UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21475

Tamarack Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300 Minneapolis, MN 55402-1240
(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Voyageur Asset Management Inc.

Tamarack Funds

SEMI-ANNUAL REPORT

March 31, 2009

Mid Cap Growth Fund
Enterprise Fund
Small Cap Core Fund
Microcap Value Fund

	Tamarack Funds
About Your Semi-Annual Report

This semi-annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The Tamarack Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.voyageur.net; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.voyageur.net; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

	Letter from the CIO of Equities	1
	Equity Portfolio Managers	4
	Performance Summary	6
	Mid Cap Growth Fund	10
	Enterprise Fund	11
	Small Cap Core Fund	12
	Microcap Value Fund	13
	Schedules of Portfolio Investments	14
	Financial Statements
	- Statements of Assets and Liabilities	25
	- Statements of Operations	27
	- Statements of Changes in Net Assets	28
	Financial Highlights	30
	Notes to Financial Statements	34
	Share Class Information	43
	Supplemental Information	44
	Renewal of Investment Advisory Fees	46

LETTER FROM THE CIO OF EQUITIES

Market Review

The last six months proved extremely challenging for equity investors. Cumulatively, equity indices across all capitalization ranges lost on average approximately 35% of their value in one of the three worst bear markets on record. The heavier losses occurred during the fourth quarter of 2008. However, the New Year offered no respite. January 2009 proved the worst opening month on record for the S&P 500, which fell 8.4%.

While a number of factors contributed to the market’s fall, the one central area concerning investors was the health of the U.S. and, furthermore, global financial systems. Major market averages put in new lows in November and again in early March as worries regarding the health of U.S. banks peaked. The March S&P 500 bottom equated to a level last experienced in 1996.

As financials, especially banks, pulled the market down over these past two quarters, they also sparked a powerful rally in the period’s closing weeks. S&P financials rallied 46% off the March low, helping the broad averages to gains of about 9% for the month. While March ended strongly, the first quarter overall still delivered losses of 10-15% across the market cap spectrum. The late-period rally persisted into the early weeks of April, leading many to wonder whether we’ve seen the worst of this market already.

In considering the entire six-month period we observe that large-cap stocks experienced the best relative returns. The lower one went in market cap the worse the relative return experience during this timeframe. Value and growth stocks did equally poorly during the fourth quarter of 2008, but growth stocks emerged as clear leaders in 2009’s first quarter.

Not Your Average Recession

To be clear, while Voyageur acknowledges the economy is mired in a deep recession with unusual challenges, we do not think comparisons to the Great Depression of the 1930s are valid. Nevertheless, this contraction is somewhat unique in many respects, including the underlying causes, the breadth and depth of economic weakness, and the fact that the entire world has suffered.

As mentioned, the global banking system’s poor health was the spark that set our markets aflame. The causes are well-known by now: essentially a combination of extremely poor lending, borrowing, and investing decisions based on the erroneous assumption that home prices would rise without interruption. While the U.S. rightly accepts most of the blame for the consequences of the bursting real estate bubble, it’s clear that similar errors were also made in the U.K. and Europe.

What generally differentiates this recession from the Great Depression is the global coordination and rapidity of policy responses to the crisis. Here in the U.S. we’ve seen the Federal Reserve take its policy rate down to essentially zero. They’ve introduced myriad programs aimed at providing or improving liquidity in a number of important corners of the financial system. They’ve embarked on pumping $1.2 trillion of cash into the economy

LETTER FROM THE CIO OF EQUITIES

through asset purchases which also provide the benefit of lower Treasury and mortgage lending rates. The federal government enacted an $800 billion stimulus package – cutting payroll taxes for most workers, providing financial aid to strapped state governments, dedicating funds to various infrastructure projects, and offering an $8,000 tax credit to first time home buyers. The Treasury and Fed are executing a plan to both assure the market’s confidence in the health of our major banks and to (finally) relieve these banks of some of their most troubled assets. The unemployment rate has exploded but is nowhere close to the 25% experienced during the Depression. A broad array of government support programs for the unemployed which did not exist in the ‘30s are in place today. Lastly, while there have been isolated exceptions there appears a strong global consensus to maintain an open trading system as major global leaders recognize the harmful impact protectionist policies would have on the economy.

The Promises

The administration has referred to early signs of stabilization or improvement in the economy as “green shoots.” The desire is that enough of these hopeful signs sprout and are fed by stimulus and monetary policy to halt and then reverse the economy’s slide.

What do we see?

The administration’s policy responses in both fiscal and monetary terms have been rapid and unprecedented. True, some of the proposals have seemed scattershot or indecisive, but the amount of intervention has been massive in scale. Coming quarters will begin to reveal the boost these programs should provide to the economy. The hope behind these stimulus efforts is that they spark a recovery that is self-sustaining. Fed policy changes work with variable lags, but if past form is followed a lower cost of capital, increased money supply, and improved access to credit should begin having a positive impact during the second half of this year.

Rising unemployment presents a problem, but as we have already discussed, a number of counter-balances are in place: expanded unemployment insurance, a cut in payroll taxes, cash to help states balance their budgets with fewer program cuts and/or tax increases, and a material tax credit to incentivize first-time home buyers.

Consumers have also been aided by the sharp drop in gasoline prices and inflation in general. Heavy refinancing of mortgage loans not only help put more cash in consumer pockets but provide a valuable stream of fee income and higher quality loans to banks that desperately need it. Another boon to consumers has been tax refunds, which so far this year are running on average over 10% higher than refunds last year.

It’s fair to look at housing as the culprit behind this recession, and it will be necessary for housing markets to stabilize before the economy returns to a growth track. Inventories remain high, and prices appear at risk of some further decline. Still, we see some green shoots in the form of extremely high housing affordability. Sales paces are at depressingly low levels; however, we see promise in the fact that sales seem to have stabilized an even improved slightly from their lows. The months of supply at current sales paces have fallen for both new and existing homes. This is a key barometer for gauging the supply/demand

LETTER FROM THE CIO OF EQUITIES

balance in these markets. We are still in a state of excess supply, but we are moving in the right direction.

Lastly, the stock market itself may be telling us something important at this very moment. Markets are forward-looking. Despite all the discouraging economic statistics, we’ve witnessed a strong rebound in stock prices that began in early March and continued well into April. Only in hindsight will we be able to say whether March 2009 marked the end of this bear market, but the rally must be taken as a support to the economy for now. Not only has the market risen lately, but volatility is down by over half from its 2008 peak. Volatility remains above long-term averages, and we would prefer to see it lower as another encouraging sign that this rally has legs. For now volatility is moving in the right direction.

The Opportunity

Emerging from recession and bearish periods stocks typically deliver strong and fast-moving recoveries that can more than offset losses incurred during the market decline. Pinpointing the date when a recession will end or when a sustained market recovery will begin is an impossible task. However, it’s at these moments after the markets have delivered their harshest blows that patient investors can potentially reap their greatest rewards. If you’ve resisted the urge to sell when things seemed darkest then we believe you are on the verge of seeing your portfolios begin to increase in value again. With earnings estimates having come down in response to the current economic environment market valuations appear quite attractive, and we’ve yet to enjoy any boost from the government’s policy prescriptions. Those who have been sidelined through this period or who currently have an allocation to equities below their normal range may wish to consider beginning to put some of their cash back to work. After witnessing the third-worst bear market on record the recovery we experience, when it comes, may be equally breathtaking.

Nancy M. Scinto

Tamarack Funds Chief Investment Officer

Equity Products

EQUITY PORTFOLIO MANAGERS

Voyageur Asset Management Inc. (“Voyageur”), the investment advisor to the Tamarack Funds, employs a team approach to the management of the Tamarack Equity Funds, with no individual team member being solely responsible for the investment decisions.

Nancy M. Scinto

Chief Investment Officer Equity Products, Director of Global Equity

Investments, Managing Director, Senior Portfolio Manager

Nancy Scinto is responsible for portfolio management of the Mid Cap Growth and Microcap Value Funds and directing the Voyageur growth equity research efforts. She joined Voyageur in 1999 from Chicago Trust Company where she managed institutional accounts and was co-manager of the five-star Alleghany / Chicago Growth and Income Fund. Nancy has held various positions including personal trust, equity trader, senior equity analyst and senior portfolio manager. She began her career in the investment industry in 1984. Nancy received a BA from Governors State University and an MBA from DePaul University. She is a member of the CFA Society of Chicago.

Gordon Telfer

Managing Director, Head of Growth Equities

Gordon Telfer is head of Voyageur’s growth equity team and co-manager of the Mid Cap Growth Fund. Fund. He joined Voyageur in 2003 from Alliance Capital Management where he was a senior portfolio manager and a member of Alliance’s Investment Policy Group. Prior to Alliance, he worked for Scudder Kemper Investments as senior vice president and global strategist and spokesperson for Scudder Kemper’s U.S. and International Portfolio Management Group. Gordon began his career in the investment industry in 1986 at Murray Johnstone International in portfolio management. He has spoken at numerous regional and national conferences on portfolio management and been a guest on CNBC. A native of Glasgow, Scotland, Gordon received his Stock Exchange Diploma from the Herriott Watt University, Edinburgh, Scotland.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the Small Cap Core Fund and Enterprise Fund and is a co-manager of the Microcap Value Fund. Prior to joining Voyageur in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

EQUITY PORTFOLIO MANAGERS

George Prince

Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the Enterprise Fund. George also provides research support for the Small Cap Core Fund. He joined Voyageur in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

5

PERFORMANCE SUMMARY
Average Annual Total Returns as of March 31, 2009 (Unaudited)
Tamarack Mid Cap Growth Fund (a)
	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio*(1)(2)	Gross Expense Ratio*(1)(2)
Class A
- Including
Maximum Sales
Charge of 5.75%	(39.67)%	(17.98)%	(6.88)%	0.72%	8.14%
- At Net Asset Value	(35.96)%	(16.35)%	(5.77)%	1.32%	8.49%	1.35%	1.44%

Class C (c)
- Including
Contingent
Deferred Sales
Charge of 1.00%	(37.05)%	(16.96)%	(6.46)%	0.57%	7.69%
- At Net Asset Value	(36.42)%	(16.96)%	(6.46)%	0.57%	7.69%	2.10%	2.19%

Class I	(35.78)%	(16.12)%	(5.53)%	1.60%	8.82%	1.10%	1.19%

Class R (c)	(36.08)%	(16.53)%	(5.99)%	1.08%	8.23%	1.60%	1.69%

Class S (d)	(35.84)%	(16.14)%	(5.53)%	1.60%	8.82%	1.10%	1.19%

Russell Midcap
Growth Index**	(39.58)%	(14.89)%	(3.91)%	(0.86)%	7.51%

Tamarack Enterprise Fund (e)
	1 Year	3 Year	5 Year	10 Year	Since Inception(f)	Net Expense Ratio*(1)(2)	Gross Expense Ratio*(1)(2)
Class A (g)
- Including
Maximum Sales
Charge of 5.75%	(44.26)%	(21.74)%	(9.39)%	3.73%	8.27%
- At Net Asset Value	(40.86)%	(20.18)%	(8.31)%	4.35%	8.53%	1.33%	1.56%

Class C (g)
- Including
Contingent
Deferred Sales
Charge of 1.00%	(41.79)%	(20.77)%	(8.99)%	3.58%	7.72%
- At Net Asset Value	(41.29)%	(20.77)%	(8.99)%	3.58%	7.72%	2.08%	2.31%

Class I (h)	(40.68)%	(19.98)%	(8.07)%	4.62%	8.80%	1.08%	1.31%

Class R (g)	(40.98)%	(20.37)%	(8.54)%	4.09%	8.26%	1.58%	1.81%

Class S	(40.74)%	(20.00)%	(8.09)%	4.61%	8.80%	1.08%	1.31%

Russell 2000
Index**	(37.50)%	(16.80)%	(5.24)%	1.93%	7.00%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.voyageur.net. Please see footnotes on page 8.

PERFORMANCE SUMMARY
Tamarack Small Cap Core Fund (i)

	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio*(1)(2)	Gross Expense Ratio*(1)(2)
Class A (g)
- Including
Maximum Sales
Charge of 5.75%	(42.10)%	(19.87)%	(7.87)%	2.18%	6.39%
- At Net Asset Value	(38.58)%	(18.28)%	(6.77)%	2.78%	6.74%	1.55%	2.02%
Class C (g)
- Including
Contingent
Deferred Sales
Charge of 1.00%	(39.58)%	(18.81)%	(7.42)%	2.05%	5.96%
- At Net Asset Value	(39.06)%	(18.81)%	(7.42)%	2.05%	5.96%	2.30%	2.77%
Class I (k)	(38.39)%	(17.98)%	(6.49)%	3.07%	7.02%	1.30%	1.77%
Class R (g)	(38.72)%	(18.39)%	(6.96)%	2.56%	6.49%	1.80%	2.27%
Class S	(38.39)%	(17.98)%	(6.49)%	3.07%	7.02%	1.30%	1.77%
Russell 2000 Index**	(37.50)%	(16.80)%	(5.24)%	1.93%	7.00%

Tamarack Microcap Value Fund (l)
	1 Year	3 Year	5 Year	10 Year	Since Inception(m)	Net Expense Ratio*(1)(2)	Gross Expense Ratio*(1)(2)
Class A (g)
- Including
Maximum Sales
Charge of 5.75%	(47.86)%	(22.52)%	(8.84)%	3.72%	5.89%
- At Net Asset Value	(44.68)%	(20.97)%	(7.75)%	4.33%	6.19%	1.32%	1.51%
Class C (g)
- Including
Contingent
Deferred Sales
Charge of 1.00%	(45.55)%	(21.56)%	(8.43)%	3.56%	5.40%
- At Net Asset Value	(45.05)%	(21.56)%	(8.43)%	3.56%	5.40%	2.07%	2.26%
Class R (g)	(44.77)%	(21.17)%	(7.98)%	4.07%	5.92%	1.57%	1.76%
Class S	(44.50)%	(20.77)%	(7.51)%	4.59%	6.45%	1.07%	1.26%
Russell 2000 Value Index**	(38.89)%	(17.54)%	(5.30)%	4.87%	9.17%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.voyageur.net. Please see footnotes on page 8.

7

PERFORMANCE SUMMARY

(1) The Funds expenses reflect the most recent fiscal year-end (September 30, 2008).

(2) The Adviser has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2010.

*The expense ratios are from the Funds’ prospectus dated January 28, 2009. Additional information pertaining to the Funds’ expense ratios as of March 31, 2009 can be found in the financial highlights.

**Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)

The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to Tamarack Mid Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.
(c)

The inception date for Class C and Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R Shares, as applicable (and where applicable, the maximum sales charges of the Class C Shares).

(d)

The inception date for Class S Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S Shares.

(e)

The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to Tamarack Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.
(g)

The inception date for Class A, Class C and Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R Shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C Shares).

(h)

The inception date for Class I Shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I Shares, as applicable.

(i)

The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to Tamarack Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.
(k)

The inception date for Class I Shares of the Fund is August 2, 2007. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I Shares, as applicable.

(l)

The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to Tamarack Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(m)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid cap companies in the Russell 3000 Index, which have higher price-to-book ratios and higher forecasted growth rates.

PERFORMANCE SUMMARY

The Russell 2000 Value Index is an unmanaged index that measures the performance of small cap companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth rates.

The Russell 2000 Index is an unmanaged index that measures the performance of U.S. small cap companies in the Russell 3000 Index.

9

	FUND STATISTICS (UNAUDITED)
	Tamarack Mid Cap Growth Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Growth Index
Asset Allocation (as of 3/31/09) (% of fund’s investments) & Top Five Industries (as of 3/31/09) (% of fund’s net assets)			Top Five Industries Consumer Discretionary Health Care Industrials Information Technology Energy	19.56% 18.34% 17.97% 15.84% 10.43%

Top Ten Holdings (as of 3/31/09) (% of fund’s net assets)	Stericycle, Inc.	4.22%	Dril-Quip, Inc.	2.96%
	LKQ Corp.	3.56%	Quest Diagnostics, Inc.	2.80%
	Core Laboratories NV	3.51%	Microchip Technology, Inc.	2.65%
	O’Reilly Automotive, Inc.	3.12%	Fastenal Co.	2.57%
	Roper Industries, Inc.	3.07%	GameStop Corp., Class A	2.47%
	*A listing of all portfolio holdings can be found on page 14.
Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 1999 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to Tamarack Mid Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
Tamarack Enterprise Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Index				Benchmark
		Top Five Industries Information Technology Industrials Consumer Discretionary Health Care Financials	29.67% 22.45% 15.41% 9.38% 8.36%	Asset Allocation (as of 3/31/09) (% of fund’s investments) & Top Five Industries (as of 3/31/09) (% of fund’s net assets)

Universal Electronics, Inc.	4.87%	Comtech Telecommunications Corp.	3.71%	Top Ten Holdings (as of 3/31/09) (% of fund’s net assets)
Spectrum Control, Inc.	4.74%
NIC, Inc.	4.64%	Steinway Musical Instruments	3.64%
EMS Technologies, Inc.	4.53%	Landauer, Inc.	3.37%
LaBarge, Inc.	4.42%	AZZ, Inc.	3.17%
Tyler Technologies, Inc.	3.83%
*A listing of all portfolio holdings can be found beginning on page 15.
				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 1999 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to Tamarack Enterprise Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

	FUND STATISTICS (UNAUDITED)
	Tamarack Small Cap Core Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell 2000 Index
Asset Allocation (as of 3/31/09) (% of fund’s investments) & Top Five Industries (as of 3/31/09) (% of fund’s net assets)			Top Five Industries Industrials Information Technology Health Care Consumer Discretionary Financials	22.68% 19.97% 14.38% 11.85% 10.37%

Top Ten Holdings (as of 3/31/09) (% of fund’s net assets)	West Pharmaceutical Services, Inc.	4.02%	Comtech Telecommunications Corp.	3.03%
	EMS Technologies, Inc.	3.33%	Gardner Denver, Inc.	2.97%
	AZZ, Inc.	3.29%	Spectrum Control, Inc.	2.87%
	PSS World Medical, Inc.	3.11%	Powell Industries, Inc.	2.69%
	Nash Finch Co.	3.09%	Steinway Musical Instruments	2.57%
	*A listing of all portfolio holdings can be found beginning on page 17.
Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 1999 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to Tamarack Small Cap Core Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

12

FUND STATISTICS (UNAUDITED)
Tamarack Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark
		Top Five Industries Financials Industrials Consumer Discretionary Information Technology Health Care	20.18% 19.65% 17.90% 13.03% 6.73%	Asset Allocation (as of 3/31/09) (% of fund’s investments) & Top Five Industries (as of 3/31/09) (% of fund’s net assets)

iShares Russell Microcap Index	2.05%	Empire District Electric Co. (The)	0.74%	Top Ten Holdings (as of 3/31/09) (% of fund’s net assets)
Fund		Encore Wire Corp.	0.74%
Enbridge Energy Management	0.90%	CIRCOR International, Inc.	0.73%
LLC		Donegal Group, Inc., Class A	0.73%
PowerShares Zacks Micro Cap	0.81%	Robbins & Myers, Inc.	0.73%
Portfolio		Ingles Markets, Inc., Class A	0.72%
Navigators Group, Inc.	0.76%
*A listing of all portfolio holdings can be found beginning on page 19.
				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 1999 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to Tamarack Microcap Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Mid Cap Growth Fund

March 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 98.63%
Consumer Discretionary — 19.56%
40,990	Aeropostale, Inc.*	$1,088,694
52,320	GameStop Corp., Class A*	1,466,006
25,800	John Wiley & Sons, Inc., Class A	768,324
148,160	LKQ Corp.*	2,114,243
17,000	New Oriental Education & Technology Group ADR*	854,250
52,920	O’Reilly Automotive, Inc.*	1,852,729
46,090	PetSmart, Inc.	966,047
6,680	Strayer Education, Inc.	1,201,532
36,150	Tractor Supply Co.*	1,303,569

		11,615,394

Consumer Staples — 6.67%
48,000	Alberto-Culver Co.	1,085,280
19,000	Chattem, Inc.*	1,064,950
16,700	Church & Dwight Co., Inc.	872,241
26,030	Hansen Natural Corp.*	937,080

		3,959,551

Energy — 10.43%
28,450	Core Laboratories NV	2,081,402
57,300	Dril-Quip, Inc.*	1,759,110
33,290	Oceaneering International, Inc*	1,227,402
52,420	Smith International, Inc.	1,125,982

		6,193,896

Financials — 3.68%
58,000	Eaton Vance Corp.	1,325,300
73,320	Hudson City Bancorp, Inc.	857,111

		2,182,411

Health Care — 18.34%
17,050	Cephalon, Inc.*	1,161,105
33,000	Charles River Laboratories International, Inc.*	897,930
15,840	Express Scripts, Inc.*	731,333
23,900	Henry Schein, Inc.*	956,239
53,950	Immucor, Inc.*	1,356,842
33,220	Pharmaceutical Product Development, Inc.	787,978
35,000	Quest Diagnostics, Inc.	1,661,800
36,000	ResMed, Inc.*	1,272,240
23,990	Varian Medical Systems, Inc.*	730,256

Shares		Value
59,120	VCA Antech, Inc.*	$1,333,156

		10,888,879

Industrials — 17.97%
56,150	Barnes Group, Inc.	600,244
19,820	Donaldson Co., Inc.	531,969
37,480	Expeditors International of Washington, Inc.	1,060,309
47,520	Fastenal Co.	1,528,006
13,940	Huron Consulting Group, Inc.*	591,474
34,000	IHS, Inc., Class A*	1,400,120
20,470	Regal-Beloit Corp.	627,201
42,990	Roper Industries, Inc.	1,824,925
52,480	Stericycle, Inc.*	2,504,870

		10,669,118

Information Technology — 15.84%
65,600	Altera Corp.	1,151,280
32,000	Amdocs Ltd.*	592,640
49,220	Ansys, Inc.*	1,235,422
68,910	Autodesk, Inc.*	1,158,377
47,000	Cognizant Technology Solutions Corp., Class A*	977,130
37,140	Dolby Laboratories, Inc., Class A*	1,266,845
29,000	FactSet Research Systems, Inc.	1,449,710
74,350	Microchip Technology, Inc.	1,575,477

		9,406,881

Materials — 6.14%
38,000	Airgas, Inc.	1,284,780
51,920	Albemarle Corp.	1,130,298
36,860	Greif, Inc., Class A	1,227,070

		3,642,148

Total Common Stocks
(Cost $69,235,136)		58,558,278

Investment Companies — 6.07%
3,605,618	Wells Fargo Prime Investment Money Market Fund	3,605,618

Total Investment Companies
(Cost $3,605,618)		3,605,618

Total Investments (Cost $72,840,754)(a) — 104.70%		62,163,896

Liabilities in excess of other assets — (4.70)%		(2,789,205)

NET ASSETS — 100.00%		$59,374,691

* Non-income producing security.
(a) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:
ADR - American Depository Receipt

See notes to financial statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund

March 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 97.36%
Consumer Discretionary — 15.41%
537,000	Benihana, Inc., Class A*	$1,390,830
300,250	Cache, Inc.*	864,720
740,800	Casual Male Retail Group, Inc.*	362,992
133,630	Mac-Gray Corp.*	698,885
134,900	McCormick & Schmick’s Seafood Restaurants, Inc.*	528,808
421,291	Movado Group, Inc.	3,176,534
202,900	Regent Communications, Inc.*	26,377
315,512	Steinway Musical Instruments*	3,776,679
27,150	Tefron Ltd.	96,382
279,100	Universal Electronics, Inc.*	5,051,710

		15,973,917

Consumer Staples — 0.12%
500,000	NutraCea*	120,000

Energy — 2.42%
73,300	Goodrich Petroleum Corp.*	1,419,088
28,000	Gulf Island Fabrication, Inc.	224,280
40,000	OYO Geospace Corp.*	522,400
44,300	Tesco Corp.*	346,426

		2,512,194

Financials — 8.36%
301,300	Asta Funding, Inc.	738,185
71,900	Boston Private Financial Holdings, Inc.	252,369
81,059	CoBiz Financial, Inc.	425,560
165,000	Compass Diversified Holdings	1,471,800
52,157	Dearborn Bancorp, Inc.*	94,926
78,800	Firstcity Financial Corp.*	145,780
131,280	Harrington West Financial Group, Inc.	160,161
70,000	LaSalle Hotel Properties	408,800
84,626	Mercantile Bank Corp.	454,442
115,389	MetroCorp Bancshares, Inc.	320,781
115,160	National Interstate Corp.	1,947,356
65,374	Northrim BanCorp, Inc.	651,779
10,666	Sanders Morris Harris Group, Inc.	41,597
99,900	SWS Group, Inc.	1,551,447

		8,664,983

Health Care — 9.38%
31,832	HMS Holdings Corp.*	1,047,273
94,800	Kensey Nash Corp.*	2,016,396
68,900	Landauer, Inc.	3,491,852
175,100	Meridian Bioscience, Inc.	3,172,812

		9,728,333

Industrials — 22.45%
410,870	Allied Defense Group, Inc. (The)*	1,618,828
124,700	AZZ, Inc.*	3,290,833
600,000	C&D Technologies, Inc.*	1,110,000
301,725	Columbus McKinnon Corp.*	2,631,042
82,200	Ennis, Inc.	728,292

Shares		Value
58,700	Hardinge, Inc.	$163,773
18,900	Hurco Cos, Inc.*	200,907
547,894	LaBarge, Inc.*	4,585,873
278,100	NN, Inc.	350,406
44,200	Old Dominion Freight Line, Inc.*	1,038,258
180,000	Orion Marine Group, Inc.*	2,358,000
250,000	PGT, Inc.*	347,500
5,589	Rush Enterprises, Inc., Class A*	49,854
159,578	Standard Parking Corp.*	2,617,079
150,000	Sun Hydraulics Corp.	2,191,500

		23,282,145

Information Technology — 29.67%
247,682	Aspen Technology, Inc.*	1,731,297
100,000	Computer Task Group, Inc.*	345,000
155,277	Comtech Telecommunications Corp.*	3,846,212
502,402	DivX, Inc.*	2,527,082
257,691	Edgewater Technology, Inc.*	721,535
269,200	EMS Technologies, Inc.*	4,700,232
221,200	Hypercom Corp.*	212,352
113,000	Interactive Intelligence, Inc.*	1,023,780
574,238	Lionbridge Technologies, Inc.*	562,753
924,500	NIC, Inc.	4,807,400
249,190	NU Horizons Electronics Corp.*	498,380
751,511	Sonic Solutions, Inc.*	901,813
699,300	Spectrum Control, Inc.*	4,916,079
271,300	Tyler Technologies, Inc.*	3,969,119

		30,763,034

Materials — 6.21%
624,900	Intertape Polymer Group, Inc.*	262,458
110,000	Koppers Holdings, Inc.	1,597,200
209,800	Landec Corp.*	1,168,586
178,800	Omnova Solutions, Inc.*	311,112
79,442	Penford Corp.	288,374
187,088	Universal Stainless & Alloy*	1,809,141
503,300	US Concrete, Inc.*	1,006,600

		6,443,471

Utilities — 3.34%
107,400	Central Vermont Public Service Corp.	1,858,020
79,800	Unitil Corp.	1,602,384

		3,460,404

Total Common Stocks
(Cost $166,252,871)		100,948,481

Exchange Traded Fund — 0.93%
50,000	SPDR KBW Regional Banking	961,000

Total Exchange Traded Fund
(Cost $1,368,357)		961,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund (cont.)

March 31, 2009 (Unaudited)

Shares		Value
Investment Companies — 6.26%
47,700	First Opportunity Fund, Inc.	$206,064
6,282,705	Wells Fargo Prime Investment Money Market Fund	6,282,705

Total Investment Companies (Cost $6,676,620)		6,488,769

Value
Total Investments (Cost $174,297,848)(a) — 104.55%	$108,398,250

Liabilities in excess of other assets — (4.55)%	(4,712,729)

NET ASSETS — 100.00%	$103,685,521

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund

March 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 96.32%
Consumer Discretionary — 11.85%
237,000	Casual Male Retail Group, Inc.*	$116,130
23,000	Dress Barn, Inc.*	282,670
16,600	Drew Industries, Inc.*	144,088
12,800	Jo-Ann Stores, Inc.*	209,152
62,900	Movado Group, Inc.	474,266
58,900	Steinway Musical Instruments*	705,033
15,300	Steven Madden Ltd.*	287,334
36,600	True Religion Apparel, Inc.*	432,246
32,962	Universal Electronics, Inc.*	596,612

		3,247,531

Consumer Staples — 5.33%
22,400	Alberto-Culver Co.	506,464
30,100	Nash Finch Co.	845,509
19,300	Sally Beauty Holdings, Inc.*	109,624

		1,461,597

Energy — 3.53%
3,000	CARBO Ceramics, Inc.	85,320
1,800	Core Laboratories NV	131,688
15,200	Swift Energy Co.*	110,960
28,100	Tesco Corp.*	219,742
17,800	Willbros Group, Inc.*	172,660
7,800	World Fuel Services Corp.	246,714

		967,084

Financials — 10.37%
21,000	Amerisafe, Inc.*	321,720
67,300	Ares Capital Corp.	325,732
38,600	Asta Funding, Inc.	94,570
72,900	Compass Diversified Holdings	650,268
24,325	Delphi Financial Group, Inc., Class A	327,415
55,400	LaSalle Hotel Properties	323,536
7,200	ProAssurance Corp.*	335,664
9,600	SeaBright Insurance Holdings, Inc.*	100,416
8,800	SWS Group, Inc.	136,664
4,072	Trico Bancshares	68,165
105,300	UCBH Holdings, Inc.	159,003

		2,843,153

Health Care — 14.38%
15,400	Amedisys, Inc.*	423,346
13,900	Emergency Medical Services Corp., Class A*	436,321
30,200	Invacare Corp.	484,106
11,700	Kinetic Concepts, Inc.*	247,104
21,900	Meridian Bioscience, Inc.	396,828
59,375	PSS World Medical, Inc.*	852,031
33,600	West Pharmaceutical Services, Inc.	1,102,416

		3,942,152

Shares		Value
Industrials — 22.68%
34,200	AZZ, Inc.*	$902,538
185,800	C&D Technologies, Inc.*	343,730
25,800	Chart Industries, Inc.*	203,304
64,200	Columbus McKinnon Corp.*	559,824
23,900	Forward Air Corp.	387,897
37,500	Gardner Denver, Inc.*	815,250
22,100	II-VI, Inc.*	379,678
31,000	Insteel Industries, Inc.	215,760
142,000	Interface, Inc., Class A	424,580
5,500	LB Foster Co., Class A*	136,565
20,900	Powell Industries, Inc.*	737,979
29,100	Sun Hydraulics Corp.	425,151
6,800	Tennant Co.	63,716
23,500	Wabtec Corp.	619,930

		6,215,902

Information Technology — 19.97%
45,000	ADC Telecommunications, Inc.*	197,550
83,300	Aspen Technology, Inc.*	582,267
33,500	Comtech Telecommunications Corp.*	829,795
116,724	DivX, Inc.*	587,122
52,200	EMS Technologies, Inc.*	911,412
119,400	NIC, Inc.	620,880
66,700	Skyworks Solutions, Inc.*	537,602
151,700	Sonic Solutions, Inc.*	182,040
111,900	Spectrum Control, Inc.*	786,657
107,900	Xyratex Ltd.*	237,380

		5,472,705

Materials — 2.93%
7,200	Arch Chemicals, Inc.	136,512
59,900	Intertape Polymer Group, Inc.*	25,158
24,200	Koppers Holdings, Inc.	351,384
30,000	Universal Stainless & Alloy*	290,100

		803,154

Telecommunication Services — 2.38%
74,100	Premiere Global Services, Inc.*	653,562

Utilities — 2.90%
14,000	Energen Corp.	407,820
13,700	Unisource Energy Corp.	386,203

		794,023

Total Common Stocks
(Cost $36,729,668)		26,400,863

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund (cont.)

March 31, 2009 (Unaudited)

Shares		Value
Investment Companies — 4.37%
47,800	First Opportunity Fund, Inc.	$206,496
991,039	Wells Fargo Prime Investment Money Market Fund	991,039

Total Investment Companies (Cost $1,437,187)		1,197,535

Value
Total Investments (Cost $38,166,855)(a) — 100.69%	$27,598,398

Liabilities in excess of other assets — (0.69)%	(190,063)

NET ASSETS — 100.00%	$27,408,335

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

March 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 95.38%
Consumer Discretionary — 17.90%
96,000	Adams Golf, Inc.*	$230,400
2,800	Allen Organ Co.(a)(b)	0
29,800	Ambassadors International, Inc.*	11,622
34,500	America’s Car-Mart, Inc.*	468,855
53,000	Arctic Cat, Inc.	202,990
60,000	Asbury Automotive Group, Inc.	258,600
65,000	Audiovox Corp., Class A*	222,950
90,000	Bakers Footwear Group, Inc.*	36,000
29,000	Bassett Furniture Industries, Inc.	56,260
48,000	Beazer Homes USA, Inc.*	48,480
69,000	Benihana, Inc., Class A*	178,710
69,000	Bluegreen Corp.*	120,060
45,000	Bon-Ton Stores, Inc. (The)	78,750
46,000	Books-A-Million, Inc.	211,600
15,127	Bowl America, Inc., Class A	148,245
43,000	Brookfield Homes Corp.	148,350
72,000	Build-A-Bear Workshop, Inc.*	437,040
44,000	Carriage Services, Inc.*	67,320
61,000	Charlotte Russe Holding, Inc.*	497,150
45,000	Cobra Electronics Corp.	40,500
23,000	Core-Mark Holding Co., Inc.*	419,060
84,000	Cost Plus, Inc.*	79,800
99,000	Craftmade International, Inc.*	130,680
32,000	CSS Industries, Inc.	544,000
42,000	Delta Apparel, Inc.*	181,860
43,000	Destination Maternity Corp.*	271,330
56,000	Dixie Group, Inc.*	61,600
40,000	Dorman Products, Inc.*	373,200
17,500	Duckwall-ALCO Stores, Inc.*	157,325
84,000	Emmis Communications Corp., Class A*	32,760
41,000	Entercom Communications Corp., Class A	45,100
117,000	Finish Line, Inc. (The), Class A	774,540
56,000	Flexsteel Industries	288,960
67,000	Fred’s, Inc., Class A	755,760
53,000	Furniture Brands International, Inc.	77,910
36,000	Gaiam, Inc., Class A*	118,080
85,000	Golfsmith International Holdings, Inc.*	84,150
24,000	Group 1 Automotive, Inc.	335,280
26,000	Hampshire Group Ltd.*	136,500
106,000	Handleman Co.*	3,604
78,300	Hartmarx Corp.*	3,445
89,000	Hastings Entertainment, Inc.*	224,280
61,750	Haverty Furniture Cos., Inc.	650,228
27,000	Helen of Troy Ltd.*	371,250
31,000	Hooker Furniture Corp.	261,640
50,000	HOT Topic, Inc.*	559,500
135,000	Interstate Hotels & Resorts, Inc.*	59,400
75,000	Isle of Capri Casinos, Inc.*	396,750
15,000	J Alexander’s Corp.*	42,225

Shares		Value
73,000	Jakks Pacific, Inc.*	$901,550
29,000	Johnson Outdoors, Inc., Class A	146,450
24,000	Jos. A. Bank Clothiers, Inc.*	667,440
82,000	Journal Communications, Inc., Class A	61,500
102,000	Journal Register Co.*	510
58,310	Lakeland Industries, Inc.*	315,457
22,000	Landry’s Restaurants, Inc.	114,840
95,270	Lazare Kaplan International, Inc.*	100,986
100,000	La-Z-Boy, Inc.	125,000
48,000	Lee Enterprises, Inc.	13,440
31,000	Lifetime Brands, Inc.	41,230
77,000	LIN TV Corp., Class A*	86,240
25,000	Lithia Motors, Inc., Class A	56,250
91,000	Luby’s, Inc.*	446,810
37,800	M/I Homes, Inc.	264,222
36,000	Mac-Gray Corp.*	188,280
28,000	Marcus Corp.	238,000
43,000	MarineMax, Inc.*	84,280
64,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	250,880
7,500	McRae Industries, Inc., Class A	95,700
26,000	Media General, Inc., Class A	49,920
38,000	Meritage Homes Corp.*	433,960
21,300	Mestek, Inc.*	133,125
39,000	Modine Manufacturing Co.	97,500
18,250	Monro Muffler Brake, Inc.	498,772
82,000	Morton’s Restaurant Group, Inc.*	218,940
69,400	Movado Group, Inc.	523,276
18,300	Nobel Learning Communities, Inc.*	214,842
10,300	Nobility Homes, Inc.	74,675
32,000	O’Charleys, Inc.	96,320
41,000	Orleans Homebuilders, Inc.	97,990
29,000	Oxford Industries, Inc.	178,930
60,000	Palm Harbor Homes, Inc.*	133,800
36,750	Perry Ellis International, Inc.*	127,155
135,000	Point.360*	166,050
71,000	Pomeroy IT Solutions, Inc.*	265,540
90,600	Radio One, Inc., Class D*	40,770
34,000	RC2 Corp.*	179,180
56,000	Red Lion Hotels Corp.*	164,080
37,550	Rex Stores Corp.*	402,536
40,000	Rocky Brands, Inc.*	140,000
85,000	Ruby Tuesday, Inc.*	248,200
20,000	Saga Communications, Inc., Class A*	75,200
45,150	Salem Communications Corp., Class A*	25,284
90,000	Shiloh Industries, Inc.*	184,500
36,000	Shoe Carnival, Inc.*	372,600
131,000	Source Interlink Cos., Inc.*	24,235
49,000	Stage Stores, Inc.	493,920
89,000	Standard Motor Products, Inc.	244,750
55,000	Steak N Shake Co. (The)*	416,350
111,000	Stein Mart, Inc.*	320,790
26,000	Steinway Musical Instruments*	311,220

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

March 31, 2009 (Unaudited)

Shares		Value
103,000	Stewart Enterprises, Inc., Class A	$333,720
66,000	Stoneridge, Inc.*	139,260
17,000	Strattec Security Corp.	141,780
30,000	Superior Industries International, Inc.	355,500
43,000	Syms Corp.*	263,160
72,000	Systemax, Inc.*	930,240
150,000	Trans World Entertainment Corp.*	91,500
50,000	Tuesday Morning Corp.*	63,500
22,000	Walking Co. Holdings, Inc. (The)*	46,860
75,080	Westwood One, Inc.*	4,505
13,400	Weyco Group, Inc.	347,328

		24,774,927

Consumer Staples — 4.96%
18,307	American Italian Pasta Co., Class A*	637,267
42,800	Andersons, Inc. (The)	605,192
9,300	Cagle’s, Inc., Class A*	16,275
94,000	Central Garden and Pet Co.*	715,340
36,000	Chiquita Brands International, Inc.*	238,680
110,000	Craft Brewers Alliance, Inc.*	127,600
83,000	Elizabeth Arden, Inc.*	483,890
31,000	Farmer Bros. Co.	551,800
67,000	Ingles Markets, Inc., Class A	1,000,310
44,000	MGP Ingredients, Inc.*	32,560
143,000	ML Macadamia Orchards LP*	264,550
10,000	Nash Finch Co.	280,900
35,500	National Beverage Corp.*	325,535
69,000	Omega Protein Corp.*	182,160
54,000	Prestige Brands Holdings, Inc.*	279,720
10,575	Sanderson Farms, Inc.	397,091
22,000	Spartan Stores, Inc.	339,020
76,450	Spectrum Brands, Inc.*	9,938
91,000	Tasty Baking Co.	384,020

		6,871,848

Energy — 3.85%
119,000	Aventine Renewable Energy Holdings, Inc.*	10,115
119,000	Brigham Exploration Co.*	226,100
44,000	Bronco Drilling Co., Inc.*	231,440
40,000	Callon Petroleum Co.*	43,600
39,000	Calumet Specialty Products Partners LP	425,100
31,000	Constellation Energy Partners LLC	48,670
43,124	Enbridge Energy Management LLC*	1,249,302
19,000	EV Energy Partner LP	275,500
98,000	Harvest Natural Resources, Inc.*	332,220
61,000	HKN, Inc.*	90,280
47,000	Knightsbridge Tankers Ltd.	683,850
25,000	Lufkin Industries, Inc.	947,000
106,000	Newpark Resources, Inc.*	268,180
14,600	PHI, Inc.*	191,844
20,000	PHI, Inc., Non voting*	199,600

Shares		Value
48,000	Trico Marine Services, Inc.*	$100,800
78,570	VeraSun Energy Corp.*	1,572

		5,325,173

Financials — 20.18%
70,000	21st Century Holding Co.	233,800
68,000	Advanta Corp., Class A	34,680
40,000	Affirmative Insurance Holdings, Inc.	127,200
105,000	American Equity Investment Life Holding Co.	436,800
75,000	American Independence Corp.*	266,250
19,000	American Safety Insurance Holdings Ltd.*	218,690
30,000	Ameris Bancorp	141,300
92,000	Asta Funding, Inc.	225,400
16,000	Avatar Holdings, Inc.*	239,680
21,000	Baldwin & Lyons, Inc., Class B	397,320
14,500	Bancinsurance Corp.*	50,895
45,000	BankUnited Financial Corp., Class A	10,350
31,000	Banner Corp.	90,210
100,000	Beverly Hills Bancorp, Inc.*	12,000
52,000	California First National Bancorp	390,000
21,000	Camco Financial Corp.	35,280
5,200	Capital Southwest Corp.	397,228
38,000	Capitol Bancorp Ltd.	157,700
44,000	Central Pacific Financial Corp.	246,400
25,000	Citizens South Banking Corp.	131,000
48,150	Citizens, Inc.*	350,050
133,000	Consumer Portfolio Services*	67,830
43,000	Cowen Group, Inc.*	209,410
58,821	Crawford & Co., Class B*	395,277
4,150	Deerfield Capital Corp.	4,150
65,777	Donegal Group, Inc., Class A	1,010,992
12,444	Donegal Group, Inc., Class B	188,527
75,040	Dynex Capital, Inc. REIT	526,781
31,000	EMC Insurance Group, Inc.	653,170
21,000	First Cash Financial Services, Inc.*	313,320
11,000	First Financial Corp.	405,900
58,000	First Industrial Realty Trust, Inc.	142,100
54,000	First Merchants Corp.	582,660
14,000	First Pactrust Bancorp, Inc.	94,500
38,000	First Place Financial Corp.	127,680
42,000	First State Bancorp	59,220
25,000	Firstcity Financial Corp.*	46,250
66,000	Flagstar Bancorp, Inc.*	49,500
60,660	FNB Corp.	465,262
45,000	FNB United Corp.	108,900
22,000	FPIC Insurance Group, Inc.*	814,660
62,000	Franklin Bank Corp.*(b)	0
109,000	Fremont General Corp.*	6,649
2,250	FRMO Corp.*	1,688
45,000	Gladstone Investment Corp.	171,900
108,000	Guaranty Bancorp*	189,000
36,850	Hampton Roads Bankshares, Inc.	287,061

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

March 31, 2009 (Unaudited)

Shares		Value
36,180	Harleysville National Corp.	$219,251
66,529	Hercules Technology Growth Capital, Inc.	332,643
38,000	HF Financial Corp.	484,500
36,000	Independence Holding Co.	180,360
13,000	Indiana Community Bancorp	169,000
13,000	Infinity Property & Casualty Corp.	441,090
31,000	Intervest Bancshares Corp., Class A	66,650
8,300	Investors Title Co.	240,617
24,000	Jefferson Bancshares, Inc.	184,560
17,000	Kansas City Life Insurance Co.	609,450
56,930	LaBranche & Co., Inc.*	212,918
11,000	LSB Corp.	98,340
53,000	Marlin Business Services Corp.*	207,760
41,353	Mass Financial Corp., Class A*	184,021
108,000	MCG Capital Corp.	138,240
138,751	Meadowbrook Insurance Group, Inc.	846,379
62,000	Medallion Financial Corp.	459,420
43,000	Mercer Insurance Group, Inc.	614,470
136,000	MicroFinancial, Inc.	272,000
12,000	MutualFirst Financial, Inc.	57,600
5,300	National Security Group, Inc.	37,842
6,000	National Western Life Insurance Co., Class A	678,000
22,400	Navigators Group, Inc.*	1,056,832
43,000	NGP Capital Resources Co.	213,710
90,000	Nicholas Financial, Inc.*	235,800
16,000	NYMAGIC, Inc.	195,200
18,000	Pacific Mercantile Bancorp*	63,540
19,000	Parkway Properties, Inc.	195,700
50,000	Patriot Capital Funding, Inc.	91,500
104,830	Paulson Capital Corp.*	105,878
29,000	Peoples Bancorp, Inc.	376,420
65,000	PMA Capital Corp., Class A*	271,050
37,900	PMC Commercial Trust REIT	210,345
40,000	Presidential Life Corp.	311,600
39,000	Prospect Capital Corp.	332,280
19,000	Provident Financial Holdings, Inc.	99,940
89,000	Reis, Inc.*	289,250
49,000	Resource America, Inc., Class A	195,510
17,000	Safety Insurance Group, Inc.	528,360
50,000	Sanders Morris Harris Group, Inc.	195,000
42,000	SeaBright Insurance Holdings, Inc.*	439,320
21,000	Simmons First National Corp., Class A	528,990
32,000	Southern Community Financial Corp.	113,920
98,000	Specialty Underwriters Alliance, Inc.*	355,740
47,000	Stewart Information Services Corp.	916,500
8,999	Stifel Financial Corp.*	389,747
72,000	Sun Bancorp, Inc.*	373,680
46,500	SWS Group, Inc.	722,145
54,000	TierOne Corp.	115,560
68,000	Unico American Corp.*	510,000
99,716	United Community Financial Corp.	120,656
128,000	United PanAm Financial Corp.*	185,600

Shares		Value
19,000	United Western Bancorp, Inc.	$92,720
29,000	Winthrop Realty Trust	200,390
4,600	Ziegler Cos., Inc. (The)*	52,900

		27,935,514

Health Care — 6.73%
31,000	Air Methods Corp.*	524,210
54,000	Albany Molecular Research, Inc.*	509,220
128,000	Allied Healthcare International, Inc.*	162,560
131,000	Allion Healthcare, Inc.*	602,600
11,000	American Shared Hospital Services*	22,000
46,000	Angiodynamics, Inc.*	517,040
92,000	BioScrip, Inc.*	215,280
57,000	Cantel Medical Corp.*	733,590
67,000	Cardiac Science Corp.*	201,670
26,000	Conmed Corp.*	374,660
46,000	Cross Country Healthcare, Inc.*	301,300
27,970	Hanger Orthopedic Group, Inc.*	370,602
82,000	HealthTronics, Inc.*	111,520
20,313	IntegraMed America, Inc.*	123,706
28,000	Invacare Corp.	448,840
7,100	Kewaunee Scientific Corp.	65,675
30,000	Lannett Co., Inc.*	162,000
31,000	Medcath Corp.*	225,370
84,000	Medical Staffing Network Holdings, Inc.*	12,600
19,000	Mediware Information Systems*	79,800
51,000	MedQuist, Inc.	130,050
42,000	National Dentex Corp.*	163,380
42,000	PDI, Inc.*	127,680
41,000	PharMerica Corp.*	682,240
49,000	RehabCare Group, Inc.*	854,560
62,000	Res-Care, Inc.*	902,720
13,888	SXC Health Solutions Corp.*	299,148
28,000	Synovis Life Technologies, Inc.*	387,520

		9,311,541

Industrials — 19.65%
50,839	Aceto Corp.	303,000
24,000	Alamo Group, Inc.	255,840
125,000	Allied Motion Technologies, Inc.*	203,750
44,000	Altra Holdings, Inc.*	170,720
13,000	Amrep Corp.*	204,100
59,000	ATC Technology Corp.*	660,800
25,000	AZZ, Inc.*	659,750
34,000	Beacon Roofing Supply, Inc.*	455,260
103,000	Builders FirstSource, Inc.*	208,060
28,800	Cascade Corp.	507,744
94,000	Celadon Group, Inc.*	521,700
2,800	Chicago Rivet & Machine Co.	33,824
45,000	CIRCOR International, Inc.	1,013,400
41,000	Commercial Vehicle Group, Inc.*	22,550
40,000	Compx International, Inc.	227,200
39,000	Consolidated Graphics, Inc.*	496,080
37,000	Cornell Cos., Inc.*	605,690

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

March 31, 2009 (Unaudited)

Shares		Value
29,000	Ducommun, Inc.	$421,660
63,000	Eagle Bulk Shipping, Inc.	267,750
14,700	Eastern Co. (The)	158,760
11,880	Ecology and Environment, Inc., Class A	149,450
48,000	Encore Wire Corp.	1,028,640
62,000	Ennis, Inc.	549,320
20,000	EnPro Industries, Inc.*	342,000
39,000	Espey Manufacturing & Electronics Corp.	588,900
62,000	Excel Maritime Carriers Ltd.	280,240
14,600	Exponent, Inc.*	369,818
12,000	ExpressJet Holdings, Inc.*	12,960
79,000	Frozen Food Express Industries	237,000
21,000	G&K Services, Inc., Class A	397,110
80,000	Gibraltar Industries, Inc.	377,600
47,000	Griffon Corp.*	352,500
25,750	Hardinge, Inc.	71,843
43,000	Herley Industries, Inc.*	514,280
31,000	Houston Wire & Cable Co.	240,250
65,000	ICT Group, Inc.*	362,050
31,000	Insituform Technologies, Inc., Class A*	484,840
43,350	International Shipholding Corp.	852,695
19,000	Jinpan International Ltd.	320,150
12,000	Key Technology, Inc.*	105,600
76,000	Kforce, Inc.*	534,280
74,000	KHD Humboldt Wedag International
	Ltd.*	511,340
55,000	Kimball International, Inc., Class B	360,800
37,000	Ladish Co., Inc.*	268,620
64,000	LECG Corp.*	162,560
38,000	LS Starrett Co., Class A	237,500
51,750	LSI Industries, Inc.	267,548
66,000	Lydall, Inc.*	196,020
58,000	Mair Holdings Escrow Shares(a)	13,920
26,875	Marten Transport Ltd.*	502,025
72,000	Mesa Air Group, Inc.*	9,180
36,117	Met-Pro Corp.	294,356
13,800	Michael Baker Corp.*	358,800
59,000	Miller Industries, Inc.*	383,500
85,000	Nashua Corp.*	85,000
21,000	NCI Building Systems, Inc.*	46,620
63,000	NN, Inc.	79,380
18,800	Northwest Pipe Co.*	535,236
106,000	On Assignment, Inc.*	287,260
33,100	PAM Transportation Services, Inc.*	181,719
62,000	Paragon Shipping, Inc., Class A	216,380
41,000	Park-Ohio Holdings Corp.*	133,660
43,160	Patrick Industries, Inc.*	21,148
99,000	RCM Technologies, Inc.*	101,970
67,000	Robbins & Myers, Inc.	1,016,390
55,500	Rush Enterprises, Inc., Class A*	495,060
21,000	School Specialty, Inc.*	369,390

Shares		Value
13,800	SL Industries, Inc.*	$63,756
78,000	Spherion Corp.*	162,240
32,000	Standex International Corp.	294,400
41,000	Superior Uniform Group, Inc.	296,020
68,116	Supreme Industries, Inc., Class A	61,304
34,000	Tredegar Corp.	555,220
11,000	Trex Co., Inc.*	83,930
21,000	United Capital Corp.*	362,250
21,000	Universal Forest Products, Inc.	558,810
28,000	USA Truck, Inc.*	362,040
38,000	Vitran Corp., Inc.*	199,880
44,000	Volt Information Sciences, Inc.*	292,600
85,000	Wabash National Corp.	104,550
102,000	WCA Waste Corp.*	168,300
125,000	Willdan Group, Inc.*	208,750
68,000	Willis Lease Finance Corp.*	719,440

		27,198,036

Information Technology — 13.03%
120,000	Acorn Energy, Inc.*	294,000
55,000	Actel Corp.*	556,600
100,000	Advanced Analogic Technologies, Inc.*	360,000
41,000	Agilysys, Inc.	176,300
59,000	Anaren, Inc.*	645,460
125,000	Axcelis Technologies, Inc.*	47,500
83,300	Bell Microproducts, Inc.*	39,151
14,000	Black Box Corp.	330,540
49,200	CalAmp Corp.*	27,060
85,000	Cascade Microtech, Inc.*	274,550
57,090	Catapult Communications Corp.*	397,917
77,000	Ciber, Inc.*	210,210
115,000	Comarco, Inc.*	227,700
23,000	Communications Systems, Inc.	176,180
73,000	Cyberoptics Corp.*	357,700
25,582	DG FastChannel, Inc.*	480,174
75,000	Digi International, Inc.*	575,250
36,000	DSP Group, Inc.*	155,520
77,000	Dynamics Research Corp.*	557,480
85,000	Edgewater Technology, Inc.*	238,000
131,000	EF Johnson Technologies, Inc.*	98,250
46,000	Electro Rent Corp.	443,440
39,000	Electro Scientific Industries, Inc.*	230,880
77,000	ePlus, Inc.*	900,130
39,000	Exar Corp.*	243,360
64,000	GSI Group, Inc.*	60,800
24,000	GTSI Corp.*	92,640
120,000	Hurray! Holding Co. Ltd. ADR*	177,600
28,000	Hutchinson Technology, Inc.*	72,800
123,000	InfoGROUP, Inc.*	511,680
32,000	Infospace, Inc.*	166,400
57,000	Insight Enterprises, Inc.*	174,420
24,000	Integral Systems, Inc.*	206,400
110,375	Integrated Silicon Solution, Inc.*	166,666
87,000	KEMET Corp.*	21,315

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

March 31, 2009 (Unaudited)

Shares		Value
48,000	Keynote Systems, Inc.*	$380,640
61,000	LeCroy Corp.*	191,540
21,000	Magal Security Systems Ltd.*	88,620
35,000	Measurement Specialties, Inc.*	143,150
104,000	Methode Electronics, Inc.	372,320
50,000	Newport Corp.*	221,000
60,000	NU Horizons Electronics Corp.*	120,000
48,000	Oplink Communications, Inc.*	369,600
40,000	Opnet Technologies, Inc.*	346,800
123,000	Optical Cable Corp.*	293,970
82,000	PC Connection, Inc.*	311,600
37,000	PDF Solutions, Inc.*	58,460
40,000	Pegasystems, Inc.	742,800
90,000	Perceptron, Inc.*	319,500
140,000	Performance Technologies, Inc.*	362,600
37,930	Photronics, Inc.*	36,413
28,000	Retalix Ltd.*	251,440
47,000	Richardson Electronics Ltd.	158,860
29,000	Rudolph Technologies, Inc.*	87,870
76,000	Semitool, Inc.*	211,280
70,000	Sigmatron International, Inc.*	115,500
46,000	Startek, Inc.*	142,600
27,000	SYNNEX Corp.*	531,090
70,560	TechTeam Global, Inc.*	344,333
21,000	Tessco Technologies, Inc.*	162,960
98,000	Tier Technologies, Inc., Class B*	453,740
120,000	Ulticom, Inc.*	600,000
46,000	Vignette Corp.*	307,280
90,000	WebMediaBrands, Inc.*	36,000
97,000	White Electronic Designs Corp.*	388,970
100,000	WPCS International, Inc.*	192,000

		18,037,009

Materials — 4.00%
70,200	American Pacific Corp.*	363,636
12,000	ASA Ltd.	641,400
37,000	Blue Earth Refineries, Inc.*	29,230
107,000	Buckeye Technologies, Inc.*	227,910
18,000	Friedman Industries	89,100
29,000	Hawkins, Inc.	447,470
50,000	Headwaters, Inc.*	157,000
70,000	Innospec, Inc.	263,900
60,000	Material Sciences Corp.*	32,400
12,000	NewMarket Corp.	531,600
140,400	North American Palladium Ltd.*	195,156
23,000	Olympic Steel, Inc.	348,910
38,000	Penford Corp.	137,940
110,000	PolyOne Corp.*	254,100
34,000	Schulman (A), Inc.	460,700
30,000	Schweitzer-Mauduit International, Inc.	553,800
45,000	Spartech Corp.	110,700
10,000	Stepan Co.	273,000
16,000	Universal Stainless & Alloy*	154,720

Shares		Value
88,610	US Concrete, Inc.*	$177,220
3,200	Vulcan International Corp.	86,400

		5,536,292

Telecommunication Services — 0.59%
40,000	D&E Communications, Inc.	214,800
41,000	SureWest Communications	319,800
30,000	USA Mobility, Inc.	276,300

		810,900

Utilities — 4.49%
14,000	American States Water Co.	508,480
9,054	California Water Service Group	379,001
29,000	Central Vermont Public Service Corp.	501,700
17,000	CH Energy Group, Inc.	797,300
15,700	Chesapeake Utilities Corp.	478,536
23,500	Connecticut Water Service, Inc.	476,580
9,000	Delta Natural Gas Co., Inc.	192,690
71,000	Empire District Electric Co. (The)	1,025,240
18,000	Florida Public Utilities Co.	175,860
4,900	Maine & Maritimes Corp.	171,500
30,400	Middlesex Water Co.	437,760
6,500	RGC Resources, Inc.	149,175
15,800	SJW Corp.	401,794
45,644	Southwest Water Co.	196,269
16,476	Unitil Corp.	330,838

		6,222,723

Total Common Stocks (Cost $262,822,491)		132,023,963

Preferred Stock — 0.45%
3,714	Inverness Medical Innovations, Inc.*	620,907

Total Preferred Stock (Cost $643,056)		620,907

Exchange Traded Funds — 2.86%
106,000	iShares Russell Microcap Index Fund	2,837,620
160,000	PowerShares Zacks Micro Cap Portfolio	1,121,600

Total Exchange Traded Funds (Cost $4,320,517)		3,959,220

Principal Amount
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)	0
1,579	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds (Cost $0)		0

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

March 31, 2009 (Unaudited)

Shares		Value
Investment Company — 1.43%
1,974,524	Wells Fargo Prime Investment Money Market Fund	$1,974,524

Total Investment Company (Cost $1,974,524)		1,974,524

Value

Total Investments (Cost $269,760,588)(c) — 100.12%	$138,578,614

Liabilities in excess of other assets — (0.12)%	(165,968)

NET ASSETS — 100.00%	$138,412,646

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

See notes to financial statements.

24

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2009 (Unaudited)

	Tamarack Mid Cap Growth Fund	Tamarack Enterprise Fund	Tamarack Small Cap Core Fund	Tamarack Microcap Value Fund
Assets:
Investments, at value (cost $72,840,754, $174,297,848, $38,166,855 and $269,760,588, respectively)	$62,163,896	$108,398,250	$27,598,398	$138,578,614
Interest and dividends receivable	35,458	105,533	18,626	163,632
Receivable for capital shares issued	104	4,508	175	117,262
Receivable for investments sold	—	257,690	123,892	—
Prepaid expenses	41,906	45,614	40,655	38,225

Total Assets	$62,241,364	$108,811,595	$27,781,746	$138,897,733

Liabilities:
Payable for capital shares redeemed	2,780,248	4,838,481	13,266	259,823
Payable for investments purchased	—	113,734	319,997	—
Accrued expenses and other payables:
Investment advisory fees	17,122	38,094	5,898	42,506
Administration fees	3,620	6,297	1,571	8,013
Audit fees	4,221	5,277	3,864	5,823
Trustees’ fees	336	903	189	1,263
Distribution fees	3,442	1,028	244	2,087
Shareholder reports	5,226	28,826	4,812	22,244
Transfer agent fees	50,012	88,161	21,235	136,488
Other	2,446	5,273	2,335	6,840

Total Liabilities	2,866,673	5,126,074	373,411	485,087

Net Assets	$59,374,691	$103,685,521	$27,408,335	$138,412,646

Net Assets Consist Of:
Capital	$81,600,534	$180,748,545	$41,615,141	$275,931,877
Undistributed net investment income (loss)	(68,203)	297,120	43,557	7,378
Accumulated net realized losses from investment transactions	(11,480,782)	(11,460,547)	(3,681,906)	(6,344,635)
Net unrealized depreciation on investments	(10,676,858)	(65,899,597)	(10,568,457)	(131,181,974)

Net Assets	$59,374,691	$103,685,521	$27,408,335	$138,412,646

Net Assets:
Class A	$17,404,065	$2,582,400	$423,402	$6,454,150
Class I	40,774,371	17,376,691	10,498	N/A
Class C	88,312	636,980	199,462	879,101
Class R	14,972	27,823	14,794	331,479
Class S	1,092,971	83,061,627	26,760,179	130,747,916

Total	$59,374,691	$103,685,521	$27,408,335	$138,412,646

25

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Tamarack Mid Cap Growth Fund	Tamarack Enterprise Fund		Tamarack Small Cap Core Fund	Tamarack Microcap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,481,009	287,439		38,072	738,091
Class I	5,586,242	1,909,131		928	N/A
Class C	13,123	74,742		18,827	104,253
Class R	2,163	3,149		1,347	38,213
Class S	149,567	9,137,427		2,366,207	14,934,325

Total	8,232,104	11,411,888		2,425,381	15,814,882

Net Asset Values and Redemption Price per Share:
Class A(a)	$7.01	$8.98		$11.12	$8.74

Class I	$7.30	$9.10		$11.31	N/A

Class C(b)	$6.73	$8.52		$10.59	$8.43

Class R	$6.92	$8.83	(c)	$10.98	$8.67

Class S	$7.31	$9.09		$11.31	$8.75

Maximum Offering Price Per Share:
Class A	$7.44	$9.53		$11.80	$9.27

Maximum Sales Charge - Class A	5.75%	5.75%		5.75%	5.75%

(a)

For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

(b)

For Class C shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase. Such reduction is not reflected in the net asset value and the redemption price per share.

(c)	Net asset value is calculated using unrounded net assets of $27,823.21 divided by the unrounded shares outstanding of 3,149.328.

See notes to financial statements.

26

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2009 (Unaudited)

	Tamarack Mid Cap Growth Fund	Tamarack Enterprise Fund	Tamarack Small Cap Core Fund	Tamarack Microcap Value Fund
Investment Income:
Interest income	$1,425	$3,086	$845	$2,654
Dividend income	295,231	991,876	244,552	1,326,605
Foreign tax withholding	(780)	—	(33)	—

Total Investment Income	295,876	994,962	245,364	1,329,259

Expenses:
Investment advisory fees	217,416	649,263	210,103	748,555
Distribution fees - Class A	43,905	9,103	1,403	25,681
Distribution fees - Class C	454	3,870	1,227	5,455
Distribution fees - Class R	18	58	20	946
Accounting fees	14,018	15,657	13,234	16,624
Administration fees	23,295	47,872	11,530	62,382
Audit fees	2,605	3,612	2,219	4,251
Custodian fees	1,805	4,699	3,790	3,216
Insurance fees	2,583	3,875	2,583	3,875
Legal fees	1,445	3,488	748	4,428
Registration and filing fees	22,848	28,393	22,947	22,346
Shareholder reports	8,542	29,649	7,526	30,273
Transfer agent fees	136,398	201,609	56,828	289,655
Trustees’ fees	1,000	2,246	528	3,141
Other fees	4,393	6,209	4,608	15,387

Total expenses before fee waiver/reimbursement	480,725	1,009,603	339,294	1,236,215
Expenses waived/reimbursed by:
Adviser	(94,693)	(307,209)	(136,786)	(314,146)
Distributor	(21,953)	(4,552)	(701)	(12,840)

Net Expenses	364,079	697,842	201,807	909,229

Net Investment Income (Loss)	(68,203)	297,120	43,557	420,030

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	(11,454,304)	(11,307,795)	(3,502,062)	(6,286,861)
Net change in unrealized appreciation/depreciation on investments	(15,169,361)	(63,931,647)	(14,704,803)	(104,680,144)

Net realized/unrealized losses from investments	(26,623,665)	(75,239,442)	(18,206,865)	(110,967,005)

Change in net assets resulting from operations	$(26,691,868)	$(74,942,322)	$(18,163,308)	$(110,546,975)

See notes to the financial statements.

27

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Tamarack Mid Cap Growth Fund		Tamarack Enterprise Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(68,203)	$(587,430)	$297,120	$(527,754)
Net realized gains (losses) from investment transactions	(11,454,304)	1,048,287	(11,307,795)	22,026,591
Net change in unrealized appreciation/depreciation on investments	(15,169,361)	(23,039,529)	(63,931,647)	(92,810,629)

Change in net assets resulting from operations	(26,691,868)	(22,578,672)	(74,942,322)	(71,311,792)

Distributions to Class A Shareholders:
From net investment income	—	—	—	(10,365)
From net realized gains	(203,081)	(2,669,542)	(495,155)	(2,346,496)

Distributions to Class I Shareholders:
From net investment income	—	—	—	(144,910)
From net realized gains	(480,353)	(5,977,503)	(2,634,071)	(5,719,952)

Distributions to Class C Shareholders:
From net realized gains	(1,093)	(93,838)	(107,763)	(312,649)

Distributions to Class R Shareholders:
From net realized gains	(77)	(950)	(3,157)	(6,334)

Distributions to Class S Shareholders:
From net investment income	—	—	—	(890,190)
From net realized gains	(11,879)	(158,103)	(14,038,037)	(35,123,251)

Change in net assets resulting from shareholder distributions	(696,483)	(8,899,936)	(17,278,183)	(44,554,147)

Capital Transactions:
Proceeds from shares issued	7,596,507	16,760,254	4,615,876	20,372,415
Distributions reinvested	693,108	8,621,750	16,492,996	41,674,838
Cost of shares redeemed	(9,640,757)	(18,552,168)	(22,776,923)	(94,911,761)

Change in net assets resulting from capital transactions	(1,351,142)	6,829,836	(1,668,051)	(32,864,508)

Net decrease in net assets	(28,739,493)	(24,648,772)	(93,888,556)	(148,730,447)

Net Assets:
Beginning of period	88,114,184	112,762,956	197,574,077	346,304,524

End of period	$59,374,691	$88,114,184	$103,685,521	$197,574,077

Undistributed net investment income (loss)	$(68,203)	$—	$297,120	$—

Share Transactions:
Issued	1,019,267	1,358,824	408,494	1,028,150
Reinvested	98,610	682,843	1,609,996	2,045,189
Redeemed	(1,311,642)	(1,550,449)	(2,154,158)	(4,808,013)

Change in shares resulting from capital transactions	(193,765)	491,218	(135,668)	(1,734,674)

See notes to financial statements.

28

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tamarack Small Cap Core Fund		Tamarack Microcap Value Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$43,557	$(257,391)	$420,030	$1,691,187
Net realized gains (losses) from investment transactions	(3,502,062)	5,404,967	(6,286,861)	14,845,377
Net change in unrealized appreciation/depreciation on investments	(14,704,803)	(15,731,329)	(104,680,144)	(91,772,336)

Change in net assets resulting from operations	(18,163,308)	(10,583,753)	(110,546,975)	(75,235,772)

Distributions to Class A Shareholders:
From net investment income	—	—	(28,683)	(26,401)
From net realized gains	(74,015)	(232,299)	(856,790)	(2,294,474)

Distributions to Class I Shareholders:
From net investment income	—	(139)	—	—
From net realized gains	(7,995)	(17,547)	—	—

Distributions to Class C Shareholders:
From net realized gains	(36,301)	(95,888)	(100,150)	(252,032)

Distributions to Class R Shareholders:
From net investment income	—	—	(643)	—
From net realized gains	(1,085)	(2,759)	(34,563)	(38,888)

Distributions to Class S Shareholders:
From net investment income	—	(83,916)	(1,244,104)	(1,248,605)
From net realized gains	(4,126,465)	(10,649,049)	(12,830,897)	(22,588,829)

Change in net assets resulting from shareholder distributions	(4,245,861)	(11,081,597)	(15,095,830)	(26,449,229)

Capital Transactions:
Proceeds from shares issued	1,596,249	2,957,494	36,620,551	163,492,450
Distributions reinvested	4,099,726	10,709,260	14,287,788	24,817,920
Cost of shares redeemed	(3,310,142)	(12,429,543)	(69,835,990)	(170,106,121)

Change in net assets resulting from capital transactions	2,385,833	1,237,211	(18,927,651)	18,204,249

Net decrease in net assets	(20,023,336)	(20,428,139)	(144,570,456)	(83,480,752)

Net Assets:
Beginning of period	47,431,671	67,859,810	282,983,102	366,463,854

End of period	$27,408,335	$47,431,671	$138,412,646	$282,983,102

Undistributed net investment income	$43,557	$—	$7,378	$860,778

Share Transactions:
Issued	140,381	126,394	3,694,020	8,656,491
Reinvested	319,065	455,611	1,445,019	1,322,173
Redeemed	(236,593)	(504,754)	(6,516,937)	(9,112,705)

Change in shares resulting from capital transactions	222,853	77,251	(1,377,898)	865,959

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS

Tamarack Mid Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Investment Activities				Distributions		Net Asset Value, End of Period	Total Return*	Ratios/Supplemental Data
		Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Realized Gains	Total Distributions			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2009 (Unaudited)	$10.18	(0.01)(a)	(3.08)	(b)	(3.09)	(0.08)	(0.08)	$ 7.01	(30.30%)(c)	$ 17,404	1.35%(d)	(0.40%)(d)	1.91%(d)	36%
Year Ended September 30, 2008	13.90	(0.09)(a)	(2.52)	(b)	(2.61)	(1.11)	(1.11)	10.18	(20.14%)	25,483	1.32%	(0.74%)	1.68%	46%
Year Ended September 30, 2007	12.47	(0.10)(a)	1.88	(b)	1.78	(0.35)	(0.35)	13.90	14.52%	33,887	1.35%	(0.78%)	1.72%	31%
Year Ended September 30, 2006	11.71	(0.08)(a)	1.07	(b)	0.99	(0.23)	(0.23)	12.47	8.52%	43,803	1.35%	(0.66%)	1.73%	23%
Year Ended September 30, 2005	11.57	(0.14)	1.86	(b)	1.72	(1.58)	(1.58)	11.71	15.62%	45,359	1.32%	(0.80%)	1.75%	22%
Period Ended September 30, 2004(e)	12.17	(0.04)	(0.56)	(b)	(0.60)	—	—	11.57	(4.93%)(c)	69,979	1.27%(d)	(0.88%)(d)	1.58%(d)	15%
Year Ended April 30, 2004	9.46	(0.08)	2.79	—	2.71	—	—	12.17	28.65%	74,150	1.38%	(0.78%)	1.64%	93%
Class I
Six Months Ended March 31, 2009 (Unaudited)	$10.58	(0.01)(a)	(3.19)	(b)	(3.20)	(0.08)	(0.08)	$ 7.30	(30.19%)(c)	$40,774	1.10%(d)	(0.15%)(d)	1.40%(d)	36%
Year Ended September 30, 2008	14.36	(0.06)(a)	(2.61)	(b)	(2.67)	(1.11)	(1.11)	10.58	(19.95%)	60,998	1.07%	(0.48%)	1.19%	46%
Year Ended September 30, 2007	12.85	(0.07)(a)	1.93	(b)	1.86	(0.35)	(0.35)	14.36	14.89%	75,721	1.10%	(0.53%)	1.21%	31%
Year Ended September 30, 2006	12.03	(0.05)(a)	1.10	(b)	1.05	(0.23)	(0.23)	12.85	8.71%	72,866	1.10%	(0.41%)	1.23%	23%
Year Ended September 30, 2005	11.81	(0.04)	1.84	(b)	1.80	(1.58)	(1.58)	12.03	16.02%	62,652	1.07%	(0.54%)	1.25%	22%
Period Ended September 30, 2004(e)	12.41	(0.04)	(0.56)	(b)	(0.60)	—	—	11.81	(4.83%)(c)	47,778	1.02%(d)	(0.62%)(d)	1.07%(d)	15%
Year Ended April 30, 2004	9.62	(0.08)	2.87	—	2.79	—	—	12.41	29.00%	66,039	1.15%	(0.50%)	1.16%	93%
Class C
Six Months Ended March 31, 2009 (Unaudited)	$ 9.81	(0.04)(a)	(2.96)	(b)	(3.00)	(0.08)	(0.08)	$6.73	(30.53%)(c)	$88	2.10%(d)	(1.14%)(d)	2.40%(d)	36%
Year Ended September 30, 2008	13.53	(0.18)(a)	(2.43)	(b)	(2.61)	(1.11)	(1.11)	9.81	(20.72%)	129	2.07%	(1.52%)	2.16%	46%
Year Ended September 30, 2007	12.24	(0.19)(a)	1.83	(b)	1.64	(0.35)	(0.35)	13.53	13.73%	1,265	2.10%	(1.52%)	2.23%	31%
Year Ended September 30, 2006	11.59	(0.17)(a)	1.05	(b)	0.88	(0.23)	(0.23)	12.24	7.56%	2,054	2.10%	(1.40%)	2.22%	23%
Year Ended September 30, 2005	11.53	(0.11)	1.75	(b)	1.64	(1.58)	(1.58)	11.59	14.91%	370	2.09%	(1.53%)	2.28%	22%
Period Ended September 30, 2004(e)	12.16	(0.05)	(0.58)	(b)	(0.63)	—	—	11.53	(5.18%)(c)	13	2.02%(d)	(1.65%)(d)	2.12%(d)	15%
Period Ended April 30, 2004(f)	12.51	—	(0.35)	—	(0.35)	—	—	12.16	(2.80%)(c)	3	1.28%(d)	(1.01%)(d)	(g)	93%
Class R
Six Months Ended March 31, 2009 (Unaudited)	$ 10.05	(0.02)(a)	(3.03)	(b)	(3.05)	(0.08)	(0.08)	$ 6.92	(30.30%)(c)	$15	1.58%(d)	(0.64%)(d)	1.90%(d)	36%
Year Ended September 30, 2008	13.77	(0.12)(a)	(2.49)	(b)	(2.61)	(1.11)	(1.11)	10.05	(20.34%)	9	1.57%	(0.99%)	1.69%	46%
Year Ended September 30, 2007	12.39	(0.13)(a)	1.86	(b)	1.73	(0.35)	(0.35)	13.77	14.30%	12	1.60%	(1.03%)	1.70%	31%
Year Ended September 30, 2006	11.67	(0.12)(a)	1.07	(b)	0.95	(0.23)	(0.23)	12.39	8.12%	10	1.60%	(0.95%)	1.73%	23%
Year Ended September 30, 2005	11.55	(0.30)	2.00	(b)	1.70	(1.58)	(1.58)	11.67	15.47%	32	1.57%	(1.04%)	1.76%	22%
Period Ended September 30, 2004(e)	12.17	(0.01)	(0.61)	(b)	(0.62)	—	—	11.55	(5.09%)(c)	72	1.52%(d)	(1.20%)(d)	1.78%(d)	15%
Period Ended April 30, 2004(f)	12.51	—	(0.34)	—	(0.34)	—	—	12.17	(2.72%)(c)	3	0.79%(d)	(0.56%)(d)	(g)	93%
Class S
Six Months Ended March 31, 2009 (Unaudited)	$10.59	(0.01)(a)	(3.19)	(b)	(3.20)	(0.08)	(0.08)	$7.31	(30.26%)(c)	$ 1,093	1.10%(d)	(0.15%)(d)	1.41%(d)	36%
Year Ended September 30, 2008	14.38	(0.06)(a)	(2.62)	(b)	(2.68)	(1.11)	(1.11)	10.59	(19.94%)	1,495	1.06%	(0.49%)	1.18%	46%
Year Ended September 30, 2007	12.86	(0.07)(a)	1.94	(b)	1.87	(0.35)	(0.35)	14.38	14.88%	1,878	1.10%	(0.53%)	1.21%	31%
Year Ended September 30, 2006	12.03	(0.05)(a)	1.11	(b)	1.06	(0.23)	(0.23)	12.86	8.79%	1,870	1.10%	(0.41%)	1.23%	23%
Year Ended September 30, 2005	11.81	(0.02)	1.82	(b)	1.80	(1.58)	(1.58)	12.03	16.02%	1,515	1.08%	(0.52%)	1.27%	22%
Period Ended September 30, 2004(e)	12.41	(0.01)	(0.59)	(b)	(0.60)	—	—	11.81	(4.83%)(c)	225	1.03%(d)	(0.71%)(d)	1.15%(d)	15%
Period Ended April 30, 2004(f)	12.76	—	(0.35)	—	(0.35)	—	—	12.41	(2.74%)(c)	4	0.25%(d)	(0.06%)(d)	(g)	93%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.	(e)	For the period from May 1, 2004 to September 30, 2004.
(b)	Less than $0.01 or $(0.01) per share.	(f)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(c)	Not annualized.	(g)	There were no waivers or reimbursements during the period.
(d)	Annualized.

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

Tamarack Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Investment Activities				Distributions			Net Asset Value, End of Period	Total Return*	Ratios/Supplemental Data
		Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2009 (Unaudited)	$16.95	0.01(a)	(6.40)	(b)	(6.39)	—	(1.58)	(1.58)	$8.98	(38.77%)(c)	$ 2,582	1.33%(d)	0.20%(d)	2.05%(d)	10%
Year Ended September 30, 2008	25.86	(0.08)(a)	(5.31)	(b)	(5.39)	(0.02)	(3.50)	(3.52)	16.95	(23.07%)	6,398	1.33%	(0.43%)	1.80%	23%
Year Ended September 30, 2007	25.12	0.03(a)	2.95	(b)	2.98	—	(2.24)	(2.24)	25.86	12.40%	18,933	1.33%	0.09%	1.80%	22%
Year Ended September 30, 2006	26.46	(0.04)(a)	1.80	(b)	1.76	—	(3.10)	(3.10)	25.12	7.72%	17,586	1.33%	(1.17%)	1.77%	27%
Year Ended September 30, 2005	23.81	(0.06)	3.66	(b)	3.60	—	(0.95)	(0.95)	26.46	15.34%	12,856	1.33%	(0.29%)	1.88%	33%
Period Ended September 30, 2004(e)	23.89	(0.02)	(0.06)	(b)	(0.08)	—	—	—	23.81	(0.33%)(c)	3,359	1.33%(d)	(0.35%)(d)	1.73%(d)	7%
Period Ended June 30, 2004(f)	24.01	—	(0.12)	—	(0.12)	—	—	—	23.89	(0.50%)(c)	1,872	1.33%(d)	(0.07%)(d)	1.72%(d)	28%
Class I
Six Months Ended March 31, 2009 (Unaudited)	$17.13	0.03(a)	(6.48)	(b)	(6.45)	—	(1.58)	(1.58)	$9.10	(38.71%)(c)	$ 17,377	1.08%(d)	0.49%(d)	1.56%(d)	10%
Year Ended September 30, 2008	26.10	(0.04)(a)	(5.34)	(b)	(5.38)	(0.09)	(3.50)	(3.59)	17.13	(22.82%)	29,388	1.08%	(0.19%)	1.31%	23%
Year Ended September 30, 2007	25.31	0.09(a)	2.96	(b)	3.05	(0.02)	(2.24)	(2.26)	26.10	12.62%	43,096	1.08%	0.35%	1.30%	22%
Year Ended September 30, 2006	26.57	0.02(a)	1.82	(b)	1.84	—	(3.10)	(3.10)	25.31	8.02%	34,478	1.08%	0.08%	1.27%	27%
Year Ended September 30, 2005	23.85	(0.02)	3.69	(b)	3.67	—	(0.95)	(0.95)	26.57	15.61%	29,554	1.08%	(0.08%)	1.36%	33%
Period Ended September 30, 2004(g)	23.85	—	—	(b)	—	—	—	—	23.85	0.00%(c)	26,707	0.00%(d)	0.00%(d)	0.00%(d)	7%
Class C
Six Months Ended March 31, 2009 (Unaudited)	$16.25	(0.03)(a)	(6.12)	(b)	(6.15)	—	(1.58)	(1.58)	$8.52	(38.98%)(c)	$ 637	2.08%(d)	(0.53%)(d)	2.56%(d)	10%
Year Ended September 30, 2008	25.09	(0.22)(a)	(5.12)	(b)	(5.34)	—	(3.50)	(3.50)	16.25	(23.61%)	1,269	2.08%	(1.19%)	2.30%	23%
Year Ended September 30, 2007	24.62	(0.16)(a)	2.87	(b)	2.71	—	(2.24)	(2.24)	25.09	11.50%	2,356	2.08%	(0.66%)	2.30%	22%
Year Ended September 30, 2006	26.17	(0.21)(a)	1.76	(b)	1.55	—	(3.10)	(3.10)	24.62	6.93%	2,366	2.08%	(0.86%)	2.26%	27%
Year Ended September 30, 2005	23.74	(0.15)	3.53	(b)	3.38	—	(0.95)	(0.95)	26.17	14.43%	801	2.08%	(1.01%)	2.39%	33%
Period Ended September 30, 2004(e)	23.85	(0.04)	(0.07)	(b)	(0.11)	—	—	—	23.74	(0.46%)(c)	75	2.08%(d)	(1.09%)(d)	2.25%(d)	7%
Period Ended June 30, 2004(f)	24.01	(0.01)	(0.15)	—	(0.16)	—	—	—	23.85	(0.67%)(c)	23	2.07%(d)	(0.67%)(d)	2.22%(d)	28%
Class R
Six Months Ended March 31, 2009 (Unaudited)	$16.72	(a)(b)	(6.31)	(b)	(6.31)	—	(1.58)	(1.58)	$8.83	(38.83%)(c)	$ 28	1.56%(d)	(0.04%)(d)	2.04%(d)	10%
Year Ended September 30, 2008	25.59	(0.13)(a)	(5.24)	(b)	(5.37)	—	(3.50)	(3.50)	16.72	(23.23%)	41	1.57%	(0.70%)	1.81%	23%
Year Ended September 30, 2007	24.95	(0.04)(a)	2.92	(b)	2.88	—	(2.24)	(2.24)	25.59	12.06%	53	1.58%	(0.18%)	1.80%	22%
Year Ended September 30, 2006	26.35	(0.11)(a)	1.81	(b)	1.70	—	(3.10)	(3.10)	24.95	7.50%	52	1.58%	(0.44%)	1.77%	27%
Year Ended September 30, 2005	23.78	(0.12)	3.64	(b)	3.52	—	(0.95)	(0.95)	26.35	15.01%	59	1.58%	(0.54%)	1.88%	33%
Period Ended September 30, 2004(e)	23.87	(0.02)	(0.07)	(b)	(0.09)	—	—	—	23.78	(0.38%)(c)	6	1.57%(d)	(0.61%)(d)	1.77%(d)	7%
Period Ended June 30, 2004(f)	24.01	(0.02)	(0.12)	—	(0.14)	—	—	—	23.87	(0.58%)(c)	3	1.54%(d)	(0.38%)(d)	1.61%(d)	28%
Class S
Six Months Ended March 31, 2009 (Unaudited)	$17.12	0.03(a)	(6.48)	(b)	(6.45)	—	(1.58)	(1.58)	$9.09	(38.73%)(c)	$ 83,062	1.08%(d)	0.48%(d)	1.56%(d)	10%
Year Ended September 30, 2008	26.09	(0.04)(a)	(5.34)	(b)	(5.38)	(0.09)	(3.50)	(3.59)	17.12	(22.83%)	160,478	1.08%	(0.19%)	1.31%	23%
Year Ended September 30, 2007	25.30	0.09(a)	2.96	(b)	3.05	(0.02)	(2.24)	(2.26)	26.09	12.62%	281,867	1.08%	0.33%	1.30%	22%
Year Ended September 30, 2006	26.56	0.02(a)	1.82	(b)	1.84	—	(3.10)	(3.10)	25.30	8.02%	304,960	1.08%	0.06%	1.27%	27%
Year Ended September 30, 2005	23.85	(0.02)	3.68	(b)	3.66	—	(0.95)	(0.95)	26.56	15.57%	327,641	1.08%	(0.08%)	1.36%	33%
Period Ended September 30, 2004(e)	23.91	(0.01)	(0.05)	(b)	(0.06)	—	—	—	23.85	(0.21%)(c)	345,451	1.08%(d)	(0.12%)(d)	1.21%(d)	7%
Year Ended June 30, 2004(h)	17.66	(0.02)	6.27	—	6.25	—	—	—	23.91	35.35%	365,930	1.08%	(0.09%)	1.22%	28%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.	(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(b)	Less than $0.01 or $(0.01) per share.	(g)	For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(c)	Not annualized.	(h)	The existing class of shares was designated Class S shares as of April 19, 2004.
(d)	Annualized.
(e)	For the period from July 1, 2004 to September 30, 2004.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS

Tamarack Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Investment Activities				Distributions			Net Asset Value, End of Period	Total Return*	Ratios/Supplemental Data
		Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2009 (Unaudited)	$21.27	(a)(b)	(8.12)	(a)	(8.12)	—	(2.03)	(2.03)	$ 11.12	(39.35%)(c)	$ 423	1.55%(d)	0.01%(d)	2.67%(d)	35%
Year Ended September 30, 2008	31.72	(0.17)(b)	(4.79)	(a)	(4.96)	—	(5.49)	(5.49)	21.27	(17.15%)	1,046	1.54%	(0.71%)	2.27%	47%
Year Ended September 30, 2007	31.74	0.16(b)	3.34	(a)	3.50	(0.11)	(3.41)	(3.52)	31.72	11.86%	1,401	1.55%	0.49%	2.13%	44%
Year Ended September 30, 2006	32.96	(0.15)(b)	4.03	(a)	3.88	—	(5.10)	(5.10)	31.74	13.85%	2,382	1.55%	(0.49%)	2.15%	35%
Year Ended September 30, 2005	32.59	(0.24)	3.10	(a)	2.86	—	(2.49)	(2.49)	32.96	8.67%	2,793	1.55%	(0.77%)	2.13%	33%
Period Ended September 30, 2004(e)	32.69	(0.05)	(0.05)	(a)	(0.10)	—	—	—	32.59	(0.31%)(c)	1,771	1.55%(d)	(0.80%)(d)	1.94%(d)	8%
Period Ended June 30, 2004(f)	32.36	(0.03)	0.36	—	0.33	—	—	—	32.69	1.02%(c)	882	1.54%(d)	(1.08%)(d)	2.64%(d)	33%
Class I
Six Months Ended March 31, 2009 (Unaudited)	$21.55	0.03(b)	(8.24)	(a)	(8.21)	—	(2.03)	(2.03)	$ 11.31	(39.25%)(c)	$ 11	1.30%(d)	0.39%(d)	2.18%(d)	35%
Year Ended September 30, 2008	31.94	(0.11)(b)	(4.75)	(a)	(4.86)	(0.04)	(5.49)	(5.53)	21.55	(16.65%)	85	1.29%	(0.45%)	1.77%	47%
Period Ended September 30, 2007(g)	31.30	(0.02)(b)	0.66	(a)	0.64	—	—	—	31.94	2.04%	102	1.30%(d)	(0.35%)(d)	1.46%(d)	44%
Class C
Six Months Ended March 31, 2009 (Unaudited)	$ 20.47	(0.05)(b)	(7.80)	(a)	(7.85)	—	(2.03)	(2.03)	$ 10.59	(39.59%)(c)	$ 199	2.30%(d)	(0.71%)(d)	3.19%(d)	35%
Year Ended September 30, 2008	30.86	(0.34)(b)	(4.56)	(a)	(4.90)	—	(5.49)	(5.49)	20.47	(17.52%)	384	2.29%	(1.47%)	2.76%	47%
Year Ended September 30, 2007	31.08	(0.12)(b)	3.31	(a)	3.19	—	(3.41)	(3.41)	30.86	11.01%	570	2.30%	(0.41%)	2.62%	44%
Year Ended September 30, 2006	32.59	(0.38)(b)	3.97	(a)	3.59	—	(5.10)	(5.10)	31.08	13.01%	366	2.30%	(1.24%)	2.65%	35%
Year Ended September 30, 2005	32.47	(0.24)	2.85	(a)	2.61	—	(2.49)	(2.49)	32.59	7.89%	473	2.30%	(1.47%)	2.64%	33%
Period Ended September 30, 2004(e)	32.63	(0.12)	(0.04)	(a)	(0.16)	—	—	—	32.47	(0.49%)(c)	196	2.30%(d)	(1.58%)(d)	2.52%(d)	8%
Period Ended June 30, 2004(f)	32.36	(0.06)	0.33	—	0.27	—	—	—	32.63	0.83%(c)	202	2.30%(d)	(1.88%)(d)	3.18%(d)	33%
Class R
Six Months Ended March 31, 2009 (Unaudited)	$ 21.06	(0.02)(b)	(8.03)	(a)	(8.05)	—	(2.03)	(2.03)	$10.98	(39.42%)(c)	$ 15	1.79%(d)	(0.25%)(d)	2.71%(d)	35%
Year Ended September 30, 2008	31.44	(0.23)(b)	(4.66)	(a)	(4.89)	—	(5.49)	(5.49)	21.06	(17.07%)	11	1.79%	(0.96%)	2.26%	47%
Year Ended September 30, 2007	31.50	0.07(b)	3.32	(a)	3.39	(0.04)	(3.41)	(3.45)	31.44	11.52%	16	1.80%	0.21%	2.12%	44%
Year Ended September 30, 2006	32.81	(0.23)(b)	4.02	(a)	3.79	—	(5.10)	(5.10)	31.50	13.61%	15	1.80%	(0.73%)	2.15%	35%
Year Ended September 30, 2005	32.54	(0.28)	3.04	(a)	2.76	—	(2.49)	(2.49)	32.81	8.36%	18	1.80%	(1.01%)	2.15%	33%
Period Ended September 30, 2004(e)	32.66	(0.08)	(0.04)	(a)	(0.12)	—	—	—	32.54	(0.37%)(c)	3	1.76%(d)	(1.05%)(d)	1.95%(d)	8%
Period Ended June 30, 2004(f)	32.36	(0.06)	0.36	—	0.30	—	—	—	32.66	0.93%(c)	3	1.82%(d)	(0.98%)(d)	2.38%(d)	33%
Class S
Six Months Ended March 31, 2009 (Unaudited)	$ 21.55	0.02(b)	(8.23)	(a)	(8.21)	—	(2.03)	(2.03)	$ 11.31	(39.25%)(c)	$ 26,760	1.30%(d)	0.30%(d)	2.19%(d)	35%
Year Ended September 30, 2008	31.94	(0.11)(b)	(4.75)	(a)	(4.86)	(0.04)	(5.49)	(5.53)	21.55	(16.68%)	45,905	1.29%	(0.46%)	1.76%	47%
Year Ended September 30, 2007	31.95	0.23(b)	3.36	(a)	3.59	(0.19)	(3.41)	(3.60)	31.94	12.10%	65,771	1.30%	0.70%	1.62%	44%
Year Ended September 30, 2006	33.06	(0.07)(b)	4.06	(a)	3.99	—	(5.10)	(5.10)	31.95	14.18%	64,750	1.30%	(0.22%)	1.65%	35%
Year Ended September 30, 2005	32.62	(0.19)	3.12	(a)	2.93	—	(2.49)	(2.49)	33.06	8.89%	68,071	1.30%	(0.53%)	1.63%	33%
Period Ended September 30, 2004(e)	32.70	(0.05)	(0.03)	(a)	(0.08)	—	—	—	32.62	(0.24%)(c)	74,165	1.30%(d)	(0.57%)(d)	1.53%(d)	8%
Year Ended June 30, 2004(h)	23.78	(0.14)	9.06	—	8.92	—	—	—	32.70	37.57%	76,036	1.30%	(0.48%)	1.54%	33%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Less than $0.01 or $(0.01) per share.	(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.	(g)	For the period August 2, 2007 (commencement of operations) to September 30, 2007.
(c)	Not annualized.	(h)	The existing class of shares was designated Class S shares as of April 19, 2004.
(d)	Annualized.
(e)	For the period from July 1, 2004 to September 30, 2004.

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

Tamarack Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Investment Activities				Distributions			Net Asset Value, End of Period	Total Return*	Ratios/Supplemental Data
		Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2009 (Unaudited)	$16.38	0.02(a)	(6.68)	(b)	(6.66)	(0.03)	(0.95)	(0.98)	$ 8.74	(41.34%)(c)	$ 6,454	1.32%(d)	0.33%(d)	1.93%(d)	7%
Year Ended September 30, 2008	22.34	0.05(a)	(4.49)	(b)	(4.44)	(0.02)	(1.50)	(1.52)	16.38	(20.74%)	19,641	1.31%	0.29%	1.74%	18.0%
Year Ended September 30, 2007	22.17	0.03(a)	1.68	(b)	1.71	—	(1.54)	(1.54)	22.34	7.68%	43,004	1.32%	0.14%	1.78%	17%
Year Ended September 30, 2006	21.52	0.00(a)	2.53	(b)	2.53	(0.04)	(1.84)	(1.88)	22.17	12.67%	29,186	1.33%	0.01%	1.74%	20%
Year Ended September 30, 2005	18.83	0.07	3.57	(b)	3.64	(0.15)	(0.80)	(0.95)	21.52	19.62%	10,328	1.33%	(0.04%)	1.73%	8%
Period Ended September 30, 2004(e)	19.12	(0.01)	(0.28)	(b)	(0.29)	—	—	—	18.83	(1.52%)(c)	1,522	1.28%(d)	0.04%(d)	1.63%(d)	3%
Period Ended June 30, 2004(f)	19.04	—	0.08	—	0.08	—	—	—	19.12	0.42%(c)	405	1.26%(d)	0.00%(d)	1.91%(d)	11%
Class C
Six Months Ended March 31, 2009 (Unaudited)	$ 15.86	(0.02)(a)	(6.46)	(b)	(6.48)	—	(0.95)	(0.95)	$ 8.43	(41.55%)(c)	$ 879	2.07%(d)	(0.47%)(d)	2.45%(d)	7%
Year Ended September 30, 2008	21.82	(0.08)(a)	(4.38)	(b)	(4.46)	—	(1.50)	(1.50)	15.86	(21.34%)	1,723	2.06%	(0.45%)	2.23%	18%
Year Ended September 30, 2007	21.84	(0.13)(a)	1.65	(b)	1.52	—	(1.54)	(1.54)	21.82	6.89%	3,981	2.07%	(0.60%)	2.28%	17%
Year Ended September 30, 2006	21.33	(0.16)(a)	2.51	(b)	2.35	—	(1.84)	(1.84)	21.84	11.86%	2,073	2.08%	(0.73%)	2.25%	20%
Year Ended September 30, 2005	18.77	(0.08)	3.54	(b)	3.46	(0.10)	(0.80)	(0.90)	21.33	18.72%	506	2.08%	(0.77%)	2.22%	8%
Period Ended September 30, 2004(e)	19.09	(0.02)	(0.30)	(b)	(0.32)	—	—	—	18.77	(1.68%)(c)	167	2.03%(d)	(0.70%)(d)	2.06%(d)	3%
Period Ended June 30, 2004(f)	19.04	(0.02)	0.07	—	0.05	—	—	—	19.09	0.26%(c)	4	2.03%(d)	(0.62%)(d)	2.22%(d)	11%
Class R
Six Months Ended March 31, 2009 (Unaudited)	$ 16.26	—(a)(b)	(6.62)	(b)	(6.62)	(0.02)	(0.95)	(0.97)	$8.67	(41.41%)(c)	$ 331	1.57%(d)	0.05%(d)	1.95%(d)	7%
Year Ended September 30, 2008	22.21	0.01(a)	(4.46)	(b)	(4.45)	—	(1.50)	(1.50)	16.26	(20.93%)	578	1.57%	0.06%	1.77%	18%
Year Ended September 30, 2007	22.11	(0.02)(a)	1.66	(b)	1.64	—	(1.54)	(1.54)	22.21	7.42%	532	1.57%	(0.08%)	1.78%	17%
Year Ended September 30, 2006	21.47	(0.06)(a)	2.54	(b)	2.48	—	(1.84)	(1.84)	22.11	12.42%	164	1.59%	(0.27%)	1.73%	20%
Year Ended September 30, 2005	18.81	(0.03)	3.60	(b)	3.57	(0.11)	(0.80)	(0.91)	21.47	19.27%	143	1.57%	(0.27%)	1.72%	8%
Period Ended September 30, 2004(e)	19.11	(0.01)	(0.29)	(b)	(0.30)	—	—	—	18.81	(1.57%)(c)	94	1.53%(d)	(0.29%)(d)	1.67%(d)	3%
Period Ended June 30, 2004(f)	19.04	—	0.07	—	0.07	—	—	—	19.11	0.37%(c)	104	1.49%(d)	0.15%(d)	2.17%(d)	11%
Class S
Six Months Ended March 31, 2009 (Unaudited)	$ 16.47	0.03(a)	(6.71)	(b)	(6.68)	(0.09)	(0.95)	(1.04)	$8.75	(41.27%)(c)	$ 130,748	1.07%(d)	0.52%(d)	1.45%(d)	7%
Year Ended September 30, 2008	22.47	0.10(a)	(4.52)	(b)	(4.42)	(0.08)	(1.50)	(1.58)	16.47	(20.53%)	261,041	1.07%	0.56%	1.26%	18%
Year Ended September 30, 2007	22.27	0.09(a)	1.68	(b)	1.77	(0.03)	(1.54)	(1.57)	22.47	7.95%	318,947	1.07%	0.39%	1.27%	17%
Year Ended September 30, 2006	21.59	0.05(a)	2.55	(b)	2.60	(0.08)	(1.84)	(1.92)	22.27	12.97%	261,594	1.09%	0.24%	1.23%	20%
Year Ended September 30, 2005	18.86	0.04	3.65	(b)	3.69	(0.16)	(0.80)	(0.96)	21.59	19.89%	232,912	1.07%	0.23%	1.22%	8%
Period Ended September 30, 2004(e)	19.14	0.01	(0.29)	(b)	(0.28)	—	—	—	18.86	(1.46%)(c)	218,871	1.03%(d)	0.22%(d)	1.16%(d)	3%
Year Ended June 30, 2004(g)	13.60	0.05	5.60	—	5.65	(0.05)	(0.06)	(0.11)	19.14	41.63%	234,956	1.03%	0.31%	1.20%	11%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.	(e)	For the period from July 1, 2004 to September 30, 2004.
(b)	Less than $0.01 or $(0.01) per share.	(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(c)	Not annualized.	(g)	The existing class of shares was designated Class S shares as of April 19, 2004.
(d)	Annualized.

See notes to financial statements.

33

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi-annual report includes the following four investment portfolios (“Funds”):

- Tamarack Mid Cap Growth Fund (“Mid Cap Growth Fund”)

- Tamarack Enterprise Fund (“Enterprise Fund”)

- Tamarack Small Cap Core Fund (“Small Cap Core Fund”)

- Tamarack Microcap Value Fund (“Microcap Value Fund”)

The Mid Cap Growth, Enterprise and Small Cap Core Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. The Microcap Value Fund offers four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment advisor for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates or of PNC Global Investment Servicing (U.S.) Inc. (“PNC”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the valuation time. Valuation time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Fund’s approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

34

NOTES TO FINANCIAL STATEMENTS

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”):

SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•    Level 1 - quoted prices in active markets for identical securities.

•    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2009 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Mid Cap Growth Fund	$62,163,896	$—	$—	$62,163,896
Enterprise Fund	108,398,250	—	—	108,398,250
Small Cap Core Fund	27,598,398	—	—	27,598,398
Microcap Value Fund	138,578,614	—	—	138,578,614

Repurchase Agreements:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within

35

NOTES TO FINANCIAL STATEMENTS

a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redisignations and prior year spillbacks ), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

3. Agreements and Other Transactions with Affiliates

Tamarack has entered into investment advisory agreements with Voyageur under which Voyageur manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate

Mid Cap Growth Fund	All Net Assets	0.70%

Enterprise Fund	Up to $30 million	1.40%
	Over $30 million	0.90%

Small Cap Core Fund	Up to $30 million	1.40%
	Over $30 million	0.90%
Microcap Value Fund	All Net Assets	0.90%

Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each Fund and Class I shares of each Fund (except Microcap Value Fund, which does not offer Class I shares) to the following levels. This expense limitation agreement is in place February 1, 2009 until January 31, 2010.

Annual Rate

Mid Cap Growth Fund	1.10%
Enterprise Fund	1.08%
Small Cap Core Fund	1.30%
Microcap Value Fund	1.07%

Classes A, C, and R vary from these limits only by the addition of class-specific 12b-1 fees. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by Voyageur, any expenses in excess of the expense limitation and repay Voyageur such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

36

NOTES TO FINANCIAL STATEMENTS

Voyageur serves as co-administrator to the Funds. PNC serves as co- administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. PNC receives a fee for its services payable by the Funds based on the Funds’ average net assets. Voyageur’s fee is listed as “Administration fees” in the Statements of Operations. PNC’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

Independent Trustees (Trustees of Tamarack who are not directors, officers or employees of the adviser, administrator or distributor) receive from the entire Tamarack fund family an annual retainer of $20,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Tamarack Distributors Inc. (the “Distributor”) acts as the Funds’ distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for or to reimburse the Distributor monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan; and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

	Class A	Class C	Class R

12b-1 Plan Fee	0.25%*	1.00%	0.50%

*The maximum Plan fee rate for Class A shares is 0.50%.The Distributor is contractually waiving 0.25% of the total 0.50% Plan fee for Class A at least through January 31, 2010.

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

For the six months ended March 31, 2009, the Distributor received commissions of $4,120 from front-end sales charges of Class A shares of the Funds, of which $828 was paid to affiliated broker-dealers, the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor. The Distributor also received $272 from CDSC fees from Class C shares of the Funds. The Distributor received no CDSC fees from Class A shares of the Funds during the six months ended March 31, 2009.

37

NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2009 were as follows:

	Purchases	Sales

Mid Cap Growth Fund	$23,158,788	$25,763,878
Enterprise Fund	13,726,876	31,130,578
Small Cap Core Fund	11,337,622	12,583,170
Microcap Value Fund	12,438,517	34,619,909

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions

Tamarack is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Funds are summarized on the following pages:

	Tamarack Mid Cap Growth Fund		Tamarack Enterprise Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$917,464	$2,906,833	$76,665	$756,580
Distributions reinvested	200,982	2,640,566	447,890	2,151,734
Cost of shares redeemed	(1,327,462)	(4,652,827)	(1,526,038)	(9,459,263)

Change in Class A	$(209,016)	$894,572	$(1,001,483)	$(6,550,949)

Class I
Proceeds from shares issued	$6,583,620	$13,518,790	$974,589	$2,778,617
Distributions reinvested	479,097	5,730,436	2,634,071	5,864,860
Cost of shares redeemed	(8,273,610)	(12,600,472)	(1,708,432)	(6,897,094)

Change in Class I	$(1,210,893)	$6,648,754	$1,900,228	$1,746,383

Class C
Proceeds from shares issued	$999	$—	$12,518	$145,451
Distributions reinvested	1,093	91,961	104,090	298,946
Cost of shares redeemed	(2,020)	(976,575)	(169,662)	(717,448)

Change in Class C	$72	$(884,614)	$(53,054)	$(273,051)

Class R
Proceeds from shares issued	$10,000	$—	$11,561	$15,119
Distributions reinvested	77	948	694	868
Cost of shares redeemed	(2,071)	(22)	(8,319)	(11,564)

Change in Class R	$8,006	$926	$3,936	$4,423

Class S
Proceeds from shares issued	$84,424	$334,631	$3,540,638	$16,676,648
Distributions reinvested	11,859	157,839	13,306,251	33,358,430
Cost of shares redeemed	(35,594)	(322,272)	(19,364,567)	(77,826,392)

Change in Class S	$60,689	$170,198	$(2,517,678)	$(27,791,314)

Change in net assets resulting from capital transactions	$(1,351,142)	$6,829,836	$(1,668,051)	$(32,864,508)

38

NOTES TO FINANCIAL STATEMENTS

	Tamarack Mid Cap Growth Fund		Tamarack Enterprise Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
SHARE TRANSACTIONS:
Class A
Issued	131,912	246,121	6,528	37,961
Reinvested	29,383	214,331	44,214	106,311
Redeemed	(184,265)	(394,814)	(140,680)	(499,159)

Change in Class A	(22,970)	65,638	(89,938)	(354,887)

Class I
Issued	874,358	1,087,452	94,680	141,476
Reinvested	67,383	448,391	256,732	287,493
Redeemed	(1,122,123)	(1,040,588)	(158,203)	(364,198)

Change in Class I	(180,382)	495,255	193,209	64,771

Class C
Issued	151	—	1,088	7,358
Reinvested	166	7,702	10,809	15,323
Redeemed	(318)	(88,051)	(15,215)	(38,513)

Change in Class C	(1)	(80,349)	(3,318)	(15,832)

Class R
Issued	1,541	—	1,381	858
Reinvested	11	78	69	43
Redeemed	(317)	(2)	(759)	(522)

Change in Class R	1,235	76	691	379

Class S
Issued	11,306	25,251	304,817	840,497
Reinvested	1,665	12,341	1,298,171	1,636,019
Redeemed	(4,618)	(26,994)	(1,839,300)	(3,905,621)

Change in Class S	8,353	10,598	(236,312)	(1,429,105)

Change in shares resulting from capital transactions	(193,765)	491,218	(135,668)	(1,734,674)

39

NOTES TO FINANCIAL STATEMENTS

	Tamarack Small Cap Core Fund		Tamarack Microcap Value Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$31,216	$192,481	$574,402	$6,065,076
Distributions reinvested	69,291	225,429	629,432	1,658,167
Cost of shares redeemed	(265,082)	(304,470)	(5,994,873)	(22,030,260)

Change in Class A	$(164,575)	$113,440	$(4,791,039)	$(14,307,017)

Class I
Proceeds from shares issued	$58,343	$—	$—	$—
Distributions reinvested	7,995	17,685	—	—
Cost of shares redeemed	(93,057)	—	—	—

Change in Class I	$(26,719)	$17,685	$—	$—

Class C
Proceeds from shares issued	$944	$—	$34,307	$298,348
Distributions reinvested	36,300	95,884	88,784	226,017
Cost of shares redeemed	(36,448)	(92,187)	(156,935)	(1,830,778)

Change in Class C	$796	$3,697	$(33,844)	$(1,306,413)

Class R
Proceeds from shares issued	$10,001	$—	$46,467	$367,046
Distributions reinvested	358	784	35,127	38,764
Cost of shares redeemed	(2,080)	(16)	(58,998)	(185,753)

Change in Class R	$8,279	$768	$22,596	$220,057

Class S
Proceeds from shares issued	$1,498,172	$2,765,013	$35,965,374	$156,761,980
Distributions reinvested	3,985,782	10,369,478	13,534,444	22,894,972
Cost of shares redeemed	(2,915,902)	(12,032,870)	(63,625,182)	(146,059,330)

Change in Class S	$2,568,052	$1,101,621	$(14,125,364)	$33,597,622

Change in net assets resulting from capital transactions	$2,385,833	$1,237,211	$(18,927,651)	$18,204,249

SHARE TRANSACTIONS:
Class A
Issued	2,506	8,061	57,409	328,343
Reinvested	5,473	9,688	63,643	88,577
Redeemed	(19,097)	(12,732)	(581,927)	(1,142,761)

Change in Class A	(11,118)	5,017	(460,875)	(725,841)

Class I
Issued	5,497	—	—	—
Reinvested	621	752	—	—
Redeemed	(9,137)	—	—	—

Change in Class I	(3,019)	752	—	—

Class C
Issued	55	—	3,246	15,814
Reinvested	3,005	4,257	9,297	12,398
Redeemed	(2,986)	(3,976)	(16,967)	(102,018)

Change in Class C	74	281	(4,424)	(73,806)

Class R
Issued	988	—	4,616	19,673
Reinvested	29	35	3,581	2,083
Redeemed	(206)	(1)	(5,539)	(10,165)

Change in Class R	811	34	2,658	11,591

Class S
Issued	131,336	118,333	3,628,748	8,292,661
Reinvested	309,936	440,880	1,368,498	1,219,115
Redeemed	(205,167)	(488,046)	(5,912,503)	(7,857,761)

Change in Class S	236,105	71,167	(915,257)	1,654,015

Change in shares resulting from capital transactions	222,853	77,251	(1,377,898)	865,959

40

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on March 30, 2008. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the beginning of the day. As of March 31, 2009, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

As of March 31, 2009, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Mid Cap Growth Fund	$74,098,367	$4,046,821	$(15,981,293)	$(11,934,472)
Enterprise Fund	174,940,106	10,673,969	(77,215,825)	(66,541,856)
Small Cap Core Fund	38,613,430	2,044,218	(13,059,250)	(11,015,032)
Microcap Value Fund	270,166,405	16,296,256	(147,884,044)	(131,587,788)

The tax character of distributions during the fiscal year ended September 30, 2008 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid*

Mid Cap Growth Fund	$—	$8,899,936	$8,899,936	$8,899,936
Enterprise Fund	5,347,268	39,206,879	44,554,147	44,554,147
Small Cap Core Fund	612,109	10,469,488	11,081,597	11,081,597
Microcap Value Fund	4,259,319	22,189,910	26,449,229	26,449,229

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2009.

8. Market Timing

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of Tamarack’s policies on market timing and/or excessive trading.

41

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2009, the redemption fees collected by each Fund were as follows:

Redemption Fees

Mid Cap Growth Fund	$ 19
Enterprise Fund	396
Small Cap Core Fund	39
Microcap Value Fund	186

9. Soft Dollars

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. Voyageur has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2009, certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

42

SHARE CLASS INFORMATION (UNAUDITED)

The Tamarack Equity Funds offer up to five share classes. These five share classes are the A, C, R, I, and S classes.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds’ distributor is currently voluntarily waiving 25 bps. The Distributor currently has no plans to discontinue this waiver.) Class A shares have a higher up-front sales charge (load) than Class C shares, but a lower annual expense ratio.

Class C

Class C shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

Class R

Class R shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. Class R shares have no up-front sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. Class R shares currently have annual expenses between Class A and Class C share expenses.

Class S

Class S shares are available to investors purchasing shares directly through the Fund or its agent, BFDS, or through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class I

Class I shares are available in the Mid Cap Growth, Enterprise, and Small Cap Core Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the better choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

43

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/08-3/31/09	Annualized Expense Ratio During Period 10/1/08-3/31/09

Mid Cap Growth Fund	Class A	$1,000.00	$697.00	$5.71	1.35%
	Class I	1,000.00	698.10	4.66	1.10%
	Class C	1,000.00	694.70	8.87	2.10%
	Class R	1,000.00	697.00	6.68	1.58%
	Class S	1,000.00	697.40	4.66	1.10%

Enterprise Fund	Class A	1,000.00	612.30	5.35	1.33%
	Class I	1,000.00	612.90	4.34	1.08%
	Class C	1,000.00	610.20	8.35	2.08%
	Class R	1,000.00	611.70	6.27	1.56%
	Class S	1,000.00	612.70	4.34	1.08%

Small Cap Core Fund	Class A	1,000.00	606.50	6.21	1.55%
	Class I	1,000.00	607.50	5.21	1.30%
	Class C	1,000.00	604.10	9.20	2.30%
	Class R	1,000.00	605.80	7.17	1.79%
	Class S	1,000.00	607.50	5.21	1.30%

Microcap Value Fund	Class A	1,000.00	586.60	5.22	1.32%
	Class C	1,000.00	584.50	8.18	2.07%
	Class R	1,000.00	585.90	6.21	1.57%
	Class S	1,000.00	587.30	4.23	1.07%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

44

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/08-3/31/09	Annualized Expense Ratio During Period 10/1/08-3/31/09

Mid Cap Growth Fund	Class A	$1,000.00	$1,018.20	$ 6.79	1.35%
	Class I	1,000.00	1,019.45	5.54	1.10%
	Class C	1,000.00	1,014.46	10.55	2.10%
	Class R	1,000.00	1,017.05	7.95	1.58%
	Class S	1,000.00	1,019.45	5.54	1.10%

Enterprise Fund	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%
	Class C	1,000.00	1,014.56	10.45	2.08%
	Class R	1,000.00	1,017.15	7.85	1.56%
	Class S	1,000.00	1,019.55	5.44	1.08%

Small Cap Core Fund	Class A	1,000.00	1,017.20	7.80	1.55%
	Class I	1,000.00	1,018.45	6.54	1.30%
	Class C	1,000.00	1,013.46	11.55	2.30%
	Class R	1,000.00	1,016.01	9.00	1.79%
	Class S	1,000.00	1,018.45	6.54	1.30%

Microcap Value Fund	Class A	1,000.00	1,018.35	6.64	1.32%
	Class C	1,000.00	1,014.61	10.40	2.07%
	Class R	1,000.00	1,017.10	7.90	1.57%
	Class S	1,000.00	1,019.60	5.39	1.07%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

45

APPROVAL OF INVESTMENT ADVISORY - SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information for Tamarack Funds Shareholders Regarding the Renewal of Investment Advisory Agreements

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”) for each of the Funds. After evaluating the services provided by the Advisor and reviewing the performance and relevant expenses of each Fund, the Trustees concluded that it was in the best interests of the Funds and their shareholders to continue the investment advisory agreements (“Agreements”).

As part of their review of the Agreements, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifications of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss this information and Voyageur’s intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by Voyageur, including information prepared by a third-party consultant as to each Fund’s performance relative to an appropriate benchmark as well as compared to the Fund’s appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by it, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the materials. The Trustees received information from Voyageur regarding other benefits derived from its relationships with the Funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of each portfolio management team.

While, with the exception of the Small Cap Core Fund, the Funds’ performance generally ranked between the third and fifth quintiles of their respective peer groups for the three and five year periods, the Board observed that the performance of the Mid Cap Growth Fund ranked in the top quintile of its peer group for the one year period. Additionally, the Small Cap Core Fund ranked in the second quintile of its peer group for the one year period and the Enterprise and Micro Cap Value Funds’ performance was in the fourth quintile of their respective peer groups for the one year period. The expense comparisons ranged from first quintile (Enterprise Fund and Mid Cap Growth Fund) to the third quintile (Small Cap Core Fund) in their peer groups. In addition, the total expense structure for the Mid Cap Growth Fund was twenty four basis points lower than its peer group median and the Enterprise Fund was nineteen basis points lower than its peer group median.

The Trustees also reviewed and approved Fund Management’s proposal to continue for an additional year all existing fee waivers in order to maintain total expenses at their current levels. In considering the quality of the services performed for each Fund by Voyageur, the Trustees discussed the strong research capabilities and fundamental analysis performed by the firm and also considered the extensive portfolio management experience of Voyageur staff, the compliance structure and systems established by Voyageur and the financial viability of Voyageur. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair in light of the nature and quality of services provided under all of the circumstances, and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the continuation of the Agreements for the Funds. In arriving at their decision to approve the renewal of both of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

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48

Tamarack Funds

P.O. Box 219757

Kansas City, MO 64121-9757

800-422-2766

www.voyageur.net

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2009.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Voyageur Asset Management Inc. serves as investment adviser for the Tamarack Funds. Tamarack Funds are distributed by Tamarack Distributors Inc.

The Tamarack Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-

managed and responsibly harvested forests that meet strict

environmental and socioeconomic standards.

TF-EQ SAR 03-09

Voyageur Asset Management Inc.

Tamarack Funds

SEMI-ANNUAL REPORT

March 31, 2009

Prime Money Market Fund

U.S. Government Money Market Fund

Tax-Free Money Market Fund

Tamarack Institutional Prime Money Market Fund

Tamarack Institutional Tax-Free Money Market Fund

LETTER FROM THE CIO OF FIXED INCOME

The fixed income market has gradually reopened for business over the past several quarters. While the economy continued to contract at a record pace over the past two quarters, credit availability, as reflected in corporate bond new issue volumes, has certainly improved during this period. Government intervention and the introduction of important new guarantee programs have improved market sentiment. While the current economic environment is clearly daunting, we believe that preliminary signs of a consolidation or bottoming to the market volatility that has roiled the fixed income markets for much of the past two years are increasingly evident. More recently, credit spreads and risk premiums across all market sectors have been narrowing and trading flows are improving. There are extremely good long-term values to be had in nearly every sector of the fixed income market. Income or yield, in stark contrast to the past several years, will increasingly become the key differentiator of relative performance as we move ahead through 2009. That said, new risks will certainly emerge as the economy attempts to gain more permanent footing. Increasing default rates and the eventual pull back of government stimulus are two important areas of concern. The massive amounts of fiscal stimulus being put into the market will have a larger impact on the economy in 2010 and beyond as much of the stimulus will be distributed in future years. We are increasingly concerned with the interconnectedness of the Federal Reserve and the U.S. Treasury. While the combined effects of monetary and fiscal stimulus may have suited the cultural and political will of the day, the Federal Reserve will need to prepare for inevitable inflationary pressures that will present themselves. Pulling back that stimulus will be extremely difficult. Future successes in the fixed income markets will equally be determined by carefully managing these new risks in light of the generational investment opportunities currently available in the marketplace.

From an economic perspective, the major growth impediments remain the same: housing, consumers’ secular swing from debt-financed consumption toward saving, and stress in the financial system. The jobs situation will likely continue to worsen in upcoming quarters, further dampening prospects for a quick turnaround in the second half of 2009. While pending home sales, construction and manufacturing have recently exceeded lowered expectations, we continue to believe the key to a sustainable recovery is a real bottoming in the housing and labor markets. The fact remains that new and existing home inventories remain near record levels relative to demand – despite high affordability indices. Wealth destruction continues as equity and housing values have collapsed over the past six months. Consequently, personal savings rates (4.2% in February) skyrocketed as families repaired their balance sheets. In the fourth quarter net non-financial sector (ex-government) borrowing fell for the first time ever year-over-year. Household debt alone fell 2.0%. The consumer shift from debt-fueled consumption to thrift greatly contributes to the downward economic trajectory. Durable goods orders continued falling during the first quarter. Manufacturing capacity utilization rates are at post-war lows. The high durables inventory/sales ratio suggests further production cuts. These developments influence employment. An 8+% unemployment rate is widely expected to reach 10% by year-end. None of this bodes well for bank loan performance. Commercial real estate appears the next big challenge to bank loan quality. On a positive note, there may be early signs of recovery. Core retail sales (ex-building materials, vehicles, and gasoline) rose in January and February. March’s 20%+ recovery in the Dow Jones Industrial Average was the quickest (13

1

LETTER FROM THE CIO OF FIXED INCOME

trading days) since 1938. The Mortgage Application Index increased 58% since late January, and with 78% of those applications being refinancings, those borrowers’ net cash flow situation should improve. Consumers will likely also benefit from higher tax refunds as the IRS reports the average paid is up 9% versus this time last year. That said, the economy and our markets remain at risk to further volatility as we determine whether the fixed income markets have correctly called a bottom in economic activity.

Looking ahead, while the Federal Reserve and the U.S. Treasury have successfully employed multiple strategies to avoid a collapse of the U.S. financial system, we are highly skeptical of the use of low interest rates and leverage (PPIP and TALF) to permanently solve the current economic and financial crisis. Excess capacity needs to be driven out of the economy. The current slowdown has been impacted by too many goods chasing the marginal dollar of consumption. Until we can get supply more in balance with normalized demand, the economy will continue to stumble along. Interest rates will likely remain volatile within a relatively well defined range for each maturity for the foreseeable future. We do not expect the Federal Reserve to alter monetary policy in 2009. Treasury supply driven concerns will be offset by the reality of Federal Reserve’s quantitative easing program. Mortgage rates will remain stable and will continue to benefit from government support. Agency debentures and TLGP guaranteed corporate debt should continue to perform well in upcoming quarters. Despite increasing default rates, corporate bonds exhibit some of the strongest potential returns within the fixed income market over the next year. The municipal market also provides significant opportunities. Our strategy will continue to emphasize holding existing risk positions within our funds while at the same time prudently adding quality new issues at attractive valuation levels. We believe the actions we take today will continue to sow the seeds for stable and competitive relative performance in future periods. We appreciate your continued confidence and trust.

Ours is a business of trust. As a fiduciary for your assets, professional and ethical behavior is the standard for how we approach our investment discipline. We want to thank you for your trust and ongoing support for the Tamarack Funds.

Sincerely,

John M. Huber, CFA

Chief Investment Officer, Fixed Income

Tamarack Funds

2

MONEY MARKET PORTFOLIO MANAGERS

Voyageur Asset Management (“Voyageur”), the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the money market funds. Each Fund’s management team has access to Voyageur’s investment research and other money management resources.

John M. Huber, CFA

Senior Managing Director, Chief Investment Officer — Fixed Income

John Huber directs Voyageur’s fixed income group. John joined Voyageur in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach is an active member of the Credit Team and serves as primary portfolio manager for the Tax-Free and Institutional Tax-Free Money Market Funds. He has extensive experience working with taxable and tax-exempt municipal fixed income securities. Prior to his experience at Voyageur, Raye was employed at First Bank where he managed the municipal and money market trust funds. Raye also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank’s investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and joined Voyageur in 1983. He received a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder and member of the CFA Society of Minnesota.

Scott Cabalka

Vice President, Client Service Portfolio Manager

Scott Cabalka is a portfolio manager on Voyageur’s Institutional Portfolio Management Team overseeing portfolio strategy and investment activity for clients. Scott has particular expertise managing short duration mandates, and he co-manages the Tamarack Money Market Funds. Before joining Voyageur in 1993, he was an account executive with Merrill Lynch, where he focused on short-term investment strategies for institutional investors. Scott began his career in the investment industry in 1980. He received a BS and an MBA in Finance from the University of Minnesota Carlson School of Management.

Brandon T. Swensen,

CFA Vice President, Portfolio Manager

Brandon Swensen is a portfolio manager on the Spread Management Team and leads the firm’s trading activity in short duration investment services. Brandon also has specific research responsibilities for finance companies, automobile, auto asset backed securities and asset backed commercial paper. He joined Voyageur in 2000 and has held several key roles including senior structured product analyst and credit analyst in the fixed income group. Brandon began his career in the investment industry in 1998. He received a BS in Finance from St. Cloud State University and an MBA in Finance from the University of St. Thomas. Brandon is a CFA charterholder and member of the CFA Society of Minnesota.

3

	PERFORMANCE SUMMARY
Investment Objective

Each of the Tamarack Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

			SEC 7-Day Annualized Yield (1)
		Total Return for the Six Months Ended March 31, 2009	March 31, 2009 (Unaudited)	September 30, 2008
	Prime Money Market Fund*
	RBC Institutional Class 1	0.66%	0.87%	2.29%
	RBC Institutional Class 2	0.63%	0.72%
	RBC Investor Class	0.35%	0.02%
	RBC Reserve Class	0.41%	0.15%
	RBC Select Class	0.44%	0.25%
	U.S. Government Money Market Fund*
	RBC Institutional Class 1	0.57%	0.58%	1.50%
	RBC Institutional Class 2	0.54%	0.48%
	RBC Investor Class	0.29%	0.01%
	RBC Reserve Class	0.33%	0.01%
	RBC Select Class	0.36%	0.01%
	Tax-Free Money Market Fund*
	RBC Institutional Class 1	0.51%	0.60%	5.94%
	RBC Institutional Class 2	0.48%	0.52%
	RBC Investor Class	0.29%	0.01%
	RBC Reserve Class	0.30%	0.01%
	RBC Select Class	0.34%	0.09%
	Tamarack Institutional Prime Money Market Fund (2)	0.62%	0.54%	2.85%
	Tamarack Institutional Tax-Free Money Market Fund (2)	0.48%	0.23%	6.50%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to most recent month-end go to www.voyageur.net.

*The inception date for the RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares.

(1)       As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

(2)       The Tamarack Institutional Prime and Institutional Tax-Free Money Market Funds are intended for shareholders investing $1 million or more.

4

PERFORMANCE SUMMARY

						Asset Allocation
Money Market Maturity Schedules as a percentage of value of investments based on effective maturity as of March 31, 2009.
	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Tamarack Institutional Prime Money Market Fund	Tamarack Institutional Tax-Free Money Market Fund
Less than 8 days	32.6%	29.7%	75.5%	50.4%	99.2%
8 to 14 Days	5.4%	7.1%	0.0%	3.2%	0.0%
15 to 30 Days	10.6%	20.4%	0.5%	12.0%	0.8%
31 to 180 Days	40.6%	35.3%	5.8%	34.4%	0.0%
181 to 365 Days	10.8%	7.5%	18.2%	0.0%	0.0%

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

March 31, 2009 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 0.37%
Asset Backed Auto Receivables — 0.37%
$42,000,000	Nissan Auto Receivables Owner Trust, Series 2009-A , Class A1, 1.76%, 4/15/10(c)	$42,000,000
4,079,231	World Omni Auto Receivables Trust, Series 2008-B, Class A1, 3.00%, 8/17/09	4,079,231

Total Asset Backed Securities (Cost $46,079,231)		46,079,231

Commercial Paper — 19.77%
Banks - Australia & New Zealand — 2.56%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.81%, 7/6/09(a)(b)	49,892,000
65,000,000	Australia & New Zealand Banking Group Ltd., 0.86%, 6/25/09(a)(b)	64,868,014
100,000,000	Westpac Banking Corp., 0.50%, 4/15/09(a)(b)	99,980,555
100,000,000	Westpac Banking Corp., 0.70%, 7/6/09(a)(b)	99,813,333

		314,553,902

Chemicals — 1.62%
100,000,000	BASF SE, 0.78%, 4/6/09(a)(b)	99,989,167
100,000,000	BASF SE, 1.25%, 1/8/10(a)(b)	99,020,833

		199,010,000

Consumer Staples — 1.83%
50,000,000	The Coca-Cola Co., 0.35%, 5/18/09(a)(b)	49,977,153
75,000,000	The Coca-Cola Co., 0.55%, 6/22/09(a)(b)	74,906,042
50,000,000	Kimberly-Clark Worldwide, 0.25%, 4/8/09(a)(b)	49,997,569
50,000,000	Nestle Capital Corp., 0.72%, 10/5/09(a)(b)	49,813,000

		224,693,764

Finance - Diversified Domestic — 5.27%
74,000,000	American Honda Finance Corp., 0.65%, 4/9/09(b)	73,989,311
100,000,000	CBA Delaware Finance, Inc., 0.58%, 4/16/09(b)	99,975,833
100,000,000	CBA Delaware Finance, Inc., 0.80%, 5/26/09(b)	99,877,778
100,000,000	Reckitt Benckiser, 1.20%, 5/8/09(a)(b)	99,876,667
100,000,000	Reckitt Benckiser, 1.21%, 5/18/09(a)(b)	99,842,028

Principal Amount		Value
$75,000,000	Reckitt Benckiser, 1.23%, 6/2/09(a)(b)	$74,841,125
100,000,000	Toyota Motor Credit Corp., 0.70%, 6/3/09(b)	99,877,500

		648,280,242

Health Care — 3.12%
9,301,000	Baystate Health Systems, Inc., 0.60%, 4/27/09, (Credit Support: Bank of America)(b)	9,296,970
100,000,000	Dean Health Systems, Inc., 0.60%, 4/9/09, (Credit Support: U.S. Bank)(b)	99,986,667
35,000,000	Eli Lilly & Co., 0.50%, 7/15/09(a)(b)	34,948,958
35,000,000	Eli Lilly & Co., 0.65%, 10/6/09(a)(b)	34,881,195
75,000,000	Roche Holdings, Inc., 0.30%, 5/18/09(a)(b)	74,970,625
100,000,000	Roche Holdings, Inc., 0.30%, 5/19/09(a)(b)	99,960,000
29,869,000	Society of New York Hospital Fund, 1.35%, 5/12/09(b)	29,823,076

		383,867,491

Industrials — 0.77%
45,000,000	Illinois Tool Works, Inc., 0.57%, 6/1/09(a)(b)	44,956,538
50,000,000	Procter & Gamble International Funding SCA, 0.49%, 5/19/09(a)(b)	49,967,333

		94,923,871

Insurance — 0.89%
110,000,000	Met Life Funding, Inc., 1.35%, 4/30/09(a)(b)	109,880,375

Machinery-Diversified — 1.10%
50,000,000	Caterpillar, Inc., 0.30%, 4/13/09(a)(b)	49,995,000
52,000,000	Caterpillar, Inc., 0.40%, 4/15/09(a)(b)	51,991,911
34,000,000	Caterpillar, Inc., 0.45%, 4/6/09(a)(b)	33,997,875

		135,984,786

Oil & Gas — 2.33%
100,000,000	Chevron Corp., 0.50%, 5/29/09(b)	99,919,444
50,000,000	Chevron Corp., 0.55%, 5/18/09(b)	49,964,097
50,000,000	Chevron Corp., 0.55%, 5/26/09(b)	49,957,986
37,000,000	TransCanada Keystone Pipeline LP, 0.40%, 4/15/09(a)(b)	36,994,247
50,000,000	TransCanada Keystone Pipeline LP, 0.40%, 4/16/09(a)(b)	49,991,667

		286,827,441

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
Utilities — 0.28%
$35,000,000	National Rural Utilities Co., 0.27%, 4/30/09(b)	$34,992,387

Total Commercial Paper (Cost $2,433,014,259)		2,433,014,259

Certificates of Deposit — 6.74%
Banks - Canada — 2.03%
100,000,000	Bank of Montreal, 0.55%, 6/22/09	100,000,000
50,000,000	Bank of Nova Scotia, 0.70%, 4/23/09	50,000,000
100,000,000	Bank of Nova Scotia, 0.71%, 5/20/09	100,001,359

		250,001,359

Banks - Domestic — 2.05%
252,000,000	Citibank N.A., 0.25%, 4/1/09	252,000,000

Banks - Foreign — 2.17%
167,750,000	Rabobank Nederland, 0.65%, 6/24/09	167,761,694
100,000,000	Rabobank Nederland, 0.70%, 5/5/09	100,000,000

		267,761,694

Banks - United Kingdom — 0.49%
60,000,000	Bank of Scotland PLC, 1.45%, 8/6/09(c)(d)	59,991,540

Total Certificates of Deposit (Cost $829,763,053)		829,754,593

Corporate Bonds — 21.84%
Banks - Australia & New Zealand — 2.15%
63,750,000	Australia & New Zealand National (International) Ltd., 1.53%, 10/9/09(a)(c)	63,750,000
19,523,000	Commonwealth Bank of Australia, 1.31%, 7/16/09(a)(c)	19,514,557
42,500,000	Commonwealth Bank of Australia, 1.63%, 10/2/09(a)(c)	42,500,000
64,000,000	National Australia Bank Ltd., 1.51%, 4/6/09(a)(c)(d)	64,000,192
75,000,000	National Australia Bank Ltd., 1.51%, 10/6/09(a)(c)	74,996,409

		264,761,158

Banks - Canada — 0.41%
50,000,000	Bank of Nova Scotia, 1.65%, 8/10/09(a)(c)	50,000,000

Banks - Domestic — 2.58%
73,000,000	Bank of America NA, 1.63%, 11/3/09(c)	73,000,000
56,000,000	PNC Bank NA, 1.63%, 8/5/09(c)	55,648,002
50,000,000	Wells Fargo & Co., 0.71%, 7/15/09(a)(c)	50,000,000
50,000,000	Wells Fargo & Co., 3.55%, 5/1/09	50,002,083
64,000,000	Wells Fargo Bank, 1.64%, 5/1/09(c)(d)	64,070,245
25,000,000	Wells Fargo Bank, 4.13%, 12/15/09	25,192,662

		317,912,992

Principal Amount		Value
Banks - Foreign — 1.10%
$85,000,000	Deutsche Bank AG (New York), 1.64%, 11/4/09(a)(c)	$85,000,000
50,000,000	ING Bank NV, 1.50%, 7/24/09(a)(c)	50,000,000

		135,000,000

Consumer Staples — 0.86%
106,000,000	Procter & Gamble International Funding SCA, 1.49%, 2/8/10(c)	106,000,000

Finance - Diversified Domestic — 6.95%
17,800,000	American Honda Finance Corp., 1.28%, 5/12/09(a)(g)	17,799,686
14,642,000	American Honda Finance Corp., 1.29%, 7/14/09(a)(c)	14,611,494
15,000,000	American Honda Finance Corp., 1.36%, 5/5/09(a)(g)	15,001,123
100,000,000	American Honda Finance Corp., 2.81%, 12/18/09(a)(c)	100,000,000
16,672,000	Baldwin County Sewer Service LLC, 2.55%, 7/1/28, (Credit Support: Regions Bank)(c)	16,672,000
87,000,000	General Electric Capital Corp, 0.57%, 10/9/09(c)(d)	86,998,582
100,000,000	General Electric Capital Corp., 1.36%, 8/31/09(c)	98,912,995
25,000,000	General Electric Capital Corp., 1.36%, 3/12/10(c)	24,256,297
20,776,000	JPMorgan Chase & Co., 1.35%, 7/16/09(c)	20,737,191
20,300,000	JPMorgan Chase & Co., 1.60%, 11/19/09(c)	20,218,151
50,000,000	JPMorgan Chase & Co., 1.78%, 3/10/10(c)	49,861,258
200,000,000	Merrill Lynch & Co., Inc., 3.05%, 5/20/09(d)(g)	200,852,258
35,000,000	Mortgage Bankers Association of America, 1.30%, 5/1/38, (Credit Support: PNC Bank)(c)	35,000,000
19,335,000	Racetrac Capital LLC, Series 2000, 2.55%, 9/1/20, (Credit Support: Regions Bank)(c)	19,335,000
100,000,000	Toyota Motor Credit Corp., 2.23%, 12/23/09(c)	100,000,000
35,000,000	Twins Ballpark LLC, 3.40%, 10/1/34, (Credit Support: Assured Guaranty, JP Morgan)(a)(c)	35,000,000

		855,256,035

Finance - Diversified Foreign — 0.43%
52,500,000	BP Capital Markets PLC, 1.43%, 10/9/09(c)	52,500,000

Health Care — 2.03%
150,000,000	Eli Lilly & Co., 2.85%, 5/15/09(a)(c)	150,000,000
100,000,000	Roche Holdings, Inc., 2.25%, 2/25/10(a)(c)	100,000,000

		250,000,000

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
Industrials — 0.84%
$100,000,000	3M Co., 7.14%, 12/14/09(a)	$103,047,586

Insurance — 2.55%
40,000,000	Metropolitan Life Global Funding I, 1.65%, 5/11/09(a)(c)(d)	39,786,880
50,000,000	Metropolitan Life Global Funding I, 1.67%, 8/7/09(a)(c)(d)	50,000,000
50,000,000	Pacific Life Global Funding, 1.51%, 9/9/09(a)(c)	50,000,000
63,000,000	Pricoa Global Funding I, 1.52%, 9/11/09(a)(c)	63,000,000
56,000,000	Principal Life Income Funding Trusts, 1.65%, 6/9/09(c)(d)	55,089,608
56,000,000	Principal Life Income Funding Trusts, 1.65%, 10/9/09(c)(d)	55,995,645

		313,872,133

Oil & Gas — 0.93%
115,000,000	BP AMI Leasing, Inc., 1.24%, 6/26/09(a)(g)	115,004,292

Telecommunication Services — 1.01%
124,000,000	BellSouth Corp., 4.97%, 4/26/09(a)	124,245,520

Total Corporate Bonds (Cost $2,687,734,216)		2,687,599,716

Municipal Bonds — 10.78%
Alabama — 0.33%
40,930,000	University of Alabama Revenue, Series B, 1.07%, 9/1/31, (Credit Support: Regions Bank)(c)	40,930,000

Arizona — 0.08%
10,000,000	Yuma Industrial Development Authority Refunding Revenue, 0.35%, 8/1/43, (LOC: JP Morgan Chase Bank)(c)	10,000,000

Arkansas — 0.26%
31,505,000	Northwest Regional Airport Authority Revenue, Series A, 1.09%, 2/1/21, (LOC: Regions Bank)(c)	31,505,000

California — 1.75%
20,000,000	City of Oakland GO, Series B, 3.75%, 7/17/09	20,019,469
23,200,000	City of Riverside Refunding Revenue, Series A, 3.18%, 6/1/09	23,200,000
75,000,000	County of Los Angeles Revenue, Series C, OID, 3.76%, 6/30/09(b)	74,314,818
30,293,000	County of San Bernardino Refunding Program COP, Series B, 0.85%, 3/1/17, (LOC: Bank of America NA)(c)	30,293,000
22,975,000	Los Angeles Unified School District Revenue, Series R-10392, 0.83%, 7/1/30, (Credit Support: FSA), Callable 7/1/16 @ 100(a)(c)	22,975,000

Principal Amount		Value
$44,240,000	The Olympic Club Refunding Revenue, 0.85%, 9/30/32, (LOC: Bank of America NA)(c)	$44,240,000

		215,042,287

Florida — 0.24%
13,000,000	City of Tampa Volunteers of America Refunding Revenue, 1.04%, 9/1/32, (LOC: Regions Bank)(c)	13,000,000
17,000,000	Highlands County Health Facilities Authority Revenue, 0.48%, 11/15/37, (LOC: SunTrust Bank)(c)	17,000,000

		30,000,000

Georgia — 0.51%
38,900,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 1.00%, 6/1/28, (LOC: Wachovia Bank NA)(c)	38,900,000
23,700,000	Walker Dade & Catoosa Counties Hospital Authority Refunding Revenue, 1.04%, 10/1/28, (LOC: Regions Bank)(c)	23,700,000

		62,600,000

Illinois — 0.13%
15,340,000	Chicago O’Hare International Airport, 0.91%, 1/1/16, (Credit Support: BHAC-CR)(a)(c)	15,340,000

Kentucky — 0.06%
7,720,000	City of Wilmore Industrial Building, Asbury Theological Project Revenue, 1.04%, 8/1/31, (LOC: Regions Bank)(c)	7,720,000

Louisiana — 0.29%
36,125,000	Louisiana Public Facilities Authority, Coco-Cola Bottling Co. Project Revenue, 1.04%, 4/1/23, (LOC: Regions Bank)(c)	36,125,000

Massachusetts — 0.46%
56,200,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.50%, 10/1/34, (LOC: Bank of America NA)(c)	56,200,000

Michigan — 0.34%
41,630,000	Detroit Economic Development Corp. Revenue, Series A, 0.95%, 5/1/09, (LOC: Deutsche Bank Trust Co. of America)(c)	41,630,000

New Jersey — 0.60%
44,725,000	Newark GO, 3.25%, 1/20/10	45,077,093
28,000,000	Newark School Promotion GO, Series D, 3.25%, 1/20/10	28,220,427

		73,297,520

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
New York — 1.49%
$24,725,000	Nassau County GO, Series B, 0.35%, 12/1/24, (LOC: Bank of America NA)(c)	$24,725,000
36,115,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.95%, 4/15/36, (Credit Support: Fannie Mae)(c)	36,115,000
96,000,000	New York State Housing Finance Agency Revenue, 320 West 38 Project, Series B, 0.70%, 5/1/42, (LOC: Wachovia Bank NA)(c)	96,000,000
26,500,000	New York State Housing Finance Agency Revenue, West 37th Street Project, Series B, 1.00%, 5/1/42, (LOC: Wachovia Bank NA)(c)	26,500,000

		183,340,000

Pennsylvania — 0.38%
26,900,000	Blair County Industrial Development Authority Revenue, 1.30%, 10/1/28, (LOC: PNC Bank NA)(c)	26,900,000
20,000,000	City of Philadelphia Refunding Revenue, Series C, 0.55%, 6/15/25, (LOC: TD Bank NA)(c)	20,000,000

		46,900,000

Rhode Island — 0.18%
22,330,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, Series A, 0.45%, 8/15/34, (LOC: Bank of America NA)(c)	22,330,000

Tennessee — 2.11%
260,000,000	Johnson City Health & Educational Facilities Board Hospital Revenue, Series B, 1.55%, 7/1/33, (LOC: Regions Bank)(c)	260,000,000

Texas — 0.48%
13,000,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, 0.40%, 8/1/28, (LOC: JP Morgan Chase Bank)(c)	13,000,000
46,400,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, Series C, 0.40%, 10/1/36, (LOC: JP Morgan Chase Bank)(c)	46,400,000

		59,400,000

Virginia — 0.64%
18,490,000	Newport News Economic Development Authority Revenue, Series B, 1.05%, 7/1/31, (LOC: Wachovia Bank NA)(c)	18,490,000

Principal Amount		Value
$27,075,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.50%, 3/1/35, (LOC: Bank of America NA)(c)	$27,075,000
33,240,000	Stafford County Revenue, 0.60%, 4/6/09(b)	33,240,000

		78,805,000

Wisconsin — 0.45%
22,395,000	Wisconsin Housing & Economic Development Authority Revenue, Series F, 1.00%, 5/1/30, (Credit Support: GO of Authority)(c)	22,395,000
33,315,000	Wisconsin Housing & Economic Development Authority Revenue, Series F, 1.00%, 11/1/30, (Credit Support: GO of Authority)(c)	33,315,000

		55,710,000

Total Municipal Bonds (Cost $1,326,874,807)		1,326,874,807

U.S. Government Agency Backed Mortgages — 2.75%
Fannie Mae — 1.77%
2,591,274	Pool #381612, 6.07%, 5/1/09	2,590,421
1,294,776	Pool #381963, 7.33%, 9/1/09	1,302,183
214,000,000	Pool #958363, 0.53%, 6/1/09(b)	213,807,817

		217,700,421

Freddie Mac — 0.98%
4,644,661	Pool #W00065, 7.21%, 8/1/09	4,668,167
115,878,193	Series 3427, 0.71%, 3/15/10(c)	115,878,193

		120,546,360

Total U.S. Government Agency Backed Mortgages (Cost $338,246,781)		338,246,781

U.S. Government Agency Obligations — 23.12%
Fannie Mae — 9.75%
240,000,000	2.85%, 5/29/09(b)	238,898,000
200,000,000	1.17%, 2/12/10(c)	199,567,041
300,000,000	1.18%, 8/5/10(c)	299,952,190
50,000,000	1.24%, 7/13/10(c)	50,000,000
84,000,000	6.63%, 9/15/09	86,191,978
310,000,000	7.25%, 1/15/10	325,528,616

		1,200,137,825

Federal Farm Credit Bank — 1.63%
100,000,000	0.66%, 4/27/10	99,989,185
100,000,000	0.68%, 6/2/10(c)	100,000,000

		199,989,185

Federal Home Loan Bank — 6.12%
220,000,000	0.65%, 1/21/10(c)	220,000,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$100,000,000	0.80%, 2/26/10(c)	$100,000,000
100,000,000	0.84%, 3/12/10(c)	99,980,845
10,000,000	0.88%, 12/23/09	10,000,000
122,500,000	0.93%, 3/25/10	122,439,760
100,000,000	0.98%, 10/30/09(c)	99,929,124
100,000,000	2.25%, 10/2/09	100,670,394

		753,020,123

Freddie Mac — 5.62%
90,000,000	0.50%, 9/21/09(c)	89,940,421
100,000,000	1.09%, 2/4/10(c)	100,000,000
200,000,000	1.23%, 8/24/10(c)	200,000,000
202,250,000	3.13%, 2/4/10	205,715,882
90,625,000	7.00%, 3/15/10	95,864,938

		691,521,241

Total U.S. Government Agency Obligations (Cost $2,844,668,374)		2,844,668,374

Repurchase Agreements — 13.61%
250,000,000	Barclays Capital, Inc. dated 3/31/09; due 4/1/09 at 0.30% with maturity value of $250,002,083 (fully collateralized by Fannie Mae and Freddie Mac with maturity dates ranging from 9/1/33 to 11/1/38 at rates ranging from 4.50% to 7.50%).	250,000,000
1,025,000,000	BNP Paribas Securities Corp. dated 3/31/09; due 4/1/09 at 0.20% with maturity value of $1,025,005,694 (fully collateralized by Fannie Mae and Freddie Mac with maturity dates ranging from 3/1/36 to 8/1/38 at rates ranging from 5.00% to 5.50%).	1,025,000,000
400,000,000	Deutsche Bank AG dated 3/31/09; due 4/1/09 at 0.25% with maturity value of $400,002,778 (fully collateralized by Fannie Mae with maturity dates ranging from 11/1/35 to 1/1/39 at rates ranging from 5.00% to 7.00%).	400,000,000

Total Repurchase Agreements (Cost $1,675,000,000)		1,675,000,000

Shares		Value
Investment Company — 2.44%
300,559,225	Wells Fargo Prime Investment Money Market Fund	$300,559,225

Total Investment Company (Cost $300,559,225)		300,559,225

Principal Amount
Capital Support Agreement — 0.00%
$0	Voyageur Capital Support Agreement(e)	0

Total Capital Support Agreement (Cost $0)		0

Total Investments (Cost $12,481,939,946)(f) — 101.42%		12,481,796,986

Liabilities in excess of other assets — (1.42)%		(175,151,063)

NET ASSETS — 100.00%		$12,306,645,923

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(b)	Represents effective yield to maturity on date of purchase.
(c)

Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(d)	Security (“Eligible Note”) is subject to capital support agreement and is stated at fair value. See Note 7.
(e)

The Fund has entered into a Capital Support Agreement (“Agreement”) with Voyageur Asset Management Inc. (“Voyageur”) which provides that Voyageur will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of the Eligible Notes securities and such realized loss causes the Fund’s net asset value as calculated using the market based net asset value to drop below $0.9950. As of March 31, 2009, the fair value of the Agreement was $0. See Note 7.

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2009 (Unaudited)

(f)	Book cost of $12,481,939,946 and depreciation of $142,960 on securities is equal to tax cost and depreciation on securities.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009

Abbreviations used are defined below:

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

COP - Certificate of Participation

FSA - Financial Security Assurance, Inc.

GO - General Obligation

LOC - Letter of Credit

OID - Original Issue Discount

See notes to financial statements.

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2009 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 12.22%
Fannie Mae — 10.68%
$421,110	Pool #381535, 6.15%, 4/1/09	$421,110
5,152,261	Pool #381687, 6.40%, 6/1/09	5,162,050
8,076,305	Pool #381797, 6.79%, 7/1/09	8,079,508
4,719,978	Pool #381882, 6.80%, 8/1/09	4,738,645
5,974,310	Pool #385362, 5.06%, 8/1/09	5,968,676
1,583,910	Pool #725564, 4.47%, 4/1/09	1,583,910
53,115	Pool #725929, 6.10%, 4/1/09	53,115
74,284,000	Pool #957991, 0.67%, 4/1/09(a)	74,284,000
2,500,000	Pool #957996, 0.67%, 4/1/09(a)	2,500,000
10,250,000	Pool #957997, 0.67%, 4/1/09(a)	10,250,000
10,000,000	Pool #957998, 0.67%, 4/1/09(a)	10,000,000
16,938,000	Pool #958252, 0.40%, 5/1/09(a)	16,932,354
67,632,000	Pool #958255, 0.39%, 5/1/09(a)	67,610,020
7,061,000	Pool #958306, 0.54%, 5/1/09(a)	7,057,823
51,000,000	Pool #958355, 0.53%, 6/1/09(a)	50,954,199
74,284,000	Pool #958477, 0.46%, 7/1/09(a)	74,197,624
3,300,000	Pool #958479, 0.42%, 7/1/09(a)	3,296,496
10,250,000	Pool #958480, 0.42%, 7/1/09(a)	10,239,118
10,000,000	Pool #958481, 0.42%, 7/1/09(a)	9,989,383
10,500,000	Pool #958482, 3.27%, 7/1/09	10,491,321
152,362,500	Pool #958544, 0.28%, 5/1/09(a)	152,326,949
19,537,000	Pool #958547, 0.45%, 7/1/09(a)	19,514,777
11,500,000	Pool #958573, 0.45%, 7/1/09(a)	11,486,919

		557,137,997

Freddie Mac — 1.54%
7,609,376	Pool #M80792, 4.50%, 1/1/10	7,724,776
594,880	Pool #M90912, 4.00%, 4/1/09	594,880
4,062,535	Pool #W00065, 7.21%, 8/1/09	4,082,902
68,163,643	Series 3427, 0.71%, 3/15/10(b)	68,163,643

		80,566,201

Total U.S. Government Agency Backed Mortgages (Cost $637,704,198)		637,704,198

U.S. Government Agency Obligations — 72.83%
Fannie Mae — 21.90%
250,000,000	0.36%, 8/3/09(a)	249,690,000
31,250,000	0.45%, 7/1/09(a)	31,214,453
113,819,600	0.82%, 1/4/10(a)	113,103,264
130,000,000	1.02%, 7/28/09(b)	129,993,192
150,000,000	1.05%, 4/27/09(a)	149,886,250
75,000,000	1.08%, 1/21/10(b)	75,000,000
100,000,000	1.17%, 2/12/10(b)	99,783,521
100,000,000	1.24%, 7/13/10(b)	100,000,000
100,000,000	1.52%, 4/13/09(a)	99,949,333
57,977,000	2.50%, 4/9/10	58,783,799
30,000,000	6.38%, 6/15/09	30,223,316

Principal Amount		Value
$5,000,000	7.25%, 1/15/10	$5,249,118

		1,142,876,246

Federal Farm Credit Bank — 4.88%
100,000,000	0.37%, 8/4/09(b)	100,000,000
50,000,000	0.39%, 8/5/09(b)	50,000,000
75,000,000	1.06%, 5/28/10(b)	75,000,000
30,000,000	1.09%, 8/11/09(b)	30,000,000

		255,000,000

Federal Home Loan Bank — 23.95%
50,000,000	0.46%, 8/27/09(b)	50,000,000
50,000,000	0.47%, 9/4/09(b)	50,000,000
100,000,000	0.61%, 1/14/10(b)	100,000,000
100,000,000	0.65%, 1/21/10(b)	100,000,000
50,000,000	0.80%, 2/26/10(b)	50,000,000
100,000,000	0.84%, 3/12/10(b)	99,980,845
75,000,000	0.98%, 10/30/09(b)	74,946,843
50,000,000	0.99%, 4/30/09(d)	50,000,000
50,000,000	1.04%, 5/20/09(d)	49,998,315
100,000,000	1.05%, 5/13/09(d)	100,000,000
125,000,000	1.21%, 2/19/10(b)	125,150,768
100,000,000	1.25%, 7/9/10(b)	99,974,480
39,500,000	1.37%, 11/18/09(b)	39,500,000
100,000,000	1.72%, 5/28/09(a)	99,727,667
10,000,000	3.75%, 1/8/10	10,198,350
25,000,000	4.25%, 11/20/09	25,504,027
50,000,000	4.38%, 3/17/10	51,541,582
40,900,000	5.00%, 12/11/09	42,061,666
31,060,000	5.38%, 7/17/09	31,506,052

		1,250,090,595

Freddie Mac — 21.83%
101,700,000	0.28%, 6/15/09(a)	101,641,735
150,000,000	0.42%, 9/1/09(a)	149,732,250
100,000,000	0.43%, 12/23/09(b)	99,978,196
25,000,000	0.45%, 6/22/09(a)	24,974,375
154,000,000	0.50%, 9/21/09(b)	153,904,256
200,000,000	0.53%, 9/18/09(b)	199,961,495
125,000,000	1.09%, 2/4/10(b)	125,000,000
100,000,000	1.19%, 9/24/10(b)	99,970,437
106,000,000	4.13%, 11/30/09	108,142,516
75,930,000	5.00%, 6/11/09	76,335,395

		1,139,640,655

Overseas Private Investment Corp. — 0.27%
12,545,590	0.40%, 11/15/13(b)	12,545,590

12

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$1,400,000	0.40%, 3/15/15(b)	$1,400,000

		13,945,590

Total U.S. Government Agency Obligations (Cost$3,801,553,086)		3,801,553,086

Repurchase Agreement — 18.68%
975,000,000	BNP Paribas Securities Corp. dated 3/31/09; due 4/1/09 at 0.20% with maturity value of $975,005,417 (fully collateralized by Fannie Mae and Freddie Mac with maturity dates ranging from 8/1/35 to 10/1/38 at rates ranging from 5.00% to 7.00%).	975,000,000

Total Repurchase Agreement (Cost $975,000,000)		975,000,000

Shares
Investment Company — 4.51%
235,510,154	Wells Fargo Government Institutional Money Market Fund	235,510,154

Total Investment Company (Cost $235,510,154)		235,510,154

Value
Total Investments (Cost$5,649,767,438)(c) — 108.24%	$5,649,767,438
Liabilities in excess of other assets — (8.24)%	(430,304,415)

NET ASSETS — 100.00%	$5,219,463,023

(a)	Represents effective yield to maturity on date of purchase.
(b)

Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(c)	Tax cost of securities is equal to book cost of securities.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009.

See notes to financial statements.

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

March 31, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 96.96%
Alabama — 1.65%
$16,500,000	Washington County Industrial Development Authority Revenue, 1.00%, 8/1/37, (LOC: Regions Bank)(a)	$16,500,000

Arizona — 0.30%
3,000,000	Arizona State Transportation Board Revenue, 6.00%, 7/1/12(d)	3,035,041

California — 2.06%
590,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.60%, 6/1/22, (LOC: Bank of America NA)(a)	590,000
20,000,000	Los Angeles Unified School District Revenue, Series R-10392, 0.83%, 7/1/30, (Credit Support: FSA), Callable 7/1/16 @ 100(a)(b)	20,000,000

		20,590,000

Colorado — 3.96%
3,170,000	Aurora Centretech Metropolitan District GO, Series C, 0.54%, 12/1/28, (LOC: U.S. Bank NA)(a)	3,170,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 0.61%, 4/1/24, (LOC: Wells Fargo Bank NA)(a)	1,250,000
3,000,000	Colorado Housing & Finance Authority Refunding Revenue, 0.55%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,000,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.54%, 12/1/28, (LOC: U.S. Bank NA)(a)	5,000,000
16,610,000	Crystal Valley Metropolitan District No. 1 Revenue, 0.47%, 10/1/34, (LOC: Wells Fargo Bank NA)(a)	16,610,000
5,200,000	Gateway Regional Metropolitan District Refunding GO, 0.47%, 12/1/37, (LOC: Wells Fargo Bank NA)(a)	5,200,000
5,290,000	Water Valley Metropolitan District No. 2 GO, 0.47%, 12/1/24, (LOC: Wells Fargo Bank NA)(a)	5,290,000

		39,520,000

District Of Columbia — 2.47%
7,150,000	District of Columbia Revenue, Association American Medical Colleges, Series B, 0.56%, 2/1/27, (LOC: Bank of America NA)(a)	7,150,000
8,100,000	District of Columbia Revenue, Foundation Jewish Campus Life, 0.58%, 5/1/27, (LOC: SunTrust Bank)(a)	8,100,000

Principal Amount		Value
$9,360,000	District of Columbia Water & Sewer Authority Revenue, 0.76%, 10/1/34, (Credit Support: Assured GTY), Callable 10/1/18 @ 100(a)(b)	$9,360,000

		24,610,000

Florida — 8.26%
3,715,000	City of Eustis Revenue, Series A, 0.83%, 12/1/27, (LOC: SunTrust Bank)(a)	3,715,000
2,100,000	City of Jacksonville Revenue, 0.50%, 7/1/19, (LOC:Bank of America NA)(a)	2,100,000
5,490,000	City of Port St. Joe Revenue, 1.04%, 12/1/38, (LOC: Regions Bank)(a)	5,490,000
4,995,000	City of Tallahassee Revenue, Series 2069Z, 0.84%, 4/1/15, (Credit Support: MBIA)(a)	4,995,000
2,660,000	Collier County Industrial Development Authority Revenue, 0.60%, 12/1/26, (LOC: Bank of America NA)(a)	2,660,000
1,280,000	Florida Housing Finance Corp. Refunding Revenue, Series I, 0.55%, 11/1/32, (Credit Support: Freddie Mac)(a)	1,280,000
5,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.55%, 11/15/32, (Credit Support: Fannie Mae)(a)	5,835,000
5,355,000	Miami-Dade County Industrial Development Authority Revenue, 0.57%, 9/1/29, (LOC: Bank of America NA)(a)	5,355,000
8,000,000	Miami-Dade County Industrial Development Authority Revenue, 1.04%, 6/1/31, (LOC: Regions Bank)(a)	8,000,000
15,000,000	Miami-Dade County School District Revenue, 1.50%, 1/28/10	15,108,521
9,015,000	Orange County Housing Finance Authority Refunding Revenue, 0.50%, 6/1/25, (Credit Support: Fannie Mae)(a)	9,015,000
18,810,000	Peace River Manasota Regional Water Supply Authority Revenue,Series R-10408, 0.83%, 10/1/35, (Credit Support:BHAC-CR, FSA), Callable 10/1/15 @ 100(a)(b)	18,810,000

		82,363,521

Georgia — 5.65%
11,500,000	Camden County Public Service Authority Revenue, 0.55%, 12/1/32, (Credit Support: Assured GTY)(a)	11,500,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.55%, 3/1/24, (Credit Support: Freddie Mac)(a)	4,755,000
7,590,000	Fulton County Development Authority Revenue, 0.55%, 4/1/34, (LOC: Bank of America NA)(a)	7,590,000

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$10,620,000	Fulton County Development Authority Revenue, 0.58%, 11/1/28, (LOC: SunTrust Bank)(a)	$10,620,000
3,400,000	Fulton County Development Authority Revenue, 0.83%, 4/1/17, (LOC: SunTrust Bank)(a)	3,400,000
5,495,000	Lowndes County Board of Education GO, 4.25%, 2/1/10, (Credit Support: State Aid Withholding)	5,650,263
8,725,000	Marietta Housing Authority Refunding Revenue, 0.54%, 7/1/24, (Credit Support: Fannie Mae)(a)	8,725,000
1,050,000	State of Georgia GO, Series F, 4.50%, 12/1/09	1,076,573
3,100,000	Thomasville Hospital Authority Revenue, 0.58%, 11/1/23, (LOC: SunTrust Bank)(a)	3,100,000

		56,416,836

Hawaii — 0.11%
1,000,000	City & County of Honolulu GO, Pre-Refunded, Series A, 6.00%, 1/1/10	1,040,634

Illinois — 2.41%
6,500,000	Galesburg Revenue, 0.55%, 3/1/31, (LOC: Bank of America)(a)	6,500,000
1,680,000	Illinois Finance Authority Revenue, 0.50%, 6/1/17, (LOC: Bank One NA)(a)	1,680,000
6,900,000	Illinois Health Facilities Authority Revenue, Series C, 0.53%, 1/1/16, (LOC: JP Morgan Chase)(a)	6,900,000
7,800,000	Kane County School District No. 129, Aurora West Side GO, 3.00%, 6/30/09	7,824,169
1,175,000	Lake County Community Consolidated School District No 73-Hawthorn GO, Series 329, 0.84%, 12/1/14, (Credit Support: FGIC)(a)(b)	1,175,000

		24,079,169

Indiana — 6.40%
16,931,000	Elkhart Community Schools GO, 2.00%, 12/31/09, (Credit Support: State Aid Withholding)	17,047,921
23,445,000	Indiana Bond Bank Revenue, Series A, 2.00%, 1/5/10	23,604,405
17,800,000	Indiana Finance Authority Revenue, Series A, 1.50%, 7/1/35, (LOC: Regions Bank)(a)	17,800,000
5,390,000	Vincennes University Revenue, Series F, 0.53%, 10/1/22, (LOC: JP Morgan Chase)(a)	5,390,000

		63,842,326

Iowa — 6.04%
1,985,000	Iowa Finance Authority Revenue, 0.60%, 4/1/25, (LOC: Bank of America NA)(a)	1,985,000

Principal Amount		Value
$6,605,000	Iowa Finance Authority Revenue, Series A1, 0.50%, 2/15/35, (Credit Support: Assured GTY)(a)	$6,602,798
20,545,000	Iowa Finance Authority Revenue, Series A3, 0.47%, 2/15/35, (Credit Support: Assured GTY)(a)	20,545,000
7,870,000	Iowa Higher Education Loan Authority Revenue, 0.47%, 5/1/20, (LOC: Wells Fargo Bank NA)(a)	7,870,000
9,020,000	Iowa Higher Education Loan Authority Revenue, 0.55%, 4/1/27, (LOC: Bank of America)(a)	9,020,000
14,000,000	Iowa State School Cash Anticipation Program Revenue, Series B, 3.00%, 1/21/10, (Credit Support: State Aid Withholding), (LOC: U.S. Bank NA)	14,246,895

		60,269,693

Kansas — 3.29%
4,455,000	Sedgwick County Unified School District No. 259 GO, 5.00%, 10/1/09	4,543,634
2,510,000	University of Kansas Hospital Authority Revenue, 0.40%, 9/1/34, (Credit Support: GO of Authority), (LOC: U.S. Bank)(a)	2,510,000
25,770,000	Wyandotte County-Kansas City Unified Government, GO, Series II, 2.00%, 3/1/10	25,770,000

		32,823,634

Louisiana — 3.71%
9,900,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.04%, 7/1/33, (LOC: Regions Bank)(a)	9,900,000
16,000,000	Louisiana Public Facilities Authority Revenue, Series B, 0.80%, 7/1/16, (LOC: Regions Bank)(a)	16,000,000
4,070,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.64%, 2/15/23, (Credit Support: Fannie Mae)(a)	4,070,000
7,000,000	St. Tammany Parish Development District Revenue, 0.58%, 7/1/38, (LOC: SunTrust Bank)(a)	7,000,000

		36,970,000

Maryland — 2.00%
5,610,000	Maryland Health & Higher Educational Facilities Authority Revenue, 0.49%, 7/1/33, (LOC: PNC Bank NA)(a)	5,610,000
5,000,000	Maryland Health & Higher Educational Facilities Authority Revenue, 0.58%, 7/1/36, (Credit Support: P&I, Radian), (LOC: SunTrust Bank)(a)	5,000,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$9,000,000	State of Maryland GO, Series A, 5.25%, 2/15/10	$9,371,848

		19,981,848

Massachusetts — 1.00%
10,000,000	Massachusetts School Building Authority Revenue, Series R-10391, 0.87%, 8/15/30, (Credit Support: FSA), Callable 8/15/15 @ 100(a)(b)	10,000,000

Michigan — 1.02%
4,975,000	L’Anse Creuse Public Schools GO, Putters Series 2719, 0.84%, 11/1/13, (Credit Support: FSA,Q-SBLF)(a)	4,975,000
5,230,000	Michigan Strategic Fund Revenue, 0.55%, 9/1/40, (LOC: Bank of America)(a)	5,230,000

		10,205,000

Minnesota — 3.48%
1,825,000	City of Bloomington Revenue, Series A1, 0.66%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
7,240,000	Inver Grove Heights Refunding Revenue, 0.50%, 5/15/35, (Credit Support: Fannie Mae)(a)	7,240,000
8,150,000	Oak Park Heights Refunding Revenue, 0.50%, 11/1/35, (Credit Support: Freddie Mac)(a)	8,150,000
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.52%, 5/1/27, (LOC: U.S. Bank NA)(a)	2,140,000
6,000,000	State of Minnesota GO, 5.00%, 10/1/09	6,130,121
9,000,000	State of Minnesota GO, 5.00%, 11/1/09	9,227,771

		34,712,892

Mississippi — 3.37%
6,500,000	Mississippi Business Finance Commission Revenue, 0.58%, 5/1/32, (LOC: SunTrust Bank)(a)	6,500,000
20,000,000	Mississippi Business Finance Commission Revenue, Series B, 0.70%, 12/1/30(a)	20,000,000
7,100,000	Mississippi Development Bank Special Obligation Refunding Revenue, 1.04%, 11/1/28, (LOC: Regions Bank)(a)	7,100,000

		33,600,000

Missouri — 0.45%
2,500,000	Missouri State Health & Educational Facilities Authority Revenue, 0.63%, 7/1/18, (LOC: SunTrust Bank)(a)	2,500,000

Principal Amount		Value
$2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.57%, 2/1/29, (Credit Support: Fannie Mae)(a)	$2,000,000

		4,500,000

Montana — 2.21%
17,970,000	Montana Board of Investment Revenue, 2.15%, 3/1/29, Callable 3/1/10 @ 100(a)	17,970,000
4,045,000	Montana Board of Investment Revenue, 3.25%, 3/1/10(a)	4,045,000

		22,015,000

Nebraska — 0.30%
2,975,000	Scotts Bluff County Hospital Authority Refunding Revenue, 0.52%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: U.S. Bank NA)(a)	2,975,000

New Hampshire — 0.90%
9,000,000	New Hampshire Health & Education Facilities Authority Revenue, 0.57%, 7/1/28, (LOC: Wells Fargo Bank)(a)	9,000,000

New Jersey — 2.13%
4,915,000	Austin Trust Various States Revenue, Series 2008-353, 0.64%, 7/1/13, (LOC: Bank of America NA)(a)	4,915,000
5,215,700	City of Trenton Water Utility GO, 3.50%, 2/19/10	5,254,001
2,300,000	New Jersey Health Care Facilities Financing Authority Revenue, 0.74%, 7/1/38, (Credit Support: Assured GTY), Callable 7/1/18 @ 100(a)	2,300,000
8,700,000	Newark GO, 3.25%, 1/20/10	8,768,490

		21,237,491

New York — 3.48%
10,780,000	New York State Dormitory Authority Revenue, 0.74%, 7/1/37, (Credit Support: Assured GTY), Callable 7/1/17 @ 100(a)(b)	10,780,000
5,595,000	Triborough Bridge & Tunnel Authority Revenue, 0.65%, 11/15/24, (Credit Support: BHAC-CR), Callable 11/15/18 @ 100(a)(b)	5,595,000
18,000,000	TSASC, Inc. Revenue, Series 1, OID, 6.25%, 7/15/09	18,383,385

		34,758,385

North Carolina — 4.08%
10,000,000	North Carolina Capital Facilities Finance Agency Revenue, 0.57%, 8/1/33, (LOC: Wells Fargo Bank)(a)	10,000,000
17,700,000	North Carolina Capital Facilities Finance Agency Revenue, Series B, 0.50%, 6/1/38, (LOC: Wells Fargo Bank)(a)	17,700,000

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, 0.83%, 1/1/20, (Credit Support: BHAC-CR, MBIA), Callable 1/1/13 @ 100(a)	$12,995,000

		40,695,000

Oklahoma — 0.10%
1,000,000	Oklahoma Development Finance Authority Revenue, Series A, OID, 5.63%, 8/15/09	1,024,423

Oregon — 0.60%
6,000,000	Confederated Tribes of the Umatilla Indian Reservation Revenue, 0.55%, 12/1/28, (LOC: Bank of America NA)(a)	6,000,000

Pennsylvania — 8.76%
9,000,000	Allegheny County Higher Education Building Authority Revenue, Series A, 0.49%, 3/1/38, (LOC: PNC Bank NA)(a)	9,000,000
18,345,000	Eclipse Funding Trust Revenue, Series 2007-93, 0.50%, 6/1/31, (Credit Support: FSA, State Aid Withholding), (LOC: U.S. Bank NA), Callable 12/1/16 @ 100(a)	18,345,000
8,220,000	Luzerne County Convention Center Authority Revenue, Series A, 0.49%, 9/1/28, (LOC: PNC Bank NA)(a)	8,220,000
2,000,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series J4, 3.30%, 5/1/32, (LOC: PNC Bank NA)(a)	2,005,981
16,000,000	Pennsylvania Turnpike Commission Refunding Revenue, Series A1, 0.58%, 12/1/22(a)	16,000,000
7,480,000	Pennsylvania Turnpike Commission Revenue, Series A, 4.00%, 10/15/09, (Credit Support: AMBAC)	7,495,013
14,200,000	Southeastern Pennsylvania Transportation Authority Refunding Revenue, 0.49%, 3/1/22, (LOC: PNC Bank NA)(a)	14,200,000
12,105,000	Westmoreland County Industrial Development Authority Revenue, Series A, 0.49%, 7/1/27, (LOC: Wachovia Bank NA )(a)	12,105,000

		87,370,994

Rhode Island — 2.62%
22,955,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3273, 1.10%, 3/1/11, (Credit Support: MBIA-RE)(a)(b)	22,955,000
3,200,000	Rhode Island Health & Educational Building Corp. Revenue, 0.60%, 6/1/37, (LOC: Bank of America NA)(a)	3,200,000

		26,155,000

Principal Amount		Value
South Carolina — 0.62%
$6,169,000	Austin Trust Various States Revenue, Series 10002, 0.79%, 1/1/43, (LOC: Bank of America NA), Callable 1/1/18 @ 100(a)	$6,169,000

Tennessee — 4.06%
6,240,000	Dayton Industrial Development Board Revenue, 1.04%, 7/1/36, (LOC: Regions Bank)(a)	6,240,000
2,800,000	Dickson County Industrial Development Board Revenue, 0.63%, 11/1/12, (LOC: SunTrust Bank)(a)	2,800,000
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.55%, 2/15/28, (Credit Support: Fannie Mae)(a)	2,000,000
8,500,000	Memphis Health Educational & Housing Facility Board Revenue, 1.04%, 10/1/33, (LOC: Regions Bank)(a)	8,500,000
5,340,000	Memphis-Shelby County Industrial Development Board Revenue, Series A, 0.63%, 1/1/28, (LOC: SunTrust Bank)(a)	5,340,000
11,160,000	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, 0.58%, 11/1/27, (LOC: SunTrust Bank)(a)	11,160,000
4,500,000	Shelby County Health Educational & Housing Facilities Board Revenue, 1.04%, 5/1/33, (LOC: Regions Bank)(a)	4,500,000

		40,540,000

Texas — 0.82%
5,545,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.47%, 12/1/26, (LOC: Wells Fargo Bank NA)(a)	5,545,000
2,630,000	Tarrant County Housing Finance Corp. Revenue, 0.55%, 2/15/36, (Credit Support: Fannie Mae)(a)	2,630,000

		8,175,000

Utah — 1.32%
3,700,000	Duchesne County School District Revenue, 0.52%, 6/1/21, (LOC: U.S. Bank NA)(a)	3,700,000
5,000,000	Emery County Revenue, 0.54%, 11/1/24, (LOC: Wells Fargo Bank NA)(a)	5,000,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.50%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,435,000

		13,135,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
Virginia — 4.65%
$14,360,000	Fairfax County Economic Development Authority Revenue, 0.58%, 2/1/29, (LOC: SunTrust Bank)(a)	$14,360,000
6,735,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3313Z, 0.69%, 1/1/31, (Credit Support: MBIA-RE, GO of Authority), Callable 7/1/11 @ 100(a)	6,735,000
9,050,000	Lewistown Commerce Center Community Development Authority Special Tax, Series 2115, 0.54%, 3/1/27, Callable 3/1/18 @ 100(a)	9,050,000
16,250,000	Virginia Small Business Financing Authority Revenue, Series A, 0.49%, 12/1/38, (LOC: PNC Bank NA)(a)	16,250,000

		46,395,000

Washington — 0.15%
430,000	Washington State Housing Finance Commission Refunding Revenue, Series B, 0.55%, 7/1/11, (LOC: U.S. Bank NA)(a)	430,000
1,100,000	Washington State Housing Finance Commission Revenue, 0.55%, 7/1/22, (LOC: U.S. Bank NA)(a)	1,100,000

		1,530,000

West Virginia — 0.51%
5,000,000	State of West Virginia GO, OID, 5.25%, 6/1/09, (Credit Support: FSA)	5,074,204

Wisconsin — 2.02%
600,000	Beloit School District GO, 3.00%, 2/1/10	602,672
5,000,000	Pleasant Prairie Refunding Revenue, 0.50%, 9/1/30, (LOC: Wells Fargo Bank NA)(a)	5,000,000

Principal Amount		Value
$3,875,000	Watertown Unified School District GO, 2.50%, 2/1/10	$3,882,654
5,135,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.47%, 11/1/25, (LOC: Wells Fargo Bank NA)(a)	5,135,000
5,500,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.68%, 11/15/30(a)	5,500,000

		20,120,326

Total Municipal Bonds (Cost $967,430,417)		967,430,417

Shares
Investment Companies — 2.85%
14,149,404	Goldman Sachs Tax-Free Institutional Money Market Fund	14,149,404
14,303,997	Wells Fargo Advantage National Tax-Free Institutional Money Market Fund	14,303,997

Total Investment Companies (Cost $28,453,401)		28,453,401

Total Investments (Cost $995,883,818)(c) — 99.81%		995,883,818
Other assets in excess of liabilities — 0.19%		1,913,660

NET ASSETS — 100.00%		$997,797,478

(a)

Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)	Tax cost of securities is equal to book cost of securities.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009.

Abbreviations used are defined below:

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

Q-SBLF – Qualified School Board Loan Fund

RADIAN – Radian Group, Inc.

OID – Original Issue Discount

See notes to financial statements.

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

March 31, 2009 (Unaudited)

Principal Amount		Value
Commercial Paper — 22.42%
Banks - Australia & New Zealand — 2.34%
$10,000,000	Australia & New Zealand Banking Group Ltd., 0.86%, 6/25/09(a)(b)	$9,979,695
25,000,000	Westpac Banking Corp., 0.70%, 7/6/09(a)(b)	24,953,333

		34,933,028

Consumer Staples — 1.67%
25,000,000	The Coca-Cola Co., 0.43%, 5/7/09(a)(b)	24,989,250

Finance - Diversified Domestic — 6.69%
25,000,000	American Honda Finance Corp., 0.65%, 4/22/09(b)	24,990,521
25,000,000	Reckitt Benckiser, 1.23%, 6/2/09(a)(b)	24,947,042
50,000,000	Toyota Motor Credit Corp., 0.70%, 6/3/09(b)	49,938,750

		99,876,313

Health Care — 1.67%
25,000,000	Roche Holdings, Inc., 0.30%, 5/18/09(a)(b)	24,990,208

Household Products & Ware — 1.67%
25,000,000	Procter & Gamble International Funding SCA, 0.40%, 5/26/09(a)(b)	24,984,722

Insurance — 2.68%
40,000,000	Met Life Funding, Inc., 1.35%, 4/30/09(a)(b)	39,956,500

Oil & Gas — 3.35%
25,000,000	Chevron Corp., 0.55%, 5/26/09(b)	24,978,993
25,000,000	TransCanada Keystone Pipeline LP, 0.40%, 4/15/09(a)(b)	24,996,112

		49,975,105

Utilities — 2.35%
10,000,000	Florida Power and Light Capital Co., 0.40%, 4/1/09(a)(b)	10,000,000
25,000,000	National Rural Utilities Co., 0.27%, 4/13/09(b)	24,997,750

		34,997,750

Total Commercial Paper (Cost $334,702,876)		334,702,876

Certificates of Deposit — 5.02%
Banks - Canada — 1.67%
25,000,000	Bank of Montreal, 0.55%, 6/22/09(b)	25,000,000

Banks - Domestic — 1.68%
5,000,000	The Bank of New York Mellon, 5.41%, 5/15/09	5,012,026

Principal Amount		Value
$20,000,000	Branch Banking & Trust Co., 1.67%, 9/4/09(c)(d)	$19,997,960

		25,009,986

Banks - Foreign — 1.00%
15,000,000	Deutsche Bank AG (New York), 1.40%, 8/4/09(c)(d)	15,000,000

Banks - United Kingdom — 0.67%
10,000,000	Bank of Scotland PLC, 1.45%, 5/6/09(d)(g)	9,997,710

Total Certificates of Deposit (Cost $75,012,026)		75,007,696

Corporate Bonds — 17.38%
Banks - Australia & New Zealand — 1.99%
11,250,000	Australia & New Zealand National (International) Ltd., 0.79%, 4/10/09(a)(c)	11,250,000
7,500,000	Commonwealth Bank of Australia, 1.39%, 5/1/09(a)(c)	7,500,000
11,000,000	National Australia Bank Ltd., 1.51%, 4/6/09(a)(c)(d)	11,000,033

		29,750,033

Banks - Domestic — 3.94%
12,000,000	Bank of America NA, 1.39%, 6/3/09(a)(c)	12,000,000
9,600,000	First Family Church, 2.52%, 4/1/30, (Credit Support: Regions Bank)(c)	9,600,000
26,205,000	US Bancorp, 5.30%, 4/28/09	26,249,308
11,000,000	Wachovia Bank NA, 1.64%, 5/1/09(c)(d)	11,012,073

		58,861,381

Finance - Diversified Domestic — 4.18%
13,000,000	General Electric Capital Corp., 0.57%, 6/9/09(c)(d)	12,987,810
13,800,000	Ring-Missouri LP, 0.85%, 9/1/18, (Credit Support: Regions Bank)(c)	13,800,000
15,655,000	SF Tarns LLC, 0.85%, 1/1/28, (Credit Support: Bank of America)(c)	15,655,000
20,000,000	Twins Ballpark LLC, 3.40%, 10/1/34, (Credit Support: Assured Guaranty, JP Morgan)(a)(c)	20,000,000

		62,442,810

Finance - Diversified Foreign — 0.50%
7,500,000	BP Capital Markets PLC, 1.43%, 7/10/09(c)	7,500,000

Health Care — 0.80%
12,000,000	The Portland Clinic LLP, 1.90%, 11/20/33, (Credit Support: U.S. Bank)(c)	12,000,000

Insurance — 1.47%
10,000,000	Metropolitan Life Global Funding I, 1.65%, 5/11/09(a)(c)(d)	9,946,720

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$12,000,000	Pricoa Global Funding I, 1.52%, 6/12/09(a)(c)	$12,000,000

		21,946,720

Oil & Gas — 1.81%
27,000,000	BP AMI Leasing, Inc., 1.24%, 6/26/09(a)(g)	27,000,973

Telecommunication Services — 2.69%
40,000,000	BellSouth Corp., 4.97%, 4/26/09(a)	40,079,200

Total Corporate Bonds (Cost $259,634,243)		259,581,117

Municipal Bonds — 24.61%
California — 1.92%
20,000,000	The Olympic Club Refunding Revenue, 0.85%, 9/30/32, (LOC: Bank of America NA)(c)	20,000,000
8,610,000	San Francisco City & County Housing Authority, 0.70%, 9/1/49, (LOC: Citibank NA)(c)	8,610,000

		28,610,000

Colorado — 1.07%
16,000,000	University of Colorado Hospital Authority Revenue, 0.47%, 11/15/31, (LOC: Wells Fargo)(c)	16,000,000

Florida — 0.46%
6,950,000	Highlands County Industrial Development Authority Revenue, 0.83%, 5/1/16, (LOC: SunTrust Bank)(c)	6,950,000

Kentucky — 0.30%
4,445,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.55%, 7/1/33, (LOC: JP Morgan Chase Bank)(c)	4,445,000

Massachusetts — 3.29%
15,215,000	Massachusetts Development Finance Agency Revenue, Series B, 0.80%, 7/1/28, (LOC: Wells Fargo)(c)	15,215,000
20,835,000	Massachusetts Educational Financing Authority Revenue, Series R-11649, 0.82%, 1/1/30, (Credit Support: Assured GTY), Callable 1/1/18 @ 100(a)(c)	20,835,000
13,135,000	Massachusetts School Building Authority Revenue, Series R-10391, 0.87%, 8/15/30, (Credit Support: FSA), Callable 8/15/15 @ 100(a)(c)	13,135,000

		49,185,000

Principal Amount		Value
Mississippi — 1.45%
$21,710,000	Mississippi Business Finance Corp, 200 Renaissance LLC Project Revenue, 1.04%, 1/1/37, (LOC: Regions Bank)(c)	$21,710,000

New Jersey — 1.68%
6,675,000	New Jersey Economic Development Authority Revenue, Series A, 0.75%, 9/1/21, (LOC: Wells Fargo)(c)	6,675,000
18,350,000	New Jersey Health Care Facilities Finance Authority Revenue, Series B, 0.85%, 7/1/37, (Credit Support: Assured GTY)(c)	18,350,000

		25,025,000

New York — 5.56%
7,945,000	Nassau County Industrial Development Agency Revenue, Series D, 0.75%, 1/1/28, (LOC: LaSalle Bank NA)(c)	7,945,000
7,045,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.95%, 4/15/36, (Credit Support: Fannie Mae)(c)	7,045,000
22,150,000	New York City Housing Development Corp. Revenue, Series A, 1.20%, 6/1/13, (LOC: JP Morgan)(c)	22,150,000
22,150,000	New York City Housing Development Corp. Revenue, The Plaza Series A, 0.70%, 7/1/39, (LOC: Citibank NA)(c)	22,150,000
8,700,000	New York City Industrial Development Agency Revenue, Series A, 0.40%, 7/1/36, (LOC: JP Morgan Chase Bank)(c)	8,700,000
15,100,000	New York State Housing Finance Agency Revenue, Series B, 1.00%, 11/1/36, (LOC: Bank of America NA)(c)	15,100,000

		83,090,000

Ohio — 0.84%
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.75%, 5/1/42, (LOC: U.S. Bank NA)(c)	12,500,000

Pennsylvania — 1.41%
21,015,000	City of Reading Revenue, Series D, 1.00%, 11/1/32, (LOC: Wells Fargo)(c)	21,015,000

South Dakota — 2.79%
3,400,000	South Dakota Housing Development Authority Revenue, Series C, 0.60%, 5/1/37(c)	3,400,000

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$25,000,000	South Dakota Housing Development Authority Revenue, Series G, 0.60%, 5/1/35(c)	$25,000,000
13,200,000	South Dakota Housing Development Authority Revenue, Series I, 0.60%, 5/1/38(c)	13,200,000

		41,600,000

Tennessee — 2.68%
40,000,000	Johnson City Health & Educational Facilities Board Hospital Revenue, Series B, 1.55%, 7/1/33, (LOC: Regions Bank)(c)	40,000,000

Texas — 0.30%
4,500,000	Dallas Performing Arts Cultural Facilities Corp. Revenue, Series B, 0.40%, 9/1/41, (LOC: JP Morgan Chase Bank)(c)	4,500,000

Utah — 0.86%
12,805,000	Utah Housing Corp. Revenue, Series C-2, Class 1, 1.40%, 1/1/38(c)	12,805,000

Total Municipal Bonds (Cost $367,435,000)		367,435,000

U.S. Government Agency Backed Mortgages — 12.68%
Fannie Mae — 11.26%
12,624,000	Pool #958354, 0.53%, 6/1/09(b)	12,612,663
155,600,000	Pool #958356, 0.53%, 6/1/09(b)	155,460,263

		168,072,926

Freddie Mac — 1.42%
812,507	Pool #W00065, 7.21%, 8/1/09	816,619
20,449,093	Series 3427, 0.71%, 3/15/10(c)	20,449,093

		21,265,712

Total U.S. Government Agency Backed Mortgages (Cost $189,338,638)		189,338,638

Principal Amount		Value
Repurchase Agreement — 6.70%
$100,000,000	BNP Paribas Securities Corp. dated 3/31/09; due 4/1/09 at 0.20% with maturity value of $100,000,556 (fully collateralized by Fannie Mae with maturity dates ranging from 5/1/18 to 1/1/39 at rates ranging from 4.50% to 6.00%).	$100,000,000

Total Repurchase Agreement (Cost $100,000,000)		100,000,000

Shares
Investment Company — 10.08%
150,544,181	Wells Fargo Prime Investment Money Market Fund	150,544,181

Total Investment Company (Cost $150,544,181)		150,544,181

Principal Amount
Capital Support Agreement — 0.00%
$0	Voyageur Capital Support Agreement(e)	0

Total Capital Support Agreement (Cost $0)		0

Total Investments (Cost $1,476,666,964)(f) — 98.89%		1,476,609,508
Other assets in excess of liabilities — 1.11%		16,508,007

NET ASSETS — 100.00%		$1,493,117,515

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(b)	Represents effective yield to maturity on date of purchase.
(c)

Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(d)	Security (“Eligible Note”) is subject to capital support agreement and is stated at fair value. See Note 7.
(e)

The Fund has entered into a Capital Support Agreement (“Agreement”) with Voyageur Asset Management Inc. (“Voyageur”) which provides that Voyageur will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of the Eligible Notes securities and such realized loss causes the Fund’s net asset value as calculated using the market based net asset value to drop below $0.9950. As of March 31, 2009, the fair value of the Agreement was $0. See Note 7.

(f)	Book cost of $1,476,666,964 and depreciation of $57,456 on securities is equal to tax cost and depreciation on securities.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009.

Abbreviations used are defined below:

FSA – Financial Security Assurance, Inc.

GTY – Guaranty

LOC – Letter of Credit

See notes to financial statements.

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund

March 31, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 96.89%
Alabama — 6.76%
$3,495,000	City of Birmingham GO, Series A, 1.04%, 6/1/11, (LOC: Regions Bank)(a)	$3,495,000
1,400,000	County of Jefferson Revenue, 1.54%, 9/1/25, (LOC: AmSouth Bank)(a)	1,400,000
12,140,000	County of Taladega Revenue, 1.04%, 2/1/31, (LOC: Regions Bank)(a)	12,140,000
8,000,000	Mobile Industrial Development Board Refunding Revenue, Series B, 0.45%, 6/1/32, (LOC: Wachovia Bank NA)(a)	8,000,000
6,000,000	Washington County Industrial Development Authority Revenue, 1.00%, 8/1/37, (LOC: Regions Bank)(a)	6,000,000

		31,035,000

Arizona — 3.24%
5,500,000	Glendale Industrial Development Authority Revenue, 0.47%, 1/1/27, (LOC: Wells Fargo Bank NA)(a)	5,500,000
3,360,000	Maricopa County Industrial Development Authority Revenue, Series A, 0.50%, 4/15/30, (Credit Support: Fannie Mae)(a)	3,360,000
6,000,000	Pima County Industrial Development Authority Revenue, 0.49%, 9/1/38, (LOC: PNC Bank NA)(a)	6,000,000

		14,860,000

California — 3.51%
9,000,000	Los Angeles Unified School District Revenue, Series R-10392, 0.83%, 7/1/30, (Credit Support: FSA), Callable 7/1/16 @ 100(a)(b)	9,000,000
7,110,000	Poway Unified School District GO, 0.78%, 8/1/30, (Credit Support: BHAC-CR, FSA), Callable 8/1/16 @ 100(a)	7,110,000

		16,110,000

Colorado — 3.14%
3,825,000	City of Colorado Springs Revenue, 0.47%, 3/15/23, (LOC: Wells Fargo Bank NA)(a)	3,825,000
3,625,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.04%, 7/1/31, (LOC: Regions Bank)(a)	3,625,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.55%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
1,630,000	Meridian Ranch Metropolitan District GO, 0.54%, 12/1/38, (LOC: U.S. Bank NA)(a)	1,630,000

Principal Amount		Value
$1,830,000	Parker Automotive Metropolitan District GO, 0.54%, 12/1/34, (LOC: U.S. Bank NA)(a)	$1,830,000

		14,385,000

District Of Columbia — 3.33%
1,700,000	District of Columbia Revenue, 0.55%, 7/1/36, (LOC: BB&T Bank)(a)	1,700,000
4,700,000	District of Columbia Revenue,, 0.49%, 10/1/37, (LOC: PNC Bank NA)(a)	4,700,000
4,900,000	District of Columbia Revenue, Children’s Defense Fund, 0.57%, 4/1/22, (LOC: Wachovia Bank NA)(a)	4,900,000
3,980,000	District of Columbia Water & Sewer Authority Revenue, Series 3022, 0.69%, 4/1/16, (Credit Support: Assured GTY)(a)	3,980,000

		15,280,000

Florida — 3.26%
5,053,000	Austin Trust Various States Revenue, Series 10003, 0.79%, 12/1/31, (LOC: Bank of America NA)(a)	5,053,000
5,910,000	County of Miami-Dade Revenue, 0.58%, 8/1/15, (LOC: SunTrust Bank)(a)	5,910,000
4,000,000	Highlands County Health Facilities Authority Revenue, 0.48%, 11/15/37, (LOC: SunTrust Bank)(a)	4,000,000

		14,963,000

Georgia — 5.38%
3,900,000	Bibb County Development Authority Revenue, 0.78%, 11/1/23, (LOC: SunTrust Bank)(a)	3,900,000
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.49%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
9,255,000	Columbus Hospital Authority Revenue, 0.58%, 1/1/18, (LOC: SunTrust Bank)(a)	9,255,000
4,300,000	Macon-Bibb County Hospital Authority Revenue, 0.58%, 12/1/18, (LOC: SunTrust Bank)(a)	4,300,000

		24,670,000

Illinois — 6.21%
3,095,000	Channahon Revenue, Series D, 0.45%, 12/1/32, (LOC: U.S. Bank NA)(a)	3,095,000
2,700,000	Galesburg Revenue, 0.50%, 7/1/24, (LOC: Bank of America)(a)	2,700,000
4,100,000	Illinois Educational Facilities Authority Revenue, 0.53%, 12/1/25, (LOC: JPMorgan Chase Bank)(a)	4,100,000

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$16,100,000	Illinois Finance Authority Revenue, 0.75%, 8/15/47, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	$16,100,000
2,500,000	State of Illinois GO, Series 687, 0.84%, 11/1/12, (Credit Support: AMBAC)(a)	2,500,000

		28,495,000

Indiana — 2.84%
4,500,000	Indiana Finance Authority Refunding Revenue, 0.40%, 3/1/36, (LOC: BB&T Bank)(a)	4,500,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.55%, 7/1/28, (LOC: Bank of America NA)(a)	8,540,000

		13,040,000

Iowa — 3.68%
3,305,000	Iowa Finance Authority Revenue, 0.47%, 2/1/23, (LOC: Wells Fargo Bank NA)(a)	3,305,000
11,445,000	Iowa Finance Authority Revenue, Series A3, 0.47%, 2/15/35, (Credit Support: Assured GTY)(a)	11,445,000
2,150,000	Woodbury County Revenue, 0.52%, 11/1/16, (LOC: U.S. Bank NA)(a)	2,150,000

		16,900,000

Kansas — 0.70%
3,215,000	City of Olathe Revenue, Series B, 0.60%, 11/1/18, (LOC: Bank of America NA)(a)	3,215,000

Louisiana — 1.11%
5,080,000	South Louisiana Port Commission Refunding Revenue, 0.43%, 7/1/18, (LOC: Bank of New York)(a)	5,080,000

Maryland — 1.07%
4,900,000	Maryland Health & Higher Educational Facilities Authority Revenue, 0.58%, 7/1/28, (LOC: SunTrust Bank)(a)	4,900,000

Massachusetts — 1.96%
9,000,000	Massachusetts School Building Authority Revenue, Series R-10391, 0.87%, 8/15/30, (Credit Support: FSA), Callable 8/15/15 @ 100(a)(b)	9,000,000

Michigan — 0.22%
1,000,000	Michigan State Hospital Finance Authority Revenue, 0.56%, 6/1/22, (Credit Support: Assured GTY)(a)	1,000,000

Minnesota — 7.11%
8,035,000	Burnsville Refunding Revenue, 0.50%, 1/1/35, (Credit Support: Freddie Mac)(a)	8,035,000
4,995,000	Inver Grove Heights Refunding Revenue, 0.50%, 5/15/35, (Credit Support: Fannie Mae)(a)	4,995,000

Principal Amount		Value
$7,280,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3265, 0.47%, 11/1/10(a)(b)	$7,280,000
4,195,000	Midwest Consortium of Municipal Utilities Revenue, Series B, 0.47%, 10/1/35, (LOC: U.S. Bank NA)(a)	4,195,000
1,200,000	Minnetonka Refunding Revenue, 0.50%, 11/15/31, (Credit Support: Fannie Mae)(a)	1,200,000
5,615,000	Oak Park Heights Refunding Revenue, 0.50%, 11/1/35, (Credit Support: Freddie Mac)(a)	5,615,000
1,290,000	Spring Lake Park Refunding Revenue, 0.50%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,290,000

		32,610,000

Mississippi — 2.88%
6,660,000	Mississippi Business Finance Corp. Revenue, 1.04%, 8/1/25, (LOC: Regions Bank)(a)	6,660,000
6,560,000	Mississippi Business Finance Corp. Revenue, 1.04%, 9/1/33, (LOC: Regions Bank)(a)	6,560,000

		13,220,000

Missouri — 1.09%
5,000,000	St. Louis Industrial Development Authority Refunding Revenue, 0.49%, 5/1/09, (LOC: PNC Bank NA)(a)	5,000,000

Nebraska — 1.31%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.52%, 7/1/33, (LOC: U.S. Bank NA)(a)	6,000,000

Nevada — 2.33%
5,550,000	Reno Revenue, Series A, 0.50%, 6/1/32, (LOC: Bank of America NA)(a)	5,550,000
5,145,000	Township of Fernley GO, 0.76%, 2/1/38, (Credit Support: Assured GTY), Callable 2/1/18 @ 100(a)	5,145,000

		10,695,000

New York — 0.81%
3,700,000	New York City Trust For Cultural Resources Revenue, Series SGA91, 0.55%, 7/1/29, (Credit Support: AMBAC, GO of Museum)(a)(b)	3,700,000

Pennsylvania — 12.67%
4,010,000	Allegheny County Industrial Development Authority Revenue, 0.49%, 6/1/38, (LOC: PNC Bank NA)(a)	4,010,000
10,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.50%, 12/1/31(a)	10,000,000

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$4,800,000	Doylestown Hospital Authority Revenue, Series B, 0.49%, 7/1/37, (LOC: PNC Bank NA)(a)	$4,800,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.42%, 3/1/24, (LOC: U.S. Bank NA)(a)	4,700,000
5,000,000	Montgomery County Industrial Development Authority Revenue, Archdiocese Philadelphia, 0.49%, 11/1/38, (LOC: PNC Bank NA)(a)	5,000,000
8,000,000	Philadelphia Authority for Industrial Development Revenue, 0.57%, 12/1/37, (LOC: Wells Fargo Bank)(a)	8,000,000
4,375,000	Philadelphia School District Refunding, GO, Sub-series D2, 0.49%, 9/1/11, (Credit Support: State Aid Withholding), (LOC: PNC Bank NA)(a)	4,375,000
6,620,000	Westmoreland County Industrial Development Authority Revenue, Series B, 0.49%, 7/1/27, (LOC: Wachovia Bank NA)(a)	6,620,000
10,625,000	York County Industrial Development Authority Revenue, 0.49%, 7/1/37, (LOC: PNC Bank NA)(a)	10,625,000

		58,130,000

Rhode Island — 2.69%
12,330,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3273, 1.10%, 3/1/11, (Credit Support: MBIA-RE)(a)(b)	12,330,000

South Carolina — 3.36%
6,500,000	Cherokee County Revenue, 0.55%, 12/1/15, (LOC: LaSalle Bank NA)(a)	6,500,000
8,895,000	South Carolina Jobs-Economic Development Authority Revenue, 0.57%, 5/1/29, (LOC: Wachovia Bank NA)(a)	8,895,000

		15,395,000

South Dakota — 2.75%
12,640,000	Sioux Falls Revenue, Putters Series 2057, 0.84%, 5/15/15, (Credit Support: MBIA-RE)(a)	12,640,000

Tennessee — 3.92%
7,000,000	Clarksville Public Building Authority, 0.58%, 7/1/24, (LOC: SunTrust Bank)(a)	7,000,000
6,000,000	Pulaski & Giles County Industrial Development Board Revenue, 1.04%, 1/1/24, (LOC: Regions Bank)(a)	6,000,000

Principal Amount		Value
$5,000,000	Shelby County Health Educational & Housing Facilities Board Revenue, Series A, 0.40%, 6/1/42, (Credit Support: Assured GTY)(a)	$5,000,000

		18,000,000

Texas — 1.95%
3,445,000	Crawford Education Facilities Corp. Revenue, 0.55%, 6/1/18, (LOC: U.S. Bank NA)(a)	3,445,000
5,510,000	Dallas Performing Arts Cultural Facilities Corp. Revenue, Series A, 0.30%, 9/1/41, (LOC: Bank of America NA)(a)	5,510,000

		8,955,000

Utah — 2.29%
5,680,000	Jordanelle Special Service District Revenue, 0.47%, 9/1/25, (LOC: Wells Fargo Bank NA)(a)	5,680,000
4,045,000	Ogden City Redevelopment Agency Tax Allocation, Series A, 0.47%, 4/1/25, (LOC: Wells Fargo Bank NA)(a)	4,045,000
805,000	Sanpete County Revenue, 0.52%, 8/1/28, (LOC: U.S. Bank NA)(a)	805,000

		10,530,000

Virginia — 0.98%
4,500,000	Chesapeake Hospital Authority Revenue, Series A, 0.58%, 7/1/31, (LOC: SunTrust Bank)(a)	4,500,000

Washington — 2.23%
7,220,000	Washington Health Care Facilities Authority Revenue, 0.60%, 8/1/26, (LOC: Bank of America NA)(a)	7,220,000
3,000,000	Washington State Housing Finance Commission Revenue, The Overlake School Project, 0.47%, 10/1/29, (LOC: Wells Fargo Bank NA)(a)	3,000,000

		10,220,000

Wisconsin — 2.11%
3,700,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.68%, 11/15/30(a)	3,700,000
4,100,000	Wisconsin Health & Educational Facilities Authority Revenue, Series B3, 0.54%, 10/1/33, (LOC: JPMorgan Chase Bank)(a)	4,100,000
1,880,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.55%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,880,000

		9,680,000

Total Municipal Bonds (Cost $444,538,000)		444,538,000

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

March 31, 2009 (Unaudited)

Shares		Value
Investment Companies — 3.03%
6,904,156	Goldman Sachs Tax-Free Institutional Money Market Fund	$6,904,156
7,000,208	Wells Fargo Advantage National Tax-Free Institutional Money Market Fund	7,000,208

Total Investment Companies (Cost $13,904,364)		13,904,364

Value
Total Investments (Cost $458,442,364)(c) — 99.92%	$458,442,364
Other assets in excess of liabilities — 0.08%	364,609

NET ASSETS — 100.00%	$458,806,973

(a)

Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

FSA - Financial Security Assurance

GO - General Obligation

GTY - Guaranty

MBIA-RE - Municipal Bond Insurance Association

LOC - Letter of Credit

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2009 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Tamarack Institutional Prime Money Market Fund	Tamarack Institutional Tax-Free Money Market Fund
Assets:
Investments, at value (cost $12,481,939,946; $5,649,767,438; $995,883,818; $1,476,666,964 and $458,442,364, respectively)	$12,481,796,986*	$5,649,767,438**	$995,883,818	$1,476,609,508***	$458,442,364
Securities of Affiliates - Capital Support Agreement (Note 7)	—	—	—	—	—
Cash	—	—	389	—	172
Interest and dividends receivable	28,564,801	8,147,026	2,391,577	3,471,255	410,198
Receivable for investments sold	—	—	—	13,301,822	—
Prepaid expenses and other assets	1,029,238	294,416	133,790	126,402	80,095

Total Assets	12,511,391,025	5,658,208,880	998,409,574	1,493,508,987	458,932,829

Liabilities:
Distributions payable	319	699	—	—	—
Payable for investments purchased	196,146,882	435,860,304	—	—	—
Accrued expenses and other payables:
Investment advisory fees	962,191	377,907	83,655	303,231	98,241
Audit fees	116,175	35,115	14,239	18,979	9,333
Trustee fees	6,554	—	—	5,085	1,640
Distribution fees	7,479,373	2,471,384	504,691	—	—
Shareholder reports	—	—	4,213	—	—
Shareholder servicing fees	20,428	448	2,077	—	—
Transfer Agent fees	13,180	—	—	15,172	5,657
Other	—	—	3,221	49,005	10,985

Total Liabilities	204,745,102	438,745,857	612,096	391,472	125,856

Net Assets	$12,306,645,923	$5,219,463,023	$997,797,478	$1,493,117,515	$458,806,973

Net Assets Consist Of:
Capital	$12,311,677,902	$5,219,477,436	$997,945,602	$1,493,229,176	$459,048,466
Distributions in excess of net investment income	(77,568)	—	(413,929)	(10,590)	(292,306)
Accumulated net realized gains (losses) from investment transactions	(4,811,451)	(14,413)	265,805	(43,615)	50,813
Net unrealized depreciation on investments	(142,960)	—	—	(57,456)	—

Net Assets	$12,306,645,923	$5,219,463,023	$997,797,478	$1,493,117,515	$458,806,973

Net Assets:
Fund Level				$1,493,117,515	$458,806,973
RBC Institutional Class 1	$1,111,417,257	$50,933,128	$50,564,566	—	—
RBC Institutional Class 2	10,037	67,387,760	10,022	—	—
RBC Investor Class	4,831,875,337	2,100,900,653	234,187,788	—	—
RBC Reserve Class	5,018,658,664	1,742,019,221	475,609,266	—	—
RBC Select Class	1,344,684,628	1,258,222,261	237,425,836	—	—

Total	$12,306,645,923	$5,219,463,023	$997,797,478	$1,493,117,515	$458,806,973

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Tamarack Institutional Prime Money Market Fund	Tamarack Institutional Tax-Free Money Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Fund Level	—	—	—	1,493,242,814	459,048,466
RBC Institutional Class 1	1,111,440,965	50,933,663	50,580,705	—	—
RBC Institutional Class 2	10,042	67,387,872	10,024	—	—
RBC Investor Class	4,834,082,667	2,100,910,910	234,231,997	—	—
RBC Reserve Class	5,020,951,608	1,742,041,437	475,700,648	—	—
RBC Select Class S	1,345,312,587	1,258,237,941	237,470,333	—	—

Total	12,311,797,869	5,219,511,823	997,993,707	1,493,242,814	459,048,466

Net Asset Values and Redemption Price per Share:
Fund Level				$1.00	$1.00

RBC Institutional Class 1	$1.00	$1.00	$1.00

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class S	$1.00	$1.00	$1.00

*	$1,675,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$975,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
***	$100,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2009 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Tamarack Institutional Prime Money Market Fund	Tamarack Institutional Tax-Free Money Market Fund
Investment Income:
Interest income	$93,125,522	$27,246,082	$6,117,718	$11,585,677	$3,057,365
Dividend income	592,589	165,103	819,970	304,708	196,235

Total Investment Income	93,718,111	27,411,185	6,937,688	11,890,385	3,253,600

Expenses:
Investment advisory fees	10,035,751	3,127,446	1,077,464	1,878,599	638,790
Distribution fees-RBC Institutional Class 2	5	16,231	5	—	—
Distribution fees-RBC Investor Class	16,215,263	3,363,580	816,931	—	—
Distribution fees-RBC Reserve Class	15,416,056	5,408,711	1,587,786	—	—
Distribution fees-RBC Select Class	3,769,188	3,630,381	730,225	—	—
Shareholder servicing fee	92,252	15,459	11,814	—	—
Accounting fees	271,670	95,352	25,689	37,578	12,776
Administration fees	3,608,254	1,185,466	352,219	—	—
Audit fees	127,838	38,073	13,756	19,827	8,838
Custodian fees	68,663	18,861	7,745	15,175	5,579
Federal insurance fee	2,354,953	584,024	212,681	413,932	150,508
Insurance fees	64,575	15,497	6,457	10,332	5,165
Legal fees	300,305	54,762	26,313	54,160	17,713
Registration and filing fees	120,615	69,580	64,071	41,976	41,387
Shareholder reports	1,310,017	93,933	31,190	10,260	3,114
Transfer agent fees	2,035,441	212,522	65,969	37,050	12,949
Trustees’ fees	121,018	28,230	11,202	21,158	7,349
Other fees	90,376	36,678	14,059	17,760	10,633

Total expenses before fee reductions	56,002,240	17,994,786	5,055,576	2,557,807	914,801
Expenses reduced by:
Shareholder Servicing Agent	(3,085)	(14)	—	—	—
Distributor	(4,593,044)	(2,602,563)	(981,811)	—	—

Net Expenses	51,406,111	15,392,209	4,073,765	2,557,807	914,801

Net Investment Income	42,312,000	12,018,976	2,863,923	9,332,578	2,338,799

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(722)	(16,693)	112,264	(111)	14,759
Net change in unrealized appreciation/depreciation on investments	14,701,287	—	—	1,401,158	—

Net realized/unrealized gains (losses) from investments	14,700,565	(16,693)	112,264	1,401,047	14,759

Change in net assets resulting from operations	$57,012,565	$12,002,283	$2,976,187	$10,733,625	$2,353,558

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund		U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$42,312,000	$317,782,495	$12,018,976	$46,333,075
Net realized gains (losses) from investment transactions	(722)	(4,674,165)	(16,693)	6,015
Net change in unrealized appreciation/depreciation on investments	14,701,287	(14,844,247)	—	—

Change in net assets resulting from operations	57,012,565	298,264,083	12,002,283	46,339,090

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(24,417,970)	(317,789,080)	(7,057,154)	(46,333,075)
RBC Institutional Class 2 Shareholders	(41)	—	(95,022)	—
RBC Investor Class Shareholders	(6,089,393)	—	(733,173)	—
RBC Reserve Class Shareholders	(8,942,811)	—	(2,187,681)	—
RBC Select Class Shareholders	(2,938,435)	—	(1,945,946)	—

Change in net assets resulting from shareholder distributions	(42,388,650)	(317,789,080)	(12,018,976)	(46,333,075)

Capital Transactions:
Proceeds from shares issued	19,014,697,246	5,514,316,481	7,347,790,599	2,818,896,723
Distributions reinvested	42,383,409	317,761,781	11,999,133	46,337,501
Cost of shares redeemed	(17,355,926,694)	(4,883,761,002)	(5,406,494,836)	(992,408,623)

Change in net assets resulting from capital transactions	1,701,153,961	948,317,260	1,953,294,896	1,872,825,601

Net increase in net assets	1,715,777,876	928,792,263	1,953,278,203	1,872,831,616

Net Assets:
Beginning of period	10,590,868,047	9,662,075,784	3,266,184,820	1,393,353,204

End of period	$12,306,645,923	$10,590,868,047	$5,219,463,023	$3,266,184,820

Distributions in excess of net investment income	$(77,568)	$(918)	$—	$—

Share Transactions:
Issued	19,014,697,246	5,514,316,481	7,347,790,599	2,818,896,723
Reinvested	42,383,409	317,761,781	11,999,133	46,337,501
Redeemed	(17,355,926,694)	(4,883,761,002)	(5,406,494,836)	(992,408,623)

Change in shares resulting from capital transactions	1,701,153,961	948,317,260	1,953,294,896	1,872,825,601

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,863,923	$18,753,469
Net realized gains from investment transactions	112,264	166,368

Change in net assets resulting from operations	2,976,187	18,919,837

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(2,700,988)	(18,772,192)
RBC Institutional Class 2 Shareholders	(23)	—
RBC Investor Class Shareholders	(87,247)	—
RBC Reserve Class Shareholders	(268,589)	—
RBC Select Class Shareholders	(221,005)	—

Change in net assets resulting from shareholder distributions	(3,277,852)	(18,772,192)

Capital Transactions:
Proceeds from shares issued	1,664,027,045	1,157,984,109
Distributions reinvested	3,277,854	18,772,192
Cost of shares redeemed	(1,572,914,046)	(1,114,363,283)

Change in net assets resulting from capital transactions	94,390,853	62,393,018

Net increase in net assets	94,089,188	62,540,663

Net Assets:
Beginning of period	903,708,290	841,167,627

End of period	$997,797,478	$903,708,290

Distributions in excess of net investment income	$(413,929)	$—

Share Transactions:
Issued	1,664,027,045	1,157,984,109
Reinvested	3,277,854	18,772,192
Redeemed	(1,572,914,046)	(1,114,363,283)

Change in shares resulting from capital transactions	94,390,853	62,393,018

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tamarack Institutional Prime Money Market Fund		Tamarack Institutional Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$9,332,578	$67,800,853	$2,338,799	$16,427,946
Net realized gains (losses) from investment transactions	(111)	90,200	14,759	54,050
Net change in unrealized appreciation/depreciation on investments	1,401,158	(1,458,614)	—	—

Change in net assets resulting from operations	10,733,625	66,432,439	2,353,558	16,481,996

Distributions from Net Investment Income	(9,343,167)	(67,806,075)	(2,631,105)	(16,442,240)

Change in net assets resulting from shareholder distributions	(9,343,167)	(67,806,075)	(2,631,105)	(16,442,240)

Capital Transactions:
Proceeds from shares issued	858,603,767	9,045,055,732	392,142,555	1,266,057,850
Distributions reinvested	9,340,795	67,806,074	2,624,761	16,442,240
Cost of shares redeemed	(1,264,791,715)	(8,643,146,226)	(475,977,846)	(1,311,362,487)

Change in net assets resulting from capital transactions	(396,847,153)	469,715,580	(81,210,530)	(28,862,397)

Net increase (decrease) in net assets	(395,456,695)	468,341,944	(81,488,077)	(28,822,641)

Net Assets:
Beginning of period	1,888,574,210	1,420,232,266	540,295,050	569,117,691

End of period	$1,493,117,515	$1,888,574,210	$458,806,973	$540,295,050

Distributions in excess of net investment income	$(10,590)	$(1)	$(292,306)	$—

Share Transactions:
Issued	858,603,767	9,045,055,731	392,142,555	1,266,057,849
Reinvested	9,340,795	67,806,074	2,624,761	16,442,240
Redeemed	(1,264,791,715)	(8,643,146,226)	(475,977,846)	(1,311,362,487)

Change in shares resulting from capital transactions	(396,847,153)	469,715,579	(81,210,530)	(28,862,398)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Prime Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2009 (Unaudited)	$1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	$1.00	0.66%(c)	$1,111	0.84%(d)(e)(f)	1.50%(d)	0.84%(d)
Year Ended September 30, 2008	1.00	0.03(a)	(b)	0.03	(0.03)	(0.03)	1.00	3.02%	10,591	0.84%	2.94%	0.87%
Year Ended September 30, 2007	1.00	0.05	(b)	0.05	(0.05)	(0.05)	1.00	4.69%	9,662	0.80%	4.59%	0.89%
Year Ended September 30, 2006	1.00	0.04	(b)	0.04	(0.04)	(0.04)	1.00	3.99%	8,685	0.80%	3.93%	0.92%
Year Ended September 30, 2005	1.00	0.02	(b)	0.02	(0.02)	(0.02)	1.00	2.00%	7,922	0.76%	1.97%	0.92%
Period Ended September 30, 2004 (g)	1.00	(b)	(b)	(b)	(b)	(b)	1.00	0.14%(c)	7,885	0.71%(d)	0.83%(d)	0.93%(d)
Year Ended July 31, 2004	1.00	(b)	—	(b)	(b)	(b)	1.00	0.42%	7,860	0.71%	0.42%	0.90%

RBC Institutional Class 2
Period Ended March 31, 2009 (Unaudited)(h)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.63%(c)	(i)	0.33%(d)(e)	1.15%(d)	0.33%(d)

RBC Investor Class
Period Ended March 31, 2009 (Unaudited)(h)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.35%(c)	$4,832	1.09%(d)(e)	0.37%(d)	1.18%(d)

RBC Reserve Class
Period Ended March 31, 2009 (Unaudited)(h)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.41%(c)	$5,019	0.94%(d)(e)	0.52%(d)	1.08%(d)

RBC Select Class
Period Ended March 31, 2009 (Unaudited)(h)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.44%(c)	$1,345	0.84%(d)(e)	0.62%(d)	0.98%(d)

*      During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes expenses not covered by the contractual agreement to limit operating expenses.
(f)

On November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the six months ended March 31, 2009.

(g)	For the period from August 1, 2004 to September 30, 2004.
(h)	For the period from November 21, 2008 (commencement of operations) to March 31, 2009.
(i)	Less than $1,000,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2009 (Unaudited)	$1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	$1.00	0.57%(c)	$51	0.67%(d)(e)(f)	1.40%(d)	0.67%(d)
Year Ended September 30, 2008	1.00	0.03(a)	(b)	0.03	(0.03)	(0.03)	1.00	2.70%	3,266	0.72%	2.51%	(g)
Year Ended September 30, 2007	1.00	0.04	(b)	0.04	(0.04)	(0.04)	1.00	4.56%	1,393	0.76%	4.47%	(g)
Year Ended September 30, 2006	1.00	0.04	(b)	0.04	(0.04)	(0.04)	1.00	3.90%	749	0.78%	3.82%	(g)
Year Ended September 30, 2005	1.00	0.02	(b)	0.02	(0.02)	(0.02)	1.00	1.96%	813	0.74%	1.92%	0.77%
Period Ended September 30, 2004 (h)	1.00	(b)	(b)	(b)	(b)	(b)	1.00	0.14%(c)	947	0.71%(c)	0.81%(d)	0.79%(d)
Year Ended July 31, 2004	1.00	(b)	—	(b)	(b)	(b)	1.00	0.38%	929	0.71%	0.38%	0.73%

RBC Institutional Class 2
Period Ended March 31, 2009 (Unaudited)(i)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.54%(c)	$67	0.31%(d)(e)	0.88%(d)	0.31%(d)

RBC Investor Class
Period Ended March 31, 2009 (Unaudited)(i)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.29%(c)	$2,101	0.94%(d)(e)	0.22%(d)	1.16%(d)

RBC Reserve Class
Period Ended March 31, 2009 (Unaudited)(i)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.33%(c)	$1,742	0.87%(d)(e)	0.36%(d)	1.06%(d)

RBC Select Class
Period Ended March 31, 2009 (Unaudited)(i)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.36%(c)	$1,258	0.80%(d)(e)	0.43%(d)	0.96%(d)

*	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes expenses not covered by the contractual agreement to limit operating expenses.
(f)

On November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the six months ended March 31, 2009.

(g)	There were no waivers or reimbursements during the period.
(h)	For the period from August 1, 2004 to September 30, 2004.
(i)	For the period from November 21, 2008 (commencement of operations) to March 31, 2009.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2009 (Unaudited)	$1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	$1.00	0.51%(c)	$51	0.79%(d)(e)(f)	1.64%(d)	0.79%(d)
Year Ended September 30, 2008	1.00	0.02(a)	(b)	0.02	(0.02)	(0.02)	1.00	1.95%	904	0.80%	1.90%	0.84%
Year Ended September 30, 2007	1.00	0.03	(b)	0.03	(0.03)	(0.03)	1.00	3.00%	841	0.70%	2.96%	0.84%
Year Ended September 30, 2006	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	2.52%	791	0.70%	2.49%	0.85%
Year Ended September 30, 2005	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.44%	858	0.66%	1.41%	0.83%
Period Ended September 30, 2004 (g)	1.00	(b)	—	(b)	(b)	(b)	1.00	0.11%(c)	965	0.62%(d)	0.64%(d)	0.83%(d)
Year Ended July 31, 2004	1.00	(b)	—	(b)	(b)	(b)	1.00	0.38%	1,003	0.62%	0.38%	0.86%

RBC Institutional Class 2
Period Ended March 31, 2009 (Unaudited)(h)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.48%(c)	(i)	0.32%(d)(e)	0.53%(d)	0.32%(d)

RBC Investor Class
Period Ended March 31, 2009 (Unaudited)(h)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.29%(c)	$234	0.86%(d)(e)	(0.01)%(d)	1.18%(d)

RBC Reserve Class
Period Ended March 31, 2009 (Unaudited)(h)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.30%(c)	$476	0.81%(d)(e)	0.04%(d)	1.08%(d)

RBC Select Class
Period Ended March 31, 2009 (Unaudited)(h)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00	0.34%(c)	$237	0.71%(d)(e)	0.13%(d)	0.98%(d)

*	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes expenses not covered by the contractual agreement to limit operating expenses.
(f)

On November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the six months ended March 31, 2009.

(g)	For the period from August 1, 2004 to September 30, 2004.
(h)	For the period from November 21, 2008 (commencement of operations) to March 31, 2009.
(i)	Less than $1,000,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Tamarack Institutional Prime Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
Six Months Ended March 31, 2009 (Unaudited)	$1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	$1.00	0.62%(c)	$1,493	0.34%(d)	1.24%(d)
Year Ended September 30, 2008	1.00	0.03(a)	(b)	0.03	(0.03)	(0.03)	1.00	3.52%	1,889	0.28%	3.39%
Year Ended September 30, 2007	1.00	0.05	(b)	0.05	(0.05)	(0.05)	1.00	5.23%	1,420	0.27%	5.11%
Year Ended September 30, 2006	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.53%	1,199	0.28%	4.51%
Year Ended September 30, 2005	1.00	0.02	(b)	0.02	(0.02)	(0.02)	1.00	2.48%	790	0.28%	2.47%
Period Ended September 30, 2004 (e)	1.00	(b)	(b)	(b)	(b)	(b)	1.00	0.21%(c)	643	0.29%(d)	1.26%(d)
Year Ended July 31, 2004	1.00	0.01	(b)	0.01	(0.01)	(0.01)	1.00	0.85%	656	0.29%	0.85%

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from August 1, 2004 to September 30, 2004.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Tamarack Institutional Tax-Free Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
Six Months Ended March 31, 2009 (Unaudited)	$1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	$1.00	0.48%(c)	$459	0.36%(d)	0.92%(d)
Year Ended September 30, 2008	1.00	0.02(a)	(b)	0.02	(0.02)	(0.02)	1.00	2.45%	540	0.28%	2.41%
Year Ended September 30, 2007	1.00	0.03	(b)	0.03	(0.03)	(0.03)	1.00	3.43%	569	0.29%	3.38%
Year Ended September 30, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.94%	406	0.30%	2.91%
Year Ended September 30, 2005	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.78%	358	0.28%	1.79%
Period Ended September 30, 2004 (e)	1.00	(b)	(b)	(b)	(b)	(b)	1.00	0.16%(c)	387	0.30%(d)	0.98%(d)
Year Ended July 31, 2004	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.72%	355	0.32%	0.72%

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from August 1, 2004 to September 30, 2004.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1. Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi-annual report includes the following five investment portfolios (“Funds”):

- Prime Money Market Fund (“Prime Money Market Fund”), formerly known as Tamarack Prime Money Market Fund

- U.S. Government Money Market Fund (“U.S. Government Money Market Fund”), formerly known as Tamarack U.S. Government Money Market Fund

- Tax-Free Money Market Fund (“Tax-Free Money Market Fund”), formerly known as Tamarack Tax-Free Money Market Fund

- Tamarack Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund”)

- Tamarack Institutional Tax-Free Money Market Fund (“Institutional Tax-Free Money Market Fund”)

Prior to November 21, 2008, each Fund offered a single class of shares. Effective November 21, 2008, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class. The Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund continue to offer only one class of shares. Effective January 28, 2009, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund were renamed as noted above.

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment adviser for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates or PNC Global Investment Servicing (U.S.) Inc. (“PNC”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Securities held by the Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by Tamarack’s Board of Trustees (the “Board”) to determine a security’s fair value. See Note 7 for a listing of all securities that have been valued in the financial statements at fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service.

NOTES TO FINANCIAL STATEMENTS

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”) :

SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•    Level 1 - quoted prices in active markets for identical securities.

•    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2009 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Prime Money Market Fund	$300,559,225	$12,181,237,761	$—	$12,481,796,986
U.S. Government Money Market Fund	235,510,154	5,414,257,284	—	5,649,767,438
Tax Free Money Market Fund	28,453,401	967,430,417	—	995,883,818
Institutional Prime Money Market Fund	150,544,181	1,326,065,327	—	1,476,609,508
Institutional Tax Free Money Market Fund	13,904,364	444,538,000	—	458,442,364

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Financial Instruments:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2009, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other that class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

Tamarack has entered into investment advisory agreements with Voyageur under which Voyageur manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay Voyageur a monthly fee based upon average daily net assets. Prior to November 21, 2008, (and for the entire period for Institutional Prime Money Market Fund and Institutional Tax Free Money Market Fund) under the terms of the advisory contract Voyageur was entitled to receive fees based on a percentage of the average daily net assets as follows:

	Average Daily Net Assets of Fund	Annual Rate
Prime Money Market Fund	Up to $700 million	0.55%
	Next $500 million	0.50%
	Next $800 million	0.45%
	Over $2 billion	0.40%
U.S. Government Money Market Fund	Up to $100 million	0.50%
	Next $200 million	0.40%
	Over $300 million	0.35%
Tax-Free Money Market Fund	All Net Assets	0.50%
Institutional Prime Money Market Fund	All Net Assets	0.25%
Institutional Tax-Free Money Market Fund	All Net Assets	0.25%

NOTES TO FINANCIAL STATEMENTS

Effective November 21, 2008, under the terms of the advisory contract Voyageur is entitled to receive fees based on a percentage of the average daily net assets as follows:

	Average Daily Net Assets of Fund	Annual Rate
Prime Money Market Fund	All Net Assets	0.10%
U.S. Government Money Market Fund	All Net Assets	0.10%
Tax Free Money Market Fund	All Net Assets	0.10%

RBC Capital Markets Corporation (“RBC”), an affiliate of Voyageur, receives fees for services it provides for the Funds pursuant to a Shareholder Account Services Agreement. Effective November 21, 2008, this agreement was terminated with respect to Prime Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund. For the six months ended March 31, 2009, RBC received fees of $34,585 and $9,874 from Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund, respectively. For the period October 1, 2008 through November 21, 2008, RBC received fees of $4,036,113, $359,504 and $125,393 from Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, respectively. These amounts are included in shareholder reports expense and transfer agent fees on the Statement of Operations.

RBC Institutional Class 1 of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries or the Distributor for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1. During the six months ended March 31, 2009, Voyageur voluntarily waived shareholder servicing fees of $3,085 and $14 for Prime Money Market Fund and U.S. Government Money Market Fund, respectively.

Voyageur and PNC serve as co-administrators to the Funds. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, prior to November 21, 2008 Voyageur received a fee from Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, payable monthly, at the annual rate of 0.25% of each Fund’s average daily net assets. Effective November 21, 2008, Voyageur no longer receives an administration services fee. PNC receives a fee for its services payable by the Funds based on the Fund’s average net assets. Fees previously paid to Voyageur are listed as “Administration fees” in the Statements of Operations. PNC’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

Independent Trustees (Trustees of Tamarack who are not directors, officers or employees of the adviser, administrator or distributor) receive from the entire Tamarack fund family an annual retainer of $20,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax -Free Money Market Funds have adopted a Master Distribution 12b-1 Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Tamarack Distributors Inc. (the “Distributor”) acts as the Funds’ distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for or to reimburse the Distributor monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan; and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%
Plan fees are based on average daily net asset of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Effective November 21, 2008, the Distributor has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses for each class of each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 1	0.20%
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 1	0.20%
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 1	0.20%
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2010 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Distributor, any expenses in excess of the Expense Limitation and repay the Distributor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. The Distributor may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares. reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Share transactions for the period for Funds with multiple classes were as follows:

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund

	For the Period Ended March 31, 2009*	For the Period Ended March 31, 2009*	For the Period Ended March 31, 2009*
	(Unaudited)	(Unaudited)	(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$5,876,423,363	$550,170,200	$293,818,947
Distributions reinvested	24,412,748	7,051,468	2,700,988
Cost of shares redeemed	(15,400,039,054)	(3,772,504,932)	(1,149,542,084)

Change in RBC Institutional Class 1	$(9,499,202,943)	$(3,215,283,264)	$(853,022,149)

RBC Institutional Class 2
Proceeds from shares issued	$10,001	$118,410,001	$10,001
Distributions reinvested	41	80,871	23
Cost of shares redeemed	—	(51,103,000)	—

Change in RBC Institutional Class 2	$10,042	$67,387,872	$10,024

RBC Investor Class
Proceeds from shares issued	$5,571,267,006	$2,613,494,530	$314,287,304
Distributions reinvested	6,089,397	733,173	87,248
Cost of shares redeemed	(743,273,736)	(513,316,793)	(80,142,555)

Change in RBC Investor Class	$4,834,082,667	$2,100,910,910	$234,231,997

RBC Reserve Class
Proceeds from shares issued	$5,720,432,357	$2,174,445,727	$634,096,521
Distributions reinvested	8,942,791	2,187,679	268,590
Cost of shares redeemed	(708,423,540)	(434,591,969)	(158,664,463)

Change in RBC Reserve Class	$5,020,951,608	$1,742,041,437	$475,700,648

RBC Select Class
Proceeds from shares issued	$1,846,564,519	$1,891,270,141	$421,814,272
Distributions reinvested	2,938,432	1,945,942	221,005
Cost of shares redeemed	(504,190,364)	(634,978,142)	(184,564,944)

Change in RBC Select Class	$1,345,312,587	$1,258,237,941	$237,470,333

Change in net assets resulting from capital transactions	$1,701,153,961	$1,953,294,896	$94,390,853

* For the six month period ended March 31, 2009 for RBC Institutional Class 1 and from November 21, 2008 (commencement of operations) through March 31, 2009 for RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on March 31, 2008. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the beginning of the day. As of March 31, 2009, the Funds did not have a liability for any certain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as

NOTES TO FINANCIAL STATEMENTS

income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

The tax character of distributions during the fiscal year ended September 30, 2008 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$317,791,122	$317,791,122	$—	$317,791,122
U.S. Government Money Market Fund	46,333,071	46,333,071	—	46,333,071
Tax-Free Money Market Fund	18,723	18,723	18,753,469	18,772,192
Institutional Prime Money Market Fund	67,806,074	67,806,074	—	67,806,074
Institutional Tax-Free Money Market Fund	14,293	14,293	16,427,948	16,442,241

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2009.

As of September 30, 2008, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$3,069	2013
	40,324	2014
	52,797	2015
	38,902	2016
Institutional Prime Money Market Fund	4,329	2014
	39,175	2015

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2009 and as such are included in current year earnings.

Deferred Post-October Losses
Prime Money Market Fund	$4,675,637

7. Capital Support Agreement

On September 23, 2008, Prime Money Market and Institutional Prime Money Market Funds each entered into a Capital Support Agreement (“Agreement”) with Voyageur to maintain each Fund’s net asset value at no less than $0.9950 or such greater amount as required by any national recognized statistical rating organization (“NRSRO”). The Agreements require Voyageur to commit capital to the Funds, subject to the aggregate limit of $150 million and $50 million for the Prime Money Market Fund and Institutional Prime Money Market Fund, respectively, if a Fund realizes a loss on payments or sales proceeds from specified securities (“Eligible Notes”) held by the Funds which are less than the amortized cost of such securities and such loss causes the Fund’s mark-to-market net asset value to drop below $0.9950. The mark-to-market net asset value is calculated using the market value of all securities in the Prime Money Market and Institutional Prime Money Market Funds. The

NOTES TO FINANCIAL STATEMENTS

net asset value in the financial statements is calculated using the amortized cost for all securities except the Eligible Notes. The Eligible Notes held in the Funds on March 31, 2009 are footnoted on the respective Schedule of Portfolio Investments. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950, or (iii) the remaining amount of the aggregate limit of the Agreement, taking into account all prior contributions. Voyageur’s obligations under the Agreements are supported by a Letter of Credit issued by Royal Bank of Canada, an indirect parent company of Voyageur, having a First Tier credit rating. The Funds will draw on the Letter of Credit in the event that Voyageur fails to make a cash contribution when due under the Agreement.

The Funds will sell the Eligible Notes (i) within thirty (30) calendar days following any change in the Letter of Credit provider’s short term credit ratings such that the Letter of Credit provider’s obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Funds are not required to complete any such sale if the amount the Funds expect to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if Voyageur substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider’s obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is October 9, 2009 for the Prime Money Market Fund and September 4, 2009 for the Institutional Prime Money Market Fund.

In the event that the Fund receives a capital contribution from Voyageur with respect to an Eligible Note and subsequently receives additional payments from or on behalf of the issuer of the Eligible Note, the Fund shall repay Voyageur the lesser of the amount of capital contribution or the amount of such subsequent payments, provided than in no event the effect of such repayment to Voyageur causes the Fund’s net asset value per share to fall below $0.995 or such greater amount required by NRSRO.

The following tables show the Eligible Notes and their amortized cost and fair value as of March 31, 2009:

Prime Money Market Fund	Face Amount	Amortized Cost	Fair Value	Unrealized Appreciation/ (Depreciation)
Bank of Scotland PLC, 1.45%, 8/6/09	$60,000,000	$60,000,000	$59,991,540	$(8,460)
General Electric Capital Corp., 0.57%, 10/9/09	87,000,000	86,998,582	86,998,582	—
Merrill Lynch & Co., Inc., 3.05%, 5/20/09	200,000,000	199,933,682	200,852,258	918,576
Metropolitan Life Global Funding I, 1.65%, 5/11/09	40,000,000	40,000,000	39,786,880	(213,120)
Metropolitan Life Global Funding I, 1.67%, 8/7/09	50,000,000	50,000,000	50,000,000	—
National Australia Bank Ltd., 1.51%, 4/6/09	64,000,000	64,000,000	64,000,192	192
Principal Life Income Funding Trusts, 1.65%, 10/9/09	56,000,000	55,995,645	55,995,645	—
Principal Life Income Funding Trusts, 1.65%, 6/9/09	56,000,000	56,000,000	55,089,608	(910,392)
Wachovia Bank NA, 1.64%, 5/1/09	64,000,000	64,000,000	64,070,245	70,245

Total		$676,927,909	$676,784,950	$(142,959)

NOTES TO FINANCIAL STATEMENTS

Institutional Prime Money Market Fund	Face Amount	Amortized Cost	Fair Value	Unrealized Appreciation/ (Depreciation)
Bank of Scotland PLC, 1.45%, 5/6/09	$10,000,000	$10,000,000	$9,997,710	$ (2,290)
Branch Banking & Trust Co., 1.67%, 9/4/09	20,000,000	20,000,000	19,997,960	(2,040)
Deutsche Bank AG (New York), 1.40%, 8/4/09	15,000,000	15,000,000	15,000,000	—
General Electric Capital Corp., 0.57%, 6/09/09	13,000,000	12,999,762	12,987,810	(11,952)
Metropolitan Life Global Funding I, 1.65%, 5/11/09	10,000,000	10,000,000	9,946,720	(53,280)
National Australia Bank Ltd., 1.51%, 4/6/09	11,000,000	11,000,000	11,000,033	33
Wachovia Bank NA, 1.64%, 5/1/09	11,000,000	11,000,000	11,012,073	12,073

Total		$89,999,762	$89,942,306	$(57,456)

8. Federal Insurance:

The Prime Money Market, U.S. Government Money Market, Tax-Free Money Market, Institutional Prime Money Market and Institutional Tax-Free Money Market Funds (the “Participating Funds”), participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the”Program”) which expires September 18, 2009. Subject to certain conditions and limitations, in the event that the per share value of a Participating Fund falls below $0.995 and the Participating Fund liquidates its holdings, the Program will provide coverage to shareholders in the Participating Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. The participation fee for the period September 19, 2008 to March 31, 2009 is included in federal insurance on the Statement of Operations. The fees to participate in the Program are borne by each Fund without regard to any expense limitation currently in effect for the Fund.

SUPPLEMENTAL INFORMATION (Unaudited)

Information for Tamarack Funds Shareholders Regarding the Renewal of Investment Advisory Agreements

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”) for each of the Funds. After evaluating the services provided by the Advisor and reviewing the performance and relevant expenses of each Fund, the Trustees concluded that it was in the best interests of the Funds and their shareholders to continue the investment advisory agreements (“Agreements”).

As part of their review of the Agreements, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifications of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss this information and Voyageur’s intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by Voyageur, including information prepared by a third-party consultant as to each Fund’s performance relative to an appropriate benchmark as well as compared to the Fund’s appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by it, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the materials. The Trustees received information from Voyageur regarding other benefits derived from its relationships with the Funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of each portfolio management team.

The Trustees observed that the Funds, except the Institutional Prime and Institutional Tax-Free Funds, ranked in the fifth quintile of their peer groups for the one, three and five year periods. The Institutional Prime Fund ranked in the second quintile of its peer group and peer universe for the same time periods. The Board also noted that the Funds’ expense comparisons ranged from the third quintile (Institutional Prime Fund) to the fifth quintile (Prime and Tax-Free Funds) in their peer groups. In considering the quality of the services performed for each Fund by Voyageur, the Trustees discussed the strong research capabilities and fundamental analysis performed by the firm and also considered the extensive portfolio management experience of Voyageur staff, the compliance structure and systems established by Voyageur and the financial viability of Voyageur. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair in light of the nature and quality of services provided under all of the circumstances, and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the continuation of the Agreements for the Funds. In arriving at their decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/08-3/31/09	Annualized Expense Ratio During Period 10/1/08-3/31/09
Prime Money Market Fund

RBC Institutional Class 1	$1,000.00	$1,006.60	$4.20	0.84%
RBC Institutional Class 2(a)	1,000.00	1,004.53	1.19	0.33%
RBC Investor Class(a)	1,000.00	1,002.52	3.92	1.09%
RBC Reserve Class(a)	1,000.00	1,002.95	3.38	0.94%
RBC Select Class(a)	1,000.00	1,003.17	3.02	0.84%

U.S. Government Money Market Fund

RBC Institutional Class 1	1,000.00	1,005.70	3.35	0.67%
RBC Institutional Class 2(a)	1,000.00	1,003.89	1.11	0.31%
RBC Investor Class(a)	1,000.00	1,002.09	3.38	0.94%
RBC Reserve Class(a)	1,000.00	1,002.38	3.13	0.87%
RBC Select Class(a)	1,000.00	1,002.59	2.87	0.80%

Tax-Free Money Market Fund

RBC Institutional Class 1	1,000.00	1,005.10	3.95	0.79%
RBC Institutional Class 2(a)	1,000.00	1,003.45	1.15	0.32%
RBC Investor Class(a)	1,000.00	1,002.09	3.09	0.86%
RBC Reserve Class(a)	1,000.00	1,002.16	2.91	0.81%
RBC Select Class(a)	1,000.00	1,002.45	2.55	0.71%

Institutional Prime Money Market Fund	1,000.00	1,006.20	1.70	0.34%

Institutional Tax-Free Money Market Fund	1,000.00	1,004.80	1.80	0.36%

(a)	For the period from November 21, 2008 (commencement of operations) to March 31, 2009.

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/08-3/31/09	Annualized Expense Ratio During Period 10/1/08-3/31/09
Prime Money Market Fund

RBC Institutional Class 1	$1,000.00	$1,020.74	$4.23	0.84%
RBC Institutional Class 2(a)	1,000.00	1,016.76	1.19	0.33%
RBC Investor Class(a)	1,000.00	1,014.03	3.94	1.09%
RBC Reserve Class(a)	1,000.00	1,014.57	3.40	0.94%
RBC Select Class(a)	1,000.00	1,014.93	3.04	0.84%

U.S. Government Money Market Fund

RBC Institutional Class 1	1,000.00	1,021.59	3.38	0.67%
RBC Institutional Class 2(a)	1,000.00	1,016.83	1.12	0.31%
RBC Investor Class(a)	1,000.00	1,014.57	3.40	0.94%
RBC Reserve Class(a)	1,000.00	1,014.82	3.15	0.87%
RBC Select Class(a)	1,000.00	1,015.07	2.89	0.80%

Tax-Free Money Market Fund

RBC Institutional Class 1	1,000.00	1,020.99	3.98	0.79%
RBC Institutional Class 2(a)	1,000.00	1,016.80	1.16	0.32%
RBC Investor Class(a)	1,000.00	1,014.86	3.11	0.86%
RBC Reserve Class(a)	1,000.00	1,015.04	2.93	0.81%
RBC Select Class(a)	1,000.00	1,015.40	2.57	0.71%

Institutional Prime Money Market Fund	1,000.00	1,023.24	1.72	0.34%

Institutional Tax-Free Money Market Fund	1,000.00	1,023.14	1.82	0.36%

(a)	For the period from November 21, 2008 (commencement of operations) to March 31, 2009.

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

Tamarack Funds

P.O. Box 219757

Kansas City, MO 64121-9757

800-422-2766

www.voyageur.net

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2009.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Voyageur Asset Management Inc. serves as investment adviser for the Tamarack Funds. Tamarack Funds are distributed by Tamarack Distributors Inc.

The Tamarack Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

TF-MM SAR 03-09

Voyageur Asset Management Inc.

Tamarack Funds

SEMI-ANNUAL REPORT

March 31, 2009

Quality Fixed Income Fund

Tax-Free Income Fund

	.
	Tamarack Funds
About Your Semi-Annual Report

This semi-annual report includes detailed information about your Fund including financial statements, performance, and a complete list of holdings.

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. Fixed income funds are benchmarked against various Barclays Capital Bond Indices, which show only the performance of the underlying fixed income securities, rather than of a comparable fund that would be available to an individual investor.

We hope the financial information presented will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.voyageur.net; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.voyageur.net; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

	Letter from the CIO of Fixed Income	1
	Fixed Income Portfolio Managers	3
	Performance Summary	4
	Fund Statistics:
	Quality Fixed Income Fund	6
	Tax-Free Income Fund	7
	Schedules of Portfolio Investments	8
	Financial Statements
	- Statements of Assets and Liabilities	17
	- Statements of Operations	19
	- Statements of Changes in Net Assets	20
	Financial Highlights	21
	Notes to Financial Statements	23
	Share Class Information	30
	Supplemental Information	31
	Renewal of Investment Advisory Fees	32

LETTER FROM THE CIO OF FIXED INCOME

The fixed income market has gradually reopened for business over the past several quarters. While the economy continued to contract at a record pace over the past two quarters, credit availability, as reflected in corporate bond new issue volumes, has certainly improved during this period. Government intervention and the introduction of important new guarantee programs have improved market sentiment. While the current economic environment is clearly daunting, we believe that preliminary signs of a consolidation or bottoming to the market volatility that has roiled the fixed income markets for much of the past two years are increasingly evident. More recently, credit spreads and risk premiums across all market sectors have been narrowing and trading flows are improving. There are extremely good long-term values to be had in nearly every sector of the fixed income market. Income or yield, in stark contrast to the past several years, will increasingly become the key differentiator of relative performance as we move ahead through 2009. That said, new risks will certainly emerge as the economy attempts to gain more permanent footing. Increasing default rates and the eventual pull back of government stimulus are two important areas of concern. The massive amounts of fiscal stimulus being put into the market will have a larger impact on the economy in 2010 and beyond as much of the stimulus will be distributed in future years. We are increasingly concerned with the interconnectedness of the Federal Reserve and the U.S. Treasury. While the combined effects of monetary and fiscal stimulus may have suited the cultural and political will of the day, the Federal Reserve will need to prepare for inevitable inflationary pressures that will present themselves. Pulling back that stimulus will be extremely difficult. Future successes in the fixed income markets will equally be determined by carefully managing these new risks in light of the generational investment opportunities currently available in the marketplace

From an economic perspective, the major growth impediments remain the same: housing, consumers’ secular swing from debt-financed consumption toward saving, and stress in the financial system. The jobs situation will likely continue to worsen in upcoming quarters, further dampening prospects for a quick turnaround in the second half of 2009. While pending home sales, construction and manufacturing have recently exceeded lowered expectations, we continue to believe the key to a sustainable recovery is a real bottoming in the housing and labor markets. The fact remains that new and existing home inventories remain near record levels relative to demand – despite high affordability indices. Wealth destruction continues as equity and housing values have collapsed over the past six months. Consequently, personal savings rates (4.2% in February) skyrocketed as families repaired their balance sheets. In the fourth quarter net non-financial sector (ex-government) borrowing fell for the first time ever year-over-year. Household debt alone fell 2.0%. The consumer shift from debt-fueled consumption to thrift greatly contributes to the downward economic trajectory. Durable goods orders continued falling during the first quarter. Manufacturing capacity utilization rates are at post-war lows. The high durables inventory/sales ratio suggests further production cuts. These developments influence employment. An 8+% unemployment rate is widely expected to reach 10% by year-end. None of this bodes well for bank loan performance. Commercial real estate appears the next big challenge to bank loan quality. On a positive note, there may be early signs of recovery. Core retail sales (ex-building materials, vehicles, and gasoline) rose in January and February. March’s 20%+ recovery in the Dow Jones Industrial Average was the quickest (13

1

LETTER FROM THE CIO OF FIXED INCOME

trading days) since 1938. The Mortgage Application Index increased 58% since late January, and with 78% of those applications being refinancings, those borrowers’ net cash flow situation should improve. Consumers will likely also benefit from higher tax refunds as the IRS reports the average paid is up 9% versus this time last year. That said, the economy and our markets remain at risk to further volatility as we determine whether the fixed income markets have correctly called a bottom in economic activity

Looking ahead, while the Federal Reserve and the U.S. Treasury have successfully employed multiple strategies to avoid a collapse of the U.S. financial system, we are highly skeptical of the use of low interest rates and leverage (PPIP and TALF) to permanently solve the current economic and financial crisis. Excess capacity needs to be driven out of the economy. The current slowdown has been impacted by too many goods chasing the marginal dollar of consumption. Until we can get supply more in balance with normalized demand, the economy will continue to stumble along. Interest rates will likely remain volatile within a relatively well defined range for each maturity for the foreseeable future. We do not expect the Federal Reserve to alter monetary policy in 2009. Treasury supply driven concerns will be offset by the reality of Federal Reserve’s quantitative easing program. Mortgage rates will remain stable and will continue to benefit from government support. Agency debentures and TLGP guaranteed corporate debt should continue to perform well in upcoming quarters. Despite increasing default rates, corporate bonds exhibit some of the strongest potential returns within the fixed income market over the next year. The municipal market also provides significant opportunities. Our strategy will continue to emphasize holding existing risk positions within our funds while at the same time prudently adding quality new issues at attractive valuation levels. We believe the actions we take today will continue to sow the seeds for stable and competitive relative performance in future periods. We appreciate your continued confidence and trust.

Sincerely,

John M. Huber, CFA

Chief Investment Officer, Fixed Income

Tamarack Funds

2

FIXED INCOME PORTFOLIO MANAGERS

Voyageur Asset Management Inc. (“Voyageur”), the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the fixed income funds. Each Fund’s management team has access to Voyageur’s investment research and other money management resources.

John M. Huber, CFA

Senior Managing Director, Chief Investment Officer — Fixed Income

John Huber directs Voyageur’s fixed income group. John joined Voyageur in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach is an active member of the Credit Team and serves as primary portfolio manager for the Tax-Free Income Fund. He has extensive experience working with taxable and tax-exempt municipal fixed income securities. Prior to his experience at Voyageur, Raye was employed at First Bank where he managed the municipal and money market trust funds. Raye also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank’s investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and joined Voyageur in 1983. He received a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder and member of the CFA Society of Minnesota.

3

PERFORMANCE SUMMARY
Average Annual Total Returns as of March 31, 2009 (Unaudited)
Tamarack Quality Fixed Income Fund (a)
		1 Year	3 Year	5 Year	Since Inception (b)	Net Expense Ratio*(1)(2)	Gross Expense Ratio*(1)(2)
Class A
- Including
Maximum Sales
Charge of 3.75%		(12.41)%	(1.65)%	(0.47)%	2.62%
- At Net Asset Value		(9.01)%	(0.38)%	0.30%	3.02%	0.93%	1.57%
Class I		(8.69)%	(0.13)%	0.55%	3.27%	0.68%	1.32%
Class R (c)		(9.19)%	(0.60)%	0.06%	2.77%	1.18%	1.82%
Class S (d)		(8.69)%	(0.13)%	0.55%	3.27%	0.68%	1.32%
Barclays Capital U.S.
Aggregate Bond
Index**		3.13%	5.78%	4.13%	5.71%
Tamarack Tax-Free Income Fund (e)
	1 Year	3 Year	5 Year	10 Year	Since Inception (f)	Net Expense Ratio*(1)(2)	Gross Expense Ratio*(1)(2)
Class A (g)
- Including
Maximum Sales
Charge of 3.75%	(3.61)%	1.17%	1.03%	2.97%	5.74%
- At Net Asset Value	0.18%	2.48%	1.81%	3.37%	5.88%	0.99%	2.23%
Class C (g)
- Including
Contingent
Deferred Sales
Charge of 1.00%	(1.54)%	1.74%	1.07%	2.61%	5.10%
- At Net Asset Value	(0.58)%	1.74%	1.07%	2.61%	5.10%	1.74%	2.98%
Class S	0.42%	2.73%	2.06%	3.62%	6.14%	0.74%	1.98%
Barclays Capital
Municipal 3-15 Year
Blend Index**	4.81%	4.74%	3.74%	4.84%	5.14%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to most recent month-end go to www.voyageur.net.

Current and future portfolio holdings are subject to change at any time, and are subject to various risks such as interest rate risk and issuer/credit risk, as further described in the prospectus.

4

PERFORMANCE SUMMARY
(1). The Fund expenses reflect the most recent fiscal year-end (September 30, 2008).
(2). The Adviser has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2010.
*The expense ratios are from the Funds’ prospectus dated January 28, 2009. Additional information pertaining to the Funds’ expense ratios as of March 31, 2009 can be found in the financial highlights.

**Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly into indices.

(a)The performance in the table for the period from May 10,1999 to April 19, 2004 reflects the performance of RBC Quality Income Fund, the predecessor to the Tamarack Quality Fixed Income Fund.
(b)The inception date (commencement of operations) of the Fund is May 10, 1999. The performance of Barclays Capital U.S. Aggregate Bond Index since inception is calculated from April 30, 1999.

(c)The inception date for Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class R Shares, as applicable (and where applicable, the maximum sales charge of Class R Shares).

(d)The inception date for Class S Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S Shares.

(e)The performance for the period from February 22, 1980 to April 19, 2004 reflects the performance of D.L. Babson Tax-Free Income Fund, the predecessor to Tamarack Tax-Free Income Fund.

(f) The since inception date (commencement of operations) of the Fund is February 22, 1980. The performance of the Barclays Capital Municipal 3-15 Year Blend Index since inception is calculated from July1, 1993.

(g)The inception date for Class A and Class C Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A and Class C , as applicable (and where applicable, the maximum sales charges of the Class A and Class C Shares).

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. Dollar denominated government, investment grade corporate, mortgage-backed and asset-backed securities.
The Barclays Capital Municipal 3-15 Year Blend Index is an unmanaged index of investment grade municipal bonds with maturities of 2-17 years.

5

	FUND STATISTICS (UNAUDITED)
	Tamarack Quality Fixed Income Fund
Investment Objective	Current income and capital appreciation
Benchmark	Barclays Capital U.S. Aggregate Bond Index .
Asset Allocation (as of 3/31/09) (% of fund’s investments)
Top Ten Holdings (as of 3/31/09) (% of fund’s net assets)	Fannie Mae TBA, 4.50%, 4/15/39	6.86%	Fannie Mae, Series 1997-M9, Class C,6.52%, 7/25/16	2.14%
	Fannie Mae, Pool #986937, 5.50%, 9/1/38	5.17%	Countrywide Alternative Loan Trust, Series 2005-J4, Class 1A5, 4.97%, 7/25/35	1.86%
	Fannie Mae, Pool #AA3409, 5.00%, 3/1/39	3.63%	WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	1.81%
	Fannie Mae, 3.88%, 7/12/13	2.58%	Fannie Mae, Pool #254764, 5.50%, 6/1/23	1.71%
	Fannie Mae, Pool #961560, 6.00%,2/1/38	2.22%
	Fannie Mae, Pool #796610, 5.50%, 10/1/34	2.18%
	*A listing of all portfolio holdings can be found on page 8.
Growth of $10,000 Initial Investment Since Inception

The graph reflects an initial investment of $10,000 since inception of 5/10/1999 and is based on Class S shares. The performance of the Fund for the period from May 10, 1999 to April 19, 2004 reflects the performance of RBC Quality Income Fund, the predecessor to Tamarack Quality Fixed Income Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

6

FUND STATISTICS (UNAUDITED)
Tamarack Tax-Free Income Fund
Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards.				Investment Objective
Barclays Capital Municipal 3-15 Year Bond Index.				Benchmark
				Asset Allocation (as of 3/31/09) (% of fund’s investments)
Massachusetts Health & Educational Facilities Authority Revenue, Series C, 5.75%, 7/1/12	6.81%	City of Seattle Refunding Revenue, 5.63%, 12/1/16	3.36%	Top Ten Holdings (as of 3/31/09) (% of fund’s net assets)
University of Texas Refunding Revenue, Series B, 5.25%, 8/15/19	3.71%	McClain County Economic Development Authority Revenue, 5.00%, 9/1/11	3.35%
City of Santa Rosa Refunding Revenue, Series B, 6.00%, 9/1/15	3.63%	Indiana Bond Bank Refunding Revenue, Series A, 5.00%, 8/1/16	3.32%
Minnesota Higher Education Facilities Authority Revenue, Bethel University Project, Series 6R, 5.50%, 5/1/22	3.51%	Arkansas River Power Authority Revenue, 5.00%, 10/1/14	3.28%
Florida State Board of Education, GO, Series J, 5.00%, 6/1/19	3.37%	Putnam County Development Authority, Refunding Revenue, 5.35%, 3/15/42	3.22%
*A listing of all portfolio holdings can be found on page 15.
				Growth of $10,000 Initial Investment Over Ten Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 1999 to April 19, 2004 reflects the performance of D.L Babson Tax-Free Income Fund, the predecessor to Tamarack Tax-Free Income Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

March 31, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 5.61%
California — 0.95%
$355,000	Los Angeles Community Redevelopment Agency Tax Allocation, Series B, OID, 5.90%, 9/1/35, (Credit Support: RADIAN), Callable 9/1/15 @ 100	$232,521
135,000	San Diego Metropolitan Transportation Development Board Revenue, Series A, 3.86%, 12/1/09, (Credit Support: MBIA-RE)	136,238

		368,759

Illinois — 1.35%
425,000	Bensenville GO, Series E, 4.65%, 12/1/11, Callable 5/14/09 @ 100	394,587
165,000	Village of Riverdale GO, 9.62%, 1/1/27	128,992

		523,579

Michigan — 0.29%
160,000	Township of Buena Vista GO, 8.00%, 4/1/32, Callable 4/1/18 @ 100	112,914

Missouri — 0.62%
270,000	Missouri Development Finance Board Revenue, Series A, OID, 6.00%, 3/1/24, Callable 3/1/16 @ 100	240,214

Nebraska — 1.16%
320,000	Saunders County School District No. 107 GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100	268,960
200,000	Saunders County School District No. 72 GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100	181,674

		450,634

North Carolina — 0.36%
155,000	North Carolina Housing Finance Agency Revenue, Series A, 3.70%, 7/1/31, (Credit Support: FSA), Callable 7/1/12 @ 100(a)	140,574

Texas — 0.88%
390,000	San Antonio Convention Hotel Finance Corp. Revenue, Series B, 5.10%, 7/15/20, (Credit Support: AMBAC)	338,563

Total Municipal Bonds (Cost $2,531,513)		2,175,237

Asset Backed Securities — 6.40%
Banking & Financial Services — 6.40%
367,000	Asset Backed Securities Corp. Home Equity Series 2004-HE8, Class M1 1.22%, 12/25/34, Callable 12/25/09 @ 100(a)	195,772

Principal Amount		Value
$105,298	Bayview Financial Acquisition Trust Series 2005-D, Class AF2 5.40%, 12/28/35(a)	$92,185
335,486	Countrywide Asset-Backed Certificates, Series 2007-A1, Class 2A1, 0.81%, 5/25/47, Callable 3/25/25 @ 100(a)(c)	172,461
163,100	Countrywide Home Equity Loan Trust, Series 2002-G, Class A, 0.93%, 12/15/28(a)	123,681
87,657	Countrywide Home Equity Loan Trust, Series 2002-H, Class A, 0.96%, 1/15/29(a)	60,684
72,669	Countrywide Home Equity Loan Trust, Series 2003-BA, Class A 0.87%, 4/15/29(a)	34,182
267,871	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, 0.83%, 5/15/29(a)	149,278
169,925	Countrywide Home Equity Loan Trust, Series 2003-D, Class A, 0.82%, 6/15/29(a)	93,978
179,096	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, 0.78%, 4/15/30(a)	85,790
111,933	Countrywide Home Equity Loan Trust, Series 2004-E, Class 2A, 0.82%, 6/15/29, Callable 4/15/09 @ 100(a)	53,435
185,027	Countrywide Home Equity Loan Trust, Series 2004-F, Class 2A, 0.82%, 5/15/34(a)	80,614
88,691	Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 0.85%, 2/15/34, Callable 11/15/09 @ 100(a)	35,947
27,526	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, 0.86%, 2/15/34(a)	10,320
41,225	Countrywide Home Equity Loan Trust, Series 2004-T, Class 2A, 0.80%, 1/15/30(a)	20,192
554,615	Countrywide Home Equity Loan Trust, Series 2005-D, Class 2A 0.75%, 11/15/35(a)	304,391
39,463	First Horizon Asset Back Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	35,355
360,000	Flagstar Home Equity Loan Trust, Series 2007-1A, Class AF2 (STEP), 5.77%, 1/25/35(b)	236,089
230,000	GSAA Home Equity Trust, Series 2004-10, Class AF3 4.88%, 8/25/34(a)	207,211
228,501	Master Asset Backed Securities Trust Series 2006-WMC1, Class A2 0.63%, 2/25/36(a)	218,859

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$1,554	New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 (STEP), 7.20%, 10/25/28, Callable 4/25/09 @ 100	$1,549
217,356	Structured Asset Securities Corp., Series 2007-RM1, Class A1, 0.80%, 5/25/47(a)(b)	123,519
173,818	WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A1, 0.63%, 4/25/37(a)	144,166

Total Asset Backed Securities (Cost $2,809,967)		2,479,658

Collateralized Mortgage Obligations — 20.72%
Banking & Financial Services — 20.72%
339,965	ABN AMRO Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/33, Callable 6/25/18 @ 100	299,701
157,116	Banc of America Funding Corp., Series 2005-D, Class B1, 4.11%, 5/25/35, Callable 9/25/28 @ 100(a)	61,961
156,660	Banc of America Funding Corp., Series 2007-4, Class SB2, 5.42%, 11/25/34, Callable 9/25/34 @ 100(a)	53,708
135,084	Banc of America Funding Corp., Series 2007-4, Class SB3, 5.42%, 11/25/34, Callable 9/25/34 @ 100(a)	37,309
149,987	Banc of America Mortgage Securities, Inc., Series 2003-J, Class B2, 5.10%, 11/25/33, Callable 11/25/10 @ 100(a)	41,478
188,191	Banc of America Mortgage Securities, Inc., Series 2004-D, Class B1, 4.21%, 5/25/34, Callable 7/25/12 @ 100(a)	111,437
464,450	Banc of America Mortgage Securities, Inc., Series 2004-F, Class 2A7, 4.15%, 7/25/34(a)	457,124
406,868	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.43%, 2/25/36, Callable 1/25/20 @ 100(a)	246,354
411,380	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 3A2, 4.95%, 2/25/34, Callable 12/25/18 @ 100(a)	349,455
70,182	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35, Callable 10/25/20 @ 100(a)	43,439
358,957	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1 7.00%, 8/25/34, Callable 5/25/12 @ 100	256,205
328,880	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A1, 5.50%, 1/25/36	287,399
814,061	Countrywide Alternative Loan Trust, Series 2005-J4, Class 1A5 (STEP), 4.97%, 7/25/35, Callable 5/25/18 @ 100	721,611

Principal Amount		Value
$284,190	Countrywide Alternative Loan Trust, Series 2007-16CB, Class 3A1, 6.75%, 8/25/37, Callable 10/25/30 @ 100	$160,212
192,263	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-21, Class B2, 4.77%, 5/25/33, Callable 4/25/09 @ 100(a)	38,570
125,751	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	112,709
287,718	First Horizon Asset Securities, Inc., Series 2004-AR1, Class B2, 4.39%, 2/25/34, Callable 12/25/11 @ 100(a)(d)	83,167
480,000	Homebanc Mortgage Trust, Series 2006-1, Class 3A2, 5.87%, 4/25/37, Callable 4/25/24 @ 100(a)(d)	262,130
205,313	JPMorgan Mortgage Trust, Series 2004-A4, Class 2A2, 4.62%, 9/25/34, Callable 4/25/17 @ 100(a)	168,265
487,974	Master Alternative Loans Trust, Series 2005-2, Class 3A1 6.00%, 3/25/35, Callable 5/25/24 @ 100	372,290
577,673	Master Asset Securitization Trust, Series 2003-12, Class 6A1, 5.00%, 12/25/33, Callable 5/25/21 @ 100	509,255
680,003	Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 2A1, 4.50%, 12/25/34, Callable 9/25/16 @ 100(a)	495,155
439,368	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class M1 4.87%, 6/25/35, Callable 4/25/22 @ 100(a)	120,354
411	Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 5.43%, 2/25/34, Callable 12/25/14 @ 100(a)	249
414,527	Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.00%, 10/25/37, Callable 4/25/37 @ 100	224,314
132,335	Residential Accredit Loans, Inc., Series 2004-QS4, Class A1 4.35%, 3/25/34, Callable 11/25/21 @ 100	117,001
363,281	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3 7.00%, 2/25/32, Callable 6/25/27 @ 100	313,784
104,815	Sequoia Mortgage Trust, Series 2003-4, Class 1B2, 3.47%, 7/20/33, Callable 4/20/09 @ 100(a)(d)	25,316
199,722	Sequoia Mortgage Trust, Series 2003-4, Class 2B4, 1.55%, 7/20/33, Callable 11/20/09 @ 100(a)	56,359

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$27,062	Structured Asset Securities Corp., Series 2002-11A, Class 2A1, 5.48%, 6/25/32, Callable 4/25/09 @ 100(a)	$19,638
405,614	Structured Asset Securities Corp., Series 2003-30, Class 1A1, 5.50%, 10/25/33, Callable 6/25/26 @ 100	360,110
275,280	SunTrust Acquisition Closed-end Seconds Trust, Series 2007-1, Class A, 0.84%, 4/25/37, Callable 10/25/12 @ 100(a)	120,423
126,071	Vendee Mortgage Trust, Series 1992-1, Class 2Z, 7.75%, 5/15/22, Callable 10/15/18 @ 100	134,011
738,195	WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 7/25/28 @ 100	702,440
239,027	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class B2, 4.26%, 1/25/35, Callable 12/25/19 @ 100(a)(d)	28,834
328,496	WaMu Mortgage Pass-Through Certificates, Series 2004-AR7, Class B1, 3.94%, 7/25/34, Callable 7/25/19 @ 100(a)	177,174
389,612	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	286,699
335,530	Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class B1, 4.25%, 9/25/34, Callable 4/25/15 @ 100(a)	162,220
111,295	Wells Fargo Mortgage Backed Securities Trust, Series 2006-20, Class B4, 5.50%, 12/25/21, Callable 5/25/14 @ 100	8,636

Total Collateralized Mortgage Obligations (Cost $11,508,766)		8,026,496

Corporate Bonds — 25.45%
Aerospace & Defense — 0.36%
145,000	L-3 Communications Corp., 6.13%, 7/15/13, Callable 5/14/09 @ 103	139,200

Agriculture — 0.75%
290,000	Archer-Daniels-Midland Co., 5.45%, 3/15/18	290,194

Apparel — 0.39%
156,000	Phillips-Van Heusen, 7.25%, 2/15/11, Callable 5/14/09 @ 102	150,150

Banks — 3.54%
213,000	Barclays Bank PLC, 6.28%, 12/15/34, Callable 12/15/34 @ 100(a)(d)	69,747
200,000	BB&T Capital Trust IV, 6.82%, 6/12/48, Callable 6/12/37 @ 100(a)	84,642
171,000	CBA Capital Trust I, 5.81%, 6/30/15, Callable 6/30/15 @ 100(b)	99,514

Principal Amount		Value
$164,000	Chase Capital II, 1.67%, 2/1/27, Callable 5/14/09 @ 100(a)	$65,053
136,000	Chase Capital III, 1.81%, 3/1/27, Callable 5/14/09 @ 100(a)	54,000
179,000	Frost National Bank, 6.88%, 8/1/11	172,446
382,000	Nationsbank Capital Trust III, 1.64%, 1/15/27, Callable 5/14/09 @ 100(a)	129,637
225,000	Northgroup Preferred Capital Corp. 6.38%, 12/29/49, Callable 10/15/17 @ 100(a)(b)	76,770
250,000	People’s United Bank, 9.88%, 11/15/10	242,171
235,000	Rabobank Capital Funding II, 5.26%, 12/31/13, Callable 12/31/13 @ 100(a)(b)	105,750
222,000	Regions Financing Trust II, 6.63%, 5/15/47, Callable 5/15/27 @ 100(a)	80,414
374,000	Wachovia Capital Trust II 1.59%, 1/15/27, Callable 5/14/09 @ 100(a)	189,531

		1,369,675

Building Materials — 0.21%
110,000	Texas Industries, Inc., 7.25%, 7/15/13, Callable 7/15/09 @ 104	83,050

Chemicals — 0.94%
148,000	Methanex Corp. 8.75%, 8/15/12(d)	138,698
160,000	Mosaic Co. (The) 7.63%, 12/1/16, Callable 12/1/11 @ 104(b)	156,800
76,000	Valspar Corp. 5.63%, 5/1/12	70,491

		365,989

Coal — 0.27%
114,000	Arch Western Finance LLC 6.75%, 7/1/13, Callable 5/14/09 @ 103	104,310

Commercial Services — 0.47%
152,000	Equifax, Inc. 6.30%, 7/1/17	120,470
72,000	Service Corp. International 6.75%, 4/1/15	63,360

		183,830

Consumer Cyclical — 0.52%
207,000	CVS Caremark Corp. 5.75%, 6/1/17	201,858

Diversified Financial Services — 3.05%
286,000	Citigroup Capital XXI 8.30%, 12/21/37, Callable 12/21/37 @ 100(a)	137,708
475,000	Fort Knox Military Housing Privatization Project 0.90%, 2/15/49, (Credit Support: AMBAC)(a)(c)(d)	271,264
180,000	General Electric Capital Corp. 6.88%, 1/10/39	146,806
268,000	General Electric Capital Corp., 6.00%, 6/15/12	264,228
112,000	Morgan Stanley, 1.70%, 1/9/14(a)	83,055

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$41,300	Pemex Finance Ltd., 9.69%, 8/15/09, (Credit Support: MBIA )(d)	$41,515
110,000	Sovereign Bancorp, Inc. 4.90%, 9/23/10	103,467
250,000	Travelers Cos., Inc. (The) 6.25%, 3/15/37, Callable 3/15/17 @ 100(a)	132,665

		1,180,708

Electric — 1.07%
242,000	Energy East Corp., 6.75%, 7/15/36	163,611
154,000	Potomac Electric Power Co., 6.50%, 11/15/37	146,891
203,000	Puget Sound Energy, Inc., 6.97%, 6/1/49, Callable 6/1/17 @ 100(a)	105,560

		416,062

Engineering & Construction — 0.36%
176,000	Dycom Industries, Inc., 8.13%, 10/15/15, Callable 10/15/10 @ 104	139,040

Food — 0.22%
90,000	Corn Products International, Inc., 6.00%, 4/15/17	84,590

Government - Other — 0.23%
82,085	New Valley Generation III, 4.69%, 1/15/22	90,150

Healthcare - Services — 0.44%
176,000	Laboratory Corp. of America Holdings, 5.50%, 2/1/13	169,241

Insurance — 3.24%
300,000	Americo Life, Inc., 7.88%, 5/1/13(b)	195,001
375,000	ING Capital Funding Trust III, 8.44%, 12/31/10, Callable 12/31/10 @ 100(a)	109,369
225,000	MetLife, Inc., 6.40%, 12/15/36, Callable 12/15/31 @ 100	94,500
247,000	Navigators Group, Inc., 7.00%, 5/1/16	165,842
255,000	NLV Financial Corp., 7.50%, 8/15/33(b)	205,579
199,000	OneAmerica Financial Partners, Inc., 7.00%, 10/15/33(b)	167,187
225,000	Selective Insurance Group, 6.70%, 11/1/35	181,161
197,000	Willis North America, Inc., 6.20%, 3/28/17	138,082

		1,256,721

Iron/Steel — 0.63%
199,000	Nucor Corp. 5.75%, 12/1/17	199,117
60,000	Steel Dynamics, Inc., 7.38%, 11/1/12	46,800

		245,917

Machinery-Diversified — 1.42%
190,000	Joy Global, Inc., 6.00%, 11/15/16	159,015

Principal Amount		Value
$195,000	Rockwell Automation, Inc., 5.65%, 12/1/17	$198,456
202,000	Westinghouse Air Brake 6.88%, 7/31/13	191,900

		549,371

Media — 1.25%
242,000	Comcast Cable Holdings LLC, 9.80%, 2/1/12	259,407
255,000	News America Holdings, Inc., 7.70%, 10/30/25	223,521

		482,928

Metal Fabricate/Hardware — 0.17%
70,000	Valmont Industries, Inc., 6.88%, 5/1/14, Callable 5/1/09 @ 103	64,400

Office Furnishings — 0.51%
198,000	Steelcase, Inc., 6.50%, 8/15/11	196,118

Pharmaceuticals — 0.75%
178,000	GlaxoSmithKline Capital, Inc. 5.65%, 5/15/18	182,576
131,000	NBTY, Inc., 7.13%, 10/1/15, Callable 10/1/10 @ 104	106,765

		289,341

Pipelines — 1.08%
198,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	167,763
130,000	Sonat, Inc., 7.63%, 7/15/11	125,589
150,000	Trans-Canada Pipelines Ltd., 6.20%, 10/15/37	127,022

		420,374

REITS — 0.27%
126,000	Duke Realty LP, 5.63%, 8/15/11	105,858

Software — 0.69%
272,000	Fiserv, Inc., 6.13%, 11/20/12	269,102

Telecommunication Services — 0.95%
176,000	AT&T, Inc., 6.40%, 5/15/38	156,589
184,000	Verizon Communications, Inc., 8.75%, 11/1/18	210,529

		367,118

Transportation — 1.12%
182,000	CSX Corp., 6.75%, 3/15/11	183,163
125,000	Navios Maritime Holdings, Inc., 9.50%, 12/15/14, Callable 12/15/10 @ 105	71,250
174,000	Union Pacific Corp., 6.13%, 1/15/12	180,596

		435,009

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
Utilities — 0.55%
$215,000	Alabama Power Co. 6.00%, 3/1/39	$211,465

Total Corporate Bonds (Cost $13,008,300)		9,861,769

Preferred Term Securities — 0.08%
125,000	Preferred Term Securities XIV, Inc., 0.76%, 6/24/34(c)(d)	6,500
150,000	Preferred Term Securities XIX, Inc., 0.57%, 12/22/35(c)(d)	2,220
125,000	Preferred Term Securities XVI, Inc., 0.40%, 3/23/35(c)(d)	625
175,000	Preferred Term Securities XVIII, Inc., 0.63%, 6/24/34(c)(d)	6,020
150,000	Preferred Term Securities XXIV, Inc., 0.02%, 9/25/35(c)(d)	4,950
250,000	Preferred Term Securities XXV, Inc., 0.03%, 6/22/37(c)(d)	6,200
150,000	Preferred Term Securities XXVI, Inc., 0.03%, 9/22/37(c)(d)	3,015

Total Preferred Term Securities (Cost $996,193)		29,530

U.S. Government Agency Backed Mortgages — 40.21%
Fannie Mae — 33.49%
2,600,000	(TBA), 4.50%, 4/15/39	2,656,875
8,197	Pool #124425, 9.25%, 10/1/20	9,030
635,449	Pool #254764, 5.50%, 6/1/23	663,785
384	Pool #519217, 7.00%, 2/1/30	414
238	Pool #529175, 7.00%, 2/1/30	258
17,053	Pool #626582, 5.50%, 3/1/17	17,904
97,458	Pool #635169, 5.00%, 8/1/17	101,943
33,610	Pool #644943, 5.50%, 5/1/17	35,287
292,954	Pool #740447, 4.50%, 9/1/18	302,850
813,135	Pool #796610, 5.50%, 10/1/34	846,486
30,660	Pool #898644, 6.50%, 1/1/37	32,335
21,275	Pool #898682, 6.50%, 2/1/37	22,437
23,515	Pool #898684, 6.50%, 2/1/37	24,799
73,237	Pool #907600, 6.50%, 12/1/36	77,242
248,561	Pool #913327, 6.50%, 4/1/22	260,647
24,470	Pool #916843, 6.50%, 4/1/37	25,807
84,120	Pool #922123, 6.50%, 4/1/37	88,714
366,462	Pool #933554, 6.00%, 3/1/38	383,142
181,613	Pool #936193, 6.50%, 5/1/37	191,533
272,413	Pool #960143, 6.00%, 11/1/37	284,840
822,609	Pool #961560, 6.00%, 2/1/38	860,135
1,927,045	Pool #986937, 5.50%, 9/1/38	2,002,061
463,391	Pool #987036, 6.00%, 8/1/38	484,529
329,379	Pool #991101, 5.00%, 12/1/38	340,245
1,362,273	Pool #AA3409 5.00%, 3/1/39	1,407,215

Principal Amount		Value
$6,429	Series 1988-16, Class B, 9.50%, 6/25/18	$7,203
770,000	Series 1997-M9, Class C, 6.52%, 7/25/16	830,935
127,451	Series 2002-W11, Class AF5 (STEP), 5.48%, 11/25/32, Callable 5/25/09 @ 100	127,308
505,000	Series 2004-32, Class AY, 4.00%, 5/25/19	518,776
405,000	Series 2005-W2, Class A8, 5.41%, 5/25/35, Callable 6/25/20 @ 100	370,224

		12,974,959

Freddie Mac — 2.65%
9,728	Pool #170170, 9.00%, 6/1/16	10,648
359,972	Pool #1B2721, 4.38%, 1/1/35(a)	367,303
7,122	Pool #306588, 8.00%, 10/1/18	7,557
478,808	Pool #A70902, 6.00%, 1/1/38	501,126
37,586	Pool #C00921, 7.50%, 2/1/30	40,752
8,732	Pool #G10625, 8.00%, 1/1/12	9,197
85,133	Series 2178-PB, 7.00%, 8/15/29, Callable 2/15/12 @ 100	91,169

		1,027,752

Ginnie Mae — 4.07%
30,437	Pool #003132, 6.00%, 9/20/31	31,906
79,233	Pool #003296, 6.00%, 10/20/32	82,979
736	Pool #152589, 9.50%, 4/15/16	805
6,503	Pool #269020, 9.50%, 1/15/19	7,137
9,438	Pool #342206, 6.50%, 12/15/23	9,930
5,724	Pool #361064, 6.50%, 8/15/23	6,023
5,914	Pool #363767, 6.50%, 11/15/23	6,223
22,317	Pool #376510, 7.00%, 5/15/24	23,874
189,698	Pool #380866, 7.00%, 3/15/24	202,936
7,364	Pool #398964, 7.50%, 11/15/11	7,708
1,231	Pool #433258, 7.50%, 10/15/11	1,289
5,449	Pool #433263, 7.50%, 10/15/11	5,703
9,513	Pool #441009, 8.00%, 11/15/26	10,330
214,071	Pool #442164, 8.00%, 12/15/26	232,455
2,240	Pool #485682, 6.50%, 8/15/31	2,385
1,561	Pool #549180, 6.00%, 5/15/31	1,643
36,868	Pool #552381, 6.00%, 2/15/32	38,802
31,733	Pool #558945, 6.00%, 4/15/33	33,378
8,296	Pool #565982, 7.00%, 7/15/32	8,865
4,137	Pool #568184, 6.50%, 11/15/31	4,405
47,932	Pool #578345, 6.00%, 8/15/32	50,446
32,864	Pool #584369, 7.00%, 4/15/32	35,120
80,492	Pool #584486, 6.00%, 6/15/32	84,714
21,329	Pool #591571, 7.50%, 7/15/32	22,849
6,147	Pool #591581, 7.00%, 8/15/32	6,569
125,876	Pool #592154, 5.00%, 8/15/33	131,095
147,976	Pool #597857, 5.00%, 8/15/33	154,111

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$20,055	Pool #598131, 6.00%, 3/15/33	$21,094
5,207	Pool #780332, 8.00%, 11/15/09	5,239
133,489	Pool #781124, 7.00%, 12/15/29	143,370
157,280	Pool #781547, 6.00%, 1/15/33	164,951
39,183	Series 2001-58, Class B, 5.14%, 6/16/23(a)	39,630

		1,577,964

Total U.S. Government Agency Backed Mortgages (Cost $15,212,051)		15,580,675

U.S. Government Agency Obligations — 3.91%
Fannie Mae — 2.58%
935,000	3.88%, 7/12/13	997,772

Freddie Mac — 1.33%
460,000	5.00%, 7/15/14	515,879

Small Business Administration — 0.00%
421	10.05%, 4/1/09	421

Total U.S. Government Agency Obligations (Cost $1,426,006)		1,514,072

Shares		Value
Investment Company — 3.61%
1,397,762	Wells Fargo Prime Investment Money Market Fund	$1,397,762

Total Investment Company (Cost $1,397,762)		1,397,762

Total Investments (Cost $48,890,559)(e) — 105.99%		41,065,199

Liabilities in excess of other assets — (5.99)%		(2,320,873)

NET ASSETS — 100.00%		$38,744,326

(a) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009.

(b)    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)    This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $473,255 or 1.22% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2009 Carrying Value Per Unit
$335,486	Countrywide Asset-Backed Certificates Series 2007-A1 Class 2A1	7/18/2007	$327,759	$0.5141

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2009 Carrying Value Per Unit

$475,000	Fort Knox Military Housing Privatization Project	1/29/2007	$475,000	$0.5711
125,000	Preferred Term Securities XIV, Inc.	6/7/2007	95,950	0.0520
125,000	Preferred Term Securities XVI, Inc.	4/13/2007	109,695	0.0050
175,000	Preferred Term Securities XVIII, Inc.	5/14/2007	134,499	0.0344
150,000	Preferred Term Securities XXIV, Inc.	5/16/2007	142,740	0.0330
150,000	Preferred Term Securities XIX, Inc.	5/11/2007	121,868	0.0148
250,000	Preferred Term Securities XXV, Inc.	3/16/2007	246,955	0.0248
150,000	Preferred Term Securities XXVI, Inc.	6/15/2007	144,486	0.0201

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

March 31, 2009 (Unaudited)

(d)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FSA – Insured by Financial Security Assurance, Inc.

GO – General Obligation

MBIA – Insured by MBIA

OID – Original Issue Discount

RADIAN – RADIAN Group, Inc.

REIT – Real Estate Investment Trust

STEP – Step Coupon Bond

TBA – To Be Announced

See notes to financial statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Income Fund

March 31, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 96.15%
Arizona — 1.44%
$250,000	Surprise Municipal Property Corp. Revenue, 4.50%, 4/1/17, Callable 4/1/11 @ 100	$224,573

California — 3.63%
500,000	City of Santa Rosa Refunding Revenue, Series B, 6.00%, 9/1/15, (Credit Support: MBIA-RE, FGIC)	564,820

Colorado — 5.60%
500,000	Arkansas River Power Authority Revenue, 5.00%, 10/1/14, (Credit Support: XLCA)	511,315
290,000	Colorado Educational & Cultural Facilities Authority Revenue, American Academy Project, 6.25%, 12/1/18	278,211
100,000	Denver West Metropolitan District, GO, Series B, 5.70%, 12/1/17, Callable 5/1/09 @ 100	82,742

		872,268

Florida — 8.92%
500,000	County of Miami-Dade Refunding Revenue, Series A, 5.44%, 10/1/15, (Credit Support: MBIA-RE), Callable 5/1/09 @ 73(a)	363,040
500,000	Florida State Board of Education, GO, Series J, 5.00%, 6/1/19, Callable 6/1/13 @ 101	525,565
500,000	Putnam County Development Authority, Refunding Revenue, 5.35%, 3/15/42, (Credit Support: AMBAC)(b)	501,405

		1,390,010

Illinois — 12.31%
500,000	Cook County School District No. 148, Dolton, GO, Series E, 4.75%, 12/1/23, (Credit Support: FSA), Callable 12/1/18 @ 100	442,470
350,000	Illinois Finance Authority Refunding Revenue, 5.00%, 12/1/21, Callable 12/1/16 @ 100	266,634
380,000	Illinois Finance Authority Refunding Revenue, 5.13%, 4/1/19, Callable 4/1/17 @ 100	348,046
200,000	Illinois Finance Authority Refunding Revenue, Series A, 4.95%, 7/1/15, (Credit Support: GO of Participants), Callable 7/1/14 @ 101	175,824
300,000	Illinois Finance Authority Refunding Revenue, Series A, 5.05%, 7/1/17, (Credit Support: GO of Participants), Callable 7/1/14 @ 101	252,912
440,000	Markham, GO, Series B, 5.75%, 2/1/21, Callable 2/1/18 @ 100	431,829

		1,917,715

Principal Amount		Value
Indiana — 13.02%
$180,000	Boone County Redevelopment Commission Tax Allocation, Series B, 4.80%, 8/1/17, Callable 2/1/16 @ 100	$172,868
135,000	Boone County Redevelopment Commission Tax Allocation, Series B, 4.85%, 2/1/18, Callable 2/1/16 @ 100	127,603
380,000	City of Anderson Refunding Revenue, 5.00%, 10/1/19, Callable 4/1/17 @ 100	291,711
450,000	Indiana Bond Bank Refunding Revenue, Series A, 5.00%, 8/1/16, (Credit Support: FSA)	517,410
100,000	Munster Municipal Center Corp. Revenue, 4.25%, 7/15/11	104,470
445,000	Munster Municipal Center Corp. Revenue, 4.70%, 7/15/17, Callable 1/15/14 @ 100	453,366
345,000	Noblesville Multi School Building Corp. Revenue, 4.00%, 1/15/14, (Credit Support: MBIA-RE, FGIC, State Aid Withholding)	359,942

		2,027,370

Louisiana — 1.06%
150,000	State of Louisiana Refunding GO, Series B, 5.00%, 7/15/15, (Credit Support: CIFG)	165,251

Maryland — 1.86%
350,000	City of Baltimore Revenue, Series A, 5.00%, 9/1/14, (Credit Support: XLCA)	289,968

Massachusetts — 6.81%
1,000,000	Massachusetts Health & Educational Facilities Authority Revenue, Series C, 5.75%, 7/1/12, Callable 7/1/11 @ 101	1,061,370

Michigan — 1.81%
250,000	Michigan State Building Authority Revenue, Series III, Pre-Refunded, 5.38%, 10/15/16, Callable 10/15/12 @ 100	282,570

Minnesota — 3.51%
600,000	Minnesota Higher Education Facilities Authority Revenue, Bethel University Project, Series 6R, 5.50%, 5/1/22, Callable 5/1/17 @ 100	546,168

Missouri — 4.10%
250,000	Missouri Development Finance Board Revenue, Series A, 5.25%, 3/1/15	269,022
385,000	St. Louis Park Revenue, Series C, 5.50%, 7/1/23, Callable 7/1/18 @ 100	369,989

		639,011

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Income Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
Ohio — 1.45%
$225,000	State of Ohio Revenue, 4.00%, 4/1/09	$225,000

Oklahoma — 13.07%
225,000	Jay Industrial Authority Revenue, 4.75%, 9/1/10	233,116
500,000	McClain County Economic Development Authority Revenue, 5.00%, 9/1/11	521,540
380,000	Oklahoma Baptist University Authority Revenue, 5.25%, 12/1/14	358,279
300,000	Pottawatomie County Facilities Authority Revenue, 5.00%, 9/1/10	311,391
230,000	Pottawatomie County Facilities Authority Revenue, 4.75%, 9/1/13	247,791
100,000	Pottawatomie County Facilities Authority Revenue, 4.75%, 9/1/14	107,437
245,000	Tulsa Industrial Authority Revenue, 4.30%, 10/1/12	256,652

		2,036,206

Texas — 8.89%
100,000	Northeast Travis County Utility District, GO, 4.50%, 9/1/13, Callable 9/1/11 @ 100	104,961
65,000	Northeast Travis County Utility District, GO, 4.60%, 9/1/14, Callable 9/1/11 @ 100	68,095
90,000	Northeast Travis County Utility District, GO, 4.65%, 9/1/15, Callable 9/1/11 @ 100	93,854
405,000	San Leanna Educational Facilities Corp. Refunding Revenue, 5.00%, 6/1/18, Callable 6/1/17 @ 100	340,633
500,000	University of Texas Refunding Revenue, Series B, 5.25%, 8/15/19	577,390
250,000	Varner Creek Utility District GO, 5.50%, 8/15/22, Callable 8/15/18 @ 100	199,055

		1,383,988

Washington — 4.43%
55,000	Adams County Park & Recreation District No. 4, Refunding GO, 4.13%, 12/1/15	59,364

Principal Amount		Value
$100,000	Adams County Park & Recreation District No. 4, Refunding GO, 4.13%, 12/1/16	$ 107,362
500,000	City of Seattle Refunding Revenue, 5.63%, 12/1/16, Callable 12/1/10 @ 100	523,750

		690,476

Wisconsin — 4.24%
300,000	Manitowoc Refunding Revenue, 5.00%, 8/1/10	310,884
400,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, Series A, 5.00%, 2/15/17, Callable 2/15/16 @ 100	349,776

		660,660

Total Municipal Bonds (Cost $15,317,744)		14,977,424

Shares

Investment Company — 2.57%
400,211	Wells Fargo Advantage National Tax-Free Institutional Money Market Fund	400,211

Total Investment Company (Cost $400,211)		400,211

Total Investments (Cost $15,717,955)(c) — 98.72%		15,377,635

Other assets in excess of liabilities — 1.28%		198,740

NET ASSETS — 100.00%		$15,576,375

(a)	Represents effective yield to maturity on date of purchase.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2009.
(c)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

CIFG – IXIS Financial Guaranty

FGIC – Federal Guaranty Insurance Corp.

FSA – Financial Security Assurance Inc.

GO – General Obligation

MBIA – Insured by MBIA

MBIA-RE – MBIA re-insure FGIC

XLCA – XL Capital Assurance

See notes to financial statements.

16

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2009 (Unaudited)

	Tamarack Quality Fixed Income Fund	Tamarack Tax-Free Income Fund
Assets:
Investments, at value (cost $48,890,559 and $15,717,955, respectively)	$41,065,199	$15,377,635
Interest and dividends receivable	389,683	200,657
Receivable from adviser	3,991	4,438
Receivable for capital shares issued	373	—
Receivable for open maturities	7,014	—
Prepaid expenses	43,761	34,145

Total Assets	41,510,021	15,616,875

Liabilities:
Distributions payable	25,338	16,620
Payable for capital shares redeemed	72,302	4,036
Payable for investments purchased	2,612,025	—
Accrued expenses and other payables:
Administration fees	2,454	988
Audit fees	3,929	3,639
Trustee fees	50	14
Distribution fees	94	98
Shareholder reports	7,954	520
Transfer agent fees	24,680	10,897
Other	16,869	3,688

Total Liabilities	2,765,695	40,500

Net Assets	$38,744,326	$15,576,375

Net Assets Consist Of:
Capital	$50,152,459	$15,889,790
Undistributed (distributions in excess) of net investment income	(29,865)	175
Accumulated net realized gains (losses) from investment transactions	(3,552,908)	26,730
Net unrealized depreciation on investments	(7,825,360)	(340,320)

Net Assets	$38,744,326	$15,576,375

Net Assets:
Class A	$429,541	$231,966
Class I	192,847	—
Class C	—	54,526
Class R	2,626	—
Class S	38,119,312	15,289,883

Total	$38,744,326	$15,576,375

17

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Tamarack Quality Fixed Income Fund	Tamarack Tax-Free Income Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	53,606	28,755
Class I	24,081	—
Class C	—	6,758
Class R	328	—
Class S	4,759,972	1,895,018

Total	4,837,987	1,930,531

Net Asset Values and Redemption Price per Share:
Class A(a)	$8.01	$8.07

Class I	$8.01	—

Class C(b)	$—	$8.07

Class R	$8.01	$—

Class S	$8.01	$8.07

Maximum Offering Price Per Share:
Class A	$8.32	$8.38

Maximum Sales Charge - Class A	3.75%	3.75%

(a)

For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

(b)

For Class C shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase. Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

18

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2009 (Unaudited)

	Tamarack Quality Fixed Income Fund	Tamarack Tax-Free Income Fund
Investment Income:
Interest income	$1,244,861	$370,460
Dividend income	10,821	2,720

Total Investment Income	1,255,682	373,180

Expenses:
Investment advisory fees	119,468	65,612
Distribution fees - Class A	1,079	590
Distribution fees - Class C	15	285
Distribution fees - Class R	14	8
Accounting fees	13,461	12,851
Administration fees	14,933	5,789
Audit fees	2,322	2,001
Custodian fees	1,011	202
Insurance fees	2,583	2,583
Legal fees	7,049	1,549
Registration and filing fees	27,268	18,457
Shareholder reports	11,899	2,391
Transfer agent fees	57,544	28,688
Trustees’ fees	473	178
Other fees	20,259	6,582

Total expenses before fee reductions	279,378	147,766
Expenses reduced/waived by:
Adviser	(142,873)	(89,762)
Distributor	(540)	(295)

Net Expenses	135,965	57,709

Net Investment Income	1,119,717	315,471

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(610,226)	32,036
Net realized gains (losses) from futures contracts	(15,455)	—
Net change in unrealized appreciation/depreciation on investments	(2,260,491)	(95,557)
Net change in unrealized appreciation/depreciation on futures contracts	13,695	—

Net realized/unrealized losses from investments	(2,872,477)	(63,521)

Change in net assets resulting from operations	$(1,752,760)	$251,950

See notes to financial statements.

19

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Tamarack Quality Fixed Income Fund		Tamarack Tax-Free Income Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,119,717	$2,677,373	$315,471	$640,035
Net realized gains (losses) from investments and futures contracts	(625,681)	525,763	32,036	113,806
Net change in unrealized appreciation/depreciation on investments and futures contracts	(2,246,796)	(5,061,005)	(95,557)	(573,136)

Change in net assets resulting from operations	(1,752,760)	(1,857,869)	251,950	180,705

Distributions to Class A Shareholders:
From net investment income	(11,641)	(22,213)	(4,501)	(2,781)
From net realized gains	—	—	(1,837)	(307)

Distributions to Class I Shareholders:
From net investment income	(6,015)	(12,884)	—	—

Distributions to Class C Shareholders:
From net investment income	(69)	(152)	(880)	(1,291)
From net realized gains	—	—	(444)	(15)

Distributions to Class R Shareholders:
From net investment income	(147)	(327)	(57)	(117)
From net realized gains	—	—	(27)	(16)

Distributions to Class S Shareholders:
From net investment income	(1,104,392)	(2,497,762)	(309,856)	(636,022)
From net realized gains	—	—	(116,614)	(77,331)

Change in net assets resulting from shareholder distributions	(1,122,264)	(2,533,338)	(434,216)	(717,880)

Capital Transactions:
Proceeds from shares issued	630,520	1,782,917	379,798	269,376
Distributions reinvested	961,741	2,168,905	307,925	504,531
Cost of shares redeemed	(2,993,397)	(8,893,066)	(1,187,372)	(2,296,379)

Change in net assets resulting from capital transactions	(1,401,136)	(4,941,244)	(499,649)	(1,522,472)

Net decrease in net assets	(4,276,160)	(9,332,451)	(681,915)	(2,059,647)

Net Assets:
Beginning of period	43,020,486	52,352,937	16,258,290	18,317,937

End of period	$38,744,326	$43,020,486	$15,576,375	$16,258,290

Undistributed (distributions in excess of) net investment income	$(29,865)	$(27,318)	$175	$(2)

Share Transactions:
Issued	73,523	189,583	47,993	31,861
Reinvested	119,225	236,332	38,892	60,119
Redeemed	(363,811)	(966,434)	(150,947)	(272,559)

Change in shares resulting from capital transactions	(171,063)	(540,519)	(64,062)	(180,579)

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

Tamarack Quality Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2009 (Unaudited)	$8.59	0.22(a)	(0.58)	(b)	(0.36)	(0.22)	—	—	(0.22)	$8.01	(4.20%)(c)	$430	0.93%(d)	5.38%(d)	1.90%(d)	82%
Year Ended September 30, 2008	9.44	0.45(a)	(0.84)	(b)	(0.39)	(0.46)	—	—	(0.46)	8.59	(4.36%)	454	0.92%	4.90%	1.82%	80%
Year Ended September 30, 2007	9.47	0.44(a)	(0.03)	(b)	0.41	(0.44)	—	—	(0.44)	9.44	4.45%	441	0.93%	4.70%	1.85%	59%
Year Ended September 30, 2006	9.61	0.41(a)	(0.13)	(b)	0.28	(0.39)	—	(0.03)	(0.42)	9.47	3.04%	406	0.93%	4.35%	1.89%	65%
Year Ended September 30, 2005	9.77	0.39	(0.15)	(b)	0.24	(0.40)	—	—	(0.40)	9.61	2.48%	1,188	0.93%	4.02%	1.82%	116%
Period Ended September 30, 2004(e)	9.65	0.16	0.13	(b)	0.29	(0.17)	—	—	(0.17)	9.77	2.96%(c)	1,257	0.93%(d)	4.07%(d)	1.64%(d)	13%
Year Ended April 30, 2004	10.27	0.38	(0.25)	—	0.13	(0.41)	(0.34)	—	(0.75)	9.65	1.39%	1,128	1.42%	3.56%	1.68%	87%
Class I
Six Months Ended March 31, 2009 (Unaudited)	$8.59	0.23(a)	(0.58)	(b)	(0.35)	(0.23)	—	—	(0.23)	$8.01	(4.08%)(c)	$193	0.68%(d)	5.62%(d)	1.40%(d)	82%
Year Ended September 30, 2008	9.43	0.51(a)	(0.87)	(b)	(0.36)	(0.48)	—	—	(0.48)	8.59	(4.05%)	229	0.68%	5.51%	1.31%	80%
Year Ended September 30, 2007	9.48	0.45(a)	(0.03)	(b)	0.42	(0.47)	—	—	(0.47)	9.43	4.49%	311	0.68%	4.76%	1.38%	59%
Year Ended September 30, 2006	9.62	0.43(a)	(0.13)	(b)	0.30	(0.42)	—	(0.02)	(0.44)	9.48	3.30%	1,091	0.68%	4.57%	1.39%	65%
Year Ended September 30, 2005	9.77	0.33	(0.06)	(b)	0.27	(0.42)	—	—	(0.42)	9.62	2.84%	2,511	0.68%	4.32%	1.28%	116%
Period Ended September 30, 2004(e)	9.65	0.17	0.13	(b)	0.30	(0.18)	—	—	(0.18)	9.77	3.18%(c)	18,990	0.68%(d)	4.39%(d)	1.09%(d)	13%
Year Ended April 30, 2004	10.27	0.37	(0.21)	—	0.16	(0.44)	(0.34)	—	(0.78)	9.65	1.54%	30,990	1.18%	3.83%	(f)	87%
Class R
Six Months Ended March 31, 2009 (Unaudited)	$8.59	0.21(a)	(0.58)	(b)	(0.37)	(0.21)	—	—	(0.21)	$8.01	(4.29%)(c)	$3	1.11%(d)	5.18%(d)	1.82%(d)	82%
Year Ended September 30, 2008	9.43	0.46(a)	(0.86)	(b)	(0.40)	(0.44)	—	—	(0.44)	8.59	(4.45%)	6	1.18%	5.03%	1.81%	80%
Year Ended September 30, 2007	9.47	0.42(a)	(0.04)	(b)	0.38	(0.42)	—	—	(0.42)	9.43	3.96%	7	1.19%	4.44%	1.90%	59%
Year Ended September 30, 2006	9.61	0.39(a)	(0.13)	(b)	0.26	(0.39)	—	(0.01)	(0.40)	9.47	2.87%	7	1.19%	4.12%	1.96%	65%
Year Ended September 30, 2005	9.77	0.35	(0.13)	(b)	0.22	(0.38)	—	—	(0.38)	9.61	2.23%	9	1.18%	3.77%	1.81%	116%
Period Ended September 30, 2004(e)	9.65	0.16	0.12	(b)	0.28	(0.16)	—	—	(0.16)	9.77	2.96%(c)	20	1.16%(d)	2.92%(d)	1.73%(d)	13%
Period Ended April 30, 2004(g)	9.73	0.01	(0.08)	—	(0.07)	(0.01)	—	—	(0.01)	9.65	(0.71%)(c)	3	1.13%(d)	3.54%(d)	(d)(f)	87%
Class S
Six Months Ended March 31, 2009 (Unaudited)	$8.59	0.23(a)	(0.58)	(b)	(0.35)	(0.23)	—	—	(0.23)	$8.01	(4.08%)(c)	$38,119	0.68%(d)	5.63%(d)	1.40%(d)	82%
Year Ended September 30, 2008	9.43	0.51(a)	(0.87)	(b)	(0.36)	(0.48)	—	—	(0.48)	8.59	(4.16%)	42,329	0.68%	5.52%	1.31%	80%
Year Ended September 30, 2007	9.47	0.47(a)	(0.04)	(b)	0.43	(0.47)	—	—	(0.47)	9.43	4.60%	51,590	0.68%	4.93%	1.38%	59%
Year Ended September 30, 2006	9.61	0.43(a)	(0.13)	(b)	0.30	(0.42)	—	(0.02)	(0.44)	9.47	3.27%	59,647	0.68%	4.61%	1.39%	65%
Year Ended September 30, 2005	9.77	0.41	(0.15)	(b)	0.26	(0.42)	—	—	(0.42)	9.61	2.73%	73,246	0.68%	4.28%	1.31%	116%
Period Ended September 30, 2004(e)	9.65	0.17	0.13	(b)	0.30	(0.18)	—	—	(0.18)	9.77	3.07%(c)	89,278	0.68%(d)	4.34%(d)	1.13%(d)	13%
Period Ended April 30, 2004(g)	9.73	0.01	(0.08)	—	(0.07)	(0.01)	—	—	(0.01)	9.65	(0.58%)(c)	97,237	0.68%(d)	4.37%(d)	(d)(f)	87%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

 Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one  year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

(e)	For the period from May 1, 2004 to September 30, 2004.
(f)	There were no waivers or reimbursements during the period.
(g)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

21

FINANCIAL HIGHLIGHTS

Tamarack Tax-Free Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March, 31 2009 (Unaudited)	$8.16	0.15(a)	(0.03)	—	0.12	(0.15)	(0.06)	(0.21)	$8.07	1.74%(b)	$232	0.99%(c)	3.82%(c)	2.40%(c)	5%
Year Ended September 30, 2008	8.42	0.29(a)	(0.22)	—	0.07	(0.29)	(0.04)	(0.33)	8.16	0.65%	87	0.99%	3.45%	2.52%	44%
Year Ended September 30, 2007	8.78	0.29	(0.10)	(d)	0.19	(0.29)	(0.26)	(0.55)	8.42	2.21%	70	0.99%	3.38%	2.54%	12%
Year Ended September 30, 2006	8.89	0.30	(0.05)	(d)	0.25	(0.30)	(0.06)	(0.36)	8.78	2.91%	71	1.12%	3.48%	2.41%	45%
Year Ended September 30, 2005	9.31	0.30	(0.18)	(d)	0.12	(0.30)	(0.24)	(0.54)	8.89	1.27%	171	1.24%	3.29%	2.31%	8%
Period Ended September 30, 2004(e)	9.05	0.07	0.26	(d)	0.33	(0.07)	—	(0.07)	9.31	3.71%(b)	166	1.23%(c)	3.20%(c)	1.82%(c)	2%
Period Ended June 30, 2004(f)	9.25	0.06	(0.20)	—	(0.14)	(0.06)	—	(0.06)	9.05	(1.50%)(b)	33	1.24%(c)	3.39%(c)	3.00%(c)	17%
Class C
Six Months Ended March, 31 2009 (Unaudited)	$8.15	0.12(a)	(0.02)	—	0.10	(0.12)	(0.06)	(0.18)	$8.07	1.36%(b)	$54	1.73%(c)	3.09%(c)	2.89%(c)	5%
Year Ended September 30, 2008	8.42	0.23(a)	(0.23)	—	—	(0.23)	(0.04)	(0.27)	8.15	(0.09%)	94	1.74%	2.72%	3.14%	44%
Year Ended September 30, 2007	8.77	0.23	(0.09)	(d)	0.14	(0.23)	(0.26)	(0.49)	8.42	1.52%	3	1.71%	2.70%	3.06%	12%
Year Ended September 30, 2006	8.89	0.24	(0.06)	(d)	0.18	(0.24)	(0.06)	(0.30)	8.77	2.15%	3	1.81%	2.74%	2.95%	45%
Year Ended September 30, 2005	9.31	0.23	(0.18)	(d)	0.05	(0.23)	(0.24)	(0.47)	8.89	0.54%	3	1.96%	2.57%	2.67%	8%
Period Ended September 30, 2004(e)	9.05	0.06	0.26	(d)	0.32	(0.06)	—	(0.06)	9.31	3.53%(b)	3	1.99%(c)	2.54%(c)	2.45%(c)	2%
Period Ended June 30, 2004(f)	9.25	0.05	(0.20)	—	(0.15)	(0.05)	—	(0.05)	9.05	(1.65%)(b)	3	1.98%(c)	2.59%(c)	3.16%(c)	17%
Class S
Six Months Ended March, 31 2009 (Unaudited)	$8.15	0.16(a)	(0.02)	—	0.14	(0.16)	(0.06)	(0.22)	$8.07	1.86%(b)	$15,290	0.74%(c)	4.10%(c)	1.90%(c)	5%
Year Ended September 30, 2008	8.42	0.31(a)	(0.23)	—	0.08	(0.31)	(0.04)	(0.35)	8.15	0.90%	16,074	0.74%	3.70%	1.98%	44%
Year Ended September 30, 2007	8.78	0.31	(0.10)	(d)	0.21	(0.31)	(0.26)	(0.57)	8.42	2.47%	18,241	0.74%	3.64%	2.04%	12%
Year Ended September 30, 2006	8.89	0.33	(0.06)	(d)	0.27	(0.32)	(0.06)	(0.38)	8.78	3.17%	20,262	0.83%	3.74%	1.95%	45%
Year Ended September 30, 2005	9.31	0.32	(0.18)	(d)	0.14	(0.32)	(0.24)	(0.56)	8.89	1.52%	23,924	0.99%	3.54%	1.81%	8%
Period Ended September 30, 2004(e)	9.05	0.08	0.26	(d)	0.34	(0.08)	—	(0.08)	9.31	3.78%(b)	27,329	0.99%(c)	3.48%(c)	1.43%(c)	2%
Year Ended June 30, 2004(g)	9.57	0.32	(0.40)	—	(0.08)	(0.32)	(0.12)	(0.44)	9.05	(0.87%)	28,186	0.99%	3.47%	1.35%	17%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

 Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one  year.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

(e)	For the period from July 1, 2004 to September 30, 2004.
(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g)	The existing class of shares was designated Class S shares as of April 19, 2004.

22

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1. Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi-annual report includes the following two investment portfolios (“Funds”):

- Tamarack Quality Fixed Income Fund (“Quality Fixed Income Fund”)

- Tamarack Tax-Free Income Fund (“Tax-Free Income Fund”)

The Quality Fixed Income Fund offers four share classes: Class A, Class R, Class I, and Class S shares. The Tax-Free Income Fund offers three share classes: Class A, Class C, and Class S shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment adviser for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates or PNC Global Investment Servicing (U.S.) Inc. (“PNC”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack’s Board of Trustees (the “Board”). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

23

NOTES TO FINANCIAL STATEMENTS

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”) :

SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•    Level 1 - quoted prices in active markets for identical securities

•    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2009 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Quality Fixed Income Fund	$1,397,762	$39,637,907	$29,530	$41,065,199
Tax Free Income Fund	400,211	14,977,424	—	15,377,635

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Quality Fixed Income Fund

Balance as of 10/01/08 (market value)	$454,840
Change in unrealized (depreciation) *	(425,310)

Balance as of 3/31/09 (market value)	$29,530

* Net change in unrealized appreciation/(depreciation) in level 3 securities still held at March 31, 2009.

Recent Accounting Standards:

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in

24

NOTES TO FINANCIAL STATEMENTS

the financial statements as interest income. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Financial Instruments:

The Funds may engage in when-issued transactions. A Fund would record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin accruing interest on the settlement date. When-issued securities, if any, would be identified in the Schedule of Portfolio Investments.

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund recognizes an unrealized gain or loss each day equal to these daily payments.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. reclassification of paydown gains and losses and re-designation of distributions), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, FGIC and MBIA).

25

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates

Tamarack has entered into investment advisory agreements with Voyageur under which Voyageur manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Quality Fixed Income Fund	0.60%
Tax-Free Income Fund	0.85%

Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S and Class I shares of Quality Fixed Income to 0.68% and Class S Shares of Tax-Free Income to 0.74%. Class A, C and R shares vary from these limits only by the addition of class specific 12b-1 fees. These expense limitation agreements are in place until January 31, 2010. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by Voyageur, any expenses in excess of the expense limitation and repay Voyageur such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. Voyageur may also voluntarily waive and/or reimburse additional fund operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as co-administrator to the Funds. PNC serves as co- administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. PNC receives a fee for its services payable by the Funds based on the Funds’ average net assets. Voyageur’s fee is listed as “Administration fees” in the Statements of Operations. PNC’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

Independent Trustees (Trustees of Tamarack who are not directors, officers or employees of the adviser, administrator or distributor) receive from the entire Tamarack fund family an annual retainer of $20,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Tamarack Distributors Inc. (the “Distributor”) acts as the Funds’ distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

	Class A	Class C	Class R
12b-1 Plan Fee	0.25%*	1.00%	0.50%

26

NOTES TO FINANCIAL STATEMENTS

*The maximum Plan fee rate for Class A shares is 0.50%. The Distributor is contractually waiving 0.25% of the total 0.50% Plan fee for Class A through January 31, 2010.

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

For the six months ended March 31, 2009, the Distributor received no commissions from front-end sales charges of Class A shares of the Funds. The Distributor received no CDSC fees from the Funds during the six months ended March 31, 2009.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2009 were as follows:

	Purchases	Sales
Quality Fixed Income Fund	$34,938,891	$38,486,742
Tax-Free Income Fund	809,092	1,780,895

6. Capital Share Transactions

	Tamarack Quality Fixed Income Fund		Tamarack Tax-Free Income Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,087	$101,058	$243,543	$32,840
Distributions reinvested	11,587	22,047	6,219	3,047
Cost of shares redeemed	(19,827)	(66,393)	(106,949)	(15,884)

Change in Class A	$6,847	$56,712	$142,813	$20,003

Class I
Distributions reinvested	$5,442	$12,637
Cost of shares redeemed	(25,617)	(73,052)

Change in Class I	$(20,175)	$(60,415)

Class C
Proceeds from shares issued	$—	$—	$—	$93,352
Distributions reinvested	63	152	430	1,103
Cost of shares redeemed	(3,188)	(22)	(39,408)	(22)

Change in Class C	$(3,125)	$130	$(38,978)	$94,433

Class R
Distributions reinvested	$140	$327	$78	$133
Cost of shares redeemed	(3,264)	(997)	(3,542)	(22)

Change in Class R	$(3,124)	$(670)	$(3,464)	$111

Class S
Proceeds from shares issued	$615,433	$1,681,839	$136,255	$143,184
Distributions reinvested	944,509	2,133,762	301,198	500,248
Cost of shares redeemed	(2,941,501)	(8,752,602)	(1,037,473)	(2,280,451)

Change in Class S	$(1,381,559)	$(4,937,001)	$(600,020)	$(1,637,019)

Change in net assets resulting from capital transactions	$(1,401,136)	$(4,941,244)	$(499,649)	$(1,522,472)

SHARE TRANSACTIONS:
Class A
Issued	1,859	10,678	31,050	3,912
Reinvested	1,436	2,410	786	363
Redeemed	(2,470)	(7,080)	(13,720)	(1,939)

Change in Class A	825	6,008	18,116	2,336

27

NOTES TO FINANCIAL STATEMENTS

	Tamarack Quality Fixed Income Fund		Tamarack Tax-Free Income Fund
	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009	For the Year Ended September 30, 2008
	(Unaudited)		(Unaudited)
Class I
Issued	—	—
Reinvested	676	1,376
Redeemed	(3,202)	(7,715)

Change in Class I	(2,526)	(6,339)

Class C
Issued	—	—	—	11,016
Reinvested	8	17	54	132
Redeemed	(404)	(3)	(4,854)	(3)

Change in Class C	(396)	14	(4,800)	11,145

Class R
Reinvested	17	36	10	16
Redeemed	(413)	(106)	(442)	(3)

Change in Class R	(396)	(70)	(432)	13

Class S
Issued	71,665	178,905	16,943	16,933
Reinvested	117,088	232,494	38,042	59,608
Redeemed	(357,323)	(951,590)	(131,931)	(270,614)

Change in Class S	(168,570)	(540,191)	(76,946)	(194,073)

Change in shares resulting from capital transactions	(171,063)	(540,578)	(64,062)	(180,579)

7. Federal Income Taxes
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on March 31, 2008. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the beginning of the day. As of March 31, 2009, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

As of March 31, 2009, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Quality Fixed Income Fund	$48,890,559	$776,186	$(8,601,546)	$(7,825,360)
Tax-Free Income Fund	15,717,954	414,660	(754,979)	(340,319)

28

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended September 30, 2008 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Quality Fixed Income Fund	$2,766,826	$ —	$2,766,826	$ —	$2,766,826
Tax-Free Income Fund	3,225	77,418	80,643	676,277	756,920

*Total Distributions Paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2009.

As of September 30, 2008, the following Fund had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Quality Fixed Income Fund	$835,813	2012
	70,674	2014
	659,449	2015

As of September 30, 2008, the following Fund had net capital loss carryforwards as successor to a merger and subject to certain limitations on utilization. To the extent that these carryforwards are utilized, it is probable that the realized gains that are offset will not be required to be distributed to shareholders.

	Capital Loss Carryforward	Expires
Quality Fixed Income Fund	$ 129,938	2010
	1,229,732	2011

8. Market Timing

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of Tamarack’s policies on market timing and/or excessive trading. During the six months ended March 31, 2009, there were no redemption fees collected by the Funds.

9. Subsequent Event

On May 11, 2009, the Board unanimously voted to liquidate the Tax-Free Income Fund. This decision was made after careful consideration of the Fund’s operations, asset size and current expenses. Effective on or about May 13, 2009, the Fund will suspend all purchases and exchanges into the Fund other than purchases through dividend reinvestment, in order to facilitate an orderly liquidation on or after June 30, 2009. As disclosed in the Prospectus, the Tax-Free Income Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of the liquidation, the Tax-Free Income Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments.

29

SHARE CLASS INFORMATION (Unaudited)

The Tamarack Fixed Income Funds offer five share classes, A, C, R, I, and S.

Class A

Class A shares are available for purchase primarily through investment advisors, broker dealers, banks and other financial services intermediaries. Class A shares of the Funds are subject to a maximum up-front sales charge of 3.75% and a 1.00% “CDSC” for redemption within 12 months of a $1 million or greater purchase. Class A shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds’ distributor is currently contractually waiving 25 bps of the fee.) Class A shares have a higher up front sales charge (load) than Class C shares, but a lower annual expense ratio.

Class C

Class C shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) Class C shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher 12b-1 service and distribution fee, have higher annual expenses than Class A shares.

Class R

Class R shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. Class R shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. Class R shares currently have annual expenses between Class A and Class C share expenses.

Class S

Class S shares are available to investors purchasing shares directly through the Fund or its agent, BFDS, or through certain fee-based programs of broker dealers or registered investment advisors. This share class does not have an upfront sales charge (load) or a 12b-1 service and distribution fee.

Class I

Class I shares are available in the Quality Fixed Income Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up front sales charge (load) or a 12b-1 service and distribution fee.

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

30

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/08-3/31/09	Annualized Expense Ratio During Period 10/1/08-3/31/09
Quality Fixed Income Fund	Class A	$1,000.00	$ 958.00	$4.54	0.93%
	Class I	1,000.00	959.20	3.32	0.68%
	Class R	1,000.00	957.10	5.42	1.11%
	Class S	1,000.00	959.20	3.32	0.68%

Tax Free Income Fund	Class A	1,000.00	1,017.40	4.98	0.99%
	Class C	1,000.00	1,013.60	8.68	1.73%
	Class S	1,000.00	1,018.60	3.72	0.74%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/08-3/31/09	Annualized Expense Ratio During Period 10/1/08-3/31/09
Quality Fixed Income Fund	Class A	$1,000.00	$1,020.29	$4.68	0.93%
	Class I	1,000.00	1,021.54	3.43	0.68%
	Class R	1,000.00	1,019.40	5.59	1.11%
	Class S	1,000.00	1,021.54	3.43	0.68%

Tax Free Income Fund	Class A	1,000.00	1,020.00	4.99	0.99%
	Class C	1,000.00	1,016.31	8.70	1.73%
	Class S	1,000.00	1,021.24	3.73	0.74%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

31

APPROVAL OF INVESTMENT ADVISORY - SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information for Tamarack Funds Shareholders Regarding the Renewal of Investment Advisory Agreements

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”) for both of the Funds. After evaluating the services provided by the Advisor and reviewing the performance and relevant expenses of each Fund, the Trustees concluded that it was in the best interests of the Funds and their shareholders to continue the investment advisory agreements (“Agreements”).

As part of their review of the Agreements, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifications of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss this information and Voyageur’s intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by Voyageur, including information prepared by a third-party consultant as to both Funds’ performance relative to an appropriate benchmark as well as compared to the Fund’s appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by it, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the materials. The Trustees received information from Voyageur regarding other benefits derived from its relationships with the Funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of the portfolio management teams.

The Board observed that the Quality Fixed Income Fund ranked in the fifth quintile of its peer group for the one and three year periods and the Fund’s total expense structure was twenty-three basis points lower than its peer group median. The Tax-Free Income Fund ranked in the second quintile for the one and three year periods, the fifth quintile for the five year period and its one-year performance was in the top quintile of its peer universe. In addition, the total expense structure of the Tax-Free Income Fund was two basis points lower than the median of its peer group. In considering the quality of the services performed for each Fund by Voyageur, the Trustees discussed the strong research capabilities and fundamental analysis performed by the firm and also considered the extensive portfolio management experience of Voyageur staff, the compliance structure and systems established by Voyageur and the financial viability of Voyageur. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

The Trustees also reviewed and approved Fund Management’s proposal to continue for an additional year the existing fee waivers for the Tax-Free Income and Quality Fixed Income Funds in order to maintain total expenses at their current levels.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair in light of the nature and quality of services provided under all of the circumstances, and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the continuation of the Agreements for the Funds. In arriving at their decision to approve the renewal of both of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

32

Tamarack Funds

P.O. Box 219757

Kansas City, MO 64121-9757

800-422-2766

www.voyageur.net

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2009.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Voyageur Asset Management Inc. serves as investment adviser for the Tamarack Funds. Tamarack Funds are distributed by Tamarack Distributors Inc.

The Tamarack Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

TF-FI SAR 03-09

Voyageur Asset Management Inc.

Tamarack Funds

SEMI-ANNUAL REPORT

March 31, 2009

Access Capital Community Investment Fund

	Tamarack Funds
About Your Semi-Annual Report

This semi-annual report includes detailed information about the Access Capital Community Investment Fund (the” Fund”) including financial statements, performance, and a complete list of holdings.

The Fund compares its performance against the Barclays Capital U.S. Securitized Index, the Barclays Capital U.S. Aggregate Bond Index and the 80% Merrill Lynch Conventional 30-Year Mortgage Backed Securities Index and 20% Merrill Lynch 1-10 Year U.S. Treasury Index (“80/20 Composite Index”) which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-973-0073; (ii) on the Fund’s website at www.voyageur.net; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.voyageur.net; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

	Letter from the CIO	1
	Portfolio Managers	3
	Performance Summary	4
	Fund Statistics	5
	Schedule of Portfolio Investments	6
	Financial Statements
	- Statement of Assets and Liabilities	17
	- Statement of Operations	18
	- Statements of Changes in Net Assets	19
	- Statement of Cash Flows	20
	Financial Highlights	21
	Notes to Financial Statements	22
	Share Class Information	30
	Supplemental Information	31

LETTER FROM THE CIO

Dear Shareholder:

The mission of the Access Capital Community Investment Fund (the “Fund”) is to provide double bottom line returns, both economically and to the community, through investments in debt securities that support community development activities serving low and moderate income individuals and communities in the United States. These activities include investments in homeownership, affordable housing, education, community health centers and small businesses.

The Fund invests in securities with the highest credit ratings or that are issued by the U.S. Government, government agencies and government-sponsored enterprises such as Fannie Mae or Freddie Mac.

This report covers the six month period from the end of the Fund’s last fiscal year, September 30, 2008, through March 31, 2009. The Fund is now in its eleventh year of operation.

Portfolio Management Report

For the six months ended March 31, 2009, Class I Shares of the Fund had a net total return of 4.61%, based upon the net asset value of $9.59 per share on March 31, up from $9.41 at September 30, 2008 and unchanged from March 31, 2008, and assuming reinvestment of $0.25 per share ordinary income dividends. For the year ended March 31, 2009, Class I Shares of the Fund had a net total return of 5.37%, assuming reinvestment of $0.49 per share ordinary income dividends.

The Class I Shares of the Fund’s six month net total return of 4.61% exceeded that of the Barclay’s Capital U.S. Securitized Index which was 4.33%. The one year net total return for the Class I Shares of 5.37% compares favorably with a total return of 4.44% for the Barclay’s Capital U. S. Securitized Index.

We remain in a historic time for the capital markets. In our last report we spoke of the positive impact that the placement of Fannie Mae and Freddie Mac into Federal Conservatorship had on our portfolio holdings. In the most recent six month period we have experienced massive buying of Agency Mortgage-Backed Securities (MBS) by the U.S. Government as part of a concerted effort to make mortgage refinancing more attractive. These purchases have brought support to the entire MBS sector and have contributed to the Fund’s strong performance.

We are positive on the prospects for the sectors we invest in and continue to feel that our form of community investment offers a win-win for you, our shareholders, and for the citizens and communities across the country who benefit from the investments we make.

1

LETTER FROM THE CIO

Community Impact

For the six months ended March 31, 2009, the Fund’s net assets grew from $543 million to $549 million. For the year ended March 31, 2009 the Fund’s net assets grew from $510 million to $549 million.

Total number of shareholders remained constant at 133. Designated Target Regions selected by shareholders now call for investment in 46 states and U.S. Territories.

Since inception, the Fund has owned more than 9,800 mortgages for low and moderate income individuals and over 6,400 units of affordable rental units. Total small business loans total more than 250. We are proud of these results and thank you, our shareholders, for allowing us to work on your behalf over the years.

Shareholder Dividends

For the six month period ended March 31, 2009, the Class I Shares of the Fund paid dividends of 25 cents per share. At the end of the period, the Class I Shares’ 30-day current yield, calculated by our portfolio administrator using the methodology recommended by the SEC, was 5.02%.

Other Items

We have completed all of the transitions associated with our merger in August 2008 with Voyageur Asset Management and the Tamarack Funds and are happy to report that all has gone smoothly.

Sincerely,

David F. Sand
Chief Investment Officer, Access Capital Community Investment Fund

2

PORTFOLIO MANAGERS

Voyageur Asset Management Inc. (“Voyageur”), the investment advisor to the Access Capital Community Investment Fund, employs a team approach to the management of each of the fixed income funds. The Fund’s management team has access to Voyageur’s investment research and other money management resources.

John M. Huber, CFA

Senior Managing Director, Chief Investment Officer — Fixed Income

John Huber directs Voyageur’s fixed income group. John joined Voyageur in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

David F. Sand

Managing Director, Chief Investment Officer

David Sand is responsible for the strategic direction of Access Capital Community Investment Fund. In July 2008, Voyageur acquired Access Capital where he served as the firm’s president, chief investment officer and co-founder. Prior to joining Access Capital, David co-founded Commonwealth Capital Partners, Inc., and Commonwealth Capital Strategies, Inc., Cambridge and New York. The latter was a consulting and investment banking firm that specialized in housing, enterprise development, job training and the environment and was involved in a $100 million affordable housing program in Pennsylvania. David also served as a vice president at Shearson Lehman Brothers, New York, where he helped build a successful pioneering partnership in socially responsible investment management. He did extensive research and public speaking on issues including investments in companies involved in South Africa, nuclear energy, defense, and environmental issues. David began his career in the financial services industry in 1980. He received a BA from Princeton University and a MPA at the John F. Kennedy School of Government, Harvard University. David is on the board for the Social Investment Forum.

Brian Svendahl

Managing Director, Senior Portfolio Manager

Brian Svendahl is a senior portfolio manager leading Voyageur’s Risk Management Team which monitors various risks within our fixed income products. Brian also has specific research responsibilities for government and agency loans including small business administration and U.S.D.A. programs. Brian joined Voyageur in 2005 from Wells Fargo Brokerage Services, where he served as senior vice president and risk manager. Prior to that, Brian’s experiences include developing VAR analysis and off balance sheet hedging strategies for Wells Fargo’s Treasury group. Brian has worked in the investment industry since 1992. Brian received a BS in Economics from the University of Minnesota. He also received a BBA in Finance and an MBA from the University of Minnesota, Carlson School of Management. Brian is a CFA charterholder and member of the CFA Society of Minnesota.

3

PERFORMANCE SUMMARY
Average Annual Total Returns as of March 31, 2009 (Unaudited).
Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
Class A (a)
- Including Maximum Sales Charge of 3.75%	1.91%	4.39%	3.35%	4.51%	4.52%
- At Net Asset Value Class I (b)	5.84%	5.75%	4.14%	4.91%	4.89%	1.78%
- At Net Asset Value	5.37%	5.68%	4.18%	5.10%	5.14%	1.53%
Barclays Capital U. S. Securitized Index (c)	4.86%	6.19%	4.68%	5.79%	5.80%
Barclays Capital U. S. Aggregate Bond Index (c)	3.13%	5.78%	4.13%	5.70%	5.68%
80/20 Composite Index (c)	7.85%	7.81%	5.62%	6.22%	6.21%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.voyageur.net

The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

The 80/20 Composite Index is an unmanaged index weighted 80% to the Merrill Lynch Conventional 30-Year Mortgage Backed Securities Index and 20% to the Merrill Lynch 1-10 Year U.S. Treasury Index. The Merrill Lynch Conventional 30-Year Mortgage Backed Securities Index is an unmanaged index that tracks the performance of 30-Year fixed-rate residential mortgage pass-through securities issued by Fannie Mae, and Freddie Mac with at least one year remaining term to final maturity. The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index that tracks the performance of direct obligations of the U.S. Treasury with between one and ten years remaining to final maturity.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.

* The expense ratios are from the Fund’s prospectus dated January 28, 2009. Additional information pertaining to the Fund’s expense ratios as of March 31, 2009 can be found in the financial highlights.

4

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Current income and capital appreciation				Investment Objective
				Benchmarks
Barclays Capital U.S. Securitized Index
Barclays Capital U.S. Aggregate Bond Index
80/20 Composite Index
				Asset Allocation (as of 3/31/09) (% of fund’s investments)

Fannie Mae 5.12%, 7/25/41	2.17%	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27	1.14%	Top Ten Holdings (as of 3/31/09) (% of fund’s net assets)
Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35	1.92%	Fannie Mae, Pool #806761, 5.50%, 9/1/34	1.14%
Fannie Mae, Pool #387590, 4.90%, 9/1/15	1.83%	Fannie Mae, Pool #663159, 5.00%, 7/1/32	1.06%
Fannie Mae, Pool #AA0527, 5.50%, 12/1/38	1.52%	Fannie Mae, Pool #874136, 5.57%, 12/1/16	1.03%
New York City Housing Development Corp. Revenue, Series B, 4.95%, 5/15/36	1.33%
Community Reinvestment Revenue Notes, 3.198%, 8/1/35	1.21%
*A listing of all portfolio holdings can be found on page 6.

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I Shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the indices do not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $10,000 Initial Investment Over Ten Years

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.81%
California — 0.43%
$285,000	California Rural Home Mortgage Finance Authority Revenue, Series A, 4.20%, 2/1/27, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$278,736

995,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	977,100

490,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	464,633

750,000	Sacramento County Housing Authority Revenue, 5.00%, 1/20/48, (Credit Support: Ginnie Mae)	629,527

		2,349,996

Guam — 0.02%
140,000	Guam Power Authority Revenue, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC), Callable 10/1/09 @ 101	108,133

Massachusetts — 1.14%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support:MBIA-IBC), Callable 6/1/17 @ 100	6,287,472

New York — 1.33%
7,750,000	New York City Housing Development Corp. Revenue, Series B, 4.95%, 5/15/36, (Credit Support: Fannie Mae), Callable 11/1/15 @ 100	7,316,310

Ohio — 0.15%
860,000	Ohio Housing Finance Agency Refunding Revenue, 5.32%, 9/1/38, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/16 @ 100	828,653

Utah — 0.74%
1,425,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series B-2, Class 1, 4.33%, 1/1/18, Callable 1/1/17 @ 100	1,393,964

Principal Amount		Value
$2,695,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series C-2, Class 1, 4.85%, 1/1/18, Callable 1/1/17 @ 100	$2,654,332

		4,048,296

Total Municipal Bonds (Cost $19,707,831)		20,938,860

Corporate Bonds — 0.42%
Diversified Financials — 0.42%
575,000	Atlantic Marine Corps Communities LLC 5.34%, 12/1/49 (Credit Support: MBIA)(a)	364,406

1,395,000	Fort Knox Military Housing Privatization Project 0.90%, 2/15/49 (Credit Support: AMBAC)(a)(b)(c)(e)	796,660

2,000,000	Pacific Beacon LLC 1.49%, 7/15/49 (Credit Support: MBIA)(a)(b)	1,158,195

Total Corporate Bonds (Cost $3,860,996)		2,319,261

U.S. Government Agency Backed Mortgages — 102.02%
Fannie Mae — 71.47%
400,000	5.07%, , 1/1/39	417,650
11,389,550	5.12%, , 7/25/41	11,902,749
62,179	Pool #253173, 7.50%, 1/1/30	67,636
27,371	Pool #253174, 7.25%, 12/1/29	29,605
145,762	Pool #253212, 7.50%, 1/1/30	158,759
51,447	Pool #253214, 7.00%, 1/1/15	54,028
312,706	Pool #257611, 5.50%, 5/1/38	326,443
53,437	Pool #257612, 5.00%, 5/1/38	55,467
399,295	Pool #257613, 5.50%, 6/1/38	418,832
368,324	Pool #257631, 6.00%, 7/1/38	386,968
514,925	Pool #257632, 5.50%, 7/1/38	537,545
245,179	Pool #257645, 6.00%, 7/1/38	258,816
301,194	Pool #257649, 5.50%, 7/1/38	314,425
231,206	Pool #257656, 6.00%, 8/1/38	242,909
478,607	Pool #257663, 5.50%, 8/1/38	499,632
935,327	Pool #257857, 6.00%, 12/1/37	982,671
192,953	Pool #257868, 6.50%, 11/1/37	204,457
192,551	Pool #257869, 5.50%, 12/1/37	201,972
252,341	Pool #257875, 5.50%, 12/1/37	263,425
610,016	Pool #257890, 5.50%, 2/1/38	636,813
3,654,243	Pool #257892, 5.50%, 2/1/38	3,814,766
1,074,314	Pool #257893, 6.00%, 2/1/38	1,128,693
351,936	Pool #257897, 5.50%, 2/1/38	367,396
235,042	Pool #257898, 6.00%, 2/1/38	246,940
102,513	Pool #257899, 5.00%, 2/1/38	106,408
224,882	Pool #257900, 5.00%, 1/1/38	234,549
432,586	Pool #257901, 5.50%, 2/1/38	453,751

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$56,340	Pool #257902, 6.00%, 2/1/38	$59,474
449,540	Pool #257903, 5.50%, 2/1/38	469,288
371,329	Pool #257904, 6.00%, 2/1/38	390,124
193,175	Pool #257913, 5.50%, 1/1/38	201,661
132,245	Pool #257914, 6.00%, 1/1/38	138,939
117,113	Pool #257919, 6.00%, 2/1/38	123,041
99,208	Pool #257925, 6.00%, 11/1/37	104,229
222,466	Pool #257926, 5.50%, 3/1/38	232,238
158,976	Pool #257927, 5.50%, 3/1/38	165,960
166,031	Pool #257928, 6.00%, 3/1/38	174,435
309,976	Pool #257942, 5.50%, 4/1/38	323,593
107,417	Pool #257943, 6.00%, 4/1/38	112,855
101,874	Pool #257973, 5.00%, 5/1/38	105,744
910,745	Pool #257974, 5.50%, 4/1/38	950,753
87,183	Pool #257995, 6.00%, 7/1/38	91,596
974,571	Pool #258000, 5.00%, 4/1/34	1,012,868
170,754	Pool #258001, 5.00%, 3/1/34	177,464
448,285	Pool #258002, 5.00%, 4/1/34	465,901
116,318	Pool #258005, 5.50%, 3/1/34	121,670
75,576	Pool #258022, 5.50%, 5/1/34	79,054
1,034,922	Pool #258024, 5.00%, 6/1/34	1,075,591
310,166	Pool #258027, 5.00%, 5/1/34	322,354
28,330	Pool #258028, 5.00%, 5/1/34	29,443
120,283	Pool #258030, 5.00%, 5/1/34	125,010
77,555	Pool #258031, 5.00%, 5/1/34	80,603
406,627	Pool #258049, 5.00%, 5/1/34	422,606
59,230	Pool #258050, 5.50%, 5/1/34	61,956
49,939	Pool #258051, 5.00%, 5/1/34	51,901
537,848	Pool #258070, 5.00%, 6/1/34	558,984
185,615	Pool #258090, 5.00%, 6/1/34	192,909
340,624	Pool #258092, 5.50%, 6/1/34	356,298
176,238	Pool #258093, 5.50%, 6/1/34	184,347
83,696	Pool #258094, 5.00%, 6/1/34	86,985
63,576	Pool #258095, 5.50%, 7/1/34	66,501
82,098	Pool #258097, 5.50%, 6/1/34	85,876
51,729	Pool #258121, 5.50%, 6/1/34	54,110
324,281	Pool #258152, 5.50%, 8/1/34	339,203
473,836	Pool #258157, 5.00%, 8/1/34	492,457
142,495	Pool #258159, 5.50%, 8/1/34	149,052
197,881	Pool #258163, 5.50%, 8/1/34	206,987
131,870	Pool #258165, 5.50%, 8/1/34	137,938
141,777	Pool #258166, 5.50%, 9/1/34	148,301
229,226	Pool #258171, 5.50%, 10/1/34	239,774
447,118	Pool #258173, 5.50%, 10/1/34	467,692
168,925	Pool #258174, 5.50%, 10/1/34	176,698
200,327	Pool #258175, 5.50%, 9/1/34	209,545
450,977	Pool #258180, 5.00%, 10/1/34	468,699
165,451	Pool #258182, 5.00%, 10/1/34	171,953
87,393	Pool #258185, 5.50%, 10/1/34	91,415
172,545	Pool #258186, 5.50%, 11/1/34	180,485
151,578	Pool #258187, 5.50%, 11/1/34	158,553
891,982	Pool #258188, 5.50%, 11/1/34	933,027
240,567	Pool #258198, 5.50%, 10/1/34	251,637
99,416	Pool #258199, 5.50%, 9/1/34	103,990

Principal Amount		Value
$124,971	Pool #258200, 5.50%, 11/1/34	$130,722
239,858	Pool #258203, 5.50%, 10/1/34	250,896
182,468	Pool #258208, 5.50%, 11/1/34	190,865
161,048	Pool #258210, 5.50%, 11/1/34	168,459
113,014	Pool #258221, 5.50%, 11/1/34	118,214
49,489	Pool #258222, 5.00%, 11/1/34	51,434
141,342	Pool #258224, 5.50%, 12/1/34	147,846
146,991	Pool #258225, 5.50%, 11/1/34	153,755
293,670	Pool #258236, 5.00%, 12/1/34	305,210
179,166	Pool #258237, 5.50%, 1/1/35	187,242
1,124,697	Pool #258238, 5.00%, 1/1/35	1,168,894
46,054	Pool #258245, 5.50%, 12/1/34	48,174
117,321	Pool #258249, 5.00%, 12/1/34	121,932
103,004	Pool #258250, 5.50%, 11/1/34	108,259
156,623	Pool #258251, 5.50%, 1/1/35	163,830
82,702	Pool #258252, 5.50%, 12/1/34	86,508
432,942	Pool #258254, 5.50%, 12/1/34	452,864
618,541	Pool #258255, 5.50%, 1/1/35	647,003
143,863	Pool #258258, 5.00%, 1/1/35	149,494
616,394	Pool #258300, 5.00%, 3/1/35	640,520
141,732	Pool #258301, 5.50%, 2/1/35	148,121
198,172	Pool #258302, 5.00%, 3/1/35	205,928
298,069	Pool #258303, 5.00%, 2/1/35	311,226
282,273	Pool #258304, 5.00%, 2/1/35	293,321
420,722	Pool #258305, 5.00%, 3/1/35	437,189
68,823	Pool #258311, 5.00%, 2/1/35	71,517
84,437	Pool #258312, 5.50%, 2/1/35	88,243
327,291	Pool #258324, 5.50%, 4/1/35	342,045
336,011	Pool #258325, 5.50%, 4/1/35	351,158
627,845	Pool #258333, 5.00%, 4/1/35	652,419
352,649	Pool #258336, 5.00%, 4/1/35	366,452
138,717	Pool #258337, 5.00%, 4/1/35	144,146
317,000	Pool #258338, 5.00%, 4/1/35	329,407
263,915	Pool #258339, 5.00%, 4/1/35	274,244
77,684	Pool #258340, 5.00%, 3/1/35	80,725
94,011	Pool #258341, 5.00%, 4/1/35	97,691
103,432	Pool #258342, 5.00%, 4/1/35	107,997
520,676	Pool #258343, 5.00%, 4/1/35	541,055
128,184	Pool #258344, 5.00%, 3/1/35	133,201
85,100	Pool #258345, 5.00%, 3/1/35	88,431
242,794	Pool #258346, 5.00%, 3/1/35	252,298
1,114,378	Pool #258347, 5.00%, 4/1/35	1,157,995
91,667	Pool #258348, 5.00%, 4/1/35	95,255
251,490	Pool #258388, 5.50%, 6/1/35	262,827
502,710	Pool #258392, 5.00%, 6/1/35	522,387
625,242	Pool #258393, 5.00%, 5/1/35	649,714
286,313	Pool #258394, 5.00%, 5/1/35	297,519
405,802	Pool #258395, 5.50%, 6/1/35	424,095
214,115	Pool #258400, 5.00%, 6/1/35	222,496
535,124	Pool #258402, 5.00%, 6/1/35	556,069
75,816	Pool #258403, 5.00%, 6/1/35	78,784
102,061	Pool #258404, 5.00%, 6/1/35	106,056
87,754	Pool #258406, 5.50%, 5/1/35	91,710
178,409	Pool #258407, 5.00%, 5/1/35	185,392

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$59,410	Pool #258408, 5.00%, 5/1/34	$61,745
206,857	Pool #258409, 5.00%, 5/1/35	214,954
112,244	Pool #258410, 5.00%, 4/1/35	116,638
121,682	Pool #258411, 5.50%, 5/1/35	127,167
161,298	Pool #258422, 5.00%, 6/1/35	167,611
141,373	Pool #258427, 5.00%, 7/1/35	146,906
168,511	Pool #258428, 5.00%, 7/1/35	175,107
92,964	Pool #258439, 5.50%, 6/1/35	97,154
420,520	Pool #258448, 5.00%, 8/1/35	436,979
138,846	Pool #258449, 5.50%, 7/1/35	145,105
952,031	Pool #258450, 5.50%, 8/1/35	994,947
57,085	Pool #258451, 5.50%, 7/1/35	59,658
165,171	Pool #258454, 5.50%, 7/1/35	172,616
346,198	Pool #258456, 5.00%, 8/1/35	359,748
130,090	Pool #258457, 5.00%, 8/1/35	135,182
575,726	Pool #258460, 5.00%, 8/1/35	598,261
167,022	Pool #258470, 5.00%, 7/1/35	173,559
226,615	Pool #258479, 5.50%, 7/1/35	236,830
546,700	Pool #258480, 5.00%, 8/1/35	568,098
160,803	Pool #258551, 5.50%, 11/1/35	168,052
349,452	Pool #258552, 5.00%, 11/1/35	363,130
61,017	Pool #258555, 5.00%, 10/1/35	63,405
115,086	Pool #258556, 5.50%, 11/1/35	120,274
94,200	Pool #258561, 5.50%, 11/1/35	98,446
127,296	Pool #258562, 5.50%, 11/1/35	133,035
116,244	Pool #258569, 5.00%, 10/1/35	120,794
1,470,743	Pool #258571, 5.50%, 11/1/35	1,537,041
164,383	Pool #258595, 5.50%, 12/1/35	171,793
492,241	Pool #258596, 6.00%, 12/1/35	517,723
124,623	Pool #258598, 5.00%, 12/1/35	129,501
187,055	Pool #258599, 5.50%, 1/1/36	195,312
385,752	Pool #258600, 6.00%, 1/1/36	405,541
114,388	Pool #258610, 5.50%, 8/1/35	119,544
169,173	Pool #258621, 5.50%, 1/1/36	176,641
1,728,394	Pool #258627, 5.50%, 2/1/36	1,806,307
178,708	Pool #258633, 5.50%, 12/1/35	186,763
400,802	Pool #258634, 5.50%, 2/1/36	418,494
618,990	Pool #258643, 5.50%, 1/1/36	646,893
810,915	Pool #258644, 5.50%, 2/1/36	846,710
99,410	Pool #258650, 5.50%, 1/1/36	103,798
129,598	Pool #258651, 5.00%, 1/1/36	134,550
908,085	Pool #258658, 5.50%, 3/1/36	948,168
117,380	Pool #258663, 5.50%, 2/1/36	122,561
205,767	Pool #258721, 5.50%, 4/1/36	214,850
151,195	Pool #258736, 5.00%, 3/1/36	156,971
146,802	Pool #258737, 5.50%, 12/1/35	153,741
90,908	Pool #258763, 6.00%, 5/1/36	95,571
249,827	Pool #258765, 6.00%, 5/1/36	262,643
182,275	Pool #258766, 5.50%, 5/1/36	190,321
519,606	Pool #258767, 6.00%, 6/1/36	546,261
158,648	Pool #258773, 5.50%, 6/1/36	165,651
226,900	Pool #258779, 6.00%, 5/1/36	238,540
55,054	Pool #259004, 8.00%, 2/1/30	60,123
38,151	Pool #259011, 8.00%, 3/1/30	41,663

Principal Amount		Value
$65,875	Pool #259030, 8.00%, 4/1/30	$71,941
22,618	Pool #259178, 6.50%, 3/1/31	24,148
343,291	Pool #259181, 6.50%, 3/1/31	366,513
182,551	Pool #259187, 6.50%, 4/1/31	194,900
93,380	Pool #259190, 6.50%, 4/1/31	99,697
170,795	Pool #259191, 6.50%, 4/1/31	182,349
147,618	Pool #259201, 6.50%, 4/1/31	157,604
43,984	Pool #259213, 6.50%, 5/1/31	46,987
147,945	Pool #259256, 6.50%, 8/1/31	157,953
40,486	Pool #259284, 6.50%, 8/1/31	43,224
46,512	Pool #259306, 6.50%, 9/1/31	49,658
89,343	Pool #259309, 6.50%, 10/1/31	95,387
385,827	Pool #259316, 6.50%, 11/1/31	411,927
180,313	Pool #259327, 6.00%, 11/1/31	190,549
103,064	Pool #259331, 6.00%, 11/1/31	108,915
68,391	Pool #259333, 6.50%, 10/1/31	73,018
125,223	Pool #259369, 6.00%, 1/1/32	132,331
81,928	Pool #259372, 6.00%, 1/1/32	86,579
79,960	Pool #259376, 6.00%, 1/1/32	84,399
84,219	Pool #259377, 6.50%, 12/1/31	89,916
41,331	Pool #259378, 6.00%, 12/1/31	43,677
303,554	Pool #259390, 6.00%, 1/1/32	320,407
90,774	Pool #259391, 6.00%, 1/1/32	95,927
100,056	Pool #259392, 6.50%, 1/1/32	106,700
115,471	Pool #259393, 6.00%, 1/1/32	121,882
148,436	Pool #259397, 6.00%, 2/1/32	156,677
54,492	Pool #259398, 6.50%, 2/1/32	58,110
77,081	Pool #259412, 6.50%, 3/1/32	82,584
89,439	Pool #259440, 6.50%, 4/1/32	95,824
111,821	Pool #259522, 6.50%, 7/1/32	119,245
250,299	Pool #259559, 6.00%, 9/1/32	264,195
100,710	Pool #259560, 6.00%, 9/1/32	106,301
228,131	Pool #259590, 5.50%, 11/1/32	238,985
86,566	Pool #259592, 5.50%, 10/1/32	90,685
114,238	Pool #259593, 6.00%, 10/1/32	120,581
174,862	Pool #259598, 6.00%, 10/1/32	184,570
54,256	Pool #259599, 6.00%, 10/1/32	57,268
125,798	Pool #259601, 5.50%, 11/1/32	131,783
104,593	Pool #259607, 5.50%, 11/1/32	109,569
162,071	Pool #259610, 5.50%, 11/1/32	169,782
354,673	Pool #259611, 5.50%, 11/1/32	371,548
85,156	Pool #259612, 5.50%, 11/1/32	89,208
231,857	Pool #259614, 6.00%, 11/1/32	244,729
117,131	Pool #259623, 5.50%, 12/1/32	122,704
111,730	Pool #259625, 6.00%, 11/1/32	117,933
103,465	Pool #259634, 5.50%, 12/1/32	108,388
149,663	Pool #259636, 5.50%, 12/1/32	156,784
280,278	Pool #259650, 5.50%, 2/1/33	293,526
77,053	Pool #259655, 5.50%, 2/1/33	80,695
136,598	Pool #259656, 5.50%, 2/1/33	143,054
126,215	Pool #259658, 5.50%, 2/1/33	132,181
676,685	Pool #259659, 5.50%, 2/1/33	708,669
160,298	Pool #259660, 5.50%, 2/1/33	167,874
207,329	Pool #259665, 5.50%, 1/1/33	217,129

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$235,029	Pool #259667, 5.50%, 2/1/33	$246,138
42,738	Pool #259671, 5.50%, 2/1/33	44,758
183,968	Pool #259686, 5.50%, 3/1/33	192,664
180,772	Pool #259688, 5.50%, 3/1/33	189,316
73,235	Pool #259689, 5.50%, 3/1/33	76,696
53,218	Pool #259722, 5.00%, 5/1/33	55,359
157,285	Pool #259723, 5.00%, 5/1/33	163,613
63,915	Pool #259724, 5.00%, 5/1/33	66,848
527,474	Pool #259725, 5.00%, 5/1/33	548,696
80,380	Pool #259726, 5.00%, 5/1/33	83,614
223,033	Pool #259728, 5.00%, 6/1/33	232,007
137,482	Pool #259729, 5.00%, 6/1/33	143,014
179,480	Pool #259731, 5.00%, 6/1/33	186,702
50,424	Pool #259732, 5.50%, 5/1/33	52,807
144,856	Pool #259733, 5.50%, 6/1/33	151,703
87,066	Pool #259734, 5.50%, 5/1/33	91,181
127,619	Pool #259735, 5.50%, 6/1/33	133,651
408,211	Pool #259743, 5.00%, 6/1/33	424,635
392,869	Pool #259748, 5.00%, 6/1/33	408,676
230,648	Pool #259753, 5.00%, 7/1/33	239,928
82,959	Pool #259757, 5.00%, 6/1/33	86,297
676,598	Pool #259761, 5.00%, 6/1/33	703,821
310,298	Pool #259764, 5.00%, 7/1/33	322,783
277,725	Pool #259765, 5.00%, 7/1/33	288,900
206,306	Pool #259776, 5.00%, 6/1/33	214,607
158,401	Pool #259777, 5.00%, 7/1/33	164,774
176,592	Pool #259779, 5.00%, 7/1/33	183,697
116,728	Pool #259780, 5.00%, 7/1/33	121,425
106,368	Pool #259781, 5.00%, 7/1/33	110,647
115,025	Pool #259782, 5.00%, 7/1/33	119,653
230,521	Pool #259783, 5.00%, 7/1/33	239,796
65,269	Pool #259789, 5.00%, 7/1/33	67,895
119,933	Pool #259807, 5.00%, 8/1/33	124,759
233,829	Pool #259808, 5.00%, 8/1/33	243,237
155,974	Pool #259809, 5.00%, 8/1/33	162,249
692,053	Pool #259816, 5.00%, 8/1/33	719,897
87,781	Pool #259818, 5.00%, 8/1/33	91,313
36,267	Pool #259819, 5.00%, 8/1/33	37,726
94,181	Pool #259820, 5.00%, 8/1/33	97,971
261,791	Pool #259821, 5.00%, 7/1/33	273,633
473,880	Pool #259830, 5.00%, 8/1/33	495,316
789,744	Pool #259848, 5.00%, 9/1/33	821,518
139,791	Pool #259862, 5.50%, 9/1/33	146,398
272,246	Pool #259863, 5.50%, 10/1/33	285,114
188,565	Pool #259867, 5.50%, 10/1/33	197,477
348,211	Pool #259869, 5.50%, 10/1/33	364,669
119,612	Pool #259871, 5.50%, 9/1/33	125,266
322,450	Pool #259872, 5.50%, 11/1/33	337,691
207,575	Pool #259873, 5.50%, 10/1/33	217,386
154,566	Pool #259875, 5.50%, 10/1/33	161,871
274,454	Pool #259876, 5.50%, 10/1/33	287,426
99,072	Pool #259877, 5.50%, 9/1/33	103,754
231,736	Pool #259879, 5.50%, 10/1/33	242,690
134,802	Pool #259884, 5.50%, 11/1/33	141,173

Principal Amount		Value
$48,109	Pool #259886, 5.50%, 10/1/33	$50,383
110,642	Pool #259889, 5.50%, 11/1/33	115,872
283,998	Pool #259903, 5.50%, 11/1/33	297,421
42,040	Pool #259904, 5.50%, 11/1/33	44,027
328,407	Pool #259906, 5.50%, 11/1/33	343,930
240,274	Pool #259908, 5.50%, 11/1/33	251,631
150,775	Pool #259926, 5.50%, 12/1/33	157,901
65,019	Pool #259928, 5.50%, 12/1/33	68,092
321,092	Pool #259930, 5.00%, 11/1/33	334,011
175,139	Pool #259936, 5.50%, 11/1/33	183,417
232,826	Pool #259938, 5.50%, 12/1/33	243,830
25,675	Pool #259939, 5.50%, 11/1/33	26,889
142,412	Pool #259944, 5.50%, 1/1/34	148,965
110,997	Pool #259946, 5.50%, 12/1/33	116,243
288,847	Pool #259961, 5.50%, 3/1/34	302,139
258,585	Pool #259962, 5.50%, 3/1/34	270,484
431,384	Pool #259976, 5.00%, 3/1/34	448,336
148,066	Pool #259977, 5.00%, 3/1/34	153,885
49,460	Pool #259998, 5.00%, 3/1/34	51,403
763,305	Pool #380307, 6.53%, 6/1/16	832,750
656,528	Pool #381985, 7.97%, 9/1/17	762,152
575,723	Pool #382373, 7.58%, 5/1/18	671,676
621,433	Pool #383765, 6.70%, 6/1/19	701,447
1,129,565	Pool #383783, 6.38%, 5/1/11	1,191,900
1,001,369	Pool #385869, 5.41%, 2/1/21	1,050,262
2,403,159	Pool #386129, 5.43%, 5/1/21	2,519,534
2,446,044	Pool #386602, 4.66%, 10/1/13	2,547,382
4,755,859	Pool #386608, 5.37%, 11/1/21	4,965,968
2,756,986	Pool #386641, 5.80%, 12/1/33	2,907,888
725,980	Pool #386674, 5.51%, 11/1/21	765,294
463,733	Pool #386862, 4.78%, 5/1/14	482,661
3,708,550	Pool #387374, 5.60%, 5/1/23	4,008,498
928,550	Pool #387446, 5.22%, 6/1/20	972,356
948,063	Pool #387472, 4.89%, 6/1/15	996,168
9,549,406	Pool #387590, 4.90%, 9/1/15	10,042,242
366,074	Pool #557295, 7.00%, 12/1/29	397,211
31,564	Pool #572424, 6.50%, 3/1/31	33,699
56,708	Pool #575886, 7.50%, 1/1/31	61,686
106,391	Pool #576445, 6.00%, 1/1/31	112,431
62,389	Pool #576520, 5.50%, 3/1/16	65,893
57,961	Pool #577906, 6.50%, 4/1/31	61,882
244,762	Pool #579402, 6.50%, 4/1/31	261,472
386,065	Pool #583728, 6.50%, 6/1/31	412,181
240,856	Pool #585148, 6.50%, 7/1/31	257,149
2,254	Pool #586115, 7.00%, 10/1/30	2,440
232,747	Pool #590931, 6.50%, 7/1/31	248,637
171,741	Pool #590932, 6.50%, 7/1/31	183,359
273,375	Pool #590933, 6.50%, 7/1/31	292,039
62,523	Pool #591063, 6.50%, 7/1/31	66,752
316,960	Pool #601865, 6.50%, 4/1/31	339,590
194,720	Pool #601868, 6.00%, 7/1/29	206,261
279,649	Pool #607611, 6.50%, 11/1/31	298,566
135,812	Pool #613125, 6.50%, 10/1/31	144,999
95,824	Pool #624103, 6.00%, 2/1/32	101,264

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$1,055,930	Pool #634271, 6.50%, 5/1/32	$1,126,041
350,219	Pool #640146, 5.00%, 12/1/17	368,088
160,673	Pool #644232, 6.50%, 6/1/32	171,542
158,344	Pool #644250, 6.00%, 8/1/32	167,135
228,308	Pool #644432, 6.50%, 7/1/32	244,609
54,728	Pool #644437, 6.50%, 6/1/32	58,361
333,630	Pool #644444, 6.50%, 6/1/32	355,782
235,892	Pool #647461, 6.00%, 6/1/32	248,989
410,639	Pool #656797, 6.00%, 10/1/32	435,490
484,655	Pool #656835, 5.50%, 11/1/32	510,138
124,777	Pool #657250, 6.00%, 10/1/32	131,704
5,550,452	Pool #663159, 5.00%, 7/1/32	5,799,615
109,294	Pool #666206, 5.50%, 9/1/32	114,494
302,850	Pool #670278, 5.50%, 11/1/32	317,259
154,622	Pool #670285, 5.50%, 12/1/32	161,978
260,034	Pool #676702, 5.50%, 11/1/32	272,406
288,038	Pool #677591, 5.50%, 12/1/32	301,743
1,072,111	Pool #679004, 5.00%, 9/1/32	1,116,085
869,705	Pool #679006, 6.00%, 8/1/32	917,988
212,806	Pool #681752, 5.50%, 12/1/32	223,994
317,479	Pool #681819, 5.50%, 1/1/33	332,485
1,423,660	Pool #681883, 6.00%, 3/1/33	1,501,808
487,455	Pool #683087, 5.00%, 1/1/18	512,325
489,773	Pool #684570, 5.00%, 12/1/32	509,862
418,509	Pool #684644, 4.50%, 6/1/18	436,069
474,986	Pool #686542, 5.50%, 3/1/33	498,574
218,990	Pool #686544, 5.50%, 2/1/33	229,409
603,412	Pool #686565, 5.50%, 4/1/33	631,933
357,009	Pool #688972, 5.50%, 4/1/33	373,883
588,457	Pool #689034, 5.00%, 5/1/33	612,134
481,608	Pool #689667, 5.50%, 4/1/33	504,522
508,046	Pool #695960, 5.00%, 1/1/33	528,884
883,913	Pool #695961, 5.50%, 1/1/33	925,968
338,329	Pool #695962, 6.00%, 11/1/32	357,112
111,972	Pool #695963, 6.50%, 11/1/32	119,407
932,653	Pool #696407, 5.50%, 4/1/33	976,736
3,099,327	Pool #702478, 5.50%, 6/1/33	3,245,818
872,689	Pool #702479, 5.00%, 6/1/33	907,801
498,628	Pool #703210, 5.50%, 9/1/32	523,390
1,027,556	Pool #703851, 5.50%, 4/1/33	1,076,124
228,360	Pool #705576, 5.50%, 5/1/33	239,153
1,405,666	Pool #720025, 5.00%, 8/1/33	1,462,222
1,534,511	Pool #723066, 5.00%, 4/1/33	1,596,251
1,069,855	Pool #723067, 5.50%, 5/1/33	1,120,423
821,742	Pool #723068, 4.50%, 5/1/33	848,874
863,299	Pool #723070, 4.50%, 5/1/33	889,240
813,330	Pool #723074, 4.50%, 5/1/33	837,769
863,445	Pool #723328, 5.00%, 9/1/33	898,185
206,906	Pool #723728, 5.00%, 7/1/33	215,231
237,004	Pool #723730, 5.50%, 7/1/33	248,207
797,755	Pool #727311, 4.50%, 9/1/33	821,726
3,841,801	Pool #727312, 5.00%, 9/1/33	3,996,373
593,957	Pool #727315, 6.00%, 10/1/33	627,333
710,483	Pool #728648, 5.00%, 7/1/33	739,069

Principal Amount		Value
$1,822,048	Pool #737198, 5.00%, 8/1/33	$1,895,356
1,809,184	Pool #737250, 5.00%, 8/1/33	1,881,975
1,521,160	Pool #738589, 5.00%, 9/1/33	1,582,363
452,746	Pool #738683, 5.00%, 9/1/33	470,962
1,648,752	Pool #739269, 5.00%, 9/1/33	1,715,088
488,625	Pool #743593, 5.50%, 10/1/33	511,720
547,297	Pool #743595, 5.50%, 10/1/33	573,166
318,514	Pool #748041, 4.50%, 10/1/33	328,658
1,227,585	Pool #749891, 5.00%, 9/1/33	1,276,976
867,460	Pool #749897, 4.50%, 9/1/33	893,527
607,154	Pool #750984, 5.00%, 12/1/18	637,562
570,749	Pool #751008, 5.00%, 12/1/18	599,334
664,342	Pool #753533, 5.00%, 11/1/33	691,071
1,408,695	Pool #755510, 4.00%, 12/1/18	1,451,748
318,590	Pool #755679, 6.00%, 1/1/34	336,078
523,957	Pool #755745, 5.00%, 1/1/34	545,038
552,712	Pool #755746, 5.50%, 12/1/33	578,837
403,376	Pool #755780, 5.50%, 2/1/34	421,937
560,010	Pool #763551, 5.50%, 3/1/34	586,227
1,358,016	Pool #763820, 5.50%, 1/1/34	1,420,506
695,679	Pool #763824, 5.00%, 3/1/34	723,017
678,009	Pool #765216, 5.00%, 1/1/19	710,271
819,108	Pool #765217, 4.50%, 1/1/19	852,452
467,918	Pool #765296, 5.00%, 2/1/34	486,305
573,451	Pool #765306, 5.00%, 2/1/19	601,311
131,272	Pool #770099, 5.50%, 2/1/34	137,312
478,657	Pool #773084, 4.50%, 3/1/19	498,142
449,190	Pool #773091, 4.00%, 3/1/19	461,514
454,833	Pool #773096, 4.50%, 3/1/19	473,348
842,236	Pool #773175, 5.00%, 5/1/34	875,333
343,090	Pool #773188, 6.00%, 7/1/34	361,494
740,488	Pool #773476, 5.50%, 7/1/19	779,302
796,219	Pool #773547, 5.00%, 5/1/34	827,508
857,504	Pool #773553, 5.00%, 4/1/34	891,202
1,135,164	Pool #773568, 5.50%, 5/1/34	1,187,399
487,258	Pool #773575, 6.00%, 7/1/34	513,396
783,134	Pool #776849, 5.00%, 11/1/34	813,908
970,735	Pool #776850, 5.50%, 11/1/34	1,015,404
397,847	Pool #776851, 6.00%, 10/1/34	419,188
975,925	Pool #777444, 5.50%, 5/1/34	1,020,833
3,073,011	Pool #777621, 5.00%, 2/1/34	3,196,652
1,216,541	Pool #777622, 5.00%, 1/1/34	1,265,488
874,346	Pool #777627, 5.00%, 2/1/34	909,525
438,018	Pool #779124, 5.00%, 5/1/34	455,230
477,964	Pool #781437, 6.00%, 8/1/34	503,603
760,671	Pool #781741, 6.00%, 9/1/34	801,476
757,888	Pool #781907, 5.00%, 2/1/21	791,583
1,170,116	Pool #781954, 5.00%, 6/1/34	1,216,098
958,482	Pool #781959, 5.50%, 6/1/34	1,002,587
684,919	Pool #781960, 5.50%, 6/1/34	716,436
758,720	Pool #783893, 5.50%, 12/1/34	793,633
986,737	Pool #783929, 5.50%, 10/1/34	1,032,142
401,589	Pool #788329, 6.50%, 8/1/34	426,998
185,911	Pool #790282, 6.00%, 7/1/34	195,884

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$401,628	Pool #797623, 5.00%, 7/1/35	$417,348
175,794	Pool #797626, 5.50%, 7/1/35	183,718
208,638	Pool #797627, 5.00%, 7/1/35	216,804
266,302	Pool #797674, 5.50%, 9/1/35	278,307
1,468,525	Pool #798725, 5.50%, 11/1/34	1,536,100
475,084	Pool #799547, 5.50%, 9/1/34	496,945
353,414	Pool #799548, 6.00%, 9/1/34	372,814
3,820,741	Pool #806754, 4.50%, 9/1/34	3,931,968
1,269,461	Pool #806757, 6.00%, 9/1/34	1,337,558
4,054,189	Pool #806759, 4.50%, 9/1/34	4,175,050
5,988,882	Pool #806761, 5.50%, 9/1/34	6,264,465
591,658	Pool #808185, 5.50%, 3/1/35	618,329
1,157,803	Pool #808205, 5.00%, 1/1/35	1,203,120
96,449	Pool #813941, 4.50%, 11/1/20	100,134
116,460	Pool #813942, 5.00%, 11/1/20	121,783
2,332,748	Pool #815009, 5.00%, 4/1/35	2,424,054
1,276,736	Pool #817641, 5.00%, 11/1/35	1,326,708
1,342,262	Pool #820334, 5.00%, 9/1/35	1,394,799
1,219,479	Pool #820335, 5.00%, 9/1/35	1,267,210
752,470	Pool #820336, 5.00%, 9/1/35	782,862
1,429,565	Pool #822008, 5.00%, 5/1/35	1,485,519
859,456	Pool #822891, 6.00%, 1/1/36	903,545
1,939,414	Pool #829005, 5.00%, 8/1/35	2,015,323
226,374	Pool #829006, 5.50%, 9/1/35	236,579
492,683	Pool #829007, 4.50%, 8/1/35	506,641
190,014	Pool #829117, 5.50%, 9/1/35	198,579
90,669	Pool #829118, 5.50%, 9/1/35	94,756
1,085,985	Pool #829274, 5.00%, 8/1/35	1,128,491
1,467,402	Pool #829275, 5.00%, 8/1/35	1,524,837
1,488,679	Pool #829276, 5.00%, 8/1/35	1,546,947
1,277,388	Pool #829277, 5.00%, 8/1/35	1,327,385
216,808	Pool #829356, 5.00%, 9/1/35	225,294
3,629,800	Pool #829649, 5.50%, 3/1/35	3,796,827
1,732,594	Pool #835287, 5.00%, 8/1/35	1,800,409
265,646	Pool #843586, 5.50%, 11/1/35	277,621
279,574	Pool #843587, 6.00%, 12/1/35	294,046
5,063,887	Pool #844361, 5.50%, 11/1/35	5,292,158
1,108,854	Pool #845245, 5.50%, 11/1/35	1,158,839
660,167	Pool #845246, 5.00%, 11/1/35	686,006
2,602,081	Pool #866969, 6.00%, 2/1/36	2,735,565
830,803	Pool #867410, 5.50%, 4/1/36	867,475
365,492	Pool #867569, 6.00%, 2/1/36	384,241
512,225	Pool #867574, 5.50%, 2/1/36	534,835
915,296	Pool #868849, 6.00%, 4/1/36	962,249
983,800	Pool #870599, 6.00%, 6/1/36	1,034,267
817,796	Pool #870684, 6.00%, 7/1/36	859,748
1,105,856	Pool #871072, 5.50%, 2/1/37	1,154,434
776,029	Pool #873819, 6.39%, 8/1/24	880,212
5,208,918	Pool #874136, 5.57%, 12/1/16	5,670,986
3,305,486	Pool #874900, 5.45%, 10/1/17	3,572,427
1,055,417	Pool #881425, 6.00%, 7/1/36	1,109,559
872,386	Pool #882044, 6.00%, 5/1/36	917,548
549,337	Pool #883589, 6.00%, 4/1/36	577,517
748,339	Pool #884693, 5.50%, 4/1/36	781,371

Principal Amount		Value
$4,296,935	Pool #885724, 5.50%, 6/1/36	$4,486,604
921,085	Pool #899800, 6.00%, 8/1/37	968,296
907,176	Pool #901412, 6.00%, 8/1/36	953,714
1,218,513	Pool #905438, 6.00%, 11/1/36	1,281,021
838,956	Pool #907646, 6.00%, 1/1/37	881,994
1,074,844	Pool #908671, 6.00%, 1/1/37	1,129,982
1,660,613	Pool #908672, 5.50%, 1/1/37	1,733,913
1,629,338	Pool #911730, 5.50%, 12/1/21	1,709,651
1,217,609	Pool #913995, 6.01%, 2/1/37(b)	1,268,639
1,282,968	Pool #914428, 5.50%, 2/1/37	1,339,326
919,842	Pool #915944, 5.50%, 3/1/37	960,249
1,052,763	Pool #919368, 5.50%, 4/1/37	1,099,009
1,055,530	Pool #920972, 5.95%, 1/1/37(b)	1,098,115
1,503,015	Pool #922582, 6.00%, 12/1/36	1,580,118
1,003,345	Pool #939465, 5.50%, 6/1/37	1,047,420
2,293,219	Pool #941204, 5.50%, 6/1/37	2,393,956
1,151,448	Pool #941205, 5.00%, 5/1/37	1,195,437
1,350,763	Pool #941206, 5.50%, 5/1/37	1,410,099
802,548	Pool #941487, 6.00%, 8/1/37	843,171
942,429	Pool #943394, 5.50%, 6/1/37	983,828
1,738,437	Pool #944502, 6.00%, 6/1/37	1,827,616
911,013	Pool #945853, 6.00%, 7/1/37	957,127
1,043,082	Pool #948600, 6.00%, 8/1/37	1,095,880
1,080,148	Pool #948672, 5.50%, 8/1/37	1,128,353
2,420,172	Pool #952598, 6.00%, 7/1/37	2,544,324
1,310,664	Pool #952623, 6.00%, 8/1/37	1,377,006
2,392,694	Pool #952632, 6.00%, 7/1/37	2,513,807
985,966	Pool #952649, 6.00%, 7/1/37	1,036,545
1,336,778	Pool #952659, 6.00%, 8/1/37	1,405,353
943,729	Pool #952665, 6.00%, 8/1/37	991,498
934,945	Pool #952678, 6.50%, 8/1/37	990,687
649,927	Pool #952693, 6.50%, 8/1/37	688,677
1,408,296	Pool #956050, 6.00%, 12/1/37	1,482,257
2,674,317	Pool #957324, 5.43%, 5/1/18	2,823,394
1,001,918	Pool #960919, 5.00%, 2/1/38	1,039,981
638,586	Pool #965239, 5.84%, 9/1/38	669,458
866,667	Pool #972648, 5.50%, 2/1/38	904,738
1,146,845	Pool #975137, 5.00%, 5/1/38	1,191,745
1,102,540	Pool #975769, 5.50%, 3/1/38	1,151,739
1,158,107	Pool #982656, 5.50%, 6/1/38	1,208,981
1,121,344	Pool #982898, 5.00%, 5/1/38	1,163,945
1,142,848	Pool #983033, 5.00%, 5/1/38	1,186,265
1,403,541	Pool #984842, 5.50%, 6/1/38	1,465,196
1,014,864	Pool #986230, 5.00%, 7/1/38	1,053,634
2,271,443	Pool #986957, 5.50%, 7/1/38	2,377,373
1,629,508	Pool #986958, 5.50%, 7/1/38	1,701,089
689,069	Pool #986985, 5.00%, 7/1/23	719,256
2,190,052	Pool #990510, 5.50%, 8/1/38	2,286,257
1,756,408	Pool #990511, 6.00%, 8/1/38	1,845,314
1,375,781	Pool #990617, 5.50%, 9/1/38	1,439,243
1,451,821	Pool #AA0525, 5.50%, 12/1/38	1,522,855
2,794,688	Pool #AA0526, 5.00%, 12/1/38	2,900,860
8,011,388	Pool #AA0527, 5.50%, 12/1/38	8,363,313
1,030,554	Pool #AA0643, 4.00%, 3/1/39	1,042,965

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$1,216,875	Pool #AA0644, 4.50%, 3/1/39	$1,251,091
1,350,982	Pool #AA0645, 4.50%, 3/1/39	1,388,833
2,876,263	Pool #AA0814, 5.50%, 12/1/38	3,002,612
2,070,473	Pool #AA3142, 4.50%, 3/1/39	2,128,483
1,121,099	Pool #AA3143, 4.00%, 3/1/39	1,134,197
1,745,406	Pool #MC0007, 5.50%, 12/1/38	1,813,352
281,957	Pool #MC0013, 5.50%, 12/1/38	292,933
133,593	Pool #MC0014, 5.50%, 12/1/38	138,793
70,953	Pool #MC0015, 6.00%, 11/1/38	74,189
86,152	Pool #MC0016, 5.50%, 11/1/38	89,506
607,300	Pool #MC0038, 4.50%, 3/1/39	624,315
255,469	Pool #MC3344, 5.00%, 12/1/38	263,897

		392,709,564

Freddie Mac — 27.45%
431,454	Pool #A10124, 5.00%, 6/1/33	448,936
562,579	Pool #A10548, 5.00%, 6/1/33	585,374
1,668,551	Pool #A12237, 5.00%, 8/1/33	1,736,157
587,752	Pool #A12969, 4.50%, 8/1/33	604,753
934,070	Pool #A12985, 5.00%, 8/1/33	971,917
669,974	Pool #A12986, 5.00%, 8/1/33	697,120
954,838	Pool #A12987, 5.00%, 8/1/33	993,525
1,001,651	Pool #A14028, 4.50%, 9/1/33	1,030,625
1,623,276	Pool #A14325, 5.00%, 9/1/33	1,689,047
392,366	Pool #A15268, 6.00%, 10/1/33	414,026
1,510,389	Pool #A15579, 5.50%, 11/1/33	1,581,498
709,892	Pool #A17393, 5.50%, 12/1/33	743,313
806,173	Pool #A17397, 5.50%, 1/1/34	843,120
1,245,346	Pool #A18617, 5.50%, 1/1/34	1,302,420
568,320	Pool #A19019, 5.50%, 2/1/34	594,367
493,668	Pool #A19362, 5.50%, 2/1/34	516,293
500,421	Pool #A20069, 5.00%, 3/1/34	520,228
1,117,696	Pool #A20070, 5.50%, 3/1/34	1,168,920
1,459,049	Pool #A20540, 5.50%, 4/1/34	1,525,917
569,478	Pool #A20541, 5.50%, 4/1/34	595,578
855,661	Pool #A21679, 5.50%, 4/1/34	894,876
1,410,383	Pool #A21681, 5.00%, 4/1/34	1,466,206
777,324	Pool #A23192, 5.00%, 5/1/34	808,091
2,205,354	Pool #A25310, 5.00%, 6/1/34	2,292,642
750,658	Pool #A25311, 5.00%, 6/1/34	780,369
681,338	Pool #A25600, 5.50%, 8/1/34	712,564
174,703	Pool #A26269, 5.50%, 8/1/34	182,710
90,244	Pool #A26270, 6.00%, 8/1/34	95,176
56,504	Pool #A26386, 6.00%, 9/1/34	59,552
810,653	Pool #A26395, 6.00%, 9/1/34	854,391
949,960	Pool #A26396, 5.50%, 9/1/34	993,497
1,880,054	Pool #A28241, 5.50%, 10/1/34	1,966,217
1,138,864	Pool #A30055, 5.00%, 11/1/34	1,183,941
1,716,996	Pool #A30056, 5.50%, 12/1/34	1,795,686
747,151	Pool #A30591, 6.00%, 12/1/34	787,463
772,211	Pool #A31135, 5.50%, 12/1/34	807,602
569,643	Pool #A32976, 5.50%, 8/1/35	595,216
992,660	Pool #A33167, 5.00%, 1/1/35	1,031,950
2,318,849	Pool #A34999, 5.50%, 4/1/35	2,422,948

Principal Amount		Value
$742,170	Pool #A35628, 5.50%, 6/1/35	$775,488
2,133,527	Pool #A37185, 5.00%, 9/1/35	2,216,639
2,087,884	Pool #A38830, 5.00%, 5/1/35	2,169,218
763,420	Pool #A39561, 5.50%, 11/1/35	797,692
2,245,021	Pool #A40538, 5.00%, 12/1/35	2,332,476
489,151	Pool #A41442, 5.50%, 12/1/35	511,399
993,681	Pool #A42095, 5.50%, 1/1/36	1,038,290
1,550,533	Pool #A42097, 5.00%, 1/1/36	1,611,155
554,639	Pool #A42098, 5.50%, 1/1/36	579,539
549,497	Pool #A42099, 6.00%, 1/1/36	578,115
874,979	Pool #A42802, 5.00%, 2/1/36	909,064
2,055,968	Pool #A42803, 5.50%, 2/1/36	2,148,265
1,130,471	Pool #A42804, 6.00%, 2/1/36	1,189,346
1,262,398	Pool #A42805, 6.00%, 2/1/36	1,328,144
638,575	Pool #A44637, 5.50%, 4/1/36	667,182
811,662	Pool #A44638, 6.00%, 4/1/36	853,680
1,161,421	Pool #A45396, 5.00%, 6/1/35	1,207,390
1,001,024	Pool #A46321, 5.50%, 7/1/35	1,045,963
1,801,648	Pool #A46735, 5.00%, 8/1/35	1,871,831
1,223,800	Pool #A46746, 5.50%, 8/1/35	1,278,740
781,794	Pool #A46747, 5.50%, 8/1/35	816,891
1,049,827	Pool #A46748, 5.50%, 8/1/35	1,096,957
556,167	Pool #A46996, 5.50%, 9/1/35	581,135
1,061,251	Pool #A46997, 5.50%, 9/1/35	1,109,888
1,471,346	Pool #A47552, 5.00%, 11/1/35	1,528,662
1,062,877	Pool #A47553, 5.00%, 11/1/35	1,104,281
827,052	Pool #A47554, 5.50%, 11/1/35	864,180
838,699	Pool #A48788, 5.50%, 5/1/36	875,433
1,105,340	Pool #A48789, 6.00%, 5/1/36	1,162,561
1,246,476	Pool #A49013, 6.00%, 5/1/36	1,311,003
911,539	Pool #A49526, 6.00%, 5/1/36	958,727
753,479	Pool #A49843, 6.00%, 6/1/36	792,485
1,178,404	Pool #A49844, 6.00%, 6/1/36	1,241,248
545,098	Pool #A49845, 6.50%, 6/1/36	578,070
1,105,967	Pool #A50128, 6.00%, 6/1/36	1,163,221
1,769,411	Pool #A59530, 5.50%, 4/1/37	1,846,810
965,154	Pool #A59964, 5.50%, 4/1/37	1,007,372
2,350,027	Pool #A60751, 5.50%, 5/1/37	2,452,823
1,297,564	Pool #A61754, 5.50%, 5/1/37	1,354,323
990,903	Pool #A61779, 5.50%, 5/1/37	1,034,248
1,133,374	Pool #A61915, 5.50%, 6/1/37	1,183,518
4,157,232	Pool #A61916, 6.00%, 6/1/37	4,371,792
4,170,672	Pool #A63456, 5.50%, 6/1/37	4,353,108
1,199,691	Pool #A64002, 5.50%, 7/1/37	1,252,169
1,449,640	Pool #A64012, 5.50%, 7/1/37	1,513,195
1,024,694	Pool #A64015, 6.00%, 7/1/37	1,077,580
944,079	Pool #A64016, 6.50%, 7/1/37	1,001,131
1,381,174	Pool #A64447, 6.00%, 8/1/37	1,452,458
1,626,925	Pool #A64450, 6.00%, 8/1/37	1,710,893
289,656	Pool #A65713, 6.00%, 9/1/37	304,606
892,313	Pool #A65837, 6.00%, 9/1/37	940,418
1,166,999	Pool #A66043, 5.50%, 7/1/37	1,218,112

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$2,598,297	Pool #A66061, 5.50%, 8/1/37	$2,711,954
2,154,404	Pool #A66116, 6.00%, 9/1/37	2,265,595
1,233,917	Pool #A66122, 6.00%, 8/1/37	1,297,601
1,617,476	Pool #A66133, 6.00%, 6/1/37	1,700,956
2,399,190	Pool #A66156, 6.50%, 9/1/37	2,544,178
2,294,773	Pool #A67630, 6.00%, 11/1/37	2,413,209
1,267,663	Pool #A68766, 6.00%, 10/1/37	1,333,089
1,008,444	Pool #A70292, 5.50%, 7/1/37	1,052,613
1,246,847	Pool #A73038, 5.50%, 1/1/38	1,301,387
1,313,611	Pool #A73816, 6.00%, 3/1/38	1,381,334
1,171,615	Pool #A75113, 5.00%, 3/1/38	1,215,541
1,047,327	Pool #A76187, 5.00%, 4/1/38	1,086,594
854,994	Pool #A78354, 5.50%, 11/1/37	894,658
1,350,005	Pool #A79561, 5.50%, 7/1/38	1,412,163
21,484	Pool #B31069, 6.50%, 3/1/31	22,941
63,785	Pool #B31081, 7.00%, 3/1/31	69,067
92,870	Pool #B31082, 6.00%, 3/1/31	98,171
117,344	Pool #B31128, 6.00%, 9/1/31	124,042
92,945	Pool #B31139, 6.50%, 10/1/31	99,250
259,632	Pool #B31140, 6.50%, 10/1/31	277,243
89,292	Pool #B31141, 6.50%, 10/1/31	95,795
61,753	Pool #B31146, 6.50%, 10/1/31	65,942
79,887	Pool #B31150, 6.50%, 11/1/31	85,306
322,461	Pool #B31188, 6.00%, 1/1/32	340,464
29,614	Pool #B31206, 6.00%, 3/1/32	31,304
135,684	Pool #B31277, 6.50%, 8/1/32	144,803
116,838	Pool #B31292, 6.00%, 9/1/32	123,507
233,461	Pool #B31493, 5.00%, 2/1/34	242,702
523,087	Pool #B31516, 5.00%, 4/1/34	543,791
475,237	Pool #B31517, 5.00%, 4/1/34	494,475
425,512	Pool #B31532, 5.00%, 5/1/34	442,354
487,697	Pool #B31545, 5.00%, 5/1/34	507,000
243,059	Pool #B31546, 5.50%, 5/1/34	254,199
452,892	Pool #B31547, 5.50%, 5/1/34	473,649
381,601	Pool #B31550, 5.00%, 6/1/34	396,705
366,245	Pool #B31551, 5.50%, 6/1/34	383,602
407,764	Pool #B31587, 5.00%, 11/1/34	423,903
450,022	Pool #B31588, 5.50%, 11/1/34	470,647
579,816	Pool #B31642, 5.50%, 5/1/35	605,845
158,894	Pool #B50443, 5.00%, 11/1/18	166,802
300,484	Pool #B50450, 4.50%, 1/1/19	312,340
119,422	Pool #B50451, 5.00%, 1/1/19	125,142
181,953	Pool #B50458, 4.50%, 3/1/19	189,133
59,874	Pool #B50470, 4.50%, 4/1/19	62,237
229,053	Pool #B50496, 5.50%, 9/1/19	240,744
504,011	Pool #B50499, 5.00%, 11/1/19	528,151
110,953	Pool #B50500, 5.50%, 10/1/19	116,560
283,104	Pool #B50501, 4.50%, 11/1/19	294,275
250,571	Pool #B50504, 5.50%, 11/1/19	263,436
477,868	Pool #B50506, 5.00%, 11/1/19	501,043

Principal Amount		Value
$313,956	Pool #C35457, 7.50%, 1/1/30	$341,843
55,692	Pool #C37233, 7.50%, 2/1/30	60,638
92,230	Pool #C48137, 7.00%, 1/1/31	99,868
216,070	Pool #C48138, 7.00%, 2/1/31	233,964
44,852	Pool #C49785, 6.50%, 3/1/31	47,922
102,292	Pool #C50288, 6.50%, 4/1/31	109,295
56,360	Pool #C50753, 6.00%, 3/1/31	59,577
399,112	Pool #C51686, 6.50%, 5/1/31	426,185
199,589	Pool #C53210, 6.50%, 6/1/31	213,128
67,361	Pool #C53914, 6.50%, 6/1/31	71,930
159,200	Pool #C60020, 6.50%, 11/1/31	169,999
358,389	Pool #C60804, 6.00%, 11/1/31	380,279
31,239	Pool #C62574, 6.50%, 12/1/31	33,358
84,577	Pool #C65200, 6.50%, 3/1/32	90,261
138,671	Pool #C65616, 6.50%, 3/1/32	148,077
63,923	Pool #C68324, 6.50%, 6/1/32	68,219
800,743	Pool #C73273, 6.00%, 11/1/32	845,449
553,174	Pool #C73525, 6.00%, 11/1/32	584,335
985,348	Pool #C74672, 5.50%, 11/1/32	1,032,046
1,034,121	Pool #C77844, 5.50%, 3/1/33	1,082,807
171,337	Pool #C77845, 5.50%, 3/1/33	179,403
905,730	Pool #C78252, 5.50%, 3/1/33	948,372
757,396	Pool #C78380, 5.50%, 3/1/33	793,054
434,437	Pool #C79177, 5.50%, 5/1/33	454,890
232,128	Pool #C79178, 5.50%, 4/1/33	243,057
899,040	Pool #J00980, 5.00%, 1/1/21	939,853
865,298	Pool #J05466, 5.50%, 6/1/22	907,496
1,338,011	Pool #N31468, 6.00%, 11/1/37	1,392,479

		150,848,371

Ginnie Mae — 3.10%
1,055,246	Pool #409117, 5.50%, 6/20/38	1,104,325
1,106,866	Pool #487643, 5.00%, 2/15/39	1,155,522
1,384,834	Pool #514702, 8.25%, 12/15/32	1,395,541
299,636	Pool #552186, 6.00%, 12/15/31	316,944
493,810	Pool #588448, 6.25%, 9/15/32	510,409
1,923,840	Pool #616936, 5.50%, 1/15/36	2,015,132
642,472	Pool #617904, 5.75%, 9/15/23	666,893
589,942	Pool #624106, 5.13%, 3/15/34	600,939
464,863	Pool #664269, 5.85%, 6/15/38	485,628
2,344,293	Pool #675509, 5.50%, 6/15/38	2,454,803
881,669	Pool #685140, 5.90%, 4/15/38	928,230
1,613,171	Pool #697672, 5.50%, 12/15/38	1,689,217
1,195,849	Pool #697814, 5.00%, 2/15/39	1,248,416
1,212,669	Pool #697885, 4.50%, 3/15/39	1,248,693
1,186,061	Pool #699294, 5.63%, 9/20/38	1,237,468

		17,058,160

Total U.S. Government Agency Backed Mortgages (Cost $536,494,257)		560,616,095

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
U.S. Government Agency Obligations — 11.80%
Community Reinvestment Revenue Notes — 1.48%
$1,661,475	3.39%, 8/1/35(a)	$1,504,278
7,250,000	3.98%, 8/1/35(a)	6,630,051

		8,134,329

Small Business Administration — 6.19%
286,521	0.55%, 4/25/28(b)	277,582
706,959	0.55%, 3/25/29(b)	684,644
2,135,529	0.55%, 9/25/30(b)	2,076,974
301,766	0.60%, 3/25/28(b)	292,891
573,800	0.60%, 11/25/29(b)	556,565
454,563	0.63%, 6/25/18(b)	444,031
1,196,720	0.63%, 4/15/32(c)	1,182,658
100,474	0.65%, 10/25/10(b)	99,761
976,361	0.65%, 3/25/14(b)	961,014
462,264	0.66%, 7/15/32(c)	459,830
216,347	0.66%, 4/15/26(c)	214,673
1,225,823	0.66%, 12/15/24(c)	1,219,367
1,031,206	0.80%, 11/15/26(c)	1,010,133
1,369,213	0.80%, 4/15/33(c)	1,341,231
179,955	0.80%, 9/15/32(c)	179,007
482,619	0.80%, 3/15/33(c)	480,077
259,084	0.80%, 2/21/33(c)	253,789
336,981	0.85%, 9/14/29(c)	329,878
811,198	0.88%, 2/15/32(c)	794,620
1,443,988	0.88%, 9/15/32(c)	1,414,478
23,999,553	1.26%, 10/19/29(c)(d)	476,563
1,280,797	2.41%, 11/15/30(c)	1,254,622
632,019	2.50%, 11/29/32(c)	622,420
266,917	2.55%, 9/27/30(c)	261,274
195,461	2.55%, 6/15/18(c)	191,523
138,474	2.63%, 1/1/32(c)	136,774
1,388,101	2.65%, 3/14/18(c)	1,376,636
1,111,946	3.13%, 10/25/15(b)	1,131,215
1,314,940	3.38%, 10/25/15(b)	1,339,140
436,227	3.38%, 5/25/16(b)	439,378
898,061	3.58%, 12/25/15(b)	921,624
1,137,911	3.58%, 7/15/14(c)	1,122,137
100,429	5.70%, 8/15/17(c)	100,882
396,744	5.85%, 12/15/27(c)	393,836
348,429	5.85%, 9/27/13(c)	352,298
119,535	5.86%, 11/15/22(c)	119,090
357,289	5.98%, 6/9/26(c)	357,768
206,350	6.00%, 4/15/22(c)	207,386
549,338	6.03%, 10/31/32(c)	539,897
431,327	6.10%, 10/15/27(c)	434,085
1,350,917	6.13%, 4/15/31(c)	1,338,054
256,881	6.15%, 1/10/32(c)	254,468
40,306	6.20%, 8/4/14(c)	41,084
175,876	6.25%, 9/15/27(c)	178,352
1,051,588	6.28%, 8/15/17(c)	1,076,508

Principal Amount		Value
$226,626	6.30%, 4/15/18(c)	$231,133
76,208	6.33%, 3/15/27(c)	77,740
623,932	6.35%, 8/13/26(c)	637,123
1,096,243	6.45%, 2/19/32(c)	1,105,074
264,462	6.50%, 3/30/32(c)	267,356
53,650	6.51%, 7/6/27(c)	55,163
91,592	6.53%, 1/2/27(c)	94,406
66,405	6.69%, 5/28/24(c)	69,129
426,591	6.71%, 3/15/27(c)	443,387
91,415	7.08%, 9/1/13(c)	93,484
203,755	7.08%, 1/19/14(c)	208,580
93,157	7.27%, 8/1/14(c)	95,867
124,979	7.33%, 7/1/16(c)	130,051
261,792	7.33%, 7/1/16(c)	272,416
268,059	7.33%, 7/1/16(c)	278,938
208,752	7.33%, 2/23/16(c)	217,141
204,325	7.38%, 4/1/15(c)	211,016
68,113	7.38%, 1/1/15(c)	70,323
84,077	7.58%, 8/1/16(c)	87,489
259,721	7.83%, 10/3/16(c)	270,256
28,609	7.83%, 11/1/13(c)	29,691
25,810	8.08%, 2/15/14(c)	26,856
55,726	8.08%, 10/1/16(c)	57,987
6,884	8.33%, 11/1/11(c)	7,037
6,080	9.58%, 2/15/12(c)	6,284
8,745	9.58%, 2/15/12(c)	9,039
16,926	9.83%, 1/10/32(c)	17,498

		34,010,681

United States Department of Agriculture — 4.13%
25,767	3.85%, 6/25/10(c)	26,797
299,981	4.45%, 4/2/18(c)	291,629
211,941	5.09%, 3/1/20(c)	206,530
365,917	5.25%, 10/26/22(c)	355,838
76,395	5.33%, 12/4/14(c)	76,695
360,000	5.55%, 10/20/32(c)	343,870
342,000	5.55%, 10/20/32(c)	326,732
172,891	5.59%, 1/20/38(c)	164,061
540,441	5.60%, 11/29/30(c)	520,276
238,639	5.63%, 6/1/20(c)	236,586
375,108	5.63%, 4/15/27(c)	368,338
420,401	5.63%, 4/1/27(c)	412,424
71,707	5.64%, 1/20/38(c)	68,274
285,739	5.64%, 1/20/33(c)	274,400
769,790	5.64%, 1/20/38(c)	731,856
106,723	5.66%, 1/20/38(c)	101,782
106,090	5.66%, 10/20/32(c)	102,602
284,759	5.70%, 1/20/38(c)	272,471
223,200	5.73%, 4/20/37(c)	215,023
484,538	5.73%, 2/1/30(c)	476,782
785,942	5.75%, 1/20/33(c)	760,975
196,045	5.80%, 8/1/20(c)	196,194
104,211	5.83%, 11/1/20(c)	104,544

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

Principal Amount		Value
$15,962	5.88%, 1/31/11(c)	$15,911
142,221	5.91%, 12/4/37(c)	138,592
87,127	5.92%, 10/20/37(c)	84,476
225,000	5.93%, 2/20/33(c)	221,034
130,131	5.98%, 12/20/37(c)	127,419
410,256	5.98%, 12/31/26(c)	410,519
207,406	5.99%, 11/1/32(c)	204,568
135,383	6.00%, 10/20/37(c)	132,727
69,274	6.00%, 10/20/37(c)	67,915
192,252	6.00%, 10/20/37(c)	188,480
309,792	6.00%, 1/10/37(c)	302,820
223,501	6.01%, 1/20/38(c)	219,011
179,757	6.01%, 7/20/36(c)	176,213
132,116	6.01%, 11/8/32(c)	130,481
357,163	6.02%, 10/20/37(c)	350,671
161,661	6.04%, 2/1/27(c)	162,295
386,976	6.05%, 1/1/37(c)	380,875
189,058	6.05%, 1/5/26(c)	190,364
512,554	6.07%, 4/20/37(c)	502,036
148,409	6.08%, 7/1/32(c)	147,202
106,661	6.09%, 5/17/22(c)	107,015
109,360	6.10%, 1/1/13(c)	110,803
99,565	6.10%, 3/15/11(c)	99,535
202,817	6.10%, 8/25/37(c)	198,909
350,591	6.11%, 7/20/32(c)	348,431
110,554	6.11%, 1/15/29(c)	109,818
638,116	6.11%, 2/2/37(c)	672,416
829,245	6.12%, 7/20/37(c)	819,451
217,356	6.12%, 4/20/37(c)	214,842
303,356	6.12%, 1/26/37(c)	298,964
141,587	6.13%, 11/1/26(c)	142,954
136,931	6.13%, 4/16/27(c)	136,551
703,693	6.13%, 4/4/27(c)	701,848
302,900	6.13%, 4/19/27(c)	302,059
684,737	6.13%, 5/15/14(c)	699,452
135,068	6.13%, 8/1/19(c)	137,203
283,065	6.13%, 7/29/19(c)	287,583
565,143	6.13%, 5/31/14(c)	574,030
108,900	6.13%, 7/20/22(c)	110,306
99,841	6.18%, 1/20/38(c)	98,879
254,677	6.20%, 1/20/37(c)	252,879
115,516	6.22%, 6/1/37(c)	114,887
61,912	6.23%, 2/1/27(c)	62,833
406,296	6.23%, 3/14/32(c)	405,143
613,127	6.25%, 1/1/37(c)	607,926
113,591	6.28%, 3/1/14(c)	115,905
88,163	6.28%, 2/1/28(c)	89,581
82,581	6.33%, 3/2/27(c)	87,020

Principal Amount		Value
$212,768	6.38%, 1/31/37(c)	$212,498
241,736	6.38%, 2/16/37(c)	241,634
56,285	6.38%, 3/1/27(c)	57,543
782,051	6.51%, 4/20/37(c)	791,784
864,769	6.63%, 12/15/23(c)	891,394
201,722	6.64%, 4/20/37(c)	205,915
211,119	6.88%, 2/3/17(c)	219,689
439,558	6.88%, 2/3/22(c)	457,566
646,198	7.00%, 6/3/22(c)	663,342
242,497	7.13%, 12/10/16(c)	250,901
		22,687,777

Total U.S. Government Agency Obligations (Cost $66,725,729)		64,832,787

Promissory Notes — 1.92%
9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(c)(e)	10,524,298

Total Promissory Notes (Cost $9,375,000)		10,524,298

Shares
Investment Company — 1.14%
6,237,877	Wells Fargo Prime Investment Money Market Fund	6,237,877

Total Investment Company (Cost $6,237,877)		6,237,877

Short-Term Investment — 0.54%

$3,000,000	Freddie Mac, 0.70%, 9/14/09(f)	2,995,713

Total Short-Term Investment (Cost $2,990,317)		2,995,713

Total Investments (Cost $645,392,007)(g) — 121.65%		668,464,891

Liabilities in excess of other assets — (21.65)%		(118,968,386)

NET ASSETS — 100.00%		$549,496,505

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2009 (Unaudited)

(e)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $11,320,958 or 2.06% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	03/31/2009 Carrying Value Per Unit
	Fort Knox Military Housing
$1,395,000	Privatization Project	1/29/2007	$1,328,900	$0.57
	Massachusetts Housing
$9,375,000	Investment Corp.	3/29/2005	$9,375,000	$1.12

(f)	The rate represents the annualized yield at time of purchase.
(g)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

MBIA – Insured by MBIA

IBC—Insured by International Bancshares Corp.

See notes to financial statements.

16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $645,392,007)	$668,464,891
Segregated cash collateral for reverse repurchase agreement	7,663,601
Interest and dividends receivable	3,778,734
Receivable for open maturities	231,258
Receivable for fund shares sold	6,259
Receivable for investments sold	108,865
Deposits at broker for futures contracts	488,641
Prepaid expenses and other assets	77,925

Total Assets	680,820,174

Liabilities:
Distributions payable	1,612,424
Payable for investments purchased	408,539
Reverse repurchase agreements (including interest of $36,024)	128,974,507
Accrued expenses and other payables:
Investment advisory fees	277,777
Accounting fees	4,279
Distribution fees	113
Trustee fees	5
Audit fees	37,888
Transfer Agent fees	8,137

Total Liabilities	131,323,669

Net Assets	$549,496,505

Net Assets Consist Of:
Capital	$562,719,261
Distributions in excess of net investment income	(1,333,133)
Accumulated net realized losses from investment transactions and futures contracts	(31,454,383)
Net unrealized appreciation on investments and futures contracts	19,564,760

Net Assets	$549,496,505

Net Assets:
Class A	$908,246
Class I	548,588,259

Total	$549,496,505

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	94,656
Class I	57,221,922

Total	57,316,578

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.60

Class I	$9.59

Maximum Offering Price Per Share:
Class A	$9.97

Maximum Sales Charge - Class A	3.75%

(a)

For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

17

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2009 (Unaudited)

Investment Income:
Interest income	$17,323,104
Other income	54,661

Total Investment Income	17,377,765

Expenses:
Interest expense	1,438,010
Management fees	1,688,677
Distribution fees - Class A	243
Professional fees	40,874
Accounting services	25,873
Custodian fees	44,738
Insurance fees	15,343
Directors’ fees and expenses	6,170
Transfer agent fees	35,302
Printing and shareholder reports	10,828
Registration fees	17,189
Other fees	56,147

Total expenses	3,379,394
Expenses reduced/waived by:
Distributor	(122)

Net Expenses	3,379,272

Net Investment Income	13,998,493

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized gains from investment transactions	90,272
Net realized losses from futures contracts	(12,300,195)
Net change in unrealized appreciation/depreciation on investments	26,158,697
Net change in unrealized appreciation/depreciation on futures contracts	(4,126,305)

Net realized/unrealized gains from investments and futures contracts	9,822,469

Change in net assets resulting from operations	$23,820,962

See notes to financial statements.

18

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2009	Period June 1, 2008 to September 30, 2008	For the Year Ended May 31, 2008
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$13,998,493	$9,055,586	$23,775,831
Net realized losses from investments and futures contracts	(12,209,923)	(2,647,818)	(6,779,602)
Net change in unrealized appreciation/depreciation on investments and futures contracts	22,032,392	(787,050)	7,236,536

Change in net assets resulting from operations	23,820,962	5,620,718	24,232,765

Distributions to Class A Shareholders:
From net investment income	(2,568)	—	—

Distributions to Class I Shareholders:
From net investment income	(14,004,496)	(9,105,665)	(23,953,132)

Change in net assets resulting from shareholder distributions	(14,007,064)	(9,105,665)	(23,953,132)

Capital Transactions:
Proceeds from shares issued	9,860,667	32,501,000	68,500,203
Distributions reinvested	4,606,325	2,839,116	7,529,607
Cost of shares redeemed	(18,188,044)	(5,174,612)	(34,306,024)

Change in net assets resulting from capital transactions	(3,721,052)	30,165,504	41,723,786

Net increase in net assets	6,092,846	26,680,557	42,003,419

Net Assets:
Beginning of period	543,403,659	516,723,102	474,719,683

End of period	$549,496,505	$543,403,659	$516,723,102

Distributions in excess of net investment income	$(1,333,133)	$(1,324,562)	$(1,310,504)

Share Transactions:
Issued	1,034,675	3,481,488	7,180,712
Reinvested	488,479	302,684	790,074
Redeemed	(1,955,552)	(558,810)	(3,615,736)

Change in shares resulting from capital transactions	(432,398)	3,225,362	4,355,050

See notes to financial statements.

19

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Six Months Ended March 31, 2009 (Unaudited)

Cash Used for Operating Activities:
Net increase in net assets resulting from operations	$23,820,962
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Decrease in interest and dividend receivable	69,126
Decrease in deposits at broker for futures contracts	2,323,143
Increase in prepaid expenses and other assets	(6,264)
Increase in collateral for reverse repurchase agreements	(4,178,601)
Decrease in receivables/payables for TBA sales commitment	10,160,486
Decrease in receivables for open maturity	397,919
Increase in interest due on reverse repurchase agreements	(283,461)
Increase in payable to investment adviser	5,071
Decrease in accrued expenses and other liabilities	(108,638)
Proceeds from sales and paydowns of long-term securities	73,899,511
Proceeds from short sales	19,780,312
Purchases of long-term securities	(46,666,382)
Purchases of short sales	(30,015,865)
Net proceeds from short-term securities	12,396,552
Amortization of premium and discount - net	(35,010)
Realized and unrealized gain/(loss) on investments - net	(26,248,969)

35,309,892

Cash provided by Financing Activities:
Proceeds from issuance of shares	9,854,408
Cash payments on shares redeemed	(18,188,044)
Cash receipts from reverse repurchase agreements	661,445,754
Cash payments on reverse repurchase agreements	(679,086,271)
Distributions paid to shareholders	(9,366,873)

(35,341,026)

Cash:
Net decrease in cash	(31,134)
Cash at beginning of period	31,134

Cash paid for interest	1,721,471

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	4,606,325

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

	Period Ended March 31,	For the Six Months Ended March 31,	Period June 1, 2008 to September 30,	For the Year Ended May 31,
	2009		2008(a)	2008	2007	2006	2005	2004
	(Unaudited)	(Unaudited)
	Class A(b)	Class I(c)
Per Share Operating Performance:
Net asset value, beginning of period	$9.47	$9.41	$9.48	$9.46	$9.29	$9.82	$9.62	$10.21

Net investment income(d)	0.09	0.25	0.16	0.46	0.44	0.45	0.48	0.54
Realized and unrealized gain (loss)	0.13	0.18	(0.07)	0.02	0.17	(0.53)	0.20	(0.59)

Total from investment operations	0.22	0.43	0.09	0.48	0.61	(0.08)	0.68	(0.05)

Less dividends from net investment income	(0.09)	(0.25)	(0.16)	(0.46)	(0.44)	(0.45)	(0.48)	(0.54)

Net asset value, end of period	$9.60	$9.59	$9.41	$9.48	$9.46	$9.29	$9.82	$9.62

Total Investment Return:(e)
Based on net asset value per share	2.40%	4.61%	1.02%	5.19%	6.65%	(0.83)%	7.14%	(0.56)%
Ratios to Average Net Assets:(f)
Total expenses, net of reimbursement and excluding interest expense and investment structuring fees(g)	1.01%	0.73%	0.86%	0.93%	0.79%	0.74%	0.85%	0.87%
Total expenses, excluding interest expense	1.26%	0.73%	0.86%	0.93%	0.83%	0.73%	0.74%	0.78%
Net expenses	1.19%	1.28%	1.61%	1.99%	1.48%	1.32%	1.13%	1.04%
Investment income-net	5.25%	5.29%	5.17%	4.83%	4.55%	4.72%	4.87%	5.43%
Ratios to Average Net Assets, Plus Average Borrowings:(f)(h)
Total expenses, net of reimbursement and excluding interest expense and investment structuring fees(g)	0.81%	0.57%	0.67%	0.75%	0.70%	0.65%	0.72%	0.71%
Total expenses, excluding interest expense	1.01%	0.57%	0.67%	0.75%	0.74%	0.64%	0.63%	0.64%
Net expenses	0.95%	1.00%	1.25%	1.60%	1.31%	1.16%	0.96%	0.85%
Investment income-net	4.22%	4.15%	4.00%	3.88%	4.03%	4.13%	4.13%	4.44%
Supplemental Data:
Net assets, end of period (in thousands)	$908	$548,588	$543,404	$513,723	$474,720	$449,324	$388,299	$346,567
Portfolio turnover	6%	6%	1%	19%	23%	21%	33%	46%

(a)	Effective September 30, 2008, the Fund’s fiscal year end changed from May 31 to September 30.
(b)	For the period January 29, 2009 (commencement of operations) to March 31, 2009.
(c)	Fund level Shares were renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.
(d)	Based on average shares outstanding.
(e)	Total investment returns exclude the effect of sales charge.
(f)	Annualized for those periods that are less than one year.
(g)	During the fiscal years ended May 31, 2006, 2005 and 2004, to the extent that the Fund’s operating expenses (exclusive of management fees and interest expense) were less then 0.25% of the Fund’s monthly average net assets, the Fund repaid the Fund’s investment adviser and sub-adviser for operating expenses previously borne or reimbursed.
(h)	These ratios are calculated based upon the average net assets plus average borrowings.

See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1. Organization

Tamarack Funds Trust (“Tamarack”) was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of Tamarack is vested in its Board of Trustees (the “Board”). This semi-annual report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc. the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of Tamarack, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. (“Voyageur”or the “Advisor”) acts as the investment advisor for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates and PNC Global Investment Servicing (U.S.) Inc. (“PNC”).

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in debt securities specifically designed to support underlying economic activities such as affordable housing, education, small business lending, and job-creating activities in areas of the United States designated by Fund investors.

2. Significant Accounting Policies

Security Valuation:

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Valuations of mortgage backed securities that qualify under the Community Reinvestment Act (“CRA”) may also include adjustments to reflect the CRA premium indicated by the independent pricing agent to reflect the higher valuations accorded these securities in the market for their geographically or other targeted nature. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

22

NOTES TO FINANCIAL STATEMENTS

Financial Instruments:

Reverse Repurchase Agreements — To obtain short-term financing, the Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. For the six months ended March 31, 2009, the average amount borrowed was approximately $146,614,301 and the daily weighted average interest rate was 1.96%.

Details of open reverse repurchase agreements at March 31, 2009 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.65%	3/11/09	04/09/09	$(23,610,711)	$(23,598,355)
Goldman Sachs	0.65%	3/11/09	04/16/09	(23,910,012)	(23,894,481)
Goldman Sachs	0.75%	3/17/09	06/16/09	(31,242,118)	(31,183,000)
Goldman Sachs	0.75%	3/19/09	06/18/09	(17,427,375)	(17,394,398)
Goldman Sachs	0.65%	3/26/09	05/13/09	(32,896,735)	(32,868,249)

Details of underlying collateral pledged for open reverse repurchase agreements at March 31, 2009 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs 3/11/09 to 4/9/09
	Fannie Mae Pool #806754	4.50%	9/01/34	$3,820,741	$3,931,968
	Fannie Mae Pool #806759	4.50%	9/01/34	4,054,189	4,175,050
	Fannie Mae Pool #777621	5.00%	2/01/34	3,073,011	3,196,652
	Freddie Mac Pool #A25310	5.00%	6/01/34	2,205,354	2,292,642
	Freddie Mac Pool #A37185	5.00%	9/01/35	2,133,527	2,216,639
	Freddie Mac Pool #A66061	5.50%	8/01/37	2,598,297	2,711,954
	Freddie Mac Pool #A66116	6.00%	9/01/37	2,154,404	2,265,595
	Freddie Mac Pool #A67630	6.00%	11/01/37	2,294,773	2,413,209
	Freddie Mac Pool #A66156	6.50%	9/01/37	2,399,190	2,544,178

					$25,747,887

Goldman Sachs 3/11/09 to 4/16/09
	Fannie Mae Pool #835287	5.00%	8/01/35	$1,732,594	$1,800,409
	Freddie Mac Pool #A21681	5.00%	4/01/34	1,410,383	1,466,206
	Fannie Mae Pool #258627	5.50%	2/01/36	1,728,394	1,806,307
	Fannie Mae Pool #806761	5.50%	9/01/34	5,988,882	6,264,465
	Freddie Mac Pool #A30056	5.50%	12/01/34	1,716,996	1,795,686
	Freddie Mac Pool #A34999	5.50%	4/01/35	2,318,849	2,422,948
	Freddie Mac Pool #A59530	5.50%	4/01/37	1,769,411	1,846,810
	Freddie Mac Pool #A60751	5.50%	5/01/37	2,350,027	2,452,823
	Fannie Mae Pool #944502	6.00%	6/01/37	1,738,437	1,827,616
	Freddie Mac Pool #A61916	6.00%	6/01/37	4,157,232	4,371,792

					$26,055,062

23

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs 3/17/09 to 6/16/09
	Freddie Mac Pool #A42097	5.00%	1/01/36	$1,550,533	$1,611,155
	Freddie Mac Pool #A47552	5.00%	11/01/35	1,471,346	1,528,662
	Freddie Mac Pool #A76187	5.00%	4/01/38	1,047,327	1,086,594
	Freddie Mac Pool #A12237	5.00%	8/01/33	1,668,551	1,736,157
	Freddie Mac Pool #A40538	5.00%	12/01/35	2,245,021	2,332,476
	Freddie Mac Pool #A46735	5.00%	8/01/35	1,801,648	1,871,831
	Freddie Mac Pool #A45396	5.00%	6/01/35	1,161,421	1,207,390
	Freddie Mac Pool #A61915	5.50%	6/01/37	1,133,374	1,183,518
	Freddie Mac Pool #C77844	5.50%	3/01/33	1,034,121	1,082,807
	Freddie Mac Pool #A42803	5.50%	2/01/36	2,055,968	2,148,265
	Fannie Mae Pool #914428	5.50%	2/01/37	1,282,968	1,339,326
	Freddie Mac Pool #A61754	5.50%	5/01/37	1,297,564	1,354,323
	Freddie Mac Pool #A46746	5.50%	8/01/35	1,223,800	1,278,740
	Freddie Mac Pool #A18617	5.50%	1/01/34	1,245,346	1,302,420
	Freddie Mac Pool #A63456	5.50%	6/01/37	4,170,672	4,353,108
	Freddie Mac Pool #A20540	5.50%	4/01/34	1,459,049	1,525,917
	Freddie Mac Pool #A42805	6.00%	2/01/36	1,262,398	1,328,144
	Freddie Mac Pool #A48789	6.00%	5/01/36	1,105,340	1,162,561
	Freddie Mac Pool #A64447	6.00%	8/01/37	1,381,174	1,452,458
	Freddie Mac Pool #A68766	6.00%	10/01/37	1,267,663	1,333,089
	Freddie Mac Pool #A42804	6.00%	2/01/36	1,130,471	1,189,346
	Freddie Mac Pool #A49013	6.00%	5/01/36	1,246,476	1,311,003

					$34,719,290

Goldman Sachs 3/19/09 to 6/18/09
	Fannie Mae Pool #815009	5.00%	4/01/35	$2,332,748	$2,424,054
	Fannie Mae Pool #829005	5.00%	8/01/35	1,939,414	2,015,323
	Freddie Mac Pool #A38830	5.00%	5/01/35	2,087,884	2,169,218
	Freddie Mac Pool #A14325	5.00%	9/01/33	1,623,276	1,689,047
	Ginnie Mae Pool #675509	5.50%	6/15/38	2,344,293	2,454,803
	Freddie Mac Pool #A46321	5.50%	7/01/35	1,001,024	1,045,963
	Fannie Mae Pool #990510	5.50%	8/01/38	2,190,052	2,286,257
	Freddie Mac Pool #A73038	5.50%	1/01/38	1,246,847	1,301,387
	Freddie Mac Pool #A64015	6.00%	7/01/37	1,024,694	1,077,580
	Fannie Mae Pool #866969	6.00%	2/01/36	2,602,081	2,735,565

					$19,199,197

Goldman Sachs 3/26/09 to 5/13/09
	Fannie Mae Pool #663159	5.00%	7/01/32	$5,550,452	$5,799,615
	Fannie Mae Pool #727312	5.00%	9/01/33	3,841,801	3,996,373
	Fannie Mae Pool #844361	5.50%	11/01/35	5,063,887	5,292,158
	Fannie Mae Pool #829649	5.50%	3/01/35	3,629,800	3,796,827
	Fannie Mae Pool #885724	5.50%	6/01/36	4,296,935	4,486,604
	Fannie Mae Pool #702478	5.50%	6/01/33	3,099,327	3,245,818
	Fannie Mae Pool #257892	5.50%	2/01/38	3,654,243	3,814,766
	Fannie Mae Pool #952632	6.00%	7/01/37	2,392,694	2,513,807
	Fannie Mae Pool #952598	6.00%	7/01/37	2,420,172	2,544,324

					$35,490,292

24

NOTES TO FINANCIAL STATEMENTS

Derivatives — The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. During the six month period ended March 31, 2009, the Fund entered into only futures contracts as described below. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. Losses may also arise due to changes in the value of the contract or if the counterparty does not perform under the contract. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective.

Financial Futures Contracts — The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund had the following open futures contracts at March 31, 2009:

	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value	Counterparty
Short contracts:
Ten Year Swap	500	June, 2009	$(1,843,750)	$61,375,000	Barclays Capital
Ten Year Swap	145	June, 2009	$(512,031)	$17,821,406	Barclays Capital
U.S. Treasury Long Bond	250	June, 2009	$(1,152,343)	$31,273,438	Barclays Capital

TBA Commitments — The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Securities”.

Mortgage Backed Securities — Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the CRA in which it may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

25

NOTES TO FINANCIAL STATEMENTS

Recent Accounting Standard:

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”) —

SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The three levels of the fair value hierarchy under SFAS 157 are described below:

•    Level 1 - quoted prices in active markets for identical securities.

•    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2009 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Investments in Securities	$6,237,877	$662,227,014	$—	$668,464,891

Liabilities:
Other *	$(3,508,124)	$—	$—	$(3,508,124)

* Other financial instruments are instruments not reflected in the Schedule of Investments, such as futures contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

26

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates

Voyageur serves as investment advisor to the Fund. The Advisor has agreed to waive or limit fees through January 31, 2010, to maintain expenses, (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average monthly gross assets less liabilities, other than indebtness for borrowing. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. During the six month period ended March 31, 2009, no reimbursements were made to the Advisor.

Under the terms of the Fund’s management agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s average daily total assets less liabilities, other than indebtedness for borrowing. For purposes of calculating the management fee, assets purchased with borrowed monies are included in the total that is subject to the management fee. As a result, the Advisor has an incentive to use leverage so as to increase the amount of assets upon which it may charge a fee. As of March 31, 2009, the impact of leverage raised the management fee to approximately 64 basis points (0.64%) of the Funds average net assets.

Independent Trustees (Trustees of Tamarack who are not directors, officers or employees of the adviser, administrator or distributor) receive from the entire Tamarack fund family an annual retainer of $20,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all funds in Tamarack Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Tamarack Distributors, Inc. (the “Distributor”) acts as the Fund’s distributor. The Distributor is an affiliate of Voyageur. The Plan permits the Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

Class A
12b-1 Plan Fee	0.25%*

* The maximum Plan fee rate for Class A shares is 0.50%. The Distributor is currently waiving 0.25% of the 0.50% Plan fee for Class A.

27

NOTES TO FINANCIAL STATEMENTS

Plan fees are based on average daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2009, the Distributor waived $122 of Plan fees.

For the six months ended March 31, 2009, the Distributor received no commissions from front-end sales charges of Class A shares of the Fund. The Distributor received no CDSC fees from the Funds during the same six month period.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six month period ended March 31, 2009 were as follows:

Purchases	Sales
$ 41,871,448	$37,818,960

6. Capital Share Transactions:

Tamarack is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

For the Period Ended March 31, 2009*

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$901,526
Distributions reinvested	1,308

Change in Class A	$902,834

Class I
Proceeds from shares issued	$8,959,141
Distributions reinvested	4,605,017
Cost of shares redeemed	(18,188,044)

Change in Class I	$(4,623,886)

Change in net assets resulting from capital transactions	$(3,721,052)

SHARE TRANSACTIONS:
Class A
Issued	94,519
Reinvested	137

Change in Class A	94,656

Class I
Issued	940,156
Reinvested	488,342
Redeemed	(1,955,552)

Change in Class I	(527,054)

Change in shares resulting from capital transactions	(432,398)

* January 29, 2009 (commencement of operations) through March 31, 2009 for Class A and six month period ended March 31, 2009 for Class I

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

28

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2009 the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$645,392,007	$27,514,703	$(4,441,819)	$23,072,884

The tax character of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the period June 1, 2008 to September 30, 2008	$9,137,073	$9,137,073
For the year ended May 31, 2008	23,953,132	23,953,132

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2009.

As of September 30, 2008, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$ 310,646	2009
1,093,937	2010
2,026,076	2011
3,756,334	2012
659,184	2013
27,743	2014
2,484,167	2015
8,197,543	2016

The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on November 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Fund at the beginning of the day. As of September 30, 2008, the Fund did not have a liability for any uncertain tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

29

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers two share classes. These share classes are the A and I classes.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 0.50%, but the Funds’ Distributor is currently voluntarily waiving 0.25%. The Distributor currently has no plans to discontinue this waiver.)

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

Information for Tamarack Funds Shareholders Regarding Advisory Agreements

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”) for the Fund. After evaluating the services provided by the Advisor and reviewing the performance and relevant expenses of the Fund, the Trustees concluded that it was in the best interests of the Fund and its shareholders to continue the investment advisory agreement (“Agreement”).

As part of their review of the Agreement, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifications of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss this information and Voyageur’s intentions with regard to the ongoing management of the Fund. The Trustees reviewed the quality of the services provided to the Fund by Voyageur, including information prepared by a third-party consultant as to the Fund’s performance relative to an appropriate benchmark as well as compared to the Fund’s appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by it, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the materials. The Trustees received information from Voyageur regarding other benefits derived from its relationship with the Fund. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of each portfolio management team.

The Trustees observed that the Fund was ranked in the top quintile for its peer group for the one and three year periods, and in the top quintile of its peer universe for the one year period. The Board also noted that the Fund’s expense comparison was in the fifth quintile for both its peer group and peer universe. In considering the quality of services be provided by Voyageur, the Trustees discussed the strong research, credit and fundamental analysis capabilities, the specialized expertise in the area of fixed income investments eligible for regulatory credit under the Community Reinvestment Act of 1977 and the extensive portfolio management experience of Voyageur staff, as well as Voyageur’s operational and compliance structure and systems and Voyageur’s financial strength. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

Based upon their review, the Trustees determined that the advisory fee proposed to be payable to Voyageur was reasonable and fair in light of the nature and quality of services provided under all of the circumstances, and was within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interest of the Fund and its shareholders for the Trustees to approve the continuation of the Agreement for the Fund. In arriving at their decision to approve the renewal of the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

31

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/09	Expenses Paid During Period* 10/1/08-3/31/09	Annualized Expense Ratio During Period 10/1/08-3/31/09
Class A	$ 1,000.00	$1,017.54	$2.04	1.19%
Class I	$ 1,000.00	$1,046.10	$6.53	1.28%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period* 10/1/08-3/31/09	Annualized Expense Ratio During Period 10/1/08-3/31/09
Class A	$ 1,000.00	$1,006.47	$2.03	1.19%
Class I	$ 1,000.00	$1,018.55	$6.44	1.28%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

32

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33

Tamarack Funds

P.O. Box 219757

Kansas City, MO 64121-9757

800-422-2766

www.voyageur.net

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2009.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Voyageur Asset Management Inc. serves as investment adviser to the Access Capital Community Investment Fund (the” Fund”). The Fund is distributed by Tamarack Distributors Inc.

The Tamarack Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-

managed and responsibly harvested forests that meet strict

environmental and socioeconomic standards.

TF-AC SAR 03-09

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tamarack Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date	5/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date	5/29/09

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer (principal financial officer)

Date	5/29/09

* Print the name and title of each signing officer under his or her signature.